As filed with the Securities and Exchange Commission on November 30, 2009

1933 Act Registration No. 333-162441

1940 Act Registration No. 811-22338

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. 1	[X]
Post-Effective Amendment No.	[ ]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 1	[X]

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

100 International Drive
Baltimore, Maryland 21202
(Address of principal executive offices)

Registrant’s telephone number, including area code: (410) 539-0000

Name and address of agent for service:	Copy to:

RICHARD M. WACHTERMAN, ESQ.	ARTHUR C. DELIBERT, ESQ.
Legg Mason & Co., LLC	K&L Gates LLP
100 International Drive	1601 K Street, N.W.
Baltimore, Maryland 21202	Washington, D.C. 20006-1600
(Name and address of agent for service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, Registrant hereby elects to register an indefinite number of shares of Registrant and any series thereof hereinafter created.

Legg Mason Global Asset Management Trust

Contents of Registration Statement

This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

Legg Mason International Opportunities Bond Fund
Part A – Class A, Class C, Class FI, Class I and Class IS Prospectus

Legg Mason Manager Select Large Cap Growth Fund
Legg Mason Manager Select Large Cap Value Fund
Part A – Class I Prospectus

Legg Mason International Opportunities Bond Fund

Class A, Class C, Class FI, Class I and Class IS Shares

Part B - Statement of Additional Information

Legg Mason Manager Select Large Cap Growth Fund

Legg Mason Manager Select Large Cap Value Fund

Class I Shares

Part B – Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

December 1, 2009	Legg Mason GLOBAL ASSET MANAGEMENT

Prospectus

Legg Mason International Opportunities Bond Fund

Class:  Ticker Symbol

A

C

FI

I

IS

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any statement to the contrary is a crime.

INVESTMENT PRODUCTS: NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE

About the fund:

1	Investment objective

1	Fees and expenses of the fund

2	Principal investment strategies

3	Certain risks

5	Performance

5	Management

5	Purchase and sale of fund shares

6	Tax information

6	Payments to broker/dealers and other financial intermediaries

7	More on the fund’s investment strategies, risks and investments

12	Distribution plan and other compensation to dealers

14	More on management

About your investment:

16	Shareholder eligibility

21	How to invest

30	How to redeem your shares

33	Account policies

38	Services for investors

40	Dividends, distributions and taxes

42	Portfolio holdings disclosure policy

43	Financial highlights

44	Related Performance

Investment objective
Maximize total return consisting of income and capital appreciation.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 21 under the heading “How to Invest” and in the fund’s statement of additional information (“SAI”) on page 32 under the heading “Sales Charge Waivers and Reductions.”

Shareholder fees (paid directly from your investment (%)
	Class A	Class C	Class FI	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.25	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	Generally, none	1.00	None	None	None
Redemption fee (as a percentage of amount of shares redeemed or exchanged within 60 days of purchase)	2.00	2.00	2.00	2.00	2.00

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
	Class A	Class C	Class FI	Class I	Class IS
Management fees	0.50	0.50	0.50	0.50	0.50
Distribution and/or service (12b-1) fees	0.25	0.70	0.25	None	None
Other expenses[1]	0.51	0.51	0.51	0.51	0.41
Total annual fund operating expenses	1.26	1.71	1.26	1.01	0.91
Fees forgone and/or expenses reimbursed (subject to recapture)	(0.26)	(0.26)	(0.26)	(0.26)	(0.26)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses (subject to recapture)[2]	1.00	1.45	1.00	0.75	0.65

[1]	“Other expenses” are estimated for the current fiscal year; actual expenses may vary.

[2]	The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, dividend expense on short sales, taxes and extraordinary expenses) so that total annual operating expenses are not expected to exceed the amount shown in "Total annual fund operating expenses after forgoing fees and/or reimbursing expenses (subject to recapture)" above for each class indicated. This arrangement cannot be terminated prior to December 31, 2011 without the Board of Trustees' consent. The manager

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is permitted to recapture amounts forgone or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limit described above.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all dividends and other distributions without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares	1-year	3-years
Class A (with or without redemption at end of period) ($)	523	758
Class C (with redemption at end of period)	248	487
Class C (without redemption at end of period)	148	487
Class FI (with or without redemption at end of period)	102	347
Class I (with or without redemption at end of period)	77	269
Class IS (with or without redemption at end of period)	66	236

Portfolio turnover. The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

Principal investment strategies

The fund will normally invest its assets primarily in debt and fixed-income securities of foreign issuers located in developed countries. The fund will invest in the sovereign debt and currencies of countries in the Citigroup World Government Bond Index ex-U.S. The fund will invest in both investment grade and below investment grade securities, and intends to invest less than 35% of its total assets in below investment grade securities (commonly known as "junk bonds").  Investment grade securities are securities rated at the time of purchase by a nationally recognized statistical ratings organization ("NRSRO") within one of the top four categories, or, if unrated, judged by the adviser to be of comparable credit quality.  Securities rated in the lowest category of investment grade (BBB or Baa) are deemed to have speculative characteristics. Fixed income securities in which the fund may invest include debt securities issued or guaranteed by national governments, their agencies or instrumentalities and political sub-divisions (including inflation index linked securities); debt securities of supra-national organizations such as freely transferable promissory notes, bonds and debentures; corporate debt securities, including freely transferable promissory notes, debentures, bonds (including zero coupon bonds), convertible and non-convertible notes, commercial paper, certificates of deposits, and bankers acceptances issued by industrial, utility, finance, commercial banking or bank holding company organizations; mortgage-backed securities (including collateralized debt obligations), asset-backed securities; emerging markets debt; high yield debt; interest rate swaps; and currency risk management strategies including cross hedges.

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The fund will normally invest a minimum of 80% of its total assets in debt securities of issuers located in developed market countries. In addition, under normal circumstances, the fund will invest at least 80% of its net assets in debt securities. The fund may invest up to 25% of its net assets in convertible debt securities.

The fund may engage in a variety of transactions using “derivatives” such as futures, options, forward foreign currency transactions and swaps. The fund may invest significantly in derivatives for both hedging and non-hedging purposes, including for purposes of enhancing returns. Although the adviser has the flexibility to make use of derivatives, it may choose not to for a variety of reasons, even under very volatile market conditions.

The fund will normally hold a portfolio of debt securities of issuers located in a minimum of six countries. The adviser intends to maintain an average weighted portfolio quality of A or better, whether composed of rated securities or unrated securities deemed by the adviser to be of comparable quality.

The average weighted duration of the fund’s portfolio is expected to range from 1 to 10 years but for individual markets may be greater or lesser depending on the adviser’s view of the prospects for lower interest rates and the potential for capital gains.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective.  The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. As with all mutual funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following is a summary description of certain risks of investing in the fund.

Non-diversification risk. The fund is classified as “non-diversified,” which means that a percentage of its assets invested in any single issuer is not limited by the Investment Company Act of 1940, as amended. To the extent the fund invests its assets in fewer issuers, the fund’s performance is likely to be more volatile and will be more susceptible to negative events affecting those issuers than that of a diversified fund.

Foreign investments risk. The fund’s investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which the fund may invest may have markets that are less liquid and more volatile than U.S. markets, may suffer from political or economic instability and may experience negative government actions, such as currency controls or seizures of private businesses or property. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Because the fund invests significantly in securities denominated in foreign currencies, the fund may incur currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government and some foreign governments have defaulted on principal and interest payments.

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Emerging markets risk. The risks of foreign investment are greater for investments in emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and that can be expected to be less stable, than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in price volatility. An investment in any fund that invests in emerging market securities should be considered speculative.

Currency derivatives risk. Currency futures, forwards, or options may not always work as intended, and in specific cases the fund may be worse off than if it had not used a hedging instrument.

Market and interest rate risk. The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of securities with longer maturities and/or durations. The recent financial crisis has caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the fund. Because these events are unprecedented, it is difficult to predict their magnitude or duration.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or if the value of the assets underlying a security declines, the value of your investment will decline. Junk bonds have a higher risk of default, are considered speculative and may be less liquid than higher grade debt securities.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

Derivatives risk. Using derivatives, especially for non-hedging purposes, may involve greater risks to the fund than investing directly in securities, particularly as these instruments may be very complex, may not behave in the manner anticipated by the manager and are subject to counterparty risks. Certain derivative transactions may have a leveraging effect on the fund. Using derivatives can also disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses”

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for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, industry or sector, country or region, or about market movements is incorrect. In addition, the investment models used by the adviser to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors and do not assure successful investment.

These risks are discussed in more detail in this Prospectus or in the SAI.

Performance

Because the fund has not commenced operations as of the date of this Prospectus, it has no performance to report. The adviser manages other accounts with investment objectives, policies and strategies that are substantially similar in all material respects to the fund. Please see “Related Performance” in this Prospectus for information on the performance of the similar accounts managed by the adviser.

Management

Manager: Legg Mason Partners Fund Advisor, LLC

Adviser: Brandywine Global Investment Management, LLC

Portfolio managers: Stephen S. Smith and David F. Hoffman, CFA, have been the fund’s portfolio managers since inception.

Purchase and sale of fund shares

You may purchase redeem or exchange shares of the fund each day the New York Stock Exchange is open at the fund's net asset value determined after receipt of your request in good order, subject to any applicable sales charge.

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The fund’s initial and subsequent investment minimums generally are as follows:

Investment Minimum Initial/Additional Investment ($)
	CLASS A	CLASS C	Class fi	CLASS I	CLASS IS
General	1,000/50	1,000/50	N/A	N/A	N/A
Uniform Gifts or Transfers to Minor Accounts	1,000/50	1,000/50	N/A	N/A	N/A
IRAs	250/50	250/50	N/A	N/A	N/A
SIMPLE IRAs	None/None	None/None	N/A	N/A	N/A
Systematic Investment Plans	50/50	50/50	N/A	N/A	N/A
Clients of Eligible Financial Intermediaries	None/None	N/A	None/None	None/None	None/None
Retirement Plans with omnibus accounts held on the books of the fund	None/None	None/None	None/None	None/None	None/None
Other Retirement Plans	None/None	None/None	N/A	N/A	N/A
Institutional Investors	1,000/50	1,000/50	N/A	1 million/None	1 million/None

Your financial intermediary may impose different investment minimums.

For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial intermediary, or, if you hold your shares or plan to purchase shares through the fund, you should contact the fund by phone ( Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432) or by mail (Legg Mason Funds, P.O. Box 55214, Boston, MA 02205-8504).

Tax information

The fund’s distributions are taxable as ordinary income or capital gain, except when your investment is through an IRA, 401(k) or other tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

The fund and its related companies may pay broker/dealers or other financial intermediaries (such as a bank) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another

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investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

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More on the fund’s investment strategies, risks and investments

The fund’s investment objective is to maximize total return consisting of income and capital appreciation. The fund’s investment objective may be changed without shareholder approval.

MORE ON INVESTMENT STRATEGIES AND INVESTMENTS

Securities of developed countries

Any country that has a sovereign debt rating of A- or better from at least one NRSRO at the time of purchase will be considered a developed country.

An issuer is considered by the adviser to be located in a developed country if such issuer meets one or more of the following criteria:

•	Has a class of its securities listed in a developed country;

•	Is organized (i.e., is incorporated or otherwise formed) under the laws of, or has a principal office (i.e., is headquartered) in, a developed country;

•	Derives 50% or more or its total revenue from goods produced, sales made or services provided in one or more developed countries; or

•	Maintains 50% or more of its assets in one or more developed countries

Selection Process

The adviser follows a value approach to investing and therefore seeks to identify relative value in the international bond markets. The adviser defines as undervalued those markets where it believes real interest rates are high and the currency is undervalued with the potential to appreciate. The adviser will concentrate investments in those undervalued markets where it believes cyclical business conditions as well as secular economic and political trends provide the best opportunity for declining interest rates and a return to lower real rates over time. The adviser believes that such economic conditions provide the best potential to achieve capital appreciation.

Duration

The average weighted duration of the fund’s portfolio is expected to range from 1 to 10 years but for individual markets may be greater or lesser depending on the adviser’s view of the prospects for lower interest rates and the potential for capital gains. Duration is a measure of a bond’s or fixed income portfolio’s sensitivity to changes in interest rates. Unlike maturity, which considers only the date on which the final repayment of principal will be made, duration takes account of interim payments made during the life of the security.

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Derivatives

The fund will not use derivatives to incur a type or amount of risk exposure that it could not incur directly.  For purposes of the investment limitations set forth in this Prospectus and in the SAI, the fund will consider an instrument, including a synthetic instrument, to be equivalent to a security if, in the judgment of the adviser it has economic characteristics similar to that security. For example, the fund will consider an instrument, including a synthetic instrument (such as a future or swap), to be a fixed income security if, in the judgment of the adviser it has economic characteristics similar to fixed income securities.

Defensive Investing and Cash Management

For temporary defensive purposes or pending investment, the fund may invest without limit in cash, U.S. dollar-denominated money market instruments and repurchase agreements.

*     *     *

The fund’s investment objective and principal investment strategies are non-fundamental and may be changed by Legg Mason Global Asset Management Trust’s Board of Trustees (“Board”) without shareholder approval. The fund may not change its policy to invest at least 80% of its net assets plus borrowings for investment purposes in debt securities, without providing shareholders at least 60 days’ prior written notice.

MORE ON THE RISKS OF INVESTING IN THE FUND

Non-diversification risk. The fund is classified as “non-diversified,” which means that the percentage of its assets invested in any single issuer is not limited by the Investment Company Act of 1940, as amended. To the extent the fund concentrates its assets in fewer issuers, the fund’s performance is likely to be more volatile and will be more susceptible to negative events affecting those issuers than that of a diversified fund.

Foreign investments risk. The fund’s investments in securities of foreign issuers (including those denominated in U.S. dollars, foreign currencies and securities issued by U.S. entities with substantial foreign operations) involve greater risk than investments in securities of U.S. issuers. Foreign countries where issuers operate or are domiciled, or where the securities are traded, may have markets that are less liquid and more volatile than U.S. markets, may suffer from political or economic instability and may experience negative government actions, such as currency controls or seizures of private businesses or property. Values may also be affected by foreign tax laws and restrictions on receiving the investment proceeds from a foreign country. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting, auditing, financial reporting and regulatory standards than in the United States. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to non-U.S. withholding taxes, and special U.S. tax considerations may apply.

Because the fund invests significantly in securities denominated in foreign currencies, the fund may incur currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A security may be denominated in a currency that is different from the currency where the issuer is domiciled.

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Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Some foreign governments have defaulted on principal and interest payments. Even where a security is backed by the full faith and credit of a foreign government, it may be difficult for the fund to pursue its rights against a foreign government in that country’s courts.

Emerging markets risk. The risks of foreign investment are greater for investments in emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and that can be expected to be less stable, than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in price volatility. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will.

Because the fund may invest a significant amount of its total assets in emerging market securities, investors should be able to tolerate sudden, sometimes substantial, fluctuations in the value of their investments. An investment in any fund that invests in emerging market securities should be considered speculative.

Currency derivatives risk. The fund may use currency futures, forwards, or options in an attempt to increase returns, or hedge a portion of its currency risk. However, these instruments may not always work as intended, and in specific cases the fund may be worse off than if it had not used a hedging instrument.

Market and interest rate risk. The market prices of fixed income and other securities owned by the fund may go up or down, sometimes rapidly or unpredictably. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The value of a security may fall due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. The equity and debt capital markets in the United States and internationally have recently experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the fund. This environment could make identifying investment risks and opportunities using past models of the interplay of market forces especially difficult for the portfolio managers. Because these market conditions are unprecedented, it is difficult to predict their magnitude or duration. Changes in market conditions will not have the same impact on all types of securities. The value of a security may also fall due to specific conditions that affect a particular sector of the securities market or a particular issuer.

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When interest rates rise, the value of fixed income securities generally falls and when interest rates decline, the rates of interest income generated by the fund’s fixed income investments may decline. A change in interest rates will not have the same impact on all fixed income securities. Generally, the longer the maturity or duration of a fixed income security, the greater the impact of a rise in interest rates on the security’s value. In addition, different interest rate measures (such as short- and long-term interest rates and interest rates of different countries), or interest rates on different types of securities or securities of different issuers, may not necessarily change in the same amount or in the same direction

Certain fixed income securities pay interest at variable or floating rates. Variable rate securities tend to reset at specified intervals, while floating rate securities may reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the impact of changes in market interest rates on the value of the security, but mean that declines in market prices and interest rates are reflected more quickly in the fund’s holdings than they would be if the fund held fixed rate securities. However, some securities do not track the underlying index directly, but reset based on formulas that may produce a leveraging effect; others may provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.

Credit risk. If an obligor (such as the issuer, an insurer or other party offering credit enhancement) for a security held by the fund or a counterparty to a financial contract with the fund fails to pay, otherwise defaults or is perceived to be less creditworthy, a security’s credit rating is downgraded or the credit quality or value of any underlying assets declines, the value of your investment in the fund could decline. In addition, the fund may incur expenses to protect the fund’s interest in securities experiencing these events. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality.

Investment grade securities are securities rated at the time of purchase by a NRSRO within one of the top four categories, or, if unrated, judged by the adviser to be of comparable credit quality.  Securities rated in the lowest category of investment grade (BBB or Baa) are deemed to have speculative characteristics. Debt securities rated below BBB/Baa, commonly known as “junk bonds,” are subject to greater levels of credit risk. These securities have a higher risk of issuer default or may be in default and are considered speculative. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of such securities to make principal and interest payments than is the case for higher grade debt securities. Junk bonds may also be less liquid than higher-rated securities, which means the fund may have difficulty selling them at times, and may have to apply a greater degree of judgment in establishing a price for purposes of valuing shares of the fund.

Prepayment or call risk. Many fixed income securities give the issuer the option to repay or call the security prior to its maturity date. Issuers often exercise this right when interest rates fall. Accordingly, if the fund holds a fixed income security

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subject to prepayment or call risk, it may not benefit fully from the increase in value that other fixed income securities generally experience when interest rates fall. Upon prepayment of the security, the fund would also be forced to reinvest the proceeds at then current yields, which would be lower than the yield of the security that was paid off. In addition, if the fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the fund may lose the amount of the premium paid in the event of prepayment.

Derivatives risk. Using derivatives, especially for non-hedging purposes, may involve greater risks to the fund than investing directly in securities, particularly as these instruments may be very complex and may not behave in the manner anticipated by the manager. Certain derivative transactions may have a leveraging effect on the fund. Even a small investment in derivative contracts can have a significant impact on the fund’s stock market, interest rate or currency exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the fund will depend on the adviser's ability to analyze and manage derivative transactions. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the fund’s holdings. Using derivatives may increase volatility, which is the characteristic of a fund’s share price to fluctuate within a short time period. Holdings of derivatives also can make the fund less liquid and harder to value, especially in declining markets. Many over-the-counter derivatives will not have liquidity beyond the counterparty to the instrument. The fund's use of derivatives may also increase the amount it is required to distribute to shareholders to maintain its status as a registered investment company, and thus the amount of taxes payable by shareholders.

Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Swap agreements will tend to shift the fund’s investment exposure from one type of investment to another. For example, if the fund agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. As another example, if the fund agrees to exchange fixed-rate payments for variable-rate payments, the swap agreement would tend to decrease the fund’s exposure to market interest rates on the value of the security. The fund will not use swaps to incur a type or amount of risk exposure that it could not incur directly.

Cash management and defensive investing risk. The value of the investments held by the fund for cash management or defensive investing purposes may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested it could be subject to the credit risk

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of the depository institution holding the cash. If a significant amount of the fund's assets are used for cash management or defensive investing purposes, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

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Distribution plan and other compensation to dealers

Distributor of the Fund’s Shares:

Legg Mason Investor Services, LLC (“LMIS”), 100 International Drive, Baltimore, Maryland 21202, distributes the fund’s shares.

The fund has adopted plans under Rule 12b-1 with respect to its Class A, Class C and Class FI shares that allow it to pay fees for the sale of its shares and for services provided to the shareholders of that particular class. These fees are calculated daily and paid monthly. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

For Class A shares under the plan, the fund pays LMIS an annual service fee equal to 0.25% of the fund’s average daily net assets attributable to Class A shares.

For Class C shares under the plan, the fund pays LMIS an annual distribution fee equal to 0.45% and an annual service fee equal to 0.25% of the fund’s average daily net assets attributable to Class C shares.

For Class FI shares under the plan, the fund pays LMIS an annual service fee equal to 0.25% of the fund’s average daily net assets attributable to Class FI shares under the plan.

Other Compensation to Dealers:

LMIS, the adviser and/or their affiliates make payments for distribution, shareholder servicing, marketing and promotional activities and related expenses out of their profits and other available sources, including profits from their relationships with the fund. These payments are not reflected as additional expenses in the fee table contained in this Prospectus. The recipients of these payments may include LMIS and affiliates of the adviser, as well as non-affiliated broker/dealers, insurance companies, financial institutions and other financial intermediaries through which investors may purchase shares of the fund, including your financial intermediary. The total amount of these payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund-related marketing or shareholder servicing activities. The payments described in this paragraph are often referred to as “revenue sharing payments.” Revenue sharing arrangements are separately negotiated.

Revenue sharing payments create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the fund to you. Contact your financial intermediary for details about revenue sharing payments it receives or may receive. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit the manager, adviser,

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LMIS and their affiliates to the extent the payments result in more assets being invested in the fund on which fees are being charged.

Salespersons and others entitled to receive compensation for selling or servicing fund shares may receive more with respect to one class than another.

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More on management

Manager and Adviser:

Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “manager”) is the fund’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the fund. As of September 30, 2009, LMPFA’s total assets under management were approximately $182.2 billion. The fund will pay LMPFA a fee equal to 0.50% of its average daily net assets (net of any fee waivers or reimbursements) for investment management services.

LMPFA has retained Brandywine Global Investment Management, LLC ("Brandywine Global"), 2929 Arch Street, Philadelphia, Pennsylvania 19104, as investment adviser to the fund. Brandywine Global provides investment management services to the fund, which includes making investment decisions to buy, sell or hold a particular security. Brandywine Global acts as adviser or subadviser to individuals, public funds, corporations, pension and profit sharing plans, Taft-Hartley Plans, endowments and foundations, as well as to investment company portfolios. Aggregate assets under management of Brandywine Global were approximately $29.2 billion as of September 30, 2009.

A discussion regarding the basis for the Board’ approval of the fund’s management agreement and investment advisory agreement will be available in the fund’s next semi-annual or annual report to shareholders.

LMPFA, Brandywine Global and LMIS are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

Portfolio Management:

Stephen S. Smith and David F. Hoffman, CFA are the fund’s portfolio managers and are responsible for the day-to-day management of the fund. Mr. Smith is a Managing Director of Brandywine Global and has been employed at Brandywine Global since 1992. Mr. Hoffman is a Managing Director of Brandywine Global and has been employed at Brandywine Global since 1995. John P. McIntyre, CFA is the fund’s Associate Portfolio Manager/Senior Research Analyst and is responsible for research and market insight for the fund. Mr. McIntyre has been employed at Brandywine Global since 1998.

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The fund’s statement of additional information (“SAI”) provides information about each portfolio manager’s compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the fund.

Expense Limitation:

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, dividend expense on short sales, taxes and extraordinary expenses), subject to recapture as described below. As a result, total annual operating expenses in the “Annual fund operating expenses” table are not expected to exceed the amount shown in “Total annual fund operating expenses after forgoing fees and/or reimbursing expenses (subject to recapture)” for each class indicated. This arrangement is expected to continue until December 31, 2011, may be terminated prior to that date by agreement of the manager and the Board, and may be terminated at any time after that date by the manager. The arrangement, however, may be modified by the manager to decrease total annual operating expenses at any time. The manager is also permitted to recapture amounts forgone or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding this limit or any other limit then in effect.

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Shareholder eligibility

The fund offers five classes of shares: Class A, Class C, Class FI, Class I and Class IS. Each share class represents an investment in the same portfolio of securities, but is subject to different expenses, different distribution and shareholder servicing arrangements and different eligibility requirements for investing.

The fund generally will accept an application to establish a new account only if the beneficial owner has a U.S. address or, subject to the requirements of local law, is a U.S. citizen with a foreign address.

Summarized below are the eligibility requirements for each share class. Once you determine which share class is available to you for investment, you should follow the purchasing instructions beginning on page 21.

You can buy shares through banks, brokers, dealers, insurance companies, investment advisers, financial consultants, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with LMIS to sell shares of the fund (“Financial Adviser”). You can also buy shares directly from the fund.

The fund reserves the right to revise the minimum initial investment and other eligibility requirements at any time. In addition, the fund may waive the minimum initial investment requirements in its sole discretion.

Retirement Plans

Retirement Plans with omnibus accounts held on the books of the fund can generally invest in four classes of shares: Class C, Class FI, Class I and Class IS shares.

Class A shares are not offered through Financial Advisers for Retirement Plans with omnibus accounts held on the books of the fund, with limited exceptions. Class A shares are not available to new Retirement Plan investors through a Financial Adviser if the Financial Adviser makes Class FI shares available. Please see below for additional information.

“Retirement Plans” include 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing plans, non-qualified deferred compensation plans and other similar employer-sponsored retirement plans. Retirement Plans do not include individual retirement vehicles, such as traditional and Roth IRAs, Coverdell education savings accounts, individual 403(b)(7) custodial accounts, Keogh plans, Section 529 college savings plans, SEPs, SARSEPs, SIMPLE IRAs or similar accounts. Although Retirement Plans with omnibus accounts held on the books of the fund are not subject to minimum initial investment requirements for any of these share classes, certain investment minimums may be imposed by a financial intermediary. LMIS may impose certain additional requirements. Please contact your Financial Adviser for more information.

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Other Retirement Plans

Other Retirement Plans can generally invest in two classes of shares: Class A and Class C. “Other Retirement Plans” include Retirement Plans investing through brokerage accounts, and also include certain Retirement Plans with direct relationships to the fund that are neither institutional investors nor investing through omnibus accounts. Individual retirement vehicles, such as IRAs, may also choose between these share classes. Other Retirement Plans and individual retirement vehicles are treated like individual investors for purposes of determining sales charges and any applicable sales charge reductions or waivers.

Class A and Class C Shares

When choosing whether to buy Class A or Class C shares, you should consider:

•	How much you plan to invest

•	How long you expect to own the shares

•	The expenses paid by each class detailed in the “Fees and Expenses of the Fund” section of this Prospectus

•	Whether you qualify for any reduction or waiver of sales charges

If you plan to invest a large amount and your investment horizon is five years or more, Class C shares might not be as advantageous as Class A shares. The annual distribution and service fees on Class C shares may cost you more over the longer term than the front-end sales charge you would have paid for larger purchases of Class A shares. However, if you intend to invest for only a few years Class C shares might be more appropriate because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to shares redeemed one year or more after purchase.

For questions regarding your eligibility to invest in Class A or Class C shares, contact your Financial Adviser or LMIS’ Funds Investor Services Division (“FIS”) at 1-800-822-5544.

Class FI, Class I and Class IS Shares

For questions regarding your eligibility to invest in Class FI, Class I and Class IS shares, call 1-877-515-3863 or contact your financial intermediary. You may be required to provide appropriate documentation confirming your eligibility to invest in these share classes.

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The following classes of investors may purchase Class FI shares:

•

Investors who invest in the fund through financial intermediaries that offer their clients Class FI shares through investment programs (such as (i) fee-based advisory or brokerage account programs, (ii) employee benefit plans such as 401(k), 457 or 403(b) retirement plans or (iii) college savings vehicles such as 529 plans) authorized by LMIS

The following classes of investors may purchase Class I shares:

•

Institutional investors who make an initial investment of at least $1 million in the fund. Generally, institutional investors are corporations, banks, trust companies, insurance companies, investment companies, foundations, endowments, pension and profit-sharing plans, and similar entities

•

Investors who invest in the fund through financial intermediaries that offer their clients Class I shares through investment programs (such as (i) fee-based advisory or brokerage account programs, (ii) employee benefit plans such as 401(k), 457 or 403(b) retirement plans or (iii) college savings vehicles such as 529 plans) authorized by LMIS

•

The following persons are eligible to purchase Class I shares of the fund: 1) current employees of the fund’s manager and its affiliates; 2) current and former board members of investment companies managed by affiliates of Legg Mason; 3) current and former board members of Legg Mason; and 4) the immediate families of such persons. Immediate families are such person’s spouse, including the surviving spouse of a deceased board member, and children under the age of 21. For such investors, the minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $50

The following classes of investors may purchase Class IS shares:

•

Institutional investors who make an initial investment of at least $1 million in the fund. Generally, institutional investors are corporations, banks, trust companies, insurance companies, investment companies, foundations, endowments, pension and profit-sharing plans, and similar entities

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Comparing the fund’s classes

The following table compares key features of the fund’s classes. You should review the fee table and example in the “Fees and Expenses of the Fund” section carefully before choosing your share class. Your Financial Adviser can help you decide which class meets your goals. Your Financial Adviser may receive different compensation depending upon which class you choose. Please contact your Financial Adviser regarding the availability of the fund.

Class	Key Features	Initial Sales Charge	Contingent Deferred Sales Charge	Annual Distribution and/or Service Fees
Class A	• Initial sales charge • You may qualify for reduction or waiver of initial sales charge • Generally lower annual expenses than Class C	Up to 4.25%; reduced or waived for large purchases and certain investors. No charge for purchases of $1 million or more	1.00% on purchases of $1 million or more if you redeem within 1 year of purchase; waived for certain investors	0.25% of average daily net assets
Class C	• No initial sales charge • Contingent deferred sales charge for only 1 year • Does not convert to Class A • Generally higher annual expenses than Class A	None	1.00% if you redeem within 1 year of purchase; waived for certain investors	0.70% of average daily net assets
Class FI	• No initial or contingent deferred sales charge • Only offered to clients of	None	None	0.25% of average daily net assets

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financial intermediaries and eligible Retirement Plans
Class I	• No initial or contingent deferred sales charge • Only offered to institutional, other eligible investors and eligible Retirement Plans	None	None	None
Class IS	• No initial or contingent deferred sales charge • Only offered to institutional investors and eligible Retirement Plans • Generally lower expenses than the other classes	None	None	None

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How to invest

Purchasing Class A Shares

Prior to opening an account you should consult the section “Shareholder Eligibility” on page 16, which outlines share class eligibility requirements as well as initial and subsequent investment minimums.

You can open an account by contacting your Financial Adviser. To open an account directly with the fund call 1-800-822-5544 or visit www.leggmason.com/individualinvestors for an account application.

Certain investment methods may be subject to lower minimum initial and/or subsequent investment amounts. In certain limited circumstances, the minimum initial and subsequent investment amounts may be waived. Contact your Financial Adviser or the fund with any questions regarding your investment options.

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower rate as the aggregate size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund’s distributions or dividends you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase. The table below also shows the amount of compensation that will be paid out of the sales charge to your Financial Adviser if you buy shares from one (“broker dealer commission”). Financial Advisers will also receive a service fee payable on Class A shares at an annual rate of up to 0.25% of the average daily net assets represented by the Class A shares serviced by them. For Class A shares sold directly by LMIS, LMIS will receive the sales charge imposed on purchases of Class A shares (or any contingent deferred sales charge paid on redemptions) and will retain the full amount of such sales charge.

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Amount of investment ($)	Sales Charge as % of offering price	Sales Charge as % of net amount invested	Broker/Dealer Commission as % of offering price
Less than 100,000	4.25	4.44	4.00
100,000 but less than 250,000	3.50	3.63	3.00
250,000 but less than 500,000	2.50	2.56	2.00
500,000 but less than 750,000	2.00	2.04	1.60
750,000 but less than 1 million	1.50	1.52	1.20
1 million or more(1)	0	0	up to 1.00

(1)   LMIS may pay a commission of up to 1.00% to a Financial Adviser for purchase amounts of $1 million or more. In such cases, starting in the thirteenth month after purchase, the Financial Adviser will also receive an annual service fee of up to 0.25% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, LMIS will retain this fee. Where the Financial Adviser does not receive the payment of this commission from LMIS, the Financial Adviser will instead receive the annual service fee starting immediately after purchase. Please contact your Financial Adviser for more information.

Investments of $1,000,000 or more

You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a contingent deferred sales charge of 1.00%. The contingent deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a contingent deferred sales charge and then the shares in your account that have been held the longest.

To have your Class A contingent deferred sales charge waived, you or your Financial Adviser must let the fund know at the time you redeem shares that you qualify for such a waiver.

Qualifying for a reduced Class A sales charge

There are several ways you can combine multiple purchases of Class A shares of funds distributed by LMIS to take advantage of the breakpoints in the sales charge schedule. In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares, you must inform your Financial Adviser or the fund if you are eligible for a letter of intent or a right of accumulation and if you own shares of other funds distributed by LMIS that are eligible to be aggregated with your purchases.

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If you or your Financial Adviser does not inform the fund that you are eligible for a reduction, you may not receive a sales charge discount to which you are otherwise entitled. Certain records, such as account statements of all relevant accounts in the fund family, may be necessary in order to verify your eligibility for reduced sales charges.

Accumulation Privilege – allows you to combine the current value of shares of the fund with other shares of funds distributed by LMIS that are owned by:

•	you; or

•	your spouse and children under the age of 21

with the dollar amount of your next purchase of Class A shares for purposes of calculating the initial sales charge.

Certain trustees and other fiduciaries may be entitled to combine accounts in determining their sales charge.
Shares of money market funds distributed by LMIS may be combined only if they were acquired by exchange from other funds offered with a sales charge.

If you hold shares of funds distributed by LMIS in accounts at two or more Financial Advisers, please contact your Financial Advisers to determine which shares may be combined.

Letter of Intent – allows you to purchase Class A shares of funds distributed by LMIS over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. At the time you enter into the letter of intent, you select your asset goal amount. Generally, purchases of shares of funds distributed by LMIS that are purchased during the 13-month period by

•	you; or

•	your spouse and children under the age of 21

are eligible for inclusion under the letter, based on the public offering price at the time of the purchase, and any capital appreciation on those shares. In addition, you can include towards your asset goal amount the current value of any eligible holdings.

If you hold shares of funds distributed by LMIS in accounts at two or more Financial Advisers, please contact your Financial Advisers to determine which shares may be credited toward your letter of intent asset goal.

Shares of money market funds distributed by LMIS may be included toward your asset goal amount only if they were acquired by exchange from other funds offered with a sales charge.

If you do not meet your asset goal amount, shares in the amount of any sales charges due, based on the amount of your actual purchases, will be redeemed from your account.

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Waivers for certain Class A investors

Class A initial sales charges are waived for certain types of investors, including:

•	Employees of Financial Advisers having dealer, service or other selling agreements with LMIS
•	Investors who redeemed at least the same amount of Class A shares of a fund distributed by LMIS in the past 60 days, if the investor’s Financial Adviser is notified
•	Directors and officers of any Legg Mason-sponsored fund
•	Employees of Legg Mason and its subsidiaries

•	Investors investing through certain Retirement Plans

If you qualify for a waiver of the Class A initial sales charge, you must notify your Financial Adviser or the transfer agent at the time of purchase and provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the initial sales charge waiver.

If you want to learn more about waivers or reductions of Class A initial sales charges, contact your Financial Adviser or the fund, consult the SAI or visit the Legg Mason Funds’ website, http://www.leggmason.com/individualinvestors, and click on the name of the fund.

Purchasing Class C Shares

You buy Class C shares at net asset value without paying an initial sales charge. However, if you redeem your Class C shares within one year of purchase, you will pay a contingent deferred sales charge of 1.00%.

LMIS will generally pay Financial Advisers selling Class C shares a commission of up to 0.75% of the purchase price of the Class C shares they sell and LMIS will retain the contingent deferred sales charges and an annual distribution/service fee of up to 0.70% of the average daily net assets represented by the Class C shares serviced by these Financial Advisers until the thirteenth month after purchase. Starting in the thirteenth month after purchase, these Financial Advisers will receive an annual distribution/service fee of up to 0.70% of the average daily net assets represented by the Class C shares serviced by them.

Certain investment methods may be subject to lower minimum initial and/or subsequent investment amounts. In certain limited circumstances, the minimum initial and subsequent investment amounts may be waived. Contact your Financial Adviser or the fund with any questions regarding your investment options.

More about contingent deferred sales charges

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The contingent deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a contingent deferred sales charge:

•	When you exchange shares for shares of the same share class of another fund distributed by LMIS
•	On shares representing reinvested distributions and dividends

•	On shares no longer subject to the contingent deferred sales charge

To have your Class C contingent deferred sales charge waived, you or your Financial Adviser must let the fund know at the time you redeem shares that you qualify for such a waiver.

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a contingent deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a fund distributed by LMIS and paid a contingent deferred sales charge, you may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days in any other fund distributed by LMIS and receive pro rata credit for any contingent deferred sales charge imposed on the prior redemption. Please contact your Financial Adviser or the fund for additional information.

The fund’s distributor receives contingent deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Financial Adviser.

Contingent deferred sales charge waivers

The contingent deferred sales charge for Class C will generally be waived:

•	On payments made through certain systematic withdrawal plans
•	On certain distributions from a Retirement Plan
•	For Retirement Plans with omnibus accounts held on the books of the fund
•	For involuntary redemptions of small account balances
•	For 12 months following the death or disability of a shareholder

If you want to learn more about waivers of contingent deferred sales charges, contact your Financial Adviser or the fund, consult the SAI or visit the Legg Mason Funds’ website, http://www.leggmason.com/individualinvestors, and click on the name of the fund.

Purchasing Class FI Shares, Class I Shares and Class IS Shares

To obtain an application, please call 1-877-515-3863.

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If you invest through a Financial Adviser, note that you may purchase shares only in accordance with the instructions and limitations of your Financial Adviser’s program. Your Financial Adviser may have different minimum investment requirements for investments in Class FI, Class I and Class IS shares than the minimum investment requirements described in this Prospectus.

Purchasing Additional Shares

Once your account is open, you may use the following methods to purchase additional shares of the fund.

Through Your Financial Adviser

Your Financial Adviser can purchase shares of the fund on your behalf and provide information on other methods available to you for purchasing additional shares. Investments made through your Financial Adviser may be subject to transaction fees or other purchase conditions as set by your Financial Adviser. Your Financial Adviser may have different minimum investment requirements for investments in Class A and Class C shares than the minimum investment requirements described in this Prospectus. You should consult your Financial Adviser’s program literature for further information.

Directly With The Fund
Mail

Mail your check, payable to Legg Mason Funds, to the following address with either an Additional Purchase Form or a note indicating the fund and share class you want to buy and your account number:

Legg Mason Funds
P.O. Box 55214
Boston, MA 02205-8504

Telephone or Wire (Class A and Class C shares)

Call the fund at 1-800-822-5544 to arrange with your bank to transfer money directly from your checking or savings account. Wire transfers may be subject to a service charge by your bank.

The wire should state that the funds are for the purchase of shares of a specific fund and share class and include the account name and number.

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Wire Transfers (Class FI, Class I and Class IS shares)

Wire federal funds to State Street Bank and Trust Company, the fund’s custodian. Before wiring federal funds, you must first telephone the fund at 1-877-515-3863 to receive instructions for wire transfer. Please note that the following information will be required when calling: shareholder name; name of the person authorizing the transaction; account number; name of the fund and class of shares to be purchased; amount being wired; and name of the wiring bank.

The wire should state that the funds are for the purchase of shares of a specific fund and share class and include the account name and number.

Internet or TeleFund (Class A and Class C shares)	Visit www.leggmason.com/individualinvestors or call TeleFund, the automated telephone account management service, at 1-877-6-LMFUNDS (1-877-656-3863).
Contributions of Eligible Securities (Class FI, Class I and Class IS shares)

Shares may be purchased and paid for by the contribution of eligible portfolio securities, subject in each case to approval by the adviser. Approval will depend on, among other things, the nature and quality of the securities offered and the current needs of the fund. Investors who wish to purchase fund shares through the contribution of securities should contact the fund at 1-877-515-3863 for instructions.

Investors should realize that at the time of contribution they may recognize a gain or loss for tax purposes on securities contributed. The adviser, on behalf of the fund, has full discretion to accept or reject any securities offered as payment for shares. Securities will not be accepted in payment of fund shares from persons who are affiliated with the fund’s adviser or the fund.

Securities offered in payment for shares will be valued in the same way and at the same time the fund values its portfolio securities for the purpose of determining net asset value. (See “Calculation of Net Asset Value” below.)

Future First® Systematic Investment Plan (Class A and Class C shares)

Contact the fund to enroll in Legg Mason’s Future First®; Systematic Investment Plan. This plan allows you to automatically invest a specific dollar amount at regular intervals. The transfer agent will transfer money directly from your checking or savings account or another Legg Mason Fund to purchase fund shares.

Additional Information About Purchases

The fund must receive your purchase order in good order (meaning that it is complete and contains all necessary information; for example, number of shares or dollar amount

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to be invested plus any applicable sales charge and name of the fund) before the close of regular trading on the New York Stock Exchange (“Exchange”), normally 4:00 p.m. (Eastern time), to receive that day’s price. Orders received after the close of the Exchange will be processed at the fund’s net asset value as of the close of the Exchange on the next day the Exchange is open. Orders received by your Financial Adviser before the close of regular trading on the Exchange, will be processed at the net asset value determined on the day the order was received by the Financial Adviser. Certain Financial Advisers may have agreements to purchase shares of the fund with payment generally to follow the next business day, but no later than three business days after the order is placed. If payment is not received by that time, your order is subject to cancellation and you and the Financial Adviser could be held liable for resulting fees or losses. If you invest in the fund through a Financial Adviser, it is your Financial Adviser’s responsibility to transmit your order to the fund in a timely manner. If you purchase shares directly from the fund, your payment must accompany your order.

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be cancelled and you may be liable for any loss to the fund. The fund and its agents have the right to reject or cancel any purchase due to nonpayment.

When you purchase shares directly from the fund and have not identified a broker/dealer that has an agreement to distribute the fund, your order will be placed through LMIS, the fund’s distributor, which will provide shareholder services to you and will receive any distribution and service (12b-1) fees paid by the class of shares which you own. For more information regarding 12b-1 fees see “Distribution Plan” above.

Any shares purchased or received as a distribution will be credited directly to the investor’s account.

The fund may be available for purchase by Retirement Plans or savings plans, including 401(k) plans, 457 plans and 403(b) plans. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect the fund as an investment option. Participants in a Retirement Plan or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions.

For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan. Investors who purchase shares through Retirement Plans should be aware that the plan administrator may aggregate purchase and redemption orders of participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the fund for execution.

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The fund may not be available for sale in certain states. Prospective investors should inquire as to whether the fund is available for sale in their state of residence.

Account Registration Changes:

Changes in registration or certain account options for accounts held directly with the fund must be made in writing. Medallion signature guarantees may be required. (See “ACCOUNT POLICIES – Medallion Signature Guarantee” below.) All correspondence must include the account number and must be sent to:

Legg Mason Funds
P.O. Box 55214
Boston, Massachusetts 02205-8504

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How to redeem your shares

You can redeem your shares through any of the following methods. Redemptions are subject to contingent deferred sales charges described in “How to Invest” above and may be subject to a redemption fee described below.

Through Your Financial Adviser

Your Financial Adviser can redeem shares of the fund on your behalf. Redemptions made through your Financial Adviser may be subject to transaction fees or other conditions as set by your Financial Adviser. You should consult your Financial Adviser’s program literature for further information.

Directly With The Fund

Additional documentation may be required from corporations, executors, partnerships, administrators, trustees or custodians. Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (provided that your bank information is already on file). Wire transfers may be subject to a service charge by your bank. For wire transfers, be sure that the fund has your bank account information on file.

All requests for redemption should indicate: 1) the number of shares or dollar amount to be redeemed and the investor’s account number; 2) the investor’s name and the names of any co-owners of the account, using exactly the same name or names used in establishing the account; 3) proof of authorization to request redemption on behalf of any co-owner of the account (please contact the fund for further details); and 4) the name, address and account number to which the redemption payment should be sent.

Payment of redemption proceeds normally will be made by wire one business day after receipt of a redemption request in good order. Additional documentation may be required from corporations, executors, partnerships, administrators, trustees or custodians.

Redemption requests may require a Medallion signature guarantee. (See “ACCOUNT POLICIES– Medallion Signature Guarantee.”)

Telephone (Class A and Class C shares)

Call the fund at 1-800-822-5544 to request a redemption. Please have the following information ready when you call: the name of the fund, dollar amount (or number of shares) to be redeemed and your account number.

Internet or TeleFund (Class A and Class C shares)	Redeem shares through the Internet at www.leggmason.com/individualinvestors or through TeleFund at 1-877-6-LMFUNDS (1-877-656-3863).
Mail	Send a letter to the fund requesting redemption of your shares to:

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Legg Mason Funds P.O. Box 55214 Boston, MA 02205-8504 The letter should be signed by each owner of the account exactly as the account is registered.
Fax (Class FI, Class I and Class IS shares)	Fax a request for redemption to the fund at 1-816-218-0462.

Additional Information About Redemptions:

The fund must receive your redemption order in good order (meaning that it is complete and contains all necessary information; for example, number of shares or dollar amount to be redeemed and name of the fund) before the close of regular trading on the Exchange, normally 4:00 p.m. (Eastern time), to receive that day’s price. However, orders received by your Financial Adviser by the close of regular trading on the Exchange, will be effected at the net asset value determined on the day the order was received by your Financial Adviser. If you hold your shares through a Financial Adviser, it is your Financial Adviser’s responsibility to transmit your order to the fund in a timely manner.

The fund’s service providers will follow reasonable procedures to ensure the validity of any telephone, electronic or other redemption request, such as requesting identifying information from users or employing identification numbers. The fund and its service providers will not be responsible for any account losses due to fraudulent telephone, electronic or other orders that they reasonably believe to be genuine.

Payment of redemption proceeds of shares that were recently purchased by check or automatic investment arrangements or acquired through reinvestment of distributions paid on such shares by the fund may be delayed for up to ten days from the purchase date until the check or automatic investment has cleared.

The fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions. Shareholders who receive a redemption in-kind may incur costs to dispose of the securities they receive and may receive securities that are difficult to sell.

Redemption Fee:

This fund is intended for long-term investors. Short-term “market timers” who engage in frequent purchases and redemptions affect the fund’s investment planning and create additional transaction and other costs. For this reason, the fund imposes a 2% redemption fee on all redemptions, including exchanges, of fund shares redeemed or exchanged within 60 days of the date of their purchase. The fee is deducted from your redemption proceeds. For example, if you request redemption of $100 of shares subject to a redemption fee, you will receive $98 ($100 redemption proceeds minus $2

33

redemption fee). The redemption fee will be paid directly to the fund to help offset the costs imposed on it by short-term trading. This fee will be waived for certain approved mutual fund asset allocation programs ("wrap programs") that have prior arrangements with the fund.  Please contact your Financial Adviser for information regarding wrap program fees.

The fund will use the "first-in, first-out" method to determine the holding period of shares -- that is, the fund will assume that the oldest shares are redeemed first. The fee will not apply to any shares purchased through reinvestment of dividends or other distributions, or to systematic plan transactions. In qualified retirement accounts invested in the fund, the redemption fee will only apply to participant initiated redemptions associated with exchanges.

If your shares are held through an intermediary in an omnibus account, the fund relies on the intermediary to assess the redemption fee on underlying shareholder accounts. Certain intermediaries may not apply some or all of the exemptions to the redemption fee policy; therefore, redemptions by persons trading through such intermediaries will be subject to the policies of those intermediaries. If you hold shares through an intermediary, you should check with your respective intermediary to determine which transactions are subject to the redemption fee. LMIS seeks to identify intermediaries maintaining omnibus accounts in the fund, and to ensure their implementation of the fund’s redemption fee policy; however, there can be no assurance that LMIS will be successful in identifying all intermediaries or that the intermediaries will properly assess the fee.

34

Account policies

Calculation of Net Asset Value:

You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order, adjusted for any applicable sales charge. The fund’s net asset value per share is the value of its assets minus its liabilities divided by the number of shares outstanding. Net asset value is calculated separately for each class of shares.

The fund calculates its net asset value every day the Exchange is open. The fund generally values its securities and other assets and calculates its net asset value as of the close of regular trading on the Exchange, normally at 4:00 p.m. (Eastern time). If the Exchange closes at another time, the fund will calculate its net asset value as of the actual closing time. The Exchange is closed on certain holidays listed in the SAI.

In order to buy, redeem or exchange shares at a certain day’s price, you must place your order with your financial intermediary or the fund before the Exchange closes on that day. If the Exchange closes early on that day, you must place your order prior to the actual closing time. It is the responsibility of the financial intermediaries to transmit all orders to buy, exchange or redeem shares to the fund on a timely basis.

Valuation of the fund’s securities and other assets is performed in accordance with procedures approved by the Board. These procedures delegate most valuation functions to the manager, which, in turn, uses independent third party pricing services approved by the Board. Under the procedures, assets are valued as follows:

•

The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

•

The valuations of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade, unless a significant event has occurred. When the fund holds securities or other assets that are denominated in a foreign currency, the fund will normally use the currency exchange rates as of 2:00 p.m. (Eastern time). The fund uses a fair value model developed by an independent third party pricing service to value foreign equity securities on days when a certain percentage change in the value of a domestic equity security index suggests that the closing prices on foreign exchanges may no longer represent the value of those securities at the time of closing of the Exchange. Foreign markets are open for trading on weekends and other days when the fund

35

does not price its shares. Therefore, the value of the fund’s shares may change on days when you will not be able to purchase or redeem the fund’s shares.

•

If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more brokes/dealers. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. These procedures permit, among other things, the use of a matrix, formula or other method that takes into consideration market indices, yield curves and other specific adjustments to determine fair value. Fair value of a security is the amount as determined by the manager in good faith, that the fund might reasonably expect to receive upon a current sale of the security. The fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund’s net asset value is calculated.

Many factors may influence the price at which the fund could sell any particular portfolio investment. The sales price may well differ--higher or lower--from the fund’s last valuation, and such differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility. Moreover, valuing securities using fair value methodologies involves greater reliance on judgment than valuing securities based on market quotations. A fund that uses fair value methodologies may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the fund could obtain the value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the fund had not fair-valued the security or had used a different methodology.

Medallion Signature Guarantee:

When a Medallion signature guarantee is called for, the shareholder should have a Medallion signature guarantee stamped under his or her signature. The following institutions can typically provide you with a Medallion signature guarantee: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered securities dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations and clearing agencies (each an "Eligible Guarantor Institution"). The fund and its agents reserve the right to reject any Medallion signature guarantee pursuant to written signature guarantee standards or procedures, which may be revised in the future to permit them to reject Medallion signature guarantees from Eligible

36

Guarantor Institutions. The fund may change the signature guarantee requirements from time to time without prior notice to shareholders.

A Medallion signature guarantee may be required for the following situations:

•	remitting redemption proceeds to any person, address or bank account not on record;

•	making changes to the account registration after the account has been opened; and

•	transferring shares to an account in another Legg Mason Fund with a different account registration

Other:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with LMIS or its affiliates.

If at any time the aggregate net asset value of the fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period), the fund reserves the right to ask you to bring your account up to the applicable minimum investment amount as determined by your fund or your Financial Adviser, as applicable. In such case, you shall be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period,  the fund may close your account and send you the redemption proceeds. In the event your account is closed due to a failure to increase your balance to the minimum required amount, you will not be eligible to have your account subsequently reinstated without imposition of any sales charges that may apply to your new purchase.  The fund may, with prior notice, change the minimum size of accounts subject to mandatory redemption, which may vary by class, or implement fees for small accounts.

The fund will not accept cash, money orders, traveler’s checks or credit card convenience checks. Third-party checks will not be accepted unless they are from another financial institution made for the purpose of transfer or rollover. The fund will accept non-retirement checks from other fund families and investment companies as long as the registration name on your fund account is the same as that listed on the check.

Federal anti-money laundering regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for the fund to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

The fund reserves the right to:

•	suspend the offering of shares permanently or for a period of time;

•	change its minimum investment amounts;

37

•

redeem shares if information provided in the application should prove to be incorrect in any manner judged by the fund to be material (i.e., in a manner such as to render the shareholder ineligible to purchase shares of that class);

•	waive the minimum investable assets requirement or the minimum initial investment for certain investors; and

•

delay sending out redemption proceeds for up to seven days if, in the judgment of the adviser, the fund could be adversely affected by immediate payment. The fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the SEC or the Investment Company Act of 1940, as amended

Frequent Trading of Fund Shares:

Frequent trading in the fund’s shares increases the fund’s administrative costs associated with processing shareholder transactions. In addition, frequent trading may potentially interfere with the efficient management of the fund’s portfolio and increase the fund’s costs associated with trading the fund’s portfolio securities. Under certain circumstances, frequent trading may also dilute the returns earned on shares held by the fund’s other shareholders. The fund therefore discourages frequent purchases and redemptions by shareholders.

The fund reserves the right to refuse any client or reject any purchase order for shares (including exchanges) for any reason. In particular, the Board has determined that the fund is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets.

Under the fund’s frequent trading policy,the fund reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever the fund detects a pattern of excessive trading. The policy provides that the fund will use its best efforts to restrict a shareholder’s trading privileges in the Legg Mason Funds if that shareholder has engaged in three or more “Round Trips” (defined below) during any rolling 12-month period. However, the fund has the discretion to determine that restricting a shareholder’s trading privileges is not necessary (or that a new limit on Round Trips should be established for the shareholder) if it is determined that the pattern of trading is not abusive or harmful to the fund. In making such a determination, the fund will consider, among other things, the nature of the shareholder’s account, the reason for the frequent trading and the amount of trading. Additionally, the fund has the discretion to make inquiries or to take action against any shareholder whose trading appears inconsistent with the frequent trading policy. Examples of the types of actions the fund may take to deter excessive trading in a shareholder account include restricting the shareholder from purchasing additional shares in the fund altogether or imposing other restrictions (such as requiring purchase orders to be submitted by mail) that would deter the shareholder from trading frequently in the fund.

38

A “Round Trip” is defined as a purchase (including subscriptions and exchanges) into the fund followed by a sale (including redemptions and exchanges) of the same or a similar number of shares out of the fund within 30 days of such purchase. Purchases and sales of fund shares pursuant to the Future First® Systematic Investment Plan and the Systematic Withdrawal Plan are not considered in determining Round Trips.

With respect to accounts where shareholder transactions are processed or records are kept by third-party intermediaries, the fund uses reasonable efforts to monitor such accounts to detect suspicious trading patterns. For any such account that is so identified, the fund will make such further inquiries and take such other actions as shall be considered necessary or appropriate to enforce the fund’s frequent trading policy against the shareholder(s) trading through such account and, if necessary, the third-party intermediary (retirement plan administrators, securities brokers/dealers and mutual fund marketplaces) maintaining such account. The fund may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the fund that provide a substantially similar level of protection against excessive trading. Shareholders who own shares of the fund through financial intermediaries should examine any disclosures provided by the intermediaries to determine what restrictions apply to the shareholders.

Although the fund will monitor shareholder transactions for certain patterns of frequent trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated.

39

Services for investors

If you hold shares through a Financial Adviser, you may acquire shares of another fund distributed by LMIS by an exchange only if your Financial Adviser has an agreement with LMIS with respect to the class of shares of the fund distributed by LMIS that you seek to acquire.

Below is a description of services provided to shareholders who own shares directly with the fund. You should contact your Financial Adviser to determine if it offers similar services to those listed below.

Confirmations and Account Statements:

You will receive a confirmation from the fund after each transaction (except a reinvestment of dividends or capital gain distributions, an investment made through the Future First® Systematic Investment Plan and withdrawals made through the Systematic Withdrawal Plan). Shareholders will receive periodic account statements.

To assist you in the management of your account you may direct the fund’s transfer agent to send copies of your confirmations and/or periodic statements to another party whom you designate, at no charge.

Systematic Withdrawal Plan:

Class A and Class C shareholders who are purchasing or already own shares of the fund with a net asset value of $5,000 or more may elect to make systematic withdrawals from the fund. The minimum amount for each withdrawal is $50 (prior to the deduction of any contingent deferred sales charge). Certain Class IS, Class FI and Class I shareholders with an initial net asset value of $1,000,000 or more may also be eligible to make systematic withdrawals from the fund. These shareholders should contact Legg Mason Investor Services – Institutional at 1-877-515-3863 to determine their account’s eligibility. Ordinarily, you should not purchase additional shares of the fund when you are a participant in the plan, because there are tax disadvantages associated with such purchases and withdrawals.

Exchange Privilege:

You may exchange shares of the fund for the same class of shares of other funds distributed by LMIS except as otherwise described below.

Important Information About Exchanges: In each case, the fund and class into which you are exchanging must be eligible for sale in your state of residence. Be sure to read the current prospectus for the fund into which you are exchanging.

Other than the redemption fee imposed on exchanges of shares of the fund held for 60 days or less, there is currently no fee for exchanges. Remember that an exchange is normally a taxable transaction unless you are

40

investing through an IRA, 401(k) or other tax-advantaged account.

The fund reserves the right to terminate or modify the exchange privilege after at least 60 days’ prior written notice to shareholders.

Sales Charges: In most instances, your shares will not be subject to an initial sales charge or a contingent deferred sales charge at the time of exchange. You may be charged an initial or contingent deferred sales charge if the shares being exchanged were not subject to a sales charge, for example if you are exchanging shares you purchased in Western Asset Money Market Fund for Class A or Class C shares of a Legg Mason Fund. Your contingent deferred sales charge (if any) will continue to be measured from the date of your original purchase of shares subject to a contingent deferred sales charge and you will be subject to the contingent deferred sales charge of the fund that you originally purchased.

Mailing of Shareholder Communications:

If two or more members of your household are shareholders in any fund distributed by LMIS, you may elect to have all account communications for those funds combined in one convenient mailing by contacting the fund according to the instructions below. If you have previously elected to have your account communications combined, but wish to discontinue this service, please contact the fund per the instructions below.

Class A and Class C Shareholders	Call 1-800-822-5544 or write to Legg Mason Funds, P.O. Box 55214, Boston, MA 02205-8504.
Class FI, Class I and Class IS Shareholders	Call 1-877-515-3863 or write to Legg Mason Funds, P.O. Box 55214, Boston, MA 02205-8504.

41

Dividends, distributions and taxes

Dividends and distributions

The fund declares dividends from any net investment income daily and pays them monthly. Shares will begin to earn dividends on the settlement date of purchase.

Contact your Financial Adviser to discuss what options are available to you for receiving your dividends and other distributions.

If you own shares directly with the fund, the following conditions apply:

•

your dividends and other distributions will be automatically reinvested in the distributing class of shares of the fund unless you elect to receive dividends and/or other distributions in cash (you do not pay a sales charge on reinvested distributions or dividends)

•

Class A and Class C shareholders who have a minimum account balance of $10,000 may request that their dividends and/or other distributions be invested in Class A and Class C shares, respectively, of another eligible Legg Mason Fund or Western Asset Money Market Fund, provided these funds are available for sale in your state (you do not pay a sales charge on reinvested distributions or dividends)

•	to change your election, you must notify the fund at least ten days before the next distribution is to be paid
•

if the postal or other delivery service is unable to deliver your distribution check, your distribution election will automatically be converted to having all distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks

Taxes

The following discussion is very general and does not address investors subject to special rules, such as investors who hold shares in the fund through an IRA, 401(k) or other tax-advantaged account. Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

The fund distributes substantially of all its net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), the excess of net short-term capital gain over net long-term capital loss (“short-term gain”), and net realized gain from foreign currency transactions, if any, in December. A second distribution of such gain(s) may be necessary in some years to avoid imposition of a federal excise tax.

Fund dividends and other distributions are taxable to investors (other than Retirement Plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the fund. Dividends from the fund’s investment company taxable income (which includes net investment income, short-term gain and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) are taxable as ordinary income, except that the part of the dividends that is “qualified dividend income” (i.e., dividends on stock of most U.S. corporations and certain foreign corporations with respect to which the fund satisfies certain holding period and other restrictions), if any, is subject to a maximum federal income tax rate of 15% (through December 31, 2010) for individual shareholders who satisfy those restrictions with respect to their fund shares on which the dividends are paid; it is not expected that a significant part of the fund’s dividends will so qualify. Distributions of the fund's net capital gain are taxable as long-term capital gain (also at a maximum 15% rate for individual shareholders through December 31, 2010), regardless of how long you have held your fund shares. A tax statement will be sent to you after the end of each calendar year detailing the tax status of your distributions.

The fund’s dividend and interest income on, and gains it realizes from disposition of, foreign securities, if any, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions. As explained in the SAI, if the fund makes a certain election, its shareholders will be able to use the foreign taxes it pays in determining their own foreign tax credit or deduction for federal income tax purposes.

The redemption or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares. Any capital gain an individual shareholder recognizes on a redemption or exchange through 2010 of his or her fund shares that have been held for more than one year will generally qualify for the 15% maximum federal income tax rate.

As required by law, the fund will withhold 28% of all dividends, capital gain distributions and redemption proceeds (regardless of whether you realize a gain or loss) otherwise payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. The fund is also required to withhold 28% of all dividends and capital gain distributions otherwise payable to those shareholders who are otherwise subject to backup withholding.

42

Portfolio holdings disclosure policy

A description of the fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI. The fund’s complete portfolio holdings are available at http://www.leggmason.com/individualinvestors/documents/shareholder_information on a quarterly basis approximately 25 calendar days following the quarter-end, and partial information concerning the fund’s portfolio holdings (such as top ten holdings) is available on the Legg Mason Funds’ website, in fact sheets and other formats, approximately 11 business days following each quarter-end. Such information will remain available until the next quarter’s holdings are posted.

43

Financial highlights

Class A, Class C, Class FI, Class I and Class IS shares of the fund have not commenced operations as of the date of this Prospectus, and therefore have no financial highlights to report.

44

Related performance

Performance of Related Funds and Accounts

As of the date of this Prospectus, the fund has not commenced operations and has no performance to report. Brandywine Global manages other funds and separate accounts with investment objectives, policies and strategies that are substantially similar to the fund ("International Opportunistic Fixed Income Accounts"). Below you will find information about the prior performance of the funds and separately managed accounts comprising the International Opportunistic Fixed Income Composite (“Composite”). The Composite includes all International Opportunistic Fixed Income Accounts.  These are fully discretionary, fee-paying and actively managed accounts with a minimum market value of $3 million and with flexible country, yield and/or credit quality mandates. The separate accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code which, if applicable, may have adversely affected the performance result of the Composite.

The performance of the Composite does not represent the past performance of the fund and is not an indication of the future performance of the fund. You should not assume that the fund will have the same performance as the Composite. The performance of the fund may be better or worse than the performance of the Composite due to, among other things, differences in portfolio holdings, sales charges, expenses, asset sizes and cash flows between the fund and the funds and separate accounts in the Composite. The separate accounts in the Composite generally have lower expenses and are sold through different distribution channels than the fund. However, the higher expenses of the fund compared to the separate accounts in the Composite will tend to reduce the performance of the fund compared to the performance of the Composite.

The following information illustrates the changes in the “gross” and “net” performance of the Composite from year to year, and compares them to the performance of a market index over various periods of time “Gross” performance is calculated after the deduction of trading commissions. “Net” performance is calculated from gross returns after quarterly deducting the highest investment advisory fee charged to accounts in the composite (0.45% per annum).

45

INTERNATIONAL OPPORTUNISTIC FIXED INCOME COMPOSITE

Calendar Year Total Returns

THIS PERFORMANCE IS NOT THE PAST OR FUTURE PERFORMANCE OF THE FUND

Year	2001	2002	2003	2004	2005	2006	2007	2008
Gross %	-2.08	26.90	25.87	15.10	-1.18	6.66	9.45	0.22
Net %	-2.62	26.22	25.20	14.48	-1.72	6.08	8.86	-0.33

Best quarter:     13.17% (gross), 13.02% (net) on 6/30/2002
Worst quarter:     -4.37% (gross), -4.51% (net) on 3/31/2001

Annualized Total Returns as of December 31, 2008:

International Opportunistic Fixed Income Composite**(%)	1 Year	5 Years	Since Inception (10/1/2000)
Gross Returns Before Taxes	2.07	6.82	10.47
Net Returns Before Taxes	1.54	6.25	9.88
Returns After Taxes on Distributions	-	-	-
Returns After Taxes on Distributions and Sale of Fund Shares	-	-	-
CWGB1 x US Index (reflects no deductions for fees, expenses or taxes)*	3.53	6.24	7.78

*Citigroup World Government Bond Index (EX.-U.S.)

** The Composite does not include any SEC-registered entities. However, Composite returns are calculated in compliance with GIPS® standards on a trade date basis, and include accrued income and capital gains. Monthly composite returns are calculated by weighting monthly account returns by their beginning market values. Account returns are adjusted for interim cash flows using a cash-flow weighting method. Quarterly composite returns are time-weighted by linking monthly asset weighted composite returns through compounded multiplication. Prior to July 1, 2007, portfolios were included in the Composite beginning with the first full quarter of performance through the last full quarter of performance. After July 1, 2007, portfolios are included in the Composite beginning with the first full month of performance through the last full month of performance. The Composite return also contains accounts no longer with the firm.

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47

LEGG MASON FUNDS PRIVACY POLICY

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment.

From time to time, we may collect a variety of personal information about you, including:

•	information we receive from you on applications and forms, via the telephone and through our websites;
•	information about your transactions with us, our affiliates or others (such as your purchases, sales or account balances); and
•	information we receive from consumer reporting agencies

We do not disclose your nonpublic personal information, except as permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions. We may also provide this information to companies that perform services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. We require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

[This page is not part of the Prospectus]

The following additional information about the fund is available upon request and without charge:

Statement of Additional Information (SAI) -The SAI is filed with the SEC and is hereby incorporated by reference into (is considered part of) this Prospectus. The SAI provides further information and additional details about the fund and its policies. The SAI is available free of charge at the fund’s website listed below.

Annual and Semi-Annual Reports - Additional information about the fund's investments is available in the fund’s annual and semi-annual reports to shareholders. In the fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. These reports are available free of charge at the fund’s website listed below.

To request the SAI or any reports to shareholders, or to obtain more information:

Class A and Class C Shareholders	Class FI, Class I and Class IS Shareholders
Legg Mason Funds P.O. Box 55214 Boston, Massachusetts 02205-8504 1-800-822-5544 http:// www.leggmason.com/individualinvestors	Legg Mason Funds P.O. Box 55214 Boston, Massachusetts 02205-8504 1-877-515-3863 http:// www.leggmason.com/individualinvestors

Information about the fund, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR database on the SEC's Internet site at www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act File Number: 811-22338

LMFX011985 12/09

December 1, 2009	Legg Mason GLOBAL ASSET MANAGEMENT

Prospectus

Legg Mason Manager Select Large Cap Growth Fund

Class:  Ticker Symbol

I: LSLIX

Legg Mason Manager Select Large Cap Value Fund

Class:  Ticker Symbol

I: LGRIX

_______________________________________________________________________________________

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any statement to the contrary is a crime.

INVESTMENT PRODUCTS: NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE

Contents

Legg Mason Manager Select Large Cap Growth Fund:

1	Investment objective

1	Fees and expenses of the fund

2	Principal investment strategies

3	Certain risks

5	Performance

5	Management

6	Purchase and sale of fund shares

6	Tax information

6	Payments to broker/dealers and other financial intermediaries

Legg Mason Manager Select Large Cap Value Fund:

8	Investment objective

8	Fees and expenses of the fund

9	Principal investment strategies

10	Certain risks

12	Performance

12	Management

13	Purchase and sale of fund shares

13	Tax information

13	Payments to broker/dealers and other financial intermediaries

More on the funds:

15	More on Legg Mason Manager Select Large Cap Growth Fund’s investment strategies and investments

19	More on Legg Mason Manager Select Large Cap Value Fund’s investment strategies and investments

23	More on the funds’ risks

28	Distribution plan and other compensation to dealers

29	More on management

About your investment:

36	Shareholder eligibility

38	How to invest

41	How to redeem your shares

43	Account policies

48	Services for investors

50	Dividends, distributions and taxes

52	Portfolio holdings disclosure policy

53	Financial highlights

2

Legg Mason Manager Select Large Cap Growth Fund

Investment objective

Long-term growth of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (paid directly from your investment) (%)
Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Class I
Management fees	0.75
Distribution and/or service (12b-1) fees	None
Other expenses[1]	4.18
Total annual fund operating expenses	4.93
Fees forgone and/or expenses reimbursed (subject to recapture)	(4.03)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses (subject to recapture)[2]	0.90

[1]	“Other expenses” are estimated for the current fiscal year; actual expenses may vary.
[2]

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, dividend expense on short sales, taxes and extraordinary expenses) so that  total annual operating expenses are not expected to exceed the amount shown in "Total annual fund operating expenses after forgoing fees and/or reimbursing expenses (subject to recapture)" above for the class indicated. This arrangement cannot be terminated prior to December 31, 2011 without the Board of Trustees' consent.  The manager is permitted to recapture amounts forgone or reimbursed to the  class within three years after the year in which the manager earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limit described above.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all dividends and other distributions without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares	1-year	3-years
Class I (with or without redemption at end of period) ($)	92	722

Portfolio turnover. The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

Principal investment strategies

Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of large-capitalization companies (or other financial instruments that derive their value from the equity securities of such companies).  The fund generally follows a growth discipline in selecting securities.

The fund may invest up to 20% of its net assets in small- and mid- capitalization companies. The fund may also invest up to 20% of its net assets in securities of foreign companies. Further, the fund may engage in short sales of securities and other instruments. Short sales may be used to hedge or substantially offset long positions held by the fund, but also may be unrelated to any long positions held by the fund. The fund may hold no more than 25% of its net assets (taken at current market value) as required collateral for such sales at any one time. The fund may also invest in derivatives such as futures and options, to attempt to enhance its return, or to hedge its investments, among other things.

The fund utilizes a “multi-manager” approach whereby the fund’s assets are normally allocated among multiple investment strategies (each managed by a different subadviser and/or investment team) and the Legg Mason Global Asset Allocation “completion portfolio” (managed by the fund’s adviser). Each subadviser and/or investment team uses a different investment strategy that the fund’s adviser believes is generally complementary to the investment strategies used by the fund’s other subadvisers and investment teams. Each subadviser acts independently from the other subadvisers and from the fund’s adviser and uses its own methodology for selecting investments. Under normal market conditions, approximately 30% of the fund’s assets will be managed by ClearBridge Advisors, LLC in its Aggressive Growth strategy, approximately 30% of the fund’s assets will be managed by ClearBridge Advisors, LLC

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in its Large Cap Growth strategy, approximately 30% of the fund’s assets will be managed by Barrett Associates, Inc. in its Large Cap Growth strategy and the remainder of the fund’s assets will be managed by Legg Mason Global Asset Allocation, LLC in a “completion portfolio” that attempts to reduce overall fund tracking error versus the fund’s comparative index. Legg Mason Global Asset Allocation, LLC manages the “completion portfolio” with reference to the portions of the fund’s assets managed by the subadvisers, but acts independently of the subadvisers in managing the “completion portfolio.”

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.  As with all mutual funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. Stock markets are volatile and stock prices may decline generally. Stocks fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The recent financial crisis has caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the fund. Because these events are unprecedented, it is difficult to predict their magnitude or duration.

Growth investing risk. The growth approach to investing involves the risk that growth stocks may not realize their investment potential and that they may remain undervalued. Growth stocks as a group can be more volatile than value stocks. There are also risks that other investors will not see the growth potential of an individual issuer, and that the security will not realize its growth potential. Finally, following a particular investment style for the selection and sale of individual securities is subject to a risk that the market may not recognize the value of companies favored by this investment style for long periods of time.

Issuer risk. The value of a stock can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual stock. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors. Smaller companies may also have limited liquidity. In addition, certain securities owned by the fund may not have been selected using fundamental, company-specific security analysis and therefore carry additional risks.

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Multi-manager risk. While LMGAA monitors each subadviser and monitors the overall management of the fund, each subadviser makes investment decisions independently from the others. It is possible that the subadvisers’ investment styles will not always be complementary, which could adversely affect the performance of the fund.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, industry or sector, country or region, or about market movements is incorrect. In addition, the investment models used by an adviser or subadviser to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors and do not assure successful investment.

Foreign investments risk. The fund’s investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which the fund may invest may have markets that are less liquid and more volatile than U.S. markets, may suffer from political or economic instability and may experience negative government actions, such as currency controls or seizures of private businesses or property. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

ETF risk. Exchange-traded funds or ETFs are bought and sold based on market values and not at net asset value and, therefore, could trade at either a premium or discount to net asset value. The fund will indirectly bear its pro rata share of the fees and expenses incurred by an ETF it invests in, including advisory fees, and will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Convertible securities risk. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.

Short sales risk. The fund may suffer significant losses if assets that the fund sells short appreciate rather than depreciate in value. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest, or expenses the fund may be required to pay in connection with the short sale. While the possible loss on a security that is purchased is limited to the price paid for a security, there is no limit on the amount of loss on a security that is sold short.

Derivatives risk. Using derivatives, especially for non-hedging purposes, may involve greater risks to the fund than investing directly in securities, particularly as these instruments may be very complex, may not behave in the manner anticipated by the manager and are subject to counterparty risks. Certain derivative transactions may have a leveraging effect on the fund. Using derivatives can also

4

disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.

Risk of increase in expenses.  Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail in this Prospectus or in the SAI.

Performance

The fund has not commenced operations as of the date of this Prospectus, and therefore it does not have a performance record to report. Accordingly, performance charts are not included.

Management

Manager: Legg Mason Partners Fund Advisor, LLC

Adviser: Legg Mason Global Asset Allocation, LLC (“LMGAA”)

Subadvisers: Barrett Associates, Inc. (“Barrett Associates”), ClearBridge Advisors, LLC (“ClearBridge”), Batterymarch Financial Management, Inc. and Legg Mason Capital Management, Inc.

Portfolio managers:

LMGAA “Completion Portfolio”: Steven D. Bleiberg, Y. Wayne Lin and Andrew D. Purdy have been portfolio managers of the fund since inception.

Barrett Associates Large Cap Growth strategy: E. Wells Beck and Robert J. Milnamow have been portfolio managers of the fund since inception.

ClearBridge Aggressive Growth strategy: Richard Freeman and Evan Bauman have been portfolio managers of the fund since inception.

ClearBridge Large Cap Growth strategy: Scott Glasser and Peter Bourbeau have been portfolio managers of the fund since inception.

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Purchase and sale of fund shares

You may purchase, redeem or exchange shares of the fund each day the New York Stock Exchange is open at the fund's net asset value determined after receipt of your request in good order, subject to any applicable sales charge.

The fund’s initial and subsequent investment minimums generally are as follows:

Investment minimum initial/additional investment ($)
Class I
General	N/A
Uniform Gifts or Transfers to Minor Accounts	N/A
IRAs	N/A
SIMPLE IRAs	N/A
Systematic Investment Plans	N/A
Clients of Eligible Financial Intermediaries	None/None
Retirement Plans with omnibus accounts held on the books of the fund	None/None
Other Retirement Plans	N/A
Institutional Investors	1 million/None

Your financial intermediary may impose different investment minimums.

For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial intermediary, or, if you hold your shares or plan to purchase shares through the fund, you should contact the fund by phone (Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432) or by mail (Legg Mason Funds, P.O. Box 55214, Boston, MA 02205-8504).

Tax information

The fund’s distributions are taxable as ordinary income or capital gain, except when your investment is through an IRA, 401(k) or other tax-advantaged account.

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Payments to broker/dealers and other financial intermediaries

The fund and its related companies may pay broker/dealers or other financial intermediaries (such as a bank) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

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Legg Mason Manager Select Large Cap Value Fund

Investment objective

Long-term growth of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (paid directly from your investment) (%)
Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Class I
Management fees	0.75
Distribution and/or service (12b-1) fees	None
Other expenses[1]	4.18
Total annual fund operating expenses	4.93
Fees forgone and/or expenses reimbursed (subject to recapture)	(4.03)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses (subject to recapture)[2]	0.90
[1]	“Other expenses” are estimated for the current fiscal year; actual expenses may vary.

2

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, dividend expense on short sales, taxes and extraordinary expenses) so that total annual operating expenses are not expected to exceed the amount shown in “Total annual fund operating expenses after forgoing fees and/or reimbursing expenses (subject to recapture)” above for the class indicated. This arrangement cannot be terminated prior to December 31, 2011 without the Board of Trustees' consent.  The manager is permitted to recapture amounts forgone or reimbursed to the class within three years after the year in which the manager earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limit described above.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

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•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all dividends and other distributions without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares	1-year	3-years
Class I (with or without redemption at end of period) $	92	722

Portfolio turnover.   The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

Principal investment strategies

Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of large-capitalization companies (or other financial instruments that derive their value from the equity securities of such companies).  The fund generally follows a value discipline in selecting securities.

The fund may invest up to 20% of its net assets in small- and mid- capitalization companies. The fund may also invest up to 20% of its net assets in securities of foreign companies. Further, the fund may engage in short sales of securities and other instruments. Short sales may be used to hedge or substantially offset long positions held by the fund, but also may be unrelated to any long positions held by the fund. The fund may hold no more than 25% of its net assets (taken at current market value) as required collateral for such sales at any one time. The fund may also invest in derivatives such as futures and options, to attempt to enhance its return, or to hedge its investments, among other things.

The fund utilizes a “multi-manager” approach whereby the fund’s assets are normally allocated among multiple investment strategies (each managed by a different subadviser and/or investment team) and the Legg Mason Global Asset Allocation “completion portfolio” (managed by the fund’s adviser). Each subadviser and/or investment team uses a different investment strategy that the fund’s adviser believes is generally complementary to the investment strategies used by the fund’s other subadvisers and investment teams. Each subadviser acts independently from the other subadvisers and from the fund’s adviser and uses its own methodology for selecting investments. Under normal market conditions, approximately 30% of the fund’s assets will be

9

managed by Brandywine Global Investment Management, LLC in its Dynamic Large Cap Value Equity strategy, approximately 30% of the fund’s assets will be managed by Brandywine Global Investment Management, LLC in its Fundamental Large Cap Value Equity strategy, approximately 30% of the fund’s assets will be managed by ClearBridge Advisors, LLC in its Large Cap Value strategy and the remainder of the fund’s assets will be managed by Legg Mason Global Asset Allocation, LLC in a “completion portfolio” that attempts to reduce overall fund tracking error versus the fund’s comparative index. Legg Mason Global Asset Allocation, LLC manages the “completion portfolio” with reference to the portions of the fund’s assets managed by the subadvisers, but acts independently of the subadvisers in managing the “completion portfolio.”

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. As with all mutual funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. Stock markets are volatile and stock prices may decline generally. Stocks fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The recent financial crisis has caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the fund. Because these events are unprecedented, it is difficult to predict their magnitude or duration.

Value investing risk. The value approach to investing involves the risk that stocks may remain undervalued or decline in price. Value stocks may underperform the overall equity market for a long period of time, for example, while the market concentrates on growth stocks. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Issuer risk. The value of a stock can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual stock. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors. Smaller companies may also have limited liquidity. In addition, certain securities owned by the fund may not have been selected using fundamental, company-specific security analysis and therefore carry additional risks.

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Multi-manager risk. While LMGAA monitors each subadviser and monitors the overall management of the fund, each subadviser makes investment decisions independently from the others. It is possible that the subadvisers’ investment styles will not always be complementary, which could adversely affect the performance of the fund.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, industry or sector, country or region, or about market movements is incorrect. In addition, the investment models used by an adviser or subadviser to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors and do not assure successful investment.

Foreign investments risk. The fund’s investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which the fund may invest may have markets that are less liquid and more volatile than U.S. markets, may suffer from political or economic instability and may experience negative government actions, such as currency controls or seizures of private businesses or property. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

ETF risk. Exchange-traded funds or ETFs are bought and sold based on market values and not at net asset value and, therefore, could trade at either a premium or discount to net asset value. The fund will indirectly bear its pro rata share of the fees and expenses incurred by an ETF it invests in, including advisory fees, and will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Convertible securities risk. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.

Short sales risk. The fund may suffer significant losses if assets that the fund sells short appreciate rather than depreciate in value. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest, or expenses the fund may be required to pay in connection with the short sale. While the possible loss on a security that is purchased is limited to the price paid for a security, there is no limit on the amount of loss on a security that is sold short.

Derivatives risk. Using derivatives, especially for non-hedging purposes, may involve greater risks to the fund than investing directly in securities, particularly as these instruments may be very complex, may not behave in the manner anticipated by the manager and are subject to counterparty risks. Certain derivative transactions may have a leveraging effect on the fund. Using derivatives can also

11

disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail in this Prospectus or in the SAI.

Performance

The fund has not commenced operations as of the date of this Prospectus, and therefore it does not have a performance record to report. Accordingly, performance charts are not included.

Management

Manager: Legg Mason Partners Fund Advisor, LLC

Adviser: Legg Mason Global Asset Allocation, LLC (“LMGAA”)

Subadvisers: Brandywine Global Investment Management, LLC (“Brandywine Global”), ClearBridge Advisors, LLC (“ClearBridge”), Batterymarch Financial Management, Inc. and Legg Mason Capital Management, Inc.

Portfolio managers:

LMGAA “Completion Portfolio”: Steven D. Bleiberg, Y. Wayne Lin and Andrew D. Purdy have been portfolio managers of the fund since inception.

Brandywine Global Investment Management Dynamic Large Cap Value Equity strategy: Henry F. Otto, Steven M. Tonkovich and Michael J. Fleisher have been portfolio managers of the fund since inception.

Brandywine Global Investment Management Fundamental Large Cap Value Equity strategy: Paul R. Lesutis, CFA, Earl J. Gaskins, Patrick S. Kaser, CFA, and James J. Clarke have been portfolio managers of the fund since inception.

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ClearBridge Large Cap Value strategy: Dmitry Khaykin and Robert Feitler, Jr. have been portfolio managers of the fund since inception.

Purchase and sale of fund shares

You may purchase, redeem or exchange shares of the fund each day the New York Stock Exchange is open at the fund's net asset value determined after receipt of your request in good order, subject to any applicable sales charge.

The fund’s initial and subsequent investment minimums generally are as follows:

Investment minimum initial/additional investment ($)
Class I
General	N/A
Uniform Gifts or Transfers to Minor Accounts	N/A
IRAs	N/A
SIMPLE IRAs	N/A
Systematic Investment Plans	N/A
Clients of Eligible Financial Intermediaries	None/None
Retirement Plans with omnibus accounts held on the books of the fund	None/None
Other Retirement Plans	N/A
Institutional Investors	1 million/None

Your financial intermediary may impose different investment minimums.

For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial intermediary, or, if you hold your shares or plan to purchase shares through the fund, you should contact the fund by phone (Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432) or by mail (Legg Mason Funds, P.O. Box 55214, Boston, MA 02205-8504).

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Tax information

The fund’s distributions are taxable as ordinary income or capital gain, except when your investment is through an IRA, 401(k) or other tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

The fund and its related companies may pay broker/dealers or other financial intermediaries (such as a bank) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

14

More on Legg Mason Manager Select Large Cap Growth Fund’s investment strategies and investments

Legg Mason Manager Select Large Cap Growth Fund’s (“Large Cap Growth”) investment objective is long-term growth of capital. The fund’s investment objective may be changed without shareholder approval.

Large Capitalization Companies

Large-capitalization companies are those companies with market capitalizations similar to companies in the Russell 1000® Index (the “Index”). The size of the companies in the Index changes with market conditions and the composition of the Index. As of May 31, 2009, the largest market capitalization of a company in the Index was approximately $338.4 billion and the smallest market capitalization of a company in the Index was approximately $829 million. Securities of companies whose market capitalizations no longer meet this definition after purchase by the fund still will be considered securities of large-capitalization companies for purposes of the fund’s 80% investment policy.

Equity Securities

Equity securities include common stock, preferred stock, securities convertible into or exchangeable for common stock, securities of other investment companies, including ETFs, depositary receipts, rights and warrants to acquire such securities and substantially similar forms of equity with comparable risk.

Multi-Manager Approach

The fund utilizes a “multi-manager” approach whereby the fund’s assets are normally allocated among three investment strategies (managed by two different subadvisers) and the Legg Mason Global Asset Allocation “completion portfolio” (managed by the fund’s adviser). Each portion of the fund’s assets is managed using a different but complementary investment strategy. Each subadviser, but not the adviser, acts independently from the others and uses its own methodology for selecting investments. Under normal market conditions, approximately 30% of the fund’s assets will be managed by ClearBridge Advisors, LLC (“ClearBridge”) in its Aggressive Growth strategy, approximately 30% of the fund’s assets will be managed by ClearBridge in its Large Cap Growth strategy, approximately 30% of the fund’s assets will be managed by Barrett Associates, Inc. (“Barrett Associates”) in its Large Cap Growth strategy and the remainder of the fund’s assets will be managed by Legg Mason Global Asset Allocation, LLC (“LMGAA”) in a “completion portfolio.”

Actual allocations among the subadvisers may deviate from the amounts shown by up to 5% of the fund’s net assets. Each of the above percentages is an asset allocation target established by LMGAA to achieve the fund’s investment objective and may be changed without shareholder approval. Each portion of the fund also may deviate temporarily from its asset allocation target for defensive purposes or as a result of

15

appreciation or depreciation of its holdings. LMGAA rebalances each portion of the fund as it deems appropriate even if performance differences among the subadvisers result in one subadviser’s portion being significantly in excess of the original allocation.

LMGAA may also allocate a portion of the fund’s assets to the following subadvisers, either in place of or in addition to the subadvisers named above: Batterymarch Financial Management, Inc. and Legg Mason Capital Management, Inc.

ClearBridge Aggressive Growth strategy: In managing this portion of the fund’s assets, ClearBridge will invest primarily in common stocks of companies the portfolio managers believe are experiencing, or will experience, growth in earnings exceeding the average rate of earnings growth of the companies that comprise the S&P 500 Index. The portfolio may invest in the securities of large, well-known companies offering prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small to medium-sized companies, a significant portion of the portfolio’s assets may be invested in the securities of such companies. The portfolio managers emphasize individual security selection while diversifying their portion of the fund’s investments across industries, which may help to reduce risk. The portfolio managers focus primarily, but not exclusively, on emerging growth companies that have passed their “start-up” phase and show positive earnings and the prospect of achieving significant profit gains beginning in the two to three years after the fund acquires their stocks. When evaluating an individual stock, the portfolio managers consider whether the company may benefit from: new technologies, products or services, new cost reducing measures, changes in management or favorable changes in government regulations.

ClearBridge Large Cap Growth strategy: In managing this portion of the fund’s assets, ClearBridge emphasizes individual security selection while diversifying the fund’s investments across industries, which may help to reduce risk. The portfolio managers attempt to identify established large-capitalization companies with the highest growth potential. The portfolio managers then analyze each company in detail, ranking its management, strategy and competitive market position. Finally, the portfolio managers attempt to identify the best values available among the growth companies identified. In selecting individual companies for investment, the portfolio managers look for: favorable earnings prospects, technological innovation, industry dominance, competitive products and services, global scope, long-term operating history, consistent and sustainable long-term growth in dividends and earnings per share, strong cash flow, high return on equity, strong financial condition, and experienced and effective management.

Barrett Associates Large Cap Growth strategy: In managing this portion of the fund’s assets, Barrett Associates believes that the best way to achieve premium returns from stocks is to identify fundamentally strong, shareholder-oriented companies with superior, sustainable sales and earnings growth. Barrett Associates focuses on U.S. companies in the higher-growth industries that are experiencing superior sales and earnings increases. Barrett Associates may also invest in companies that operate

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globally, provided that their shares are traded on U.S. stock exchanges. Barrett Associates will diversify investments across a number of growing industries in an effort to provide the fund with superior overall growth characteristics as well as to control risk. Barrett Associates’ research team focuses on industries that they believe have the prospect for growing at a rate greater than that of the overall economy. Their analysts find investment candidates by attending industry conferences, reading industry publications, screening databases and attending company-sponsored analyst meetings. This research is supplemented by in-house investigations with the research and analysts of major investment firms, and by meeting with company managements to formulate and confirm the analyst’s opinions. Barrett Associates’ research team looks for companies with strong market position, high returns on capital and free cash flow generation. Barrett Associates seeks to purchase shares at an appropriate valuation based on estimates of fair value.

Legg Mason Global Asset Allocation “completion portfolio”: LMGAA will manage its portion of the fund’s assets in a “completion portfolio” that, to the extent deemed appropriate by LMGAA, attempts to reduce the overall fund’s tracking error versus its comparative index, the Russell 1000® Growth Index. LMGAA will use proprietary and/or licensed risk models and optimization software to construct the “completion portfolio.” The process will begin with an overall assessment and analysis of the active risks of the combined subadvised portfolios. Active risk refers to differences in a portfolio’s composition relative to that of the portfolio’s comparative index due to the investment decisions of the portfolio managers. The risk modeling process will break the combined portfolio’s active risk down into its various sources – some coming from exposure to broad market factors like size or volatility, some coming from industry or sector exposures, and some coming from the idiosyncratic risk that each individual stock contains (i.e., risk that is independent of the stock’s exposure to these other risk factors). Because each subadviser constructs its portion of the fund independently, LMGAA will then invest the “completion portfolio’s” assets in a manner designed to reduce the fund’s active risks that LMGAA believes have unattractive risk/reward profiles. In constructing the “completion portfolio” and selecting portfolio investments, LMGAA will rely principally on its risk models and optimization software to analyze the attractiveness of risk/reward profiles and to provide information concerning the positions that the “completion portfolio” could hold to reach appropriate active risk positions for the entire fund portfolio. LMGAA generally will not engage in fundamental, company-specific security analysis with respect to securities purchased and sold in the “completion portfolio.” The “completion portfolio” will be drawn from the universe of stocks that make up the Russell 1000® Index, as well as from the universe of ETFs, which may enable the fund’s portfolio to achieve desired levels of sector exposure more directly. LMGAA may also utilize equity swaps and index futures to achieve desired levels of market or sector exposures. In addition, LMGAA may sell securities short in the “completion portfolio” to achieve desired levels of sector exposures. However, LMGAA will not engage in short sales of securities held in one of the subadvised portfolios.

Defensive Investing and Cash Management

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For temporary defensive purposes, the fund may invest up to 100% of its assets in investment grade short-term debt instruments, including government, corporate and money-market securities, repurchase agreements or cash. In addition, the fund may hold cash reserves, repurchase agreements and money market instruments, when necessary, for cash management purposes.

*          *          *          *          *

The fund’s investment objective and investment policies are non-fundamental and may be changed by Legg Mason Global Asset Management Trust’s Board of Trustees (“Board”) without shareholder approval.

For purposes of the fund’s 80% policy relating to investments in equity securities of large-capitalization companies (or other financial instruments that derive their value from the equity securities of such companies), the term "assets" means net assets plus the amount of any borrowings for investment purposes. The fund may not change this policy without providing shareholders at least 60 days’ prior written notice.

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More on Legg Mason Manager Select Large Cap Value Fund’s investment strategies and investments

Legg Mason Manager Select Large Cap Value Fund’s (“Large Cap Value”) investment objective is long-term growth of capital. The fund’s investment objective may be changed without shareholder approval.

Large Capitalization Companies

Large-capitalization companies are those companies with market capitalizations similar to companies in the Russell 1000® Index (the “Index”). The size of the companies in the Index changes with market conditions and the composition of the Index. As of May 31, 2009, the largest market capitalization of a company in the Index was approximately $338.4 billion and the smallest market capitalization of a company in the Index was approximately $829 million. Securities of companies whose market capitalizations no longer meet this definition after purchase by the fund still will be considered securities of large-capitalization companies for purposes of the fund’s 80% investment policy.

Equity Securities

Equity securities include common stock, preferred stock, securities convertible into or exchangeable for common stock, securities of other investment companies, including ETFs, depositary receipts, rights and warrants to acquire such securities and substantially similar forms of equity with comparable risk.

Multi-Manager Approach

The fund utilizes a “multi-manager” approach whereby the fund’s assets are normally allocated among three investment strategies (managed by two different subadvisers) and the Legg Mason Global Asset Allocation “completion portfolio” (managed by the fund’s adviser). Each portion of the fund’s assets is managed using a different but complementary investment strategy. Each subadviser, but not the adviser, acts independently from the others and uses its own methodology for selecting investments. Under normal market conditions, approximately 30% of the fund’s assets will be managed by Brandywine Global Investment Management, LLC (“Brandywine Global”) in its Dynamic Large Cap Value Equity strategy, approximately 30% of the fund’s assets will be managed by Brandywine Global in its Fundamental Large Cap Value Equity strategy, approximately 30% of the fund’s assets will be managed by ClearBridge in its Large Cap Value strategy and the remainder of the fund’s assets will be managed by LMGAA in a “completion portfolio.”

Actual allocations among the subadvisers may deviate from the amounts shown by up to 5% of the fund’s net assets. Each of the above percentages is an asset allocation target established by LMGAA to achieve the fund’s investment objective and may be changed without shareholder approval. Each portion of the fund also may deviate temporarily from its asset allocation target for defensive purposes or as a result of

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appreciation or depreciation of its holdings. LMGAA rebalances each portion of the fund as it deems appropriate even if performance differences among the subadvisers result in one subadviser’s portion being significantly in excess of the original allocation.

LMGAA may also allocate a portion of the fund’s assets to the following subadvisers, either in place of or in addition to the subadvisers named above: Batterymarch Financial Management, Inc. and Legg Mason Capital Management, Inc.

Brandywine Global Investment Management Dynamic Large Cap Value Equity strategy: In managing this portion of the fund’s assets, Brandywine Global’s primary goal is to produce excess returns by applying a purely quantitative dynamically shifting multifactor model that invests in large cap stocks with attractive valuations and quantitative rankings. To generate a portfolio benchmarked against the Russell 1000® Value Index, Brandywine Global will establish the capitalization universe by starting with the top 1000 U.S. domestic companies as ranked by market capitalization. Brandywine Global then applies a multi-factor scoring model that seeks to capitalize on three core inputs central to sustainable performance: Value, Quality and Sentiment. Brandywine Global measures Value by comparing price with some relatively stable measure of economic worth such as earnings, cash flow, book value, dividends or variants of these income statement and balance sheet items. Sentiment counterbalances the risk of value traps by seeking to identify the timing of when to enter or exit a value investment. Brandywine Global uses factors such as price momentum or change in share base to quantify Sentiment. Quality is the modifying factor that helps to determine whether an opportunity which appears attractive on value and sentiment measures has the staying power to recover and produce positive investment returns. Those companies with the most attractive quantitative rankings across all three disciplines will be selected for the portfolio. Brandywine Global will typically sell a stock when its multifactor score reaches our sell target; market capitalization falls below our minimum definition; or price-to-earnings ratio or price-to-book value becomes negative.

Brandywine Global Investment Management Fundamental Large Cap Value Equity strategy: In managing this portion of the fund’s assets, Brandywine Global seeks to design a portfolio that is well-diversified, focused on industry leaders and other large companies with solid operations and inexpensive valuations relative to the market. To generate a portfolio benchmarked against the Russell 1000® Value Index, Brandywine Global will first employ various top-level quantitative screens. Through subsequent fundamental analysis, Brandywine Global seeks to understand the reasons a stock is cheap or out of favor and to identify those companies that are truly undervalued and most likely to return to normal valuation levels and profitability. Conclusions are based on a company's financial condition, competitive position in its industry and quality of management. In addition, Brandywine Global will focus on long-term macroeconomic conditions and industry trends in an effort to identify and measure certain risks associated with a company's business. These factors help Brandywine Global identify those companies that it believes have the best potential and necessary catalysts to achieve higher levels of profitability and valuation. Stocks will be sold for three main reasons - valuation, fundamental deterioration and stock-against-stock competition. A stock is typically reviewed for sale as it approaches Brandywine Global’s estimate of its

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normalized valuation and no longer offers compelling upside potential. Valuation, both on an absolute and relative basis and in light of the potential for continued earnings growth and operating improvements, is the primary factor in sell decisions. Another situation that would lead Brandywine Global to sell is when the fundamentals have deteriorated to the point that it believes the prospect for upward re-valuation is impaired or the anticipated catalysts, which resulted in the initial purchase, fail to materialize within a reasonable timeframe. Furthermore, a stock may be sold when a more compelling opportunity arises, leaving a current holding to be sold as a source of funds.

ClearBridge Large Cap Value strategy: In managing this portion of the fund’s assets, ClearBridge will invest primarily in established large-capitalization companies, seeking to identify those companies with strong franchises and favorable valuations potentially capable of producing superior returns across a range of potential scenarios. The portfolio managers employ bottom up fundamental analysis. In particular, they look for stocks that they believe are temporarily mispriced for reasons that may include negative investor sentiment, misunderstood fundamentals, or operational challenges that the management team believes are surmountable. The portfolio managers continuously attempt to balance franchise value with price, focusing on new products or services, expanding demand, strong management teams, an improving industry environment or weakness in competitors.

Legg Mason Global Asset Allocation “completion portfolio”: LMGAA will manage its portion of the fund’s assets in a “completion portfolio” that, to the extent deemed appropriate by LMGAA, attempts to reduce the overall fund’s tracking error versus its comparative index, the Russell 1000® Value Index. LMGAA will use proprietary and/or licensed risk models and optimization software to construct the “completion portfolio.” The process will begin with an overall assessment and analysis of the active risks of the combined subadvised portfolios. Active risk refers to differences in a portfolio’s composition relative to that of the portfolio’s comparative index due to the investment decisions of the portfolio managers. The risk modeling process will break the combined portfolio’s active risk down into its various sources – some coming from exposure to broad market factors like size or volatility, some coming from industry or sector exposures, and some coming from the idiosyncratic risk that each individual stock contains (i.e., risk that is independent of the stock’s exposure to these other risk factors). Because each subadviser constructs its portion of the fund independently, LMGAA will then invest the “completion portfolio’s” assets in a manner designed to reduce the fund’s active risks that LMGAA believes have unattractive risk/reward profiles. In constructing the “completion portfolio” and selecting portfolio investments, LMGAA will rely principally on its risk models and optimization software to analyze the attractiveness of risk/reward profiles and to provide information concerning the positions that the “completion portfolio” could hold to reach appropriate active risk positions for the entire fund portfolio. LMGAA generally will not engage in fundamental, company-specific security analysis with respect to securities purchased and sold in the “completion portfolio.” The “completion portfolio” will be drawn from the universe of stocks that make up the Russell 1000® Index, as well as from the universe of ETFs, which may enable the fund’s portfolio to achieve desired levels

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of sector exposure more directly. LMGAA may also utilize equity swaps and index futures to achieve desired levels of market or sector exposures. In addition, LMGAA may sell securities short in the “completion portfolio” to achieve desired levels of sector exposures. However, LMGAA will not engage in short sales of securities held in one of the subadvised portfolios.

Defensive Investing and Cash Management

For temporary defensive purposes, the fund may invest up to 100% of its assets in investment grade short-term debt instruments, including government, corporate and money-market securities, repurchase agreements or cash. In addition, the fund may hold cash reserves, repurchase agreements and money market instruments, when necessary, for cash management purposes.

*           *            *            *           *

The fund’s investment objective and investment policies are non-fundamental and may be changed by Legg Mason Global Asset Management Trust’s Board of Trustees (“Board”) without shareholder approval.

For purposes of the fund’s 80% policy relating to investments in equity securities of large-capitalization companies (or other financial instruments that derive their value from the equity securities of such companies), the term “assets” means net assets plus the amount of any borrowings for investment purposes. The fund may not change this policy without providing shareholders at least 60 days’ prior written notice.

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More on the funds’ risks

Equity securities risk. The market price of securities owned by a fund may go up or down, sometimes rapidly or unpredictably. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The value of a particular stock may decline due to factors that affect a particular industry or industries, such as an increase in production costs, competitive conditions or labor shortages; or due to general market conditions, such as real or perceived adverse economic conditions, inflation, lack of liquidity in the markets, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment. The prices of equity securities generally fluctuate more than those of fixed income securities.

Recent market events risk. The equity and debt capital markets in the United States and internationally have recently experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the funds. This environment could make identifying investment risks and opportunities using past models of the interplay of market forces especially difficult for the portfolio managers. These market conditions may continue or get worse and it is difficult to predict their magnitude or duration. Changes in market conditions will not have the same impact on all types of securities. The value of a security may also fall due to specific conditions that affect a particular sector of the securities market or a particular issuer.

Value investing risk. The value approach to investing involves the risk that value stocks may remain undervalued or decline in price. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, while the market concentrates on growth stocks. Although Large Cap Value will not concentrate its investments in any one industry or industry group, it may, like many value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Growth investing risk. The growth approach to investing involves the risk that growth stocks may not realize their investment potential and that they may remain undervalued. Growth stocks as a group can be more volatile than value stocks. There are also risks that other investors will not see the growth potential of an individual issuer, and that the security will not realize its growth potential. Finally, following a particular investment style for the selection and sale of individual securities is subject to a risk that the market may not recognize the value of companies favored by this investment style for long periods of time.

Issuer risk. The value of a security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of a company’s stock may deteriorate because of a variety of factors, including disappointing earnings reports by the issuer, unsuccessful products or services, loss

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of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment.

A fund may invest in securities that may involve greater risks of loss than investments in securities of well-established companies with a history of consistent operating patterns.

In addition, LMGAA generally does not engage in fundamental, company-specific security analysis with respect to securities purchased and sold in each fund’s “completion portfolio.” These securities may involve greater risk of loss than securities as to which an adviser had performed such analysis.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors. Some large capitalization companies may lack the agility to adjust quickly to a changing competitive landscape.

Small and medium capitalization company risk.  A fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. Smaller companies are often involved in actual or anticipated reorganizations or restructurings, which involve risks, including difficulty in obtaining information as to the financial conditions of such companies. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies, especially in the short term, and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be difficult to value, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Multi-manager risk. While LMGAA monitors each subadviser and monitors the overall management of each fund, each subadviser makes investment decisions independently from the others. It is possible that the subadvisers’ investment styles will not always be complementary, which could adversely affect the performance of a fund.

Portfolio selection risk.  The portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, industry or sector, country or region or about market movements may prove to be incorrect.

In addition, the investment models used by an adviser or subadviser to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors and do not assure successful investment. The markets or

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the prices of individual securities may be affected by factors not foreseen in developing the models.

Foreign investments risk. A fund’s investments in securities of foreign issuers (including those denominated in U.S. dollars, foreign currencies and securities issued by U.S. entities with substantial foreign operations) involve greater risk than investments in securities of U.S. issuers. Foreign countries where issuers operate or are domiciled, or where the securities are traded, may have markets that are less liquid and more volatile than U.S. markets, may suffer from political or economic instability and may experience negative government actions, such as currency controls or seizures of private businesses or property. Values may also be affected by foreign tax laws and restrictions on receiving the investment proceeds from a foreign country. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting, auditing, financial reporting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses. Because the value of a depositary receipt is dependent upon the market price of an underlying foreign security, depositary receipts are subject to most of the risks associated with investing in foreign securities directly. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to non-U.S. withholding taxes, and special U.S. tax considerations may apply.

ETF risk. The funds may invest in shares of mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds or ETFs. Investing in an ETF will give a fund exposure to the securities that the ETF holds in its portfolio. Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are traded on an exchange throughout a trading day and bought and sold based on market values and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. The trading price of an ETF tends to closely track the actual net asset value of the ETF, and a fund will generally gain or lose value consistent with the performance of the ETF’s portfolio securities. A fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, each fund will indirectly bear its pro rata share of the fees and expenses incurred by an ETF it invests in, including advisory fees. These expenses are in addition to the advisory and other expenses that each fund bears directly in connection with its own operations.

Convertible securities risk. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same of a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt.

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The value of a convertible security is a function of its (1) yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege, and (2) its worth, at market value, if converted into or exchanged for the underlying common stock. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.

Short sales risk. A short sale involves the sale by a fund of a security or other asset that it does not own, i.e., that is borrowed from a third party, with the hope of purchasing the same asset at a later date at a lower price. A fund may suffer significant losses if assets that the fund sells short appreciate rather than depreciate in value. To borrow the security, a fund also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a fund may be required to pay in connection with the short sale. While the possible loss on a security that is purchased is limited to the price paid for a security, there is no limit on the amount of loss on a security that is sold short. Such transactions create leverage (see "Leveraging").

Derivatives risk. Using derivatives, especially for non-hedging purposes, may involve greater risks to a fund than investing directly in securities, particularly as these instruments may be very complex and may not behave in the manner anticipated by the manager. Certain derivative transactions may have a leveraging effect on the funds. Even a small investment in derivative contracts can have a significant impact on a fund’s stock market, interest rate or currency exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, a fund will depend on the investment adviser's ability to analyze and manage derivative transactions. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the fund’s holdings. Using derivatives may increase volatility, which is the characteristic of a fund’s share price to fluctuate within a short time period. Holdings of derivatives also can make a fund less liquid and harder to value, especially in declining markets. Many over-the-counter derivatives will not have liquidity beyond the counterparty to the instrument. A fund's use of derivatives may also increase the amount it is required to distribute to shareholders to maintain its status as a registered investment company, and thus the amount of taxes payable by shareholders.

Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

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Swap agreements will tend to shift a fund’s investment exposure from one type of investment to another. For example, if a fund agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

Leveraging. Leverage is the ability to earn a return on a capital base that is larger than a fund's net assets. Use of leverage can magnify the effects of changes in the value of a fund's investments and makes such investments more volatile. Leveraging could cause investors to lose more money in adverse environments. For example, if a fund borrows money to buy securities and the prices of those securities decrease, or if the cost of borrowing exceeds any increases in the prices of those securities, the net asset value of the fund's shares will decrease faster than if the fund had not used leverage. To repay borrowings, a fund may have to sell securities at a time and at a price that is unfavorable to the fund. A fund will also incur interest expense on any money borrowed. Certain other investment techniques that a fund may utilize may also create leverage. For example, a fund may experience the effects of leveraging when selling securities short or entering into reverse repurchase agreements, futures, forward contracts or other derivatives, and other instruments.

Cash management and defensive investing risk. The value of the investments held by a fund for cash management or defensive investing purposes may be affected by changing interest rates and by changes in credit ratings of the investments. If a fund holds cash uninvested it could be subject to the credit risk of the depository institution holding the cash. If a significant amount of a fund's assets are used for cash management or defensive investing purposes, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

Risk of increase in expenses. Your actual costs of investing in the funds may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

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Distribution plan and other compensation to dealers

Distributor of the Fund’s Shares:

Legg Mason Investor Services, LLC (“LMIS”), 100 International Drive, Baltimore, Maryland 21202, distributes the funds’ shares.

Other Compensation to Dealers:

LMIS, the adviser and/or their affiliates make payments for distribution, shareholder servicing, marketing and promotional activities and related expenses out of their profits and other available sources, including profits from their relationships with the funds. These payments are not reflected as additional expenses in the fee table contained in this Prospectus. The recipients of these payments may include LMIS and affiliates of the adviser, as well as non-affiliated broker/dealers, insurance companies, financial institutions and other financial intermediaries through which investors may purchase shares of a fund, including your financial intermediary. The total amount of these payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund-related marketing or shareholder servicing activities. The payments described in this paragraph are often referred to as “revenue sharing payments.” Revenue sharing arrangements are separately negotiated.

Revenue sharing payments create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Contact your financial intermediary for details about revenue sharing payments it receives or may receive. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit the manager, adviser, subadvisers, LMIS and their affiliates to the extent the payments result in more assets being invested in a fund on which fees are being charged.

Salespersons and others entitled to receive compensation for selling or servicing fund shares may receive more with respect to one class than another.

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More on management

Manager and Adviser:

Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “manager”) is the fund’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the fund. As of September 30, 2009, LMPFA’s total assets under management were approximately $182.2 billion. Each fund will pay LMPFA a fee for investment management services at an annual rate of 0.75% on average daily net assets up to the first $1 billion; 0.725% on average daily net assets between $1 billion and $2 billion; 0.70% on average daily net assets between $2 billion and $5 billion; 0.675% on average daily net assets between $5 billion and $10 billion; and 0.65% of average daily net assets exceeding $10 billion.

LMPFA has retained Legg Mason Global Asset Allocation, LLC (“LMGAA” or the “adviser”), 620 Eighth Avenue, New York, New York 10018, to provide the day-to-day portfolio management of the funds. As of September 30, 2009, LMGAA's total assets under management were approximately $4.9 billion. LMGAA serves as the “manager of managers” for the funds and, subject to oversight by LMPFA, has responsibility for monitoring and coordinating the overall management of the funds, including rebalancing each fund’s target asset allocations among subadvisers, monitoring the subadvisers for the funds and ensuring that asset allocations are consistent with the guidelines that have been approved by the Board. LMGAA also provides portfolio management for the “completion portfolio” of each fund.

LMGAA, subject to oversight by LMPFA, plays an active role in monitoring and evaluating each subadviser’s performance and monitors each subadviser's compliance with applicable investment policies, guidelines and restrictions, in order to ensure that the fund’s investment objective, policies and restrictions are complied with. As to assets allocated by LMGAA to any subadviser, such subadviser is responsible for monitoring and ensuring its compliance with applicable policies, guidelines and restrictions, as may be imposed by LMGAA from time to time.

Unlike many other mutual funds, the funds are not associated with any one portfolio manager, and seek to benefit from different specialists selected from the Legg Mason team of investment managers. Short-term investment performance, by itself, is not a significant factor in allocating assets to a subadviser.

Subadvisers:

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Each fund’s investments, other than those selected by LMGAA in the “completion portfolio,” are selected by one or more of the following subadvisers, which act independently of one another.

Barrett Associates, Inc. (“Barrett Associates”), 90 Park Avenue, 34th Floor, New York, New York 10016, serves as a subadviser to Large Cap Growth. As of September 30, 2009, Barrett Associates manages approximately $1.3 billion of client assets.

Brandywine Global Investment Management, LLC ("Brandywine Global"), 2929 Arch Street, Philadelphia, Pennsylvania 19104, serves as a subadviser to Large Cap Value. Brandywine Global acts as adviser or subadviser to individuals, public funds, corporations, pension and profit sharing plans, Taft-Hartley Plans, endowments and foundations, as well as to investment company portfolios. Aggregate assets under management of Brandywine Global were approximately $29.2 billion as of September 30, 2009.

ClearBridge Advisors, LLC (“ClearBridge”) 620 Eighth Avenue, New York, New York 10018, serves as a subadviser to each fund. ClearBridge is an investment adviser that was formed to succeed to the equity securities portfolio management business of Citigroup Asset Management (“CAM”), which was acquired by Legg Mason, Inc. in December 2005. As of September 30, 2009, ClearBridge’s total assets under management were approximately $52.4 billion.

Batterymarch Financial Management, Inc. ("Batterymarch”), John Hancock Tower, 200 Clarendon Street, Boston, Massachusetts 02116, serves as subadviser to each fund. Batterymarch, founded in 1969, acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds, as well as to individual investors. Total assets under management by Batterymarch were approximately $20.4 billion as of September 30, 2009.

Legg Mason Capital Management, Inc. ("LMCM"), 100 International Drive, Baltimore, Maryland 21202, serves as a subadviser to each fund. As of September 30, 2009, LMCM had aggregate assets under management of approximately $16.8 billion.

A discussion regarding the basis for the Board’ approval of the funds’ management agreement, investment advisory agreement and sub advisory agreements will be available in the funds’ next semi-annual or annual report to shareholders.

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LMPFA, LMGAA, Barrett Associates, Batterymarch, Brandywine Global, ClearBridge, LMCM and LMIS are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

Portfolio Management:

The following describes each fund’s portfolio managers and each portfolio manager’s business experience. The funds’ statement of additional information (“SAI”) provides information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in the fund they advise.

The following portfolio managers are employed by LMGAA to monitor and coordinate management of each fund and provide day-to-day management of the “completion portfolio” of each fund:

Steven D. Bleiberg serves as President and Chief Investment Officer for LMGAA. From 2003 to 2005, he served as a Managing Director and Head of Global Investment Strategy for CAM. Prior to joining CAM, he was a Managing Director and Chairman of the Global Equity Strategy Group at Credit Suisse Asset Management. Previously, Mr. Bleiberg was a Portfolio Manager at Matrix Capital Management, where he managed the firm’s active equity assets. He began his career in 1984 at BEA Associates, where he was a Research Associate in the U.S. equity department.

Y. Wayne Lin serves as Chief Administrative Officer and Investment Strategy Analyst for LMGAA. From 2002 to 2005, Mr. Lin served as an Analyst at CAM. Prior to joining CAM in 2002, Mr. Lin held the following professional positions: Internal Management Consultant at TIAA-CREF; Associate Director at Barra Strategic Consulting Group; and Associate at Booz Allen and Hamilton.

Andrew D. Purdy serves as a Portfolio Manager for LMGAA. From 1998 to 2005, Mr. Purdy held the same title in Global Investment Strategy at CAM. Prior to joining CAM, he was a Senior Manager of Data Administration at Bridge Information Systems.

Large Cap Growth

The following portfolio managers provide day-to-day management of the assets of Large Cap Growth that are managed by Barrett Associates’ Large Cap Growth Portfolio Management Team:

E. Wells Beck, CFA, has served as a Managing Director of Barrett Associates and has been a member of The Barrett Group since 2006. Mr. Beck was previously an analyst and portfolio manager at Haven Capital Management in New York (2001-2006). He has also been a sell-side analyst in the research

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department of Prudential Securities covering a number of areas including Financial Services (2000-2001). He has also had investment experience from positions he held at HSBC Investment Banking PLC and Oppenheimer Capital International.

Robert J. Milnamow has served as Chief Investment Officer, a Managing Director and a Portfolio Manager of Barrett Associates since 2003. Mr. Milnamow was a research analyst and portfolio manager for Phoenix Securities Group, Oppenheimer Funds and, most recently, for Rockefeller & Co. While at Phoenix, Mr. Milnamow managed the Phoenix Total Return Fund and the Phoenix Variable Annuity Total Return Fund. At Oppenheimer, he managed the Main Street Income and Growth Fund. Mr. Milnamow was responsible for managing individual high net worth, foundation and endowment accounts at Rockefeller & Co.

The following portfolio managers provide day-to-day management of the assets of Large Cap Growth that are managed by ClearBridge’s Aggressive Growth Portfolio Management Team:

Richard Freeman serves as a Managing Director and Senior Portfolio Manager for ClearBridge. Mr. Freeman co-manages the aggressive growth, multi cap growth and all cap growth strategies. Mr. Freeman has 33 years of investment industry experience. In 1983 Mr. Freeman joined a predecessor organization as co-manager of an aggressive growth mutual fund. His prior positions include Vice President for trusts and investments at Chemical Bank and Vice President of research at Drexel Burnham Lambert.

Evan Bauman serves as a Managing Director and a Portfolio Manager for ClearBridge. Mr. Bauman co-manages the aggressive growth, multi cap growth, all cap growth and diversified large capitalization growth strategies. He has 13 years of investment industry experience, all with the firm and its predecessors.

The following portfolio managers provide day-to-day management of the assets of Large Cap Growth that are managed by ClearBridge’s Large Cap Growth Portfolio Management Team:

Scott Glasser serves as a Senior Portfolio Manager and a Managing Director of ClearBridge. He joined ClearBridge in 2005 in connection with the Legg Mason/Citigroup transaction. Previously, Mr. Glasser was a Managing Director of Citigroup Global Markets, Inc. (“CGM”) and served as a Portfolio Manager at Smith Barney Asset Management. He joined CGM’s predecessor in 1993.

Peter Bourbeau serves as a Managing Director and Portfolio Manager for ClearBridge. Mr. Bourbeau co-manages the large cap growth, all cap growth and diversified large cap growth strategy products. Mr. Bourbeau joined a predecessor organization in 1991 and has 18 years of investment industry

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experience. During his career, Mr. Bourbeau has worked in trading, fund management, research and investment marketing.

Large Cap Value

The following portfolio managers provide day-to-day management of the assets of Large Cap Value that are managed by the Brandywine Global Investment Management Dynamic Large Cap Value Equity Portfolio Management Team:

Henry F. Otto serves as a Managing Director and Portfolio Manager for Brandywine Global. Mr. Otto is the founder and co-lead portfolio manager of the Diversified Value Equity strategies. Prior to joining Brandywine Global in 1988, he was with Dimensional Fund Advisors, Inc., where he managed and traded small cap portfolios and developed computer systems to structure portfolios and analyze performance (1984-1987), and the Chicago Board of Trade as a financial economist developing financial-based futures and options (1982-1984). Henry is a member of the Brandywine Global’s Executive Board.

Steven M. Tonkovich serves as a Managing Director and Portfolio Manager for Brandywine Global. Mr. Tonkovich is co-lead portfolio manager of the Diversified Value Equity strategies. Prior to joining the firm in 1989, he was with the Wharton School of the University of Pennsylvania as a Research Analyst in the Finance Department (1987-1989); Booz Allen Hamilton, Inc. as a Research Assistant (summer of 1988), and the Moore School of Electrical Engineering of the University of Pennsylvania as a Research Assistant (1986-1987). He is a member of Brandywine Global’s Executive Board.

Michael J. Fleisher serves as a Portfolio Manager for Brandywine Global. Mr. Fleisher is a portfolio manager on the Diversified Value Equity team with lead oversight of the Dynamic Large Cap Value Equity strategy and shared oversight of the Diversified Large Cap Value Extended Equity - 130/30 strategy. In addition, Mr. Fleisher oversees the quantitative development and analysis function for Brandywine Global’s Diversified Value Equity strategies and contributes to the firm’s ongoing research into value investing. Before joining the firm in 1997, Mr. Fleisher was a Senior Fund Accountant for Merrill Lynch (1995-1997), and a Mutual Fund Analyst for SEI Corporation (1993-1995).

The following portfolio managers provide day-to-day management of the assets of Large Cap Value that are managed by the Brandywine Global Investment Management Fundamental Large Cap Value Equity Portfolio Management Team:

Paul R. Lesutis, CFA, serves as a Managing Director and Portfolio Manager for Brandywine Global. Mr. Lesutis serves as co-lead portfolio manager of the firm’s Fundamental Large Cap Value Equity strategy. In addition, he is responsible for general research coverage, contributing insights and stock recommendations to all of the firm’s Large Cap Value Equity strategies. Mr. Lesutis joined the firm in

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1991 and has 30+ years of industry experience. Previously, he served as Executive Vice President, Chief Investment Officer and Portfolio Manager with Provident Capital Management Inc. (1984-1991); Director Of Equity Research and Portfolio Manager with First Pennsylvania Bank (1971-1984), and a Securities Analyst with E.I. du Pont de Nemours (1966-1971). Mr. Lesutis is a member of Brandywine Global’s Executive Board.

Earl J. Gaskins serves as a Managing Director and Portfolio Manager for Brandywine Global. Mr. Gaskins serves as co-lead portfolio manager for the firm’s Fundamental Large Cap Value Equity strategy and is lead portfolio manager for the firm’s Socially Responsible Large Cap Value Equity strategy. In addition, he is responsible for research coverage of the chemicals and energy sectors, contributing insights and stock recommendations to all of the firm’s Large Cap Value Equity strategies. Mr. Gaskins joined the firm in 1996, bringing with him 18 years of industry experience. Previously he was Vice President, Portfolio Manager and Director Of Research with Provident Capital Management Inc. (1985-1996); Director of the Office of Community Development of the City of Philadelphia (1980-1985), and a Securities Analyst with Provident National Bank (1973-1980).

Patrick S. Kaser, CFA, serves as a Portfolio Manager for Brandywine Global on the Large Cap Value Equity team. Mr. Kaser serves as a portfolio manager for the firm’s Fundamental Large Cap Value Equity strategy and is lead portfolio manager for the firm’s Equity Income and Socially Responsible Large Cap Core Equity strategies. Mr. Kaser is also responsible for research coverage of the financial and healthcare sectors. Mr. Kaser joined the firm in 1998 as a senior marketing associate (1998-2000). Previously he was an account executive at Dean Witter (1996-1997).

James J. Clarke serves as a Portfolio Manager and Senior Research Analyst for Brandywine Global. Mr. Clarke serves as a portfolio manager for the firm’s Fundamental Large Cap Value Equity strategy and is responsible for general research coverage, contributing insights and stock recommendations to all of the firm’s Large Cap Value Equity strategies. Mr. Clarke rejoined Brandywine Global in December 2008 after three years serving as a founding partner of Clarke Bennitt, LLC and co-portfolio manager of the concentrated, all-cap Montchanin funds. Mr. Clarke had previously served as an equity analyst and portfolio manager for Brandywine Global’s mid and small cap value equity portfolios (1997-2005). Prior to his initial term of employment with Brandywine Global, Mr. Clarke served as a financial analyst at Morgan Stanley in New York and Tokyo (1991-1995).

The following portfolio managers provide day-to-day management of the assets of Large Cap Value that are managed by ClearBridge Large Cap Value Portfolio Management Team:

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Dmitry Khaykin serves as a Managing Director and Portfolio Manager for ClearBridge. Mr. Khaykin co-manages ClearBridge’s large cap value and investors value strategy products. He joined a predecessor organization in 2003, and has 13 years of investment industry experience. Prior to joining the organization, Mr. Khaykin was a Research Analyst at Gabelli & Co, where he concentrated on the telecommunications sector. He began his career at Morgan Stanley & Co. as an Associate in the Risk Management Division.

Robert Feitler, Jr. serves as a Managing Director and Portfolio Manager for ClearBridge. Mr. Feitler co-manages ClearBridge’s large cap value and investors value strategy products. He joined a predecessor organization in 1995 and has 15 years of investment industry experience. Prior to joining the organization, Robert was a financial analyst in the footwear industry. He began his career at Marine Bank as a commercial credit analyst.

Expense Limitation:

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, dividend expense on short sales, taxes and extraordinary expenses), subject to recapture as described below. As a result, total annual operating expenses in the “Annual fund operating expenses” tables are not expected to exceed the amount shown in “Total annual fund operating expenses after forgoing fees and/or reimbursing expenses (subject to recapture)” for each class indicated. This arrangement is expected to continue until December 31, 2011, may be terminated prior to that date by agreement of the manager and the Board, and may be terminated at any time after that date by the manager. The arrangement, however, may be modified by the manager to decrease total annual operating expenses at any time. The manager is also permitted to recapture amounts forgone or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding this limit or any other limit then in effect.

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Shareholder eligibility

Each fund uses a multiple class structure and, therefore, may offer other classes in the future. Each share class of a fund represents an investment in the same portfolio of securities as the other classes of that fund, but is subject to different expenses, different distribution and shareholder servicing arrangements and different eligibility requirements for investing.

The funds generally will accept an application to establish a new account only if the beneficial owner has a U.S. address or, subject to the requirements of local law, is a U.S. citizen with a foreign address.

Summarized below are the eligibility requirements for Class I.

You can buy shares through banks, brokers, dealers, insurance companies, investment advisers, financial consultants, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with LMIS to sell shares of the funds (“Financial Adviser”). You can also buy shares directly from the funds.

The funds reserve the right to revise the minimum initial investment and other eligibility requirements at any time. In addition, the funds may waive the minimum initial investment requirements in their sole discretion.

Retirement Plans

Retirement Plans with omnibus accounts held on the books of the funds can generally invest in Class I shares.

"Retirement Plans” include 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing plans, non-qualified deferred compensation plans and other similar employer-sponsored retirement plans. Retirement Plans do not include individual retirement vehicles, such as traditional and Roth IRAs, Coverdell education savings accounts, individual 403(b)(7) custodial accounts, Keogh plans, Section 529 college savings plans, SEPs, SARSEPs, SIMPLE IRAs, or similar accounts. Although Retirement Plans with omnibus accounts held on the books of the funds are not subject to minimum initial investment requirements, certain investment minimums may be imposed by a financial intermediary. LMIS may impose certain additional requirements. Please contact your Financial Adviser for more information.

Class I

For questions regarding your eligibility to invest in Class I shares, call 1-888-425-6432 or contact your financial intermediary. You may be required to provide appropriate documentation confirming your eligibility to invest in that share class.

The following classes of investors may purchase Class I shares:

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•

Institutional investors who make an initial investment of at least $1 million in a fund. Generally, institutional investors are corporations, banks, trust companies, insurance companies, investment companies, foundations, endowments, pension and profit-sharing plans, and similar entities

•

Investors who invest in the fund through financial intermediaries that offer their clients Class I shares through investment programs (such as (i) fee-based advisory or brokerage account programs, (ii) Retirement Plans or (iii) college savings vehicles such as 529 plans) authorized by LMIS

•

The following persons are eligible to purchase Class I shares of a fund: 1) current employees of the funds’ manager and its affiliates; 2) current and former board members of investment companies managed by affiliates of Legg Mason; 3) current and former board members of Legg Mason; and 4) the immediate families of such persons. Immediate families are such person’s spouse, including the surviving spouse of a deceased board member, and children under the age of 21. For such investors, the minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $50

Key Features of Class I

The following table highlights key features of Class I. You should review the fee table and example in the “Fees and Expenses of the Funds” section carefully before investing. Please contact your Financial Adviser regarding the availability of the funds.

Class	Key Features	Initial Sales Charge	Contingent Deferred Sales Charge	Annual Distribution and/or Service Fees
Class I	• No initial or contingent deferred sales charge • Only offered to institutional and other eligible investors and eligible Retirement Plans	None	None	None

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How to invest

Purchasing Class I Shares

To obtain an application, please call 1-888-425-6432.

If you invest through a Financial Adviser, note that you may purchase shares only in accordance with the instructions and limitations of your Financial Adviser’s program. Your Financial Adviser may have different minimum investment requirements for investments in Class I shares than the minimum investment requirements described in this Prospectus.

Purchasing Additional Shares

Once your account is open, you may use the following methods to purchase additional shares of the funds.

Through Your Financial Adviser

Your Financial Adviser can purchase shares of the fund on your behalf and provide information on other methods available to you for purchasing additional shares. Investments made through your Financial Adviser may be subject to transaction fees or other purchase conditions as set by your Financial Adviser. You should consult your Financial Adviser’s program literature for further information.

Directly With The Funds
Mail

Mail your check, payable to Legg Mason Funds, to the following address with either an Additional Purchase Form or a note indicating the fund and share class you want to buy and your account number:

Legg Mason Funds

P.O. Box 55214

Boston, MA 02205-8504

Wire Transfers

Wire federal funds to State Street Bank and Trust Company, the fund’s custodian. Before wiring federal funds, you must first telephone the funds at 1-888-425-6432 to receive instructions for wire transfer. Please note that the following information will be required when calling: shareholder name; name of the person authorizing the transaction; account number; name of the fund and class of shares to be purchased; amount being wired; and name of the wiring bank.
The wire should state that the funds are for the purchase of shares of a specific fund and share class and include the account name and number.

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Contributions of Eligible Securities

Shares may be purchased and paid for by the contribution of eligible portfolio securities, subject in each case to approval by the adviser. Approval will depend on, among other things, the nature and quality of the securities offered and the current needs of the fund. Investors who wish to purchase fund shares through the contribution of securities should contact the funds at 1-888-425-6432 for instructions.

Investors should realize that at the time of contribution they may recognize a gain or loss for tax purposes on securities contributed. The adviser, on behalf of a fund, has full discretion to accept or reject any securities offered as payment for shares. Securities will not be accepted in payment of fund shares from persons who are affiliated with the fund’s adviser or the fund.

Securities offered in payment for shares will be valued in the same way and at the same time the fund values its portfolio securities for the purpose of determining net asset value. (See “Calculation of Net Asset Value” below.)

Additional Information About Purchases

The funds must receive your purchase order in good order (meaning that it is complete and contains all necessary information; for example, number of shares or dollar amount to be invested and name of the fund) before the close of regular trading on the New York Stock Exchange (“Exchange”), normally 4:00 p.m. (Eastern time), to receive that day’s price. Orders received after the close of the Exchange will be processed at the fund’s net asset value as of the close of the Exchange on the next day the Exchange is open. Orders received by your Financial Adviser bef ore the close of regular trading on the Exchange, will be processed at the net asset value determined on the day the order was received by the Financial Adviser. Certain Financial Advisers may have agreements to purchase shares of the funds with payment generally to follow the next business day, but no later than three business days after the order is placed. If payment is not received by that time, your order is subject to cancellation and you and the Financial Adviser could be held liable for resulting fees or losses. If you invest in a fund through a Financial Adviser, it is your Financial Adviser’s responsibility to transmit your order to the funds in a timely manner. If you purchase shares directly from a fund, your payment must accompany your order.

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be cancelled and you may be liable for any loss to the fund. The funds and their agents have the right to reject or cancel any purchase due to nonpayment.

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When you purchase shares directly from a fund and have not identified a broker/dealer that has an agreement to distribute the fund, your order will be placed through LMIS, the funds’ distributor, which will provide shareholder services to you and will receive any distribution and service (12b-1) fees paid by the class of shares which you own. For more information regarding 12b-1 fees see “Distribution Plan” above.

Any shares purchased or received as a distribution will be credited directly to the investor’s account.

The funds may be available for purchase by Retirement Plans or savings plans, including 401(k) plans, 457 plans and 403(b) plans. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a fund as an investment option. Participants in a Retirement Plan or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions.

For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through Retirement Plans should be aware that the plan administrator may aggregate purchase and redemption orders of participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the fund for execution.

The funds may not be available for sale in certain states. Prospective investors should inquire as to whether a particular fund is available for sale in their state of residence.

Account Registration Changes:

Changes in registration or certain account options for accounts held directly with the funds must be made in writing. Medallion signature guarantees may be required. (See “ACCOUNT POLICIES – Medallion Signature Guarantee” below.) All correspondence must include the account number and must be sent to:

Legg Mason Funds

P.O. Box 55214

Boston, Massachusetts 02205-8504

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How to redeem your shares

You can redeem your shares through any of the following methods.

Through Your Financial Adviser

Your Financial Adviser can redeem shares of a fund on your behalf. Redemptions made through your Financial Adviser may be subject to transaction fees or other conditions as set by your Financial Adviser. You should consult your Financial Adviser’s program literature for further information.

Directly With The Funds

Additional documentation may be required from corporations, executors, partnerships, administrators, trustees or custodians. Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (provided that your bank information is already on file). Wire transfers may be subject to a service charge by your bank. For wire transfers, be sure that the funds have your bank account information on file.
All requests for redemption should indicate: 1) the number of shares or dollar amount to be redeemed and the investor’s account number; 2) the investor’s name and the names of any co-owners of the account, using exactly the same name or names used in establishing the account; 3) proof of authorization to request redemption on behalf of any co-owner of the account (please contact the funds for further details); and 4) the name, address and account number to which the redemption payment should be sent.

Payment of redemption proceeds normally will be made by wire one business day after receipt of a redemption request in good order. Additional documentation may be required from corporations, executors, partnerships, administrators, trustees or custodians.

Redemption requests may require a Medallion signature guarantee (See “ACCOUNT POLICIES –Medallion Signature Guarantee”

Mail

Send a letter to the funds requesting redemption of your shares to:

Legg Mason Funds

P.O. Box 55214

Boston, MA 02205-8504

The letter should be signed by each owner of the account exactly as the account is registered.

Fax	Fax a request for redemption to the funds at 1-816-218-0462.

Additional Information About Redemptions:

A fund must receive your redemption order in good order (meaning that it is complete and contains all necessary information; for example, number of shares or dollar amount to be redeemed and name of the fund) before the close of regular trading on the Exchange, normally 4:00 p.m. (Eastern time), to receive that day’s price. However, orders received by your Financial Adviser by the close of regular trading on the Exchange, will be effected at

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the net asset value determined on the day the order was received by your Financial Adviser. If you hold your shares through a Financial Adviser, it is your Financial Adviser’s responsibility to transmit your order to the fund in a timely manner.

The funds’ service providers will follow reasonable procedures to ensure the validity of any telephone, electronic or other redemption request, such as requesting identifying information from users or employing identification numbers. The funds and their service providers will not be responsible for any account losses due to fraudulent telephone, electronic or other orders that they reasonably believe to be genuine.

Payment of redemption proceeds of shares that were recently purchased by check or automatic investment arrangements or acquired through reinvestment of distributions paid on such shares by the fund may be delayed for up to ten days from the purchase date until the check or automatic investment has cleared.

Each fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions. Shareholders who receive a redemption in-kind may incur costs to dispose of the securities they receive and may receive securities that are difficult to sell.

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Account policies

Calculation of Net Asset Value:

You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order. Each fund’s net asset value per share is the value of its assets minus its liabilities divided by the number of shares outstanding. Net asset value is calculated separately for each class of shares.

Each fund calculates its net asset value every day the Exchange is open. Each fund generally values its securities and other assets and calculates its net asset value as of the close of regular trading on the Exchange, normally at 4:00 p.m. (Eastern time). If the Exchange closes at another time, each fund will calculate its net asset value as of the actual closing time. The Exchange is closed on certain holidays listed in the SAI.

In order to buy, redeem or exchange shares at a certain day’s price, you must place your order with your financial intermediary or the fund before the Exchange closes on that day. If the Exchange closes early on that day, you must place your order prior to the actual closing time. It is the responsibility of the financial intermediaries to transmit all orders to buy, exchange or redeem shares to the funds on a timely basis.

Valuation of each fund’s securities and other assets is performed in accordance with procedures approved by the Board. These procedures delegate most valuation functions to the manager, which, in turn, uses independent third party pricing services approved by the Board. Under the procedures, assets are valued as follows:

•

Equity securities and certain derivative instruments that are traded on an exchange are valued at the closing price or, if that price is unavailable or deemed by the manager not representative of market value, the last sale price. Where a security is traded on more than one exchange (as is often the case overseas), the security is generally valued at the price on the exchange considered by the manager to be the primary exchange. In the case of securities not traded on an exchange, or if exchange prices are not otherwise available, the prices are typically determined by independent third party pricing services that use a variety of techniques and methodologies.

•

The valuations of securities traded on foreign markets will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade, unless a significant event has occurred. When a fund holds securities or other assets that are denominated in a foreign currency, the fund will normally use the currency exchange rates as of 2:00 p.m. Eastern time. Each fund uses a fair value model developed by an independent third party pricing service to value foreign equity securities on days when a certain percentage change in the value of a domestic equity security index suggests that the closing prices on foreign exchanges may no longer represent the value of those

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securities at the time of closing of the Exchange. Foreign markets are open for trading on weekends and other days when the funds do not price their shares. Therefore, the value of a fund’s shares may change on days when you will not be able to purchase or redeem the fund’s shares.

•

If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more brokers/dealers. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. These procedures permit, among other things, the use of a matrix, formula or other method that takes into consideration market indices, yield curves and other specific adjustments to determine fair value. Fair value of a security is the amount as determined by the manager in good faith, that a fund might reasonably expect to receive upon a current sale of the security. Each fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund’s net asset value is calculated.

Many factors may influence the price at which a fund could sell any particular portfolio investment. The sales price may well differ--higher or lower--from a fund’s last valuation, and such differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility. Moreover, valuing securities using fair value methodologies involves greater reliance on judgment than valuing securities based on market quotations. A fund that uses fair value methodologies may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that a fund could obtain the value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value. Investors who purchase or redeem fund shares on days when a fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the fund had not fair-valued the security or had used a different methodology.

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Medallion Signature Guarantee:

When a Medallion signature guarantee is called for, the shareholder should have a Medallion signature guarantee stamped under his or her signature. The following institutions can typically provide you with a Medallion signature guarantee: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered securities dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations and clearing agencies (each an "Eligible Guarantor Institution"). Each fund and its agents reserve the right to reject any Medallion signature guarantee pursuant to written signature guarantee standards or procedures, which may be revised in the future to permit them to reject Medallion signature guarantees from Eligible Guarantor Institutions. Either fund may change the signature guarantee requirements from time to time without prior notice to shareholders.

A Medallion signature guarantee may be required for the following situations:

•	remitting redemption proceeds to any person, address or bank account not on record;

•	making changes to the account registration after the account has been opened; and

•	transferring shares to an account in another Legg Mason Fund with a different account registration

Other:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with LMIS or its affiliates.

For each fund, if at any time the aggregate net asset value of the fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period), the fund reserves the right to ask you to bring your account up to the applicable minimum investment amount as determined by your fund or your Financial Adviser, as applicable. In such case, you shall be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the fund may close your account and send you the redemption proceeds In the event your account is closed due to a failure to increase your balance to the minimum required amount, you will not be eligible to have your account subsequently reinstated without imposition of any sales charges that may apply to your new purchase. Each fund may, with prior notice, change the minimum size of accounts subject to mandatory redemption, which may vary by class, or implement fees for small accounts.

The funds will not accept cash, money orders, traveler’s checks, or credit card convenience checks. Third-party checks will not be accepted unless they are from another financial institution made for the purpose of transfer or rollover. The funds will accept non-retirement checks from other fund families and investment companies as long as the registration name on your fund account is the same as that listed on the check.

Federal anti-money laundering regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When

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you sign your account application, you may be asked to provide additional information in order for the funds to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Each fund reserves the right to:

•	suspend the offering of shares permanently or for a period of time;

•	change its minimum investment amounts;

•

redeem shares if information provided in the application should prove to be incorrect in any manner judged by the fund to be material (i.e., in a manner such as to render the shareholder ineligible to purchase shares of that class);

•	waive the minimum investable assets requirement or the minimum initial investment for certain investors; and

•

delay sending out redemption proceeds for up to seven days if, in the judgment of the adviser, the fund could be adversely affected by immediate payment. The fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the SEC or the Investment Company Act of 1940, as amended

Frequent Trading of Fund Shares:

Frequent trading in a fund’s shares increases the fund’s administrative costs associated with processing shareholder transactions. In addition, frequent trading may potentially interfere with the efficient management of a fund’s portfolio and increase the fund’s costs associated with trading the fund’s portfolio securities. Under certain circumstances, frequent trading may also dilute the returns earned on shares held by a fund’s other shareholders. The funds therefore discourage frequent purchases and redemptions by shareholders.

Each fund reserves the right to refuse any client or reject any purchase order for shares (including exchanges) for any reason. In particular, the Board has determined that the funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets.

Under the funds’ frequent trading policy, each fund reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever a fund detects a pattern of excessive trading. The policy provides that a fund will use its best efforts to restrict a shareholder’s trading privileges in the Legg Mason Funds if that shareholder has engaged in three or more “Round Trips” (defined below) during any rolling 12-month period. However, each fund has the discretion to determine that restricting a shareholder’s trading privileges is not necessary (or that a new limit on Round Trips should be established for the shareholder) if it is determined that the pattern of trading is

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not abusive or harmful to the fund. In making such a determination, the fund will consider, among other things, the nature of the shareholder’s account, the reason for the frequent trading, the amount of trading and the particular fund in which the trading has occurred. Additionally, each fund has the discretion to make inquiries or to take action against any shareholder whose trading appears inconsistent with the frequent trading policy. Examples of the types of actions a fund may take to deter excessive trading in a shareholder account include restricting the shareholder from purchasing additional shares in the fund altogether or imposing other restrictions (such as requiring purchase orders to be submitted by mail) that would deter the shareholder from trading frequently in the fund.

A “Round Trip” is defined as a purchase (including subscriptions and exchanges) into a fund followed by a sale (including redemptions and exchanges) of the same or a similar number of shares out of the fund within 30 days of such purchase. Sales of fund shares pursuant to the Systematic Withdrawal Plan are not considered in determining Round Trips.

With respect to accounts where shareholder transactions are processed or records are kept by third-party intermediaries, the funds use reasonable efforts to monitor such accounts to detect suspicious trading patterns. For any such account that is so identified, a fund will make such further inquiries and take such other actions as shall be considered necessary or appropriate to enforce the funds’ frequent trading policy against the shareholder(s) trading through such account and, if necessary, the third-party intermediary (retirement plan administrators, securities brokers/dealers, and mutual fund marketplaces) maintaining such account. Each fund may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the fund that provide a substantially similar level of protection against excessive trading. Shareholders who own shares of a fund through financial intermediaries should examine any disclosures provided by the intermediaries to determine what restrictions apply to the shareholders.

Although each fund will monitor shareholder transactions for certain patterns of frequent trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated.

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Services for investors

If you hold shares through a Financial Adviser, you may acquire shares of another fund distributed by LMIS by an exchange only if your Financial Adviser has an agreement with LMIS with respect to the class of shares of the fund distributed by LMIS that you seek to acquire.

Below is a description of services provided to shareholders who own shares directly with a fund. You should contact your Financial Adviser to determine if it offers similar services to those listed below.

Confirmations and Account Statements:

You will receive a confirmation from the appropriate fund after each transaction (except a reinvestment of dividends or capital gain distributions and withdrawals made through the Systematic Withdrawal Plan). Shareholders will receive periodic account statements.

To assist you in the management of your account you may direct the funds’ transfer agent to send copies of your confirmations and/or periodic statements to another party whom you designate, at no charge.

Systematic Withdrawal Plan:

Certain Class I shareholders with an initial net asset value of $1,000,000 or more may be eligible to make systematic withdrawals from a fund. These shareholders should contact Legg Mason Investor Services – Institutional at 1-888-425-6432 to determine their account’s eligibility. Ordinarily, you should not purchase additional shares of a fund when you are a participant in the plan, because there may be tax disadvantages associated with such purchases and withdrawals.

Exchange Privilege:

You may exchange shares of a fund for the same class of shares of other funds distributed by LMIS except as otherwise described below.

Important Information About Exchanges: In each case, the fund and class into which you are exchanging must be eligible for sale in your state of residence. Be sure to read the current prospectus for the fund into which you are exchanging.

There is currently no fee for exchanges.  Remember that an exchange is normally a taxable transaction unless you are investing through an IRA, 401(k) or other tax-advantaged account.

Each fund reserves the right to terminate or modify the exchange privilege after at least 60 days’ prior written notice to shareholders.

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Mailing of Shareholder Communications:

If two or more members of your household are shareholders in any fund distributed by LMIS, you may elect to have all account communications for those funds combined in one convenient mailing by contacting the funds according to the instructions below. If you have previously elected to have your account communications combined, but wish to discontinue this service, please contact the funds per the instructions below.

Class I Shareholders	Call 1-888-425-6432 or write to Legg Mason Funds, P.O. Box 55214, Boston, MA 02205-8504.

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Dividends, distributions and taxes

Dividends and distributions

Each fund generally pays income dividends and makes capital gain distributions, if any, once a year, typically in December. A fund may make and pay additional distributions and dividends at other times if necessary for the fund to avoid a federal income or excise tax.

Contact your Financial Adviser to discuss what options are available to you for receiving your dividends and other distributions.

If you own shares directly with the fund, the following conditions apply:

•	your dividends and other distributions will be automatically reinvested in the distributing class of shares of the fund unless you elect to receive dividends and/or other distributions in cash
•	to change your election, you must notify the fund at least ten days before the next distribution is to be paid
•

if the postal or other delivery service is unable to deliver your distribution check, your distribution election will automatically be converted to having all distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks

Taxes

The following discussion is very general and does not address investors subject to special rules, such as investors who hold shares in a fund through an IRA, 401(k) or other tax-advantaged account. Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in a fund.

Fund dividends and other distributions are taxable to investors (other than Retirement Plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of a fund. Dividends from a fund's investment company taxable income (which includes net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains and losses from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) are taxable as ordinary income, except that the part of the dividends that is "qualified dividend income" (i.e., dividends on stock of most U.S. corporations and certain foreign corporations with respect to which a fund satisfies certain holding period and other restrictions), if any, is subject to a maximum federal income tax rate of 15% (through December 31, 2010) for individual shareholders who satisfy those restrictions with respect to their fund shares on which the dividends are paid. Distributions of a fund's net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain (also at a maximum 15% rate for individual shareholders through December 31, 2010), regardless of how long you have held your fund shares. A tax statement will be sent to you after the end of each calendar year detailing the tax status of your distributions.

The redemption or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares. Any capital gain an individual shareholder recognizes on a redemption or exchange through 2010 of his or her fund shares that have been held for more than one year will generally qualify for a 15% maximum federal income tax rate.

A fund's dividend and interest income on, and gains it realizes from disposition of, foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions.

As required by law, each fund will withhold 28% of all dividends, capital gain distributions, and redemption proceeds (regardless of whether you realize a gain or loss) otherwise payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. Each fund is also required to withhold 28% of all dividends and capital gain distributions otherwise payable to those shareholders who are otherwise subject to backup withholding.

50

Portfolio holdings disclosure policy

A description of the fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI. Each fund’s complete portfolio holdings are available at www.leggmason.com/individualinvestors/documents/shareholder_information/ on a quarterly basis approximately 25 calendar days following the quarter-end, and partial information concerning the funds’ portfolio holdings (such as top ten holdings) is available on the Legg Mason Funds’ website, in fact sheets and other formats, approximately 11 business days following each quarter-end. Such information will remain available until the next quarter’s holdings are posted.

51

Financial highlights

Class I shares of the funds have not yet commenced operations as of the date of this Prospectus, and therefore have no financial highlights to report.

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LEGG MASON FUNDS PRIVACY POLICY

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment.

From time to time, we may collect a variety of personal information about you, including:

•	information we receive from you on applications and forms, via the telephone and through our websites;
•	information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and
•	information we receive from consumer reporting agencies

We do not disclose your nonpublic personal information, except as permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions. We may also provide this information to companies that perform services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. We require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

[This page is not part of the Prospectus]

The following additional information about the funds is available upon request and without charge:

Statement of Additional Information (SAI) - The SAI is filed with the SEC and is hereby incorporated by reference into (is considered part of) this Prospectus. The SAI provides further information and additional details about the fund and its policies. The SAI is available free of charge at the funds’ website listed below.

Annual and Semi-Annual Reports - Additional information about the funds' investments is available in the funds’ annual and semi-annual reports to shareholders. In the funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. These reports are available free of charge at the funds’ website listed below.

To request the SAI or any reports to shareholders, or to obtain more information:
Class I Shareholders
Legg Mason Funds P.O. Box 55214 Boston, Massachusetts 02205-8504 1-888-425-6432 http:// www.leggmason.com/individualinvestors

Information about the funds, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the funds is available on the EDGAR database on the SEC's Internet site at www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act File Number: 811-22338

LMFX012001 12/09

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

Legg Mason International Opportunities Bond Fund

Managed by Brandywine Global Investment Management, LLC

Class A Shares, Class C Shares, Class FI Shares, Class I Shares and Class IS Shares

Class	Ticker Symbol
A
C
FI
I
IS

STATEMENT OF ADDITIONAL INFORMATION

December 1, 2009

This statement of additional information (“SAI”) is not a prospectus. It should be read in conjunction with the fund’s Prospectus dated December 1, 2009 which has been filed with the U.S. Securities and Exchange Commission (“SEC”). A copy of the Prospectus or the fund’s annual report may be obtained without charge from the fund’s distributor, Legg Mason Investor Services, LLC (“LMIS”), by calling 1-800-822-5544 (Class A and Class C shares) or 1-877-515-3863 (Class FI, Class I and Class IS shares) or by visiting our website at www.leggmason.com/individualinvestors.

Legg Mason Investor Services, LLC
____________________________________________________________________________________

100 International Drive
P.O. Box 1476
Baltimore, Maryland 21202
1-800 822-5544/1-877-515-3863

Page

Description of the Fund	1
Fund Policies	1
Investment Strategies and Risks	3
Additional Tax Information	27
Additional Purchase and Redemption Information	31
Valuation of Fund Shares	38
Management of the Fund	42
The Fund’s Investment Adviser and Manager	49
Portfolio Transactions and Brokerage	52
The Fund’s Distributor	53
The Trust	55
The Trust’s Custodian and Transfer and Dividend-Disbursing Agent	57
The Trust’s Legal Counsel	58
The Trust's Independent Registered Public Accounting Firm	58
Financial Statements	58
Ratings of Securities	A-1
Proxy Voting Policies	B-1

No person has been authorized to give any information or to make any representations not contained in the Prospectus or this SAI in connection with the offerings made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the fund or its distributor. The Prospectus and this SAI do not constitute offerings by the fund or by the distributor in any jurisdiction in which such offerings may not lawfully be made.

Description of the Fund

Legg Mason Global Asset Management Trust (the “Trust”) is an open-end management investment company that was established as a Maryland business trust on October 7, 2009. Legg Mason International Opportunities Bond Fund (the “fund”) is a separate non-diversified series of the Trust.

Fund Policies

The following information supplements the information concerning the fund’s investment objective, policies and limitations found in the Prospectus.

The fund’s investment objective is to maximize total return consisting of income and capital appreciation. The investment objective is non-fundamental and may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval upon 60 days’ prior written notice to shareholders.

The fund has adopted the following fundamental investment limitations that cannot be changed except by a vote of its shareholders.

1.

Borrowing: The fund may not borrow money, except (1) in an amount not exceeding 33-1/3% of the fund’s total assets (including the amount borrowed) less liabilities (other than borrowings) or (2) by entering into reverse repurchase agreements or dollar rolls;

2.

Underwriting: The fund may not engage in the business of underwriting the securities of other issuers, except as permitted by the Investment Company Act of 1940, as amended (“1940 Act”), and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or SEC staff or to the extent that the fund may be permitted to do so by exemptive order or other relief from the SEC or SEC staff (collectively, “1940 Act Laws, Interpretations and Exemptions”). This restriction does not prevent the fund from engaging in transactions involving the acquisition, disposition or resale of portfolio securities, regardless of whether the fund may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”);

3.

Loans: The fund may not lend money or other assets, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the fund from purchasing debt obligations in pursuit of its investment program, or for defensive or cash management purposes, entering into repurchase agreements, loaning its portfolio securities to financial intermediaries, institutions or institutional investors, or investing in loans, including assignments and participation interests;

4.	Senior Securities: The fund may not issue senior securities, except as permitted under the 1940 Act Laws, Interpretations and Exemptions;

5.

Real Estate: The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from investing in issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein, investing in instruments that are secured by real estate or interests therein, or exercising rights under agreements relating to such securities, including the right to enforce security interests;

6.

Commodities: The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from engaging in transactions involving foreign currency, futures contracts and options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or

1

delayed-delivery basis or other similar financial instruments, or investing in securities or other instruments that are secured by physical commodities;

7.

Concentration: The fund may not make any investment if, as a result, the fund’s investments will be concentrated (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in a particular industry or group of industries. This restriction does not limit the fund’s investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto, or securities of municipal issuers.

With respect to the fundamental policy relating to issuing senior securities set forth in (4) above, “senior securities” are defined as fund obligations that have a priority over the fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act prohibits the fund from issuing senior securities except that the fund may borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose. The fund may also borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by a fund can increase the speculative character of the fund’s outstanding shares through leveraging. Leveraging of the fund’s portfolio through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the fund’s net assets remain the same, the total risk to investors is increased to the extent of the fund’s gross assets. The policy in (4) above will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.

Although not a part of the fund’s fundamental investment limitation on concentration, it is the current position of the SEC staff that a fund’s investments are concentrated in an industry when 25% or more of the fund’s net assets are invested in issuers whose principal business is in that industry.

The foregoing fundamental investment limitations may be changed only by “the vote of a majority of the outstanding voting securities” of the fund, a term defined in the 1940 Act to mean the vote (a) of 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present, or (b) of more than 50% of the outstanding voting securities of the fund, whichever is less.

Non-Diversified Fund. The fund is non-diversified; however, the fund intends to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (“Code”), which requires that the fund, among other things, (1) invest no more than 25% of the value of its total assets in securities of any one issuer, and (2) invest at least 50% of the value of its total assets so that (a) no more than 5% of that value is invested in the securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of any one issuer. These limits do not apply to cash and cash items, U.S. Government securities or securities of other RICs. These requirements must be satisfied at the close of each quarter of the fund’s taxable year. See “Additional Tax Information.”

Unless otherwise stated, the fund’s investment policies and limitations are non-fundamental and may be changed by the Board without shareholder approval. The following are some of the non-fundamental investment limitations that the fund currently observes:

1.	Borrowing: The fund will not borrow for investment purposes in an amount in excess of 5% of its total assets.

2.	Illiquid Securities: The fund may invest up to 15% of its net assets in illiquid securities.

3.

Short Sales: The fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short). This restriction does not prevent the fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other financial instruments.

4.

Margin Purchases: The fund may not purchase securities on margin, except that (1) the fund may obtain such short-term credits as are necessary for the clearance of transactions and (2) the fund may make margin payments in connection with foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other financial instruments.

5.

Investment Companies: The fund may not invest in other registered open-end investment companies and registered unit investment trusts in reliance upon the provisions of subparagraphs (G) or (F) of Section 12(d)(1) of the 1940 Act. The foregoing investment policy does not restrict the fund from (i) acquiring securities of other registered investment companies in connection with a merger, consolidation, reorganization, or acquisition of assets; or (ii) purchasing the securities

2

of registered closed-end investment companies, to the extent permissible under Section 12(d)(1)(G) of the 1940 Act.

Except as otherwise stated, if a fundamental or non-fundamental percentage limitation set forth in the Prospectus or this SAI is complied with at the time an investment is made, a later increase or decrease in percentage resulting from a change in the relevant parameters will not be considered to be outside the limitation. An investment will be deemed to have been made at the time the fund enters into a binding commitment to complete the investment. The fund will monitor the level of borrowing in its portfolio and will make necessary adjustments to maintain the required asset coverage. If, due to subsequent fluctuations in value or any other reasons, the value of the fund’s illiquid securities exceeds the percentage limitation applicable at the time of acquisition, the fund will consider what actions, if any, are necessary to maintain adequate liquidity.

Investment Strategies and Risks

Foreign Securities

Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers and transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation, withholding taxes and limitations on the use or removal of funds or other assets.

The costs associated with investment in foreign issuers, including withholding taxes, brokerage commissions and custodial fees, may be higher than those associated with investment in domestic issuers. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the fund are uninvested and no return can be earned thereon. The inability of the fund to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result in losses to the fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in liability to the purchaser.

Since the fund invests in securities denominated in currencies other than the U.S. dollar and since the fund may hold foreign currencies, the fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in the currency exchange rates may influence the value of the fund's shares, and also may affect the value of dividends and interest earned by the fund and gains and losses realized by the fund. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments, other economic and financial conditions, government intervention, speculation and other factors.

Foreign Currency Exposure

The fund, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies and may temporarily hold uninvested cash in bank deposits in foreign currencies. Accordingly, the strength or weakness of the U.S. dollar against such foreign currencies may account for a substantial part of the fund’s investment

3

performance. The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates, the pace of business activity in other countries and the United States and other economic and financial conditions affecting the world economy.

A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the fund’s holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the fund’s net asset value (“NAV”) and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the fund. Moreover, if the value of the foreign currencies in which the fund receives its income falls relative to the U.S. dollar between receipt of the income and its conversion to U.S. dollars, the fund may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. dollars to meet distribution requirements.

FOREIGN CURRENCY HEDGING STRATEGIES –– SPECIAL CONSIDERATIONS. The fund may use options and futures contracts on foreign currencies (including the euro), as described above and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which that fund’s securities are denominated or to attempt to enhance the fund’s return or yield. Currency hedges can protect against price movements in a security that the fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

The fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments (as defined below) on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the fund’s adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, the fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

FORWARD CURRENCY CONTRACTS. The fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency.  A

4

forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long hedges; for example, the fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the fund intends to acquire. Forward currency contract transactions may also serve as short hedges; for example, the fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security, dividend or interest payment denominated in a foreign currency.

The fund may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the fund owned securities denominated in euros, it could enter into a forward currency contract to sell euros in return for U.S. dollars to hedge against possible declines in the euro’s value. Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The fund could also hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated. The fund could, in fact, lose money on both legs of the hedge, i.e., between the euro and proxy currency, and between the proxy currency and the dollar.

The fund also may use forward currency contracts to attempt to enhance return or yield. The fund could use forward currency contracts to increase its exposure to foreign currencies that the fund’s adviser believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if the fund owned securities denominated in a foreign currency and the fund’s adviser believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency.

The cost to the fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, parties to forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in an account.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the fund might need

5

 to purchase or sell foreign currencies in the spot (i.e., cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Successful use of forward currency contracts depends on an adviser’s skill in analyzing and predicting currency values. Forward currency contracts may substantially change the fund’s exposure to changes in currency exchange rates and could result in losses to the fund if currencies do not perform as the fund’s adviser anticipates. There is no assurance that an adviser’s use of forward currency contracts will be advantageous to the fund or that the adviser will hedge at an appropriate time.

Debt Securities

The fund may invest in the debt securities of governmental or corporate issuers. Corporate debt securities may pay fixed or variable rates of interest. These securities may be convertible into preferred or common equity, or may be bought as part of a unit containing common stock.

The prices of debt securities fluctuate in response to perceptions of the issuer’s creditworthiness and also tend to vary inversely with market interest rates. The value of such securities is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of these investments is likely to rise. The longer the time to maturity the greater are such variations. When interest rates are flat, shorter maturity portfolios generally will not generate as high a level of total return as longer maturity portfolios (assuming that long-term interest rates are higher than short-term, which is commonly the case).

Many fixed income securities, especially those issued at high interest rates, provide that the issuer may repay them early. Issuers often exercise this right when interest rates are low. Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed income securities experience when rates decline. Furthermore, the fund reinvests the proceeds of the payoff at current yields, which are lower than those paid by the security that was paid off.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.

The fund may purchase debt securities from the issuers or may purchase participation interests in pools of these obligations from banks or other financial institutions. Variable and floating rate obligations usually carry demand features that permit the fund to sell the obligations back to the issuers or to financial intermediaries at par value plus accrued interest upon short notice at any time or prior to specific dates. The inability of the issuer or financial intermediary to repurchase an obligation on demand could affect the liquidity of the fund’s portfolio. Frequently, obligations with demand features are secured by letters of credit or comparable guarantees. Floating and variable rate obligations which do not carry unconditional demand features that can be exercised within seven days or less are deemed illiquid unless the Board determines otherwise. The fund’s investment in illiquid floating and variable rate obligations would be limited to the extent that it is not permitted to invest more than 15% of the value of its net assets in illiquid investments.

Fixed income securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the agencies issuing them and are not absolute guarantees as to quality.

6

Generally, debt securities rated below BBB by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or below Baa by Moody’s Investors Service, Inc. ("Moody's"), and unrated securities of comparable quality, are considered below investment grade, but offer a higher current yield than that provided by higher grade issues, but also involve higher risks. Such securities are commonly referred to as “junk bonds.” Debt securities rated C by Moody’s and S&P are bonds on which no interest is being paid and that can be regarded as having extremely poor prospects of ever attaining any real investment standing. However, debt securities, regardless of their ratings, generally have a higher priority in the issuer’s capital structure than do equity securities. The ratings of S&P and Moody’s represent the opinions of those agencies. Such ratings are relative and subjective, and are not absolute standards of quality. Unrated debt securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. A description of the ratings assigned to corporate debt obligations by Moody's and S&P is included in Appendix A.

If securities are rated investment grade by one rating organization and below investment grade by others, the fund’s investment adviser may rely on the rating that it believes is more accurate and may consider the instrument to be investment grade. The fund’s adviser will consider a security’s quality and credit rating when determining whether such security is an appropriate investment. Subject to its investment objective, policies and applicable law, the fund may purchase a security with the lowest rating.

In addition to ratings assigned to individual bond issues, the adviser will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds and other debt securities in which the fund invests are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial conditions of the issuer, the size of the offering, the maturity of the obligation and its rating. There may be a wide variation in the quality of bonds, both within a particular classification and between classifications. A bond issuer’s obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of bond issuers to meet their obligations for the payment of principal and interest. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) are analyzed by the fund’s adviser to determine, to the extent possible, that the planned investment is sound.

If an investment grade security purchased by the fund is subsequently given a rating below investment grade, the adviser will consider that fact in determining whether to retain that security in the fund's portfolio, but is not required to dispose of it.

RISKS OF LOWER-RATED SECURITIES. A lower-rated debt security may be callable, i.e., subject to redemption at the option of the issuer at a price established in the security’s governing instrument. If a debt security held by the fund is called for redemption, the fund will be required to permit the issuer to redeem the security or sell it to a third party. Either of these actions could have an adverse effect on the fund’s ability to achieve its investment objective because, for example, the fund may be able to reinvest the proceeds only in securities with lower yields or may receive a price upon sale that is lower than it would have received in the absence of the redemption. If the fund experiences unexpected net redemptions, it may be forced to sell its higher-rated securities, resulting in a decline in the overall credit quality of the fund’s investment portfolio and increasing the exposure of the fund to the risks of lower-rated securities.

At certain times in the past, the prices of many lower-rated securities declined, indicating concerns that issuers of such securities might experience financial difficulties. At those times, the yields on lower-rated securities rose dramatically, reflecting the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default. There can be no assurance that such declines will not recur.

The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold, and may make it difficult for the fund to obtain market quotations daily. If market quotations are not available, these

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securities will be valued by a method that the Board believes accurately reflects fair value. Judgment may play a greater role in valuing lower-rated debt securities than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

Although the prices of lower-rated bonds are generally less sensitive to interest rate changes than are higher-rated bonds, the prices of lower-rated bonds may be more sensitive to adverse economic changes and developments regarding the individual issuer. When economic conditions appear to be deteriorating, medium- to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of the prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for lower-rated securities and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. Lower-rated securities are especially affected by adverse changes in the industries in which the issuers are engaged and by changes in the financial condition of the issuers. Highly leveraged issuers may also experience financial stress during periods of rising interest rates. In addition, the secondary market for lower-rated securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the fund could find it more difficult to sell these securities without adversely affecting the market price, or may be able to sell the securities only at prices lower than if such securities were widely traded.

Short-Term Corporate Debt Securities and Short-Term Instruments

Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business and statutory trusts, in order to finance their short-term credit needs. Corporate debt securities include commercial paper, which consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The fund may invest in foreign corporate debt securities denominated in U.S. dollars or foreign currencies. Foreign debt securities include Yankee dollar obligations (U.S. dollar denominated securities issued by foreign corporations and traded on U.S. markets) and Eurodollar obligations (U.S. dollar denominated securities issued by foreign corporations and traded on foreign markets).

The fund also may invest in commercial paper issued in bearer form by banks or bank holding companies and finance companies. The fund may purchase commercial paper issued pursuant to the private placement exemption in Section 4(2) of the 1933 Act. Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. The fund may or may not regard such securities as illiquid, depending on the circumstances of each case.

Bank obligations in which the fund may invest include certificates of deposit, bankers’ acceptances and time deposits in U.S. banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System, are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. The fund also may invest in certificates of deposit of savings and loan associations (Federally or state chartered and federally insured) having total assets in excess of $1 billion. A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a specified interest rate. Certificates of deposit are negotiable short-term obligations issued by banks against funds deposited in the issuing institution. The interest rate on some certificates of deposit is periodically adjusted prior to the stated maturity, based upon a specified market rate. While domestic bank deposits are insured by an agency of

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the U.S. Government, the fund will generally assume positions considerably in excess of the insurance limits.

The fund may invest in obligations of domestic or foreign branches of foreign banks and foreign branches of domestic banks. These investments involve risks that are different from investments in securities of domestic branches of domestic banks. These risks include seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect the payment of principal or interest on the bank obligations held by the fund. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Sovereign Debt

Investments in debt securities issued by foreign governments and their political subdivisions or agencies (“Sovereign Debt”) involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, and the fund may have limited legal recourse in the event of a default.

Sovereign Debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore somewhat diminished. Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance. Also, holders of commercial bank debt issued by the same sovereign entity may contest payments to the holders of Sovereign Debt in the event of default under commercial bank loan agreements.

A sovereign debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Increased protectionism on the part of a country’s trading partners or political changes in those countries, could also adversely affect its exports. Such events could diminish a country’s trade account surplus, if any, or the credit standing of a particular local government or agency.

The ability of some sovereign debtors to repay their obligations may depend on the timely receipt of assistance from international agencies or other governments, the flow of which is not assured. The willingness of such agencies to make these payments may depend on the sovereign debtor’s willingness to institute certain economic changes, the implementation of which may be politically difficult.

The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect the fund’s investments. Political changes or a deterioration of a country’s domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While the adviser endeavors to manage investments in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the fund to suffer a loss of interest or principal on any of its holdings.

Preferred Stock

Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer’s assets, but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer’s creditworthiness

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than are the prices of debt securities. Under normal circumstances, preferred stock does not carry voting rights.

Convertible Securities

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield of nonconvertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities, but rank senior to common stock in a corporation’s capital structure.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege, and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that nonconvertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument, which may be less than the ultimate conversion or exchange value.

Many convertible securities are rated below investment grade or, if unrated, are considered of comparable quality by the adviser.

The fund has no current intention of converting or exchanging any convertible securities it may own into equity or holding them as equity upon conversion or exchange, although it may do so for temporary purposes. If a convertible security held by the fund is called for redemption, the fund will be required to convert or exchange it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the fund’s ability to achieve its objective.

Zero Coupon and Pay-In-Kind Bonds

Corporate debt securities and municipal obligations include so-called “zero coupon” bonds and “pay-in-kind” bonds. Zero coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero coupon and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which make regular payments of interest. Both of these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds which make regular payments of interest. Even though zero coupon and pay-in-kind bonds do not pay current interest in cash, the fund is required to accrue interest income on such investments and may be required to distribute that income at least annually to shareholders. Thus, the fund could be required at times to liquidate other investments in order to satisfy its dividend requirements.

Fixed income Securities Issued by Supranational Organizations

The fund may invest in fixed income securities issued by supranational organizations. Supranational organizations are entities designated or supported by a government or governmental group to promote economic development. Included among these organizations are the Asian Development Bank, the European Community, the European Investment Bank, the Inter-American Development Bank, the International Monetary Fund, the United Nations, the World Bank and the European Bank for Reconstruction and Development. Supranational organizations have no taxing authority and are

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dependent on their members for payments of interest and principal. Further, the lending activities of such entities are limited to a percentage of their total capital, reserves and net income.

Indexed Securities

The fund may purchase various fixed income and debt securities whose principal value or rate of return is linked or indexed to relative exchange rates among two or more currencies, or linked to commodities prices or other financial indicators. Such securities may be more volatile than the underlying instruments, resulting in a leveraging effect on the fund. The value of such securities may fluctuate in response to changes in the index, market conditions and the creditworthiness of the issuer. These securities may vary directly or inversely with the underlying instruments. The value of such securities may change significantly if their principal value or rate of return is linked or indexed to relative exchange rates involving a foreign currency for which there is not a readily available market.

Inflation-Indexed Securities

The fund may invest in inflation-indexed bonds, which are freely transferable fixed income securities that are structured to provide protection against inflation. The principal or interest components of an inflation-indexed bond are adjusted periodically according to the general movements of inflation in the country of issue.

Inflation-indexed bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

Foreign Currency Exchange-Related Securities and Warrants

Foreign currency warrants entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) that is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk that is inherent in the international fixed income/debt marketplace. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction.

Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.

The expiration date of the warrants may be accelerated if the warrants are delisted from an exchange or if their trading is suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants) and, in the case where the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by the OCC, the terms of foreign currency warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public

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offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political and economic factors.

Mortgage-Related Securities

Mortgage-related securities (“Pass-Throughs”) provide capital for mortgage loans made to residential homeowners, including securities which represent interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as the fund) by various governmental, government-related and private organizations, such as dealers. The market value of mortgage-related securities will fluctuate as a result of changes in interest rates and mortgage rates. In addition to fixed-rate, fixed-term mortgages, the fund may purchase pools of variable rate mortgages, growing-equity mortgages, graduated-payment mortgages and other types of mortgages.

Interests in pools of mortgage loans generally provide a monthly payment which consists of both interest and principal payments. In effect these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities are described as “modified pass-through” because they entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether the mortgagor actually makes the payment.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, such as dealers, create pass-through pools of conventional residential mortgage loans. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments with respect to such pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. There can be no assurance that the private insurers can meet their obligations under the policies. The fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the persons creating the pools, the adviser determines that the securities are appropriate investments for the fund.

Another type of security representing an interest in a pool of mortgage loans is known as a collateralized mortgage obligation (“CMO”). CMOs represent interests in a short-term, intermediate-term or long-term portion of a mortgage pool. Each portion of the pool receives monthly interest payments, but the principal repayments pass through to the short-term CMO first and the long-term CMO last. A CMO permits an investor to more accurately predict the rate of principal repayments. CMOs are issued by private issuers, such as broker/dealers and government instrumentalities. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage-backed securities. In addition, in the event of a bankruptcy or other default of a broker who issued the CMO, the fund could experience both delays in liquidating its position and losses. The fund may invest in CMOs in any rating category of the recognized rating services and may invest in unrated CMOs.

The fund also may invest in stripped mortgage-backed securities, which are classes of mortgage-backed securities that receive different proportions of interest and principal distributions from an underlying pool of mortgage assets. These securities are more sensitive to changes in prepayment and interest rates and the market for them is less liquid than is the case for traditional mortgage-backed and other debt securities. A common type of stripped mortgage-backed security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all

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of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity of an IO class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the fund purchases an IO and the underlying principal is repaid faster than expected, the fund will recoup less than the purchase price of the IO, even one that is highly rated. Extensions of maturity resulting from increases of market interest rates may have an especially pronounced effect on POs. Most IOs and POs are regarded as illiquid and will be included in the fund’s 15% limit on illiquid securities.

The fund’s adviser expects that governmental, government-related or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be second mortgages or alternative mortgage instruments (for example, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term, fixed-rate mortgages). As new types of mortgage-related securities are developed and offered to investors, the adviser will, consistent with the fund’s investment objective and policies, consider making investments in such new types of securities. The Prospectus will be amended with any necessary additional disclosure prior to the fund’s investing in such securities.

The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, the fund may experience a loss (if the price at which the respective security was acquired by the fund was at a premium over par, which represents the price at which the security will be redeemed upon prepayment) or a gain (if the price at which the respective security was acquired by the fund was at a discount from par). In addition, prepayments of such securities held by the fund will reduce the share price of the fund to the extent the market value of the securities at the time of prepayment exceeds their par value, and will increase the share price of the fund to the extent the par value of the securities exceeds their market value at the time of prepayment. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates.

Although the market for mortgage-related securities issued by private organizations is becoming increasingly liquid, such securities may not be readily marketable. The fund will not purchase mortgage-related securities for which there is no established market (including CMOs and direct investments in mortgages as described below) or any other investments which the subadviser deems to be illiquid pursuant to criteria established by the Board if, as a result, more than 15% of the value of the fund’s net assets would be invested in such illiquid securities and investments.

Asset-Backed Securities

Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. The value of such securities partly depends on loan repayments by individuals, which may be adversely affected during general downturns in the economy. Like mortgage-related securities, asset-backed securities are subject to the risk of prepayment. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities, however, is greater than in the case of mortgage-backed securities.

Forward Commitments

The fund may enter into commitments to purchase securities on a “forward commitment” basis, including purchases on a “when-issued,” a “delayed-delivery” or a “to be announced” basis. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and

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payment for the securities takes place at a later date. The fund may sell the securities subject to a forward commitment purchase, which may result in a gain or a loss. When the fund purchases securities on a forward commitment basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Purchases of forward commitments also involve a risk of loss if the seller fails to deliver after the value of the securities has risen.

The fund may also enter into a forward commitment to sell only those securities it owns and will do so only with the intention of actually delivering the securities. In a forward sale, the fund does not participate in gains or losses on the security occurring after the commitment date. The fund’s custodian will place the securities in a separate account. Forward commitments to sell securities involve a risk of loss if the buyer fails to take delivery after the value of the securities has declined.

To limit the amount of leverage from forward commitment transactions, the fund will segregate cash or other appropriate liquid securities (or designate these assets on its books as segregated) with a value at least equal to the fund’s obligation under the transactions.

Illiquid Investments and Restricted Securities

The fund may invest up to 15% of its net assets in illiquid investments. For this purpose, “illiquid investments” are those that cannot be sold or otherwise disposed of within seven days for approximately the price at which the fund values the security. Illiquid investments may include repurchase agreements with terms of greater than seven days, restricted securities other than those the fund’s adviser has determined are liquid pursuant to guidelines established by the Board and securities involved in swap, cap, floor and collar transactions, and over-the-counter (“OTC”) options and their underlying collateral. Due to the absence of an active trading market, the fund may have difficulty valuing or disposing of illiquid investments promptly. Judgment plays a greater role in valuing illiquid investments than those for which a more active market exists.

Restricted securities may be sold only in privately negotiated transactions, pursuant to a registration statement filed under the 1933 Act or pursuant to an exemption from registration, such as Rule 144 or Rule 144A under the 1933 Act. The fund may be required to pay part or all of the costs of such registration, and a considerable period may elapse between the time a decision is made to sell a restricted security and the time the registration statement becomes effective.

SEC regulations permit the sale of certain restricted securities to qualified institutional buyers. The adviser to the fund, acting pursuant to guidelines established by the Board, may determine that certain restricted securities qualified for trading on this market are liquid. If qualified institutional investors become uninterested in this market for a time, restricted securities in the fund's portfolio may adversely affect the fund's liquidity.

The assets used as cover for OTC options written by the fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Senior Securities

The 1940 Act prohibits the issuance of senior securities by a registered open-end fund with one exception. The fund may borrow from banks provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings of the fund. The fund’s non-bank borrowings for temporary purposes only, in an amount not exceeding 5% of the value of the total assets of the fund at the time the borrowing is made, are not deemed to be an issuance of a senior security.

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There are various investment techniques that may give rise to an obligation of the fund to make a future payment, about which the SEC has stated it would not raise senior security concerns, provided the fund complies with SEC guidance regarding cover for these investment techniques. Such investment techniques include, among other things, when-issued securities, futures and forward contracts, short-options positions and repurchase agreements.

Securities of Other Investment Companies

The fund may invest in the securities of other investment companies, including open-end mutual funds, closed-end funds, unit investment trusts, private investment companies and offshore investment companies. An investment in an investment company involves risks similar to those of investing directly in the investment company’s portfolio securities, including the risk that the value of the portfolio securities may fluctuate in accordance with changes in the financial condition of their issuers, the value of stocks and other securities generally, and other market factors.

In addition, investing in the securities of other investment companies involves certain other risks, costs and expenses for the fund. If the fund invests in another investment company, the fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company, which are in addition to the advisory fees and other operational expenses incurred by the fund. In addition, the fund could incur a sales charge in connection with purchasing an investment company security or a redemption fee upon the redemption of such security. An investment in the shares of a closed-end investment company may also involve the payment of a substantial premium over, while sales of such shares may be made at a substantial discount from, the NAV of the issuer’s portfolio securities.

The fund may also invest in the securities of private investment companies, including “hedge funds.” As with investments in other investment companies, if the fund invests in a private investment company, the fund will be charged its proportionate share of the advisory fees including incentive compensation and other operating expenses of such company. These fees, which can be substantial, would be in addition to the advisory fees and other operating expenses incurred by the fund. In addition, private investment companies are not registered with the SEC and may not be registered with any other regulatory authority. Accordingly, they are not subject to certain regulatory requirements and oversight to which registered issuers are subject. There may be very little public information available about their investments and performance. Moreover, because sales of shares of private investment companies are generally restricted to certain qualified purchasers, such shares may be illiquid and it could be difficult for the fund to sell its shares at an advantageous price and time. Finally, because shares of private investment companies are not publicly traded, a fair value for the fund’s investment in these companies typically will have to be determined under policies approved by the Board.

The 1940 Act provides that a fund may not purchase or otherwise acquire the securities of other “registered investment companies” (as defined in the 1940 Act) if, as a result of such purchase or acquisition, it would own: (i) more than 3% of the total outstanding voting stock of the acquired investment company; (ii) securities issued by any one investment company having a value in excess of 5% of the fund’s total assets; or (iii) securities issued by all investment companies having an aggregate value in excess of 10% of the fund’s total assets. Certain exceptions may be available from these limits such as when the fund invests in an exchange-traded fund or a money-market fund.

The fund will invest in the securities of other investment companies, including private investment companies, when, in the adviser’s judgment, the potential benefits of the investment justify the expense and risk of investing in such investment companies.

Securities of Exchange-Traded Funds

The fund may invest in the securities of exchange-traded funds (“ETFs”). ETFs are ownership interests in unit investment trusts, depositary receipts and other pooled investment vehicles that are traded on an exchange and that hold a portfolio of securities or other financial instruments (the

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“Underlying Assets”). The Underlying Assets are typically selected to correspond to the securities that comprise a particular broad based, sector or international index, or to provide exposure to a particular industry sector or asset class. Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are designed to be traded throughout the trading day, bought and sold based on market prices rather than NAV. Shares can trade at either a premium or discount to NAV. The portfolios held by ETFs are publicly disclosed on each trading day and an approximation of actual NAV is disseminated throughout the trading day. Because of this transparency, the trading prices of ETFs tend to closely track the actual NAV of the Underlying Assets and the fund will generally gain or lose value depending on the performance of the Underlying Assets.  In the future, as new products become available, the fund may invest in ETFs that do not have this same level of transparency and, therefore, may be more likely to trade at a larger discount or premium to actual NAVs. Gains or losses on the fund’s investment in ETFs will ultimately depend on the purchase and sale price of the ETF.

An investment in an ETF involves risks similar to investing directly in the Underlying Assets, including the risk that the value of the Underlying Assets may fluctuate in accordance with changes in the financial condition of their issuers, the value of securities and other financial instruments generally, and other market factors.

The performance of an ETF will be reduced by transaction and other expenses, including fees paid by the ETF to service providers. Investors in ETFs are eligible to receive their portion of income, if any, accumulated on the securities held in the portfolio, less fees and expenses of the ETF.

If an ETF is a registered investment company (as defined in the 1940 Act), the limitations applicable to the fund’s ability to purchase securities issued by other investment companies will apply.

Repurchase Agreements

When cash is temporarily available, or for temporary defensive purposes, the fund may invest without limit in repurchase agreements and money market instruments, including high-quality short-term debt securities. A repurchase agreement is an agreement under which high-quality liquid debt securities are acquired from a securities dealer or bank subject to resale at an agreed-upon price and date. The securities are held for the fund by a custodian bank as collateral until resold and will be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. The fund bears a risk of loss if the other party to a repurchase agreement defaults on its obligations and the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, which may decline in value in the interim. The fund will enter into repurchase agreements only with financial institutions determined by its adviser to present minimal risk of default during the term of the agreement.

Repurchase agreements are usually for a term of one week or less, but may be for longer periods. Repurchase agreements maturing in more than seven days may be considered illiquid. To the extent that proceeds from any sale of collateral securities upon a default of the obligation to repurchase were less than the repurchase price, the fund might suffer a loss. If bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the fund could be delayed or limited.

When the fund enters into a repurchase agreement, it will obtain as collateral from the other party securities equal in value to at least the repurchase amount including the interest factor. Such securities will be held for the fund by a custodian bank or an approved securities depository or book-entry system.

In determining its status as a diversified fund, the fund, in accordance with SEC rules and staff positions, considers investment in a fully collateralized repurchase agreement to be equivalent to investment in the collateral.

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Reverse Repurchase Agreements

The fund may enter into reverse repurchase agreements. A reverse repurchase agreement has the characteristics of a secured borrowing by the fund and creates leverage in the fund’s portfolio. In a reverse repurchase transaction, the fund sells a portfolio instrument to another person, such as a financial institution or broker/dealer, in return for cash. At the same time, the fund agrees to repurchase the instrument at an agreed-upon time and at a price that is greater than the amount of cash that the fund received when it sold the instrument, representing the equivalent of an interest payment by the fund for the use of the cash. During the term of the transaction, the fund will continue to receive any principal and interest payments (or the equivalent thereof) on the underlying instruments.

The fund may engage in reverse repurchase agreements as a means of raising cash to satisfy redemption requests or for other temporary or emergency purposes. Unless otherwise limited in the Prospectus or this SAI, the fund may also engage in reverse repurchase agreements to the extent permitted by its fundamental investment policies in order to raise additional cash to be invested by the fund’s portfolio managers in other securities or instruments in an effort to increase the fund’s investment returns.

During the term of the transaction, the fund will remain at risk for any fluctuations in the market value of the instruments subject to the reverse repurchase agreement as if it had not entered into the transaction. When the fund reinvests the proceeds of a reverse repurchase agreement in other securities, the fund will also be at risk for any fluctuations in the market value of the securities in which the proceeds are invested. Like other leveraging risks, this makes the value of an investment in the fund more volatile and increases the fund’s overall investment exposure. In addition, if the fund’s return on its investment of the proceeds of the reverse repurchase agreement does not equal or exceed the implied interest that it is obligated to pay under the reverse repurchase agreement, engaging in the transaction will lower the fund’s return.

When the fund enters into a reverse repurchase agreement, it is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent or otherwise default on its obligations to the fund. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the fund’s exercising its rights under the agreement, or those rights may be limited by other contractual agreements or obligations or by applicable law.

In addition, the fund may be unable to sell the instruments subject to the reverse repurchase agreement at a time when it would be advantageous to do so, or may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to its obligations under a reverse repurchase agreement. This could adversely affect the portfolio managers’ strategy and result in lower fund returns. At the time the fund enters into a reverse repurchase agreement, the fund is required to set aside cash or other appropriate liquid securities in the amount of the fund’s obligation under the reverse repurchase agreement or take certain other actions in accordance with SEC guidelines, which may affect the fund’s liquidity and ability to manage its assets. Although complying with SEC guidelines would have the effect of limiting the amount of fund assets that may be committed to reverse repurchase agreements and other similar transactions at any time, it does not otherwise mitigate the risks of entering into reverse repurchase agreements.

The fund will not engage in reverse repurchase agreements if its total borrowings exceed 33-1/3% of its total assets.

Dollar Rolls

The fund may enter into dollar roll transactions in which the fund sells a fixed income security for delivery in the current month and simultaneously contracts to purchase substantially similar (same type, coupon and maturity) securities at an agreed upon future time. By engaging in a dollar roll transaction, the fund forgoes principal and interest paid on the security that is sold, but receives the difference

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between the current sales price and the forward price for the future purchase. The fund would also be able to invest the proceeds of the securities sold.

When the fund reinvests the proceeds of a dollar roll in other securities, any fluctuations in the market value of either the securities transferred to another party (in the case of a reverse repurchase agreement) the securities purchased for future delivery (in the case of a dollar roll) or the securities in which the proceeds are invested (in either case) would affect the market value of the fund’s assets. As a result, such transactions could increase fluctuation in the fund’s NAV. If the fund reinvests the proceeds of the dollar roll at a rate lower than the cost of the dollar roll, engaging in the dollar roll will lower the fund’s yield.

To avoid potential leveraging effects of dollar rolls, the fund will segregate cash or other appropriate liquid securities with a value at least equal to the fund’s obligation under the dollar rolls.

Options, Futures and Other Strategies

GENERAL. The fund may invest in certain options, futures contracts (sometimes referred to as “futures”), options on futures contracts, forward currency contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments (collectively, “Financial Instruments”) to attempt to enhance its income or yield, as a substitute for investing directly in a security or other asset, or to attempt to hedge its investments. The strategies described below may be used in an attempt to manage the fund’s foreign currency exposure (including exposure to the euro) as well as other risks of the fund’s investments that can affect its NAV. The fund’s adviser may determine not to hedge particular risks, and the fund may be completely unhedged at any point in time. The fund may utilize futures contracts and options to a limited extent. Specifically, the fund may enter into futures contracts and related options provided that not more than 15% of its net assets are required as a futures contract deposit and/or premium. Because of the leverage that may be provided to the fund, investments in Financial Instruments may be more volatile than a direct investment in the underlying security or other asset.

As an operating policy, the fund will only purchase or sell a particular Financial Instrument if the fund is authorized to invest in the type of asset by which the return on, or value of, the Financial Instrument is primarily measured. Since the fund is authorized to invest in foreign securities, the fund may purchase and sell foreign currency (including euro) derivatives.

Hedging strategies can be broadly categorized as “short hedges” and “long hedges.” A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the fund’s portfolio. Thus, in a short hedge the fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the fund intends to acquire. Thus, in a long hedge, the fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the fund does not own a corresponding security and, therefore, the transaction does not relate to a security the fund owns. Rather, it relates to a security that the fund intends to acquire. If the fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the fund’s portfolio is the same as if the transaction were entered into for speculative purposes.

Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that the fund owns or intends to acquire. Financial Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which the fund has invested or expects to invest. Financial Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

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The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the “CFTC”). In addition, the fund’s ability to use Financial Instruments may be limited by tax considerations. See “Additional Tax Information.”

The fund is operated by persons who have claimed an exclusion, granted to operators of registered investment companies like the fund, from registration as a “commodity pool operator” with respect to the fund under the Commodity Exchange Act, and therefore, are not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

In addition to the instruments, strategies and risks described below, the adviser expects to discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as the adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The adviser may utilize these opportunities to the extent that they are consistent with the fund’s investment objective and permitted by its investment limitations and applicable regulatory authorities. The fund might not use any of these strategies, and there can be no assurance that any strategy used will succeed. The fund’s Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

SPECIAL RISKS. The use of Financial Instruments involves special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1)     Successful use of most Financial Instruments depends upon an adviser’s ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

(2)     There might be an imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

Because there is a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the fund’s current or anticipated investments exactly. The fund may invest in options and futures contracts based on securities with different issuers, maturities or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the fund’s other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the fund’s investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from the imposition of daily price fluctuation limits or trading halts. The fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract

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and the securities, although this may not be successful in all cases. If price changes in the fund’s options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

(3)     If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the fund entered into a short hedge because its adviser projected a decline in the price of a security in the fund’s portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either such case, the fund would have been in a better position had it not attempted to hedge at all.

(4)    As described below, the fund might be required to maintain segregated assets as “cover,” or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If the fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time.

(5)     The fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the fund.

COVER. Transactions using Financial Instruments, other than purchased options, expose the fund to an obligation to another party. The fund will not enter into any such transactions unless it owns either (1) an offsetting (“covering”) position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets held in a segregated account, or designated on the fund’s books as segregated for this purpose, with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, segregate cash or liquid assets in the prescribed amount as determined daily.

Assets used as cover cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the fund’s assets for cover or segregation could impede portfolio management or the fund’s ability to meet redemption requests or other current obligations.

OPTIONS. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable the fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the fund would suffer a loss.

Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be

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expected that the option will be exercised and the fund will be obligated to sell the security or currency at less than its market value. If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under “Illiquid Investments and Restricted Securities.”

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the fund will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under “Illiquid Investments and Restricted Securities.”

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

The fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the fund to realize profits or limit losses on an option position prior to its exercise or expiration.

A type of put that the fund may purchase is an “optional delivery standby commitment,” which is entered into by parties selling debt securities to the fund. An optional delivery standby commitment gives the fund the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

The fund may purchase and write covered straddles on securities, currencies or bond indices. A long straddle is a combination of a call and a put option purchased on the same security, index or currency where the exercise price of the put is less than or equal to the exercise price of the call. The fund would enter into a long straddle when its adviser believes that it is likely that interest rates or currency exchange rates will be more volatile during the term of the options than the option pricing implies. A short straddle is a combination of a call and a put written on the same security, index or currency where the exercise price of the put is less than or equal to the exercise price of the call. In a covered short straddle, the same issue of security or currency is considered cover for both the put and the call that the fund has written. The fund would enter into a short straddle when the adviser believes that it is unlikely that interest rates or currency exchange rates will be as volatile during the term of the options as the option pricing implies. In such cases, the fund will segregate cash and/or appropriate liquid securities equivalent in value to the amount, if any, by which the put is “in-the-money,” that is, the amount by which the exercise price of the put exceeds the current market value of the underlying security. Straddles involving currencies are subject to the same risks as other foreign currency options.

RISKS OF OPTIONS ON SECURITIES. Options offer large amounts of leverage, which will result in the fund’s NAV being more sensitive to changes in the value of the related instrument. The fund may purchase or write both exchange-traded and OTC options. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

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The fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the fund might be unable to close out an OTC option position at any time prior to its expiration.

If the fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the fund could leave the fund unable to prevent material losses because the fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDICES. Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When the fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total dollar value for each point of such difference. When the fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the fund’s exercise of the put, to deliver to the fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

RISKS OF OPTIONS ON INDICES. The risks of investment in options on indices may be greater than options on securities. Because index options are settled in cash, when the fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the “timing risk” inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the fund as the call writer will not learn that the fund has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer’s obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding

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decline in the value of its portfolio. This “timing risk” is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Assets used as cover for OTC options may be considered illiquid as described under “Illiquid Investments and Restricted Securities.”

European-style options are only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

In addition, futures strategies can be used to manage the average duration of the fund’s fixed income portfolio. If an adviser wishes to shorten the average duration of the fund’s fixed income portfolio, the fund may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If an adviser wishes to lengthen the average duration of the fund’s fixed income portfolio, the fund may buy a debt futures contract or a call option thereon, or sell a put option thereon.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action. Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor.

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Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking-to-market.” Variation margin does not involve borrowing, but rather represents a daily settlement of the fund’s obligations to or from a futures broker. When the fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when the fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to segregate cash or securities (or designate these assets on its books as segregated).

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by an adviser may still not result in a successful transaction. An adviser may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

INDEX FUTURES. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of the hedge increases as the composition of the fund’s portfolio diverges from the securities included in the applicable index. The price of the index futures may move more than or less than the price of the securities being hedged. If the price of the index futures moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the fund will experience either a loss or a gain on the futures contract that will not be completely offset by

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movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures, the fund may buy or sell index futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where the fund has sold index futures contracts to hedge against decline in the market, the overall market may advance and the value of the particular securities held in the portfolio may decline. If this occurred, the fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices on which the futures contracts are based.

Where index futures are purchased to hedge against a possible increase in the price of securities before the fund is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the fund then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

* * * * *

To the extent that the fund enters into futures contracts, options on futures contracts and/or options on foreign currencies traded on a CFTC-regulated exchange that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are “in-the-money” at the time of purchase) may not exceed 5% of the liquidation value of the fund’s portfolio, after taking into account unrealized profits and unrealized losses on any contracts the fund has entered into. (In general, a call option on a futures contract is “in-the-money” if the value of the underlying futures contract exceeds the strike, i.e., exercise, price of the call; a put option on a futures contract is “in-the-money” if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of the fund’s assets that are at risk in futures contracts, options on futures contracts and currency options.

COMBINED POSITIONS. The fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of its overall position. For example, the fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

TURNOVER. The fund’s options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by the fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once the fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by the fund may also cause the sale of related investments, also increasing turnover; although such exercise is within the fund’s control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. The fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

SWAPS, CAPS, FLOORS AND COLLARS. The fund may enter into swaps, caps, floors and collars to preserve a return or a spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the fund anticipates purchasing at a later date or to attempt to enhance yield. A swap involves the exchange by the fund with another party of their respective

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commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of buying a cap and a floor.

Swap agreements, including caps, floors and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the overall volatility of the fund’s investments and its share price and yield because, and to the extent, these agreements affect the fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage-backed security values, corporate borrowing rates or other factors such as security prices or inflation rates.

Swap agreements will tend to shift the fund’s investment exposure from one type of investment to another. For example, if the fund agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options.

The creditworthiness of firms with which the fund enters into swaps, caps, floors or collars will be monitored by its adviser. If a firm’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. Changing conditions in a particular market area, such as those recently experienced in the subprime mortgage market, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of the counterparty. For example, the counterparty may have experienced losses as a result of its exposure to the subprime market that adversely affect its creditworthiness. If a default occurs by the other party to such transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

The net amount of the excess, if any, of the fund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the fund’s custodian that satisfies the requirements of the 1940 Act. The fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the fund. The adviser and the fund believe that such covered obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the fund’s restrictions on borrowing or senior securities. The fund understands that the position of the SEC is that assets involved in swap transactions are illiquid and are, therefore, subject to the limitations on investing in illiquid investments. See “Illiquid Investments and Restricted Securities.”

Recent Market Events

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the economy at large. Both domestic and international equity and fixed income markets have been experiencing heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. It is uncertain how long these conditions will continue.

These recent market conditions have resulted in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. As a result, the values of many types of securities have been reduced, including, but not limited to, mortgage-backed, asset-backed and corporate debt securities.

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Mortgage-backed securities have been especially affected by these recent market events. Since 2008, the market for mortgage-related securities experienced substantially, often dramatically, lower valuations and greatly reduced liquidity. Markets for other asset-backed securities have also been affected. In the mortgage sector, there have been rising delinquency rates. These defaults have caused unexpected losses for loan originators and certain lenders. Traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. Illiquid investments may be harder to value, especially in changing markets. These risks may be heightened in the case of sub-prime mortgage-backed securities.

Some financial institutions and other enterprises may have large (but still undisclosed) exposure to certain types of securities, such as mortgage-backed securities, which could have a negative effect on the broader economy.

The U.S. federal government and certain foreign governments have made efforts to calm credit markets and increase confidence in the U.S. and world economies. The U.S. government is injecting liquidity into certain large financial services companies and has established programs to assist in the purchase of money market instruments. The ultimate effect of these efforts is, of course, not yet known.

The situation in the financial markets has resulted in calls for increased regulation, and the need of many financial institutions for government help has given regulators new leverage. Federal, state and other domestic and foreign governments, their regulatory agencies or self regulatory organizations have taken or may take actions that affect the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable.

Because the situation in the markets is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.

Additional Tax Information

The following is a general summary of certain federal tax considerations affecting the fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information regarding any federal, state, local or foreign taxes that may apply to them.

General

To qualify for treatment as a RIC under the Code, the fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income, the excess of net short-term capital gain over net long-term capital loss, and any net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward currency contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than government securities or the securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers the fund controls that are determined to be engaged in the same, similar or related trades or businesses.

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By qualifying for treatment as a RIC, the fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If the fund failed to qualify for that treatment for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders, and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (taxable as ordinary income, except that, for individual shareholders, the part of those dividends that is “qualified dividend income” (as described in the Prospectus) is taxable as net capital gain, at a maximum federal income tax rate of 15%) to the extent of the fund’s earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

The fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends and Other Distributions and Redemption of Shares

Dividends and other distributions the fund declares in the last quarter of any calendar year that are payable to its shareholders of record on a date in that quarter will be deemed to have been paid by the fund and received by the shareholders on December 31 if the fund pays the distributions during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

Dividends from the fund’s investment company taxable income, whether received in cash or reinvested in additional fund shares, are generally taxable to its shareholders as ordinary income, to the extent of its earnings and profits. A portion of the dividends from the fund's investment company taxable income may be eligible for (1) the 15% maximum rate of federal income tax applicable to “qualified dividend income” that individual shareholders receive in taxable years beginning before January 1, 2011, and (2) the dividends-received deduction allowed to corporations. The eligible portion for purposes of the 15% rate may not exceed the aggregate dividends the fund receives from most domestic corporations and certain foreign corporations, whereas only dividends the fund receives from domestic corporations are eligible for purposes of the dividends-received deduction. In addition, the availability of the 15% rate for individual shareholders and the dividends-received deduction allowed to corporations is subject to satisfaction by the fund, with respect to the shares on which the dividends it receives are paid, and the shareholder, with respect to its fund shares, of certain holding period and other restrictions. However, dividends a corporate shareholder receives and deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. The fund’s distributions of net capital gain (“capital gain distributions”) do not qualify for the 15% rate or the dividends-received deduction. It is not expected that a significant part of the fund’s dividends will so qualify.

If fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the investor will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Capital gain distributions the fund makes that are attributable to any net capital gain it recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2011, will be subject to federal income tax at a maximum rate of 15% for individual shareholders. In addition, any capital gain an individual shareholder realizes on a redemption before that date of his or her fund shares held for more than one year will qualify for that maximum rate. If shares of the fund are purchased within 30 days before or after a redemption of shares of the fund at a loss, all or a portion of that loss will not be deductible and will increase the basis in the newly purchased shares.

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Foreign Securities

FOREIGN TAXES. Dividends and interest the fund receives, and gains it realizes, on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (“foreign taxes”) that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

If more than 50% of the value of the fund’s total assets at the close of any taxable year consists of securities of foreign corporations, the fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes it paid. Pursuant to any such election, the fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by the shareholder, the shareholder’s proportionate share of those taxes, (2) treat the shareholder’s share of those taxes and of any dividend the fund paid that represents income from foreign or U.S. possessions sources as the shareholder’s own income from those sources, and (3) either use the foregoing information in calculating the foreign tax credit against the shareholder’s federal income tax or, alternatively, deduct the foreign taxes deemed paid by the shareholder in computing the shareholder’s taxable income. If the fund makes this election, it will report to its shareholders shortly after each taxable year their respective shares of the foreign taxes it paid and its income from sources within foreign countries and U.S. possessions. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is “qualified passive income” may make an election that would enable them to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

PASSIVE FOREIGN INVESTMENT COMPANIES. The fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive, or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on disposition of that stock (collectively “PFIC income”), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the 15% maximum federal income tax rate applicable to individuals’ “qualified dividend income.”

If the fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain –– which the fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax –– even if the QEF did not distribute those earnings and gain to the fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The fund may elect to “mark-to-market” its stock in any PFIC and, in such event, would be required to distribute to its shareholders any resulting gains in accordance with the Distribution Requirement. “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the stock over the fund’s adjusted basis therein as of the end of that year. Pursuant to the election, the fund also may deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the fund included in income for prior taxable years under the election. The fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

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FOREIGN CURRENCIES. Under Code section 988, gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of a debt security denominated in foreign currency that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security, and (3) that are attributable to fluctuations in exchange rates between the time the fund accrues interest, dividends or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of the fund’s investment company taxable income to be distributed to its shareholders, as ordinary income, rather than affecting the amount of its net capital gain.

Options, Futures and Forward Currency Contracts

The use of Financial Instruments, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations) –– and gains from options, futures and forward currency contracts the fund derives with respect to its business of investing in securities or foreign currencies –– will be treated as qualifying income under the Income Requirement.

Some futures, foreign currency contracts and “non-equity” options (i.e., certain listed options, such as those on a “broad-based” securities index) in which the fund may invest will be subject to section 1256 of the Code (“section 1256 contracts”). Any section 1256 contracts the fund holds at the end of its taxable year, other than contracts with respect to which it has made a “mixed straddle” election, must be “marked-to-market” (that is, treated as having been sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on those deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount the fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain the fund recognizes, without in either case increasing the cash available to it. The fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

When a covered call option written (sold) by the fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when it wrote the option. When a covered call option written by the fund is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending upon the holding period of the underlying security and whether the sum of the option price received upon the exercise plus the premium received when it wrote the option is more or less than the basis in the underlying security.

Code section 1092 (dealing with straddles) also may affect the taxation of Financial Instruments in which the fund may invest. That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options, futures and forward currency contracts are positions in personal property. Under section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to a transaction where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules

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applicable to straddles. If the fund makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the fund of straddle transactions are not entirely clear.

Other

If the fund has an “appreciated financial position” –– generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis –– and enters into a “constructive sale” of the position, the fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract the fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

Original Issue Discount and Pay-In-Kind Securities

The fund may purchase zero coupon or other debt securities issued with original issue discount (“OID”). As a holder of those securities, the fund must include in its income the OID that accrues thereon during the taxable year, even if it receives no corresponding payment on the securities during the year. Similarly, the fund must include in its gross income securities it receives as “interest” on pay-in-kind securities. Because the fund annually must distribute substantially all of its investment company taxable income, including any OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the fund’s cash assets or from the proceeds of sales of portfolio securities, if necessary. The fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Additional Purchase and Redemption information

If your check to purchase shares is not honored by the institution on which it is drawn, you may be subject to extra charges in order to cover collection costs. These charges may be deducted from your shareholder account.

Future First® Systematic Investment Plan

The Future First® Systematic Investment Plan (“Future First”) is available to those Class A and Class C shareholders who own shares directly with the fund. You should contact your financial adviser to determine if it offers similar services.

If you invest in Class A or Class C shares, the Prospectus explains that you may buy additional shares through Future First. Under this plan you may arrange for automatic monthly investments in Class A or Class C shares of $50 or more by authorizing Boston Financial Data Services (“BFDS”), the fund’s

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transfer agent, to transfer funds each month from your checking/savings account or another Legg Mason Fund to be used to buy additional shares. The fund will send you an account statement monthly. The transfer will also be reflected on your regular checking or savings account statement. You may terminate Future First at any time without charge or penalty.

Sales Charge Alternatives

The following Classes of shares are available for purchase. See the Prospectus for a discussion of who is eligible to purchase certain classes and of factors to consider in selecting which Class of shares to purchase.

Class A Shares.    Class A shares are sold to investors at the public offering price, which is the NAV plus an initial sales charge, as described in the Prospectus.

Financial intermediaries that have entered into an agreement with LMIS to sell shares of the fund (“Financial Advisers”) may receive a portion of the sales charge as described in the Prospectus and may be deemed to be underwriters of the fund as defined in the 1933 Act. Sales charges are calculated based on the aggregate of purchases of Class A shares of the fund made at one time by any “person,” which includes an individual and his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account. For additional information regarding sales charge reductions, see “Sales Charge Waivers and Reductions” below.

Purchases of Class A shares of $1,000,000 or more will be made at NAV without any initial sales charge, but will be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The contingent deferred sales charge is waived in the same circumstances in which the contingent deferred sales charge applicable to Class C shares is waived. See “Contingent Deferred Sales Charge Provisions” and “Waivers of Contingent Deferred Sales Charge” below.

Class C Shares.    Class C shares are sold without an initial sales charge but are subject to a contingent deferred sales charge payable upon certain redemptions. See “Contingent Deferred Sales Charge Provisions” below.

Class FI, Class I and Class IS Shares.   Class FI, Class I and Class IS shares are sold at NAV with no initial sales charge on purchases and no contingent deferred sales charge upon redemption.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers.    Purchases of Class A shares may be made at NAV without an initial sales charge in the following circumstances:

     (a)  sales to (i) current and retired board members of Legg Mason, (ii) current and retired members of the Board, (iii) current employees of Legg Mason and its subsidiaries, as well as (iv) the “immediate families” of such persons (“immediate families” are such person’s spouse, including the surviving spouse of a deceased board member, and children under the age of 21), and (v) pension, profit-sharing or other benefit plans for the benefit of such persons;

      (b)  sales to any employees of Financial Advisers or persons otherwise having an arrangement with any such Financial Adviser with respect to sales of fund shares, and the immediate families of such persons or a pension, profit-sharing or other benefit plan for the benefit of such persons (providing the purchase is made for investment purposes and such securities will not be resold except through redemption or repurchase);

(c) offers or sales of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise;

      (d)  purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another fund distributed by LMIS that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption;

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(e) purchases by certain separate accounts used to fund unregistered variable annuity contracts; and

      (f)  purchases by investors participating in “wrap fee” or asset allocation programs or other fee-based arrangements sponsored by (affiliated and non-affiliated) broker/dealers and other financial institutions that have entered into agreements with LMIS.

In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the elimination of the sales charge.

Accumulation Privilege—Please see the Prospectus for information regarding accumulation privileges.

Letters of Intent—These help you take advantage of breakpoints in Class A sales charges. You may purchase Class A shares of funds distributed by LMIS over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You have a choice of five Asset Level Goal amounts, as follows:

(1) $100,000	(4) $750,000
(2) $250,000	(5) $1,000,000
(3) $500,000

Each time you make a Class A purchase under a Letter of Intent, you will be entitled to the sales charge that is applicable to the amount of your Asset Level Goal. For example, if your Asset Level Goal is $100,000, any Class A investments you make under a Letter of Intent would be subject to the sales charge of the specific fund you are investing in for purchases of $100,000. Sales charges and breakpoints vary among the funds distributed by LMIS.

When you enter into a Letter of Intent, you agree to purchase in Eligible Accounts over a thirteen (13) month period Eligible Fund Purchases in an amount equal to the Asset Level Goal you have selected, less any Eligible Prior Purchases. For this purpose, shares are valued at the public offering price (including any sales charge paid) calculated as of the date of purchase, plus any appreciation in the value of the shares as of the date of calculation, except for Eligible Prior Purchases, which are valued at current value as of the date of calculation. Your commitment will be met if at any time during the 13-month period the value, as so determined, of eligible holdings is at least equal to your Asset Level Goal. All reinvested dividends and distributions on shares acquired under the Letter will be credited towards your Asset Level Goal. You may include any Eligible Fund Purchases towards the Asset Level Goal, including shares of classes other than Class A shares. However, a Letter of Intent will not entitle you to a reduction in the sales charge payable on any shares other than Class A shares, and if any shares, including Class A shares, are subject to a contingent deferred sales charge, you will still be subject to that contingent deferred sales charge with respect to those shares. You must make reference to the Letter of Intent each time you make a purchase under the Letter of Intent.

Eligible Fund Purchases.    Generally, shares of any fund distributed by LMIS may be credited towards your Asset Level Goal. Shares of money market funds distributed by LMIS acquired by exchange from other funds offered with a sales charge may be credited toward your Asset Level Goal.

Eligible Accounts.    Purchases may be made through any account in your name, or in the name of your spouse or your children under the age of 21. You may need to provide certain records, such as account statements of any relevant accounts, in order to verify your eligibility for reduced sales charges. Contact your Service Agent to see which accounts may be credited toward your Asset Level Goal.

Eligible Prior Purchases.    You may also credit towards your Asset Level Goal any Eligible Fund Purchases made in Eligible Accounts at any time prior to entering into the Letter of Intent that have not been sold or redeemed, based on the current price of those shares as of the date of calculation.

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Increasing the Amount of the Letter.    You may at any time increase your Asset Level Goal. You must however contact your Financial Adviser, or if you purchase your shares directly through the fund, contact the fund prior to making any purchases in an amount in excess of your current Asset Level Goal. Upon such an increase, you will be credited by way of additional shares at the then current offering price for the difference between: (a) the aggregate sales charges actually paid for shares already purchased under the Letter, and (b) the aggregate applicable sales charges for the increased Asset Level Goal. The 13-month period during which the Asset Level Goal must be achieved will remain unchanged.

Sales and Exchanges.    Shares acquired pursuant to a Letter of Intent, other than Escrowed Shares as defined below, may be redeemed or exchanged at any time, although any shares that are redeemed prior to meeting your Asset Level Goal will no longer count towards meeting your Goal. However, complete liquidation of purchases made under a Letter of Intent prior to meeting the Asset Level Goal will result in the cancellation of the Letter. See “Failure to Meet Asset Level Goal” below. Exchanges in accordance with the Prospectus are permitted, and shares so exchanged will continue to count towards your Asset Level Goal, as long as the exchange results in an Eligible Fund Purchase.

Cancellation of Letter.    You may cancel a Letter of Intent by notifying your Financial Adviser in writing, or if you purchase your shares directly through the fund, by notifying the fund in writing. The Letter of Intent will be automatically cancelled if all shares are sold or redeemed as set forth above. See “Failure to Meet Asset Level Goal” below.

Escrowed Shares.    Shares equal in value to five percent (5%) of your Asset Level Goal as of the date of your Letter of Intent (or the date of any increase in the amount of the Letter) is accepted, will be held in escrow during the term of your Letter of Intent. The Escrowed Shares will be included in the total shares owned as reflected in your account statement and any dividends and capital gains distributions applicable to the Escrowed Shares will be credited to your account and counted towards your Asset Level Goal or paid in cash upon request. The Escrowed Shares will be released from escrow if all the terms of your Letter are met.

Failure to Meet Asset Level Goal.    If the total assets under your Letter of Intent within its 13-month term are less than your Asset Level Goal or you elect to liquidate all of your holdings or otherwise cancel the Letter of Intent before reaching your Asset Level Goal, you will be liable for the difference between: (a) the sales charge actually paid and; (b) the sales charge that would have applied if you had not entered into the Letter. You may, however, be entitled to any breakpoints that would have been available to you under the accumulation privilege. An appropriate number of shares in your account will be redeemed to realize the amount due. For these purposes, by entering into a Letter of Intent, you irrevocably appoint your Financial Adviser, or if you purchase your shares directly through the fund, the fund, as your attorney-in-fact for the purposes of holding the Escrowed Shares and surrendering shares in your account for redemption. If there are insufficient assets in your account, you will be liable for the difference. Any Escrowed Shares remaining after such redemption will be released to your account.

Shareholders purchasing shares at a reduced sales charge under a Letter of Intent indicate their acceptance of these terms and those in the Prospectus with their first purchase.

Contingent Deferred Sales Charge Provisions

The “Contingent Deferred Sales Charge Shares” are: (a) Class C shares; and (b) Class A shares that were purchased without an initial sales charge but are subject to a contingent deferred sales charge. A contingent deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable contingent deferred sales charge will be assessed at 1.00% of the NAV at the time of purchase or redemption, whichever is less.

Contingent Deferred Sales Charge Shares are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.

In determining the applicability of any contingent deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the

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reinvestment of dividends and capital gain distributions, next of shares that are not subject to the contingent deferred sales charge and finally of other shares held by the shareholder for the longest period of time. The length of time that Contingent Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date the shares exchanged were initially acquired in one of the other funds distributed by LMIS. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. LMIS receives contingent deferred sales charges in partial consideration for its expenses in selling shares.

Waivers of Contingent Deferred Sales Charge

The contingent deferred sales charge will be waived on: (a) exchanges (see “Exchange Privilege”); (b) automatic cash withdrawals in amounts equal to or less than 2.00% of the shareholder’s account balance at the time the withdrawals commence per month, up to a maximum of 12.00% in one year (see “Automatic Cash  Withdrawal Plan”); (c) redemptions of shares within 12 months following the death or disability (as defined in the Code) of the shareholder; (d) mandatory post-retirement distributions from retirement plans or IRAs commencing on or after attainment of age 70 1/2; (e) involuntary redemptions; (f) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise; (g) tax-free returns of an excess contribution to any retirement plan; and (h) certain redemptions of shares of the fund in connection with lump-sum or other distributions made by eligible retirement plans or redemption of shares by participants in certain “wrap fee” or asset allocation programs sponsored by broker/dealers and other financial institutions that have entered into agreements with the distributor or the manager.

A shareholder who has redeemed shares from other funds distributed by LMIS may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days in a fund distributed by LMIS and receive pro rata credit for any contingent deferred sales charge imposed on the prior redemption.

To have a contingent deferred sales charge waived, you or your Financial Adviser must let the fund know at the time you redeem shares that you qualify for such a waiver. Contingent deferred sales charge waivers will be granted subject to confirmation by LMIS or the transfer agent of the shareholder’s status or holdings, as the case may be.

Determination of Public Offering Price

The fund offers its shares on a continuous basis. The public offering price for a Class A, Class C, Class FI, Class I and Class IS share of the fund is equal to the NAV per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. A contingent deferred sales charge, however, is imposed on certain redemptions of Class A and Class C shares.

Set forth below is an example of the method of computing the offering price of Class A shares of the fund.

Class A (based on an NAV of $12.00 and a maximum initial sales charge of 4.25%) ............	$12.53

Moving Between Share Classes

If you wish to “move” your investment between share classes (within the same fund or between different funds), the fund generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. If you desire to move your investment between share classes,

35

please contact the fund at 1-888-425-6432 for more information. Below is more information about how sales charges are handled for various scenarios.

Exchanging Class C shares for Class A shares – If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges. You may be entitled to reduced Class A sales charges based on the size of your investment.

Moving between other share classes – If you desire to move your investment between share classes and the particular scenario is not described in this SAI, please contact the fund at 1-800-822-5544 (Class A and Class C) or 1-877-515-3863 (Class FI, Class I and Class IS) for more information.

Non-taxable transactions – An exchange of shares from one share class of the fund to another share class of the same fund will be treated as a non-taxable exchange.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan is available to those shareholders who own shares directly with the fund, excluding those shares held in individual retirement accounts (“IRAs”) or Coverdell education savings accounts (“Coverdell ESAs”). You should contact your Financial Adviser to determine if it offers a similar service.

Class A and Class C Shareholders

Class A and Class C shareholders having an account with a NAV of $5,000 or more may elect to make withdrawals of a minimum of $50 on a monthly basis. There are two ways to receive payment of proceeds of redemptions made through the Systematic Withdrawal Plan: (1) Check mailed by the fund’s transfer agent –– fund shares will be redeemed on the 25th of each month or the next business day and a check for the proceeds will be mailed within three business days; or (2) ACH to checking or savings account –– redemptions of fund shares may occur on any business day of the month and the checking or savings account will be credited with the proceeds in approximately two business days. You may change the monthly amount to be paid to you without charge by notifying the fund. You may terminate the Systematic Withdrawal Plan at any time, without charge or penalty, by contacting the fund. The fund, its transfer agent and LMIS reserve the right to modify or terminate the Systematic Withdrawal Plan at any time. See “Waivers of Contingent Deferred Sales Charge”, above for information about application of the contingent deferred sales charge to withdrawals under the Systematic Withdrawal Plan.

Class FI, Class I and Class IS Shareholders

Certain shareholders of the fund’s Class FI, Class I or Class IS shares with an initial NAV of $1,000,000 or more may be eligible to participate in the Legg Mason Institutional Funds Systematic Withdrawal Plan. Receipt of payment of proceeds of redemptions made through the Systematic Withdrawal Plan will be wired through ACH to your checking or savings account – redemptions of fund shares may occur on any business day of the month and the checking or savings account will be credited with the proceeds in approximately two business days. Requests must be made in writing to Legg Mason Institutional Funds to participate in, change or discontinue the Systematic Withdrawal Plan. You may change the monthly amount to be paid to you or terminate the Systematic Withdrawal Plan at any time, without charge or penalty, by notifying Legg Mason Investor Services – Institutional. The fund, its transfer agent and Legg Mason Investor Services – Institutional also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

In General

The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified.

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Redemptions will be made at the NAV per share, determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) (normally 4:00 p.m. (Eastern time)) on the day corresponding to the redemption option designated by the investor, less any applicable contingent deferred sales charge. If the Exchange is not open for business on that day, the shares will be redeemed at the per share NAV determined as of the close of regular trading on the Exchange on the next day the Exchange is open, less any applicable contingent deferred sales charge. If the redemption option designated is the last day of the month and the Exchange is not open for business on that day, the shares will be redeemed at the per share NAV determined as of the previous day the Exchange was open, less any applicable contingent deferred sales charge.

Withdrawal payments are treated as a sale of shares rather than as a dividend or other distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis in the shares sold. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of your original investment may be correspondingly reduced.

Ordinarily, you should not purchase additional shares of the fund in which you have an account if you maintain a Systematic Withdrawal Plan, because there are tax disadvantages associated with such purchases and withdrawals. The fund will not knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year's worth of scheduled withdrawals. In addition, shareholders who maintain a Systematic Withdrawal Plan may not make periodic investments under Future First.

Dividends

Shares will begin to earn dividends on the settlement date of purchase and will accrue dividends through the day before the settlement date of redemption.

Other Information Regarding Redemptions

The fund reserves the right to modify or terminate telephonic, electronic or other redemption services described in the Prospectus and this SAI at any time.

The date of a payment for redemption may not be postponed for more than seven days, and the right of redemption may not be suspended by the fund or its distributor, except (i) for any periods during which the Exchange is closed (other than for customary weekend and holiday closings), (ii) when trading in markets the fund normally utilizes is restricted, or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the fund’s investments or determination of its NAV not reasonably practicable, or (iii) for such other periods as the SEC by regulation or order may permit for protection of the fund’s shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the NAV next determined after the suspension is lifted.

           There is a 2% redemption fee charged for redemptions (including exchanges) within 60 days of purchase of the fund’s shares. The redemption fee is paid to the fund to reimburse it for transaction costs it incurs entering into positions in foreign securities and liquidating them in order to fund redemptions.

           Clients of certain financial intermediaries that maintain omnibus accounts with the fund’s transfer agent may obtain shares through those financial intermediaries. Such financial intermediaries may receive payments from the fund’s distributor for account servicing, and may receive payments from their clients for other services performed. Investors may be able to purchase shares from LMIS without receiving or paying for such other services.

Redemption In-Kind

The fund reserves the right, under certain conditions, to honor any request for a redemption by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing the fund's NAV per share. Because redemption in-kind may be used at times of

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unusual illiquidity in the markets, these valuation methods may include fair value estimations. If payment is made in securities, a shareholder should expect to incur brokerage expenses in converting those securities into cash and the market price of those securities will be subject to fluctuation until they are sold. The fund does not redeem "in-kind" under normal circumstances, but would do so where the adviser determines that it would be in the best interests of the fund’s shareholders as a whole. A redemption in-kind may be considered the sale of securities by the fund to the party receiving the securities (though the fund generally would not be required to recognize gain therefrom for tax purposes). Redemptions in-kind will not be done with LMIS or other affiliated persons of the fund except as permitted by SEC rules or orders, or other interpretive guidance from regulators.

Shares Purchased and Redeemed Through Another Securities Dealer or Other Financial Intermediary

The fund has authorized one or more financial services institutions to receive on its behalf purchase and redemption orders. Such financial services institutions are authorized to designate plan administrator intermediaries to receive purchase and redemption orders on the fund’s behalf. The fund will be deemed to have received a purchase or redemption order when an authorized financial services institution or, if applicable, a financial services institution’s authorized designee, receives the order. Orders will be priced at the fund’s NAV next computed after they are received by an authorized trust company or the financial services institution’s authorized designee and accepted by the fund.

Transferring Legg Mason Fund Shares to Another Securities Dealer or Other Financial Intermediary

You may transfer fund shares only to an account with another securities dealer or other financial intermediary that has entered into an agreement with LMIS or one of its affiliates with respect to the particular fund. Some dealers and intermediaries may have agreements with LMIS or one of its affiliates with respect to some Legg Mason Funds and not others. Depending on the dealer or intermediary to which you transfer the shares, certain shareholder services may not be available for the transferred shares. After the transfer, you may purchase additional fund shares. All future trading of fund shares, including exchanges, is subject to the rules of the dealer or intermediary and its continued agreement with the distributor that permits such trading.

You should contact your securities dealer, financial intermediary or the fund for further information on transferring fund shares.

Valuation of Fund Shares

Pricing of fund shares will not be done on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The methods used by the pricing service and the quality of the valuations so established are reviewed by the adviser under the general supervision of the Board.

Disclosure of Portfolio Holdings

The Board has adopted the following policy with respect to the disclosure of the fund’s portfolio holdings. The Board believes the policy is in the best interests of the fund and its shareholders and that it strikes an appropriate balance between the desire of investors for information about the fund’s portfolio holdings and the need to protect the fund from potentially harmful disclosures. The extent of these disclosures and when they will be made was reviewed and approved by the Board upon the recommendations of the fund’s investment adviser. The Board will be provided with reports regarding any determinations made by the Chief Legal Officer pursuant to the policy and any other material issues arising under the policy and can exercise oversight over the operation of the policy.

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Policy. Except as described below, no portfolio holdings information of the fund shall be provided to any individual, investor or other person or entity unless specifically authorized by the Chief Legal Officer or a person authorized by the Chief Legal Officer.

Public Disclosure of Portfolio Holdings. The fund distributes complete portfolio holdings information to its shareholders through semi-annual and annual reports first mailed to shareholders within sixty days after period end. Such semi-annual and annual reports are also made available to the public through postings at the same time on the LM funds' website. Additionally, complete portfolio holdings information is filed with the SEC on Form N-Q for the first and third quarters of the fund’s fiscal year. The fund’s reports and its Form N-Q filings are available at the website of the SEC at www.sec.gov.

Complete portfolio holdings information may be provided to shareholders and other persons on a quarterly basis no sooner than 25 calendar days following the quarter-end, provided that such information has been made available to the public through a posting on the LM funds' website or by the filing of Form N-Q or Form N-CSR in accordance with SEC rules.

Partial information concerning the fund’s portfolio holdings (such as top ten holdings) may be provided to shareholders and other persons in fact sheets and other formats on a monthly or quarterly basis no sooner than 11 business days after quarter or month end, provided that such information has been made available to the public through postings on the fund’s website at least one day previously.

Complete or partial portfolio holdings information may be included in responses to Requests for Proposal, Pitch Books or similar marketing materials, provided that such information is based only on the latest portfolio holdings information publicly available in accordance with the fund’s policy.

Non-Public Dissemination of Portfolio Holdings Information. From time to time, it may be necessary to disclose portfolio holdings that are not publicly available, to certain third parties. Such entities may be provided with information more current than the latest publicly-available portfolio holdings only if the Chief Compliance Officer determines that 1) more current information is necessary in order for the third party to complete its task, 2) the fund has a legitimate need for disclosing the information, and 3) the third party has agreed in writing (or is otherwise required by virtue of a written code of ethics, professional responsibility, governmental or SRO rules or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s), and not to trade securities on the basis of the information. No consideration may be received by any party for providing non-public portfolio holdings information to any third party, except consideration received by the fund in connection with the services being provided to it by the third party which receives the non-public information. The adviser and its affiliates shall not be deemed to have received consideration solely by the fact that services provided to the fund may result in sales of fund shares.

At the present time the fund has ongoing arrangements with the following parties to provide them with non-public portfolio holdings information:

Service Providers:

State Street Bank and Trust Company – Information is provided daily with no time lag.

PricewaterhouseCoopers LLP – Information is provided as needed with no time lag.

K&L Gates LLP - Information is provided with Board materials approximately four to six weeks after quarter-end and may be provided at other times as needed with no time lag.

RiskMetrics Group – Information is provided daily with no time lag.

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Vedder Price P.C. – Information is provided with Board materials approximately four to six weeks after quarter-end and may be provided at other times as needed with no time lag.

Other Third Parties:

Lipper Analytical Services Corporation – Information is provided quarterly with a time lag of five business days.

FactSet Research Systems, Inc. – Information is provided daily with no time lag.

Emerging Portfolio Fund Research, Inc. – Information is provided monthly with no time lag.

Macgregor Professional Services – Information is provided as needed with no time lag.

In all cases, the party receiving the information has agreed in writing (or is otherwise required by virtue of a written code of ethics, professional responsibility, governmental or SRO rules or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

Additionally, the fund may occasionally reveal certain of its current portfolio holdings information to brokers/dealers in connection with that broker/dealer executing securities transactions on behalf of the fund. In such a case, the fund does not enter into a formal confidentiality agreement with the broker/dealer but relies on the broker dealer's obligations based on statutes, rules and fiduciary obligations, not to trade based on the information or otherwise use it improperly. The fund would not continue to conduct business with a broker/dealer whom the adviser believed was misusing the disclosed information.

The Board, officers and certain LMIS employees, including the fund’s accounting, legal, compliance, marketing, administrative personnel and members of certain LMIS committees or groups, have access to the fund’s portfolio holdings information prior to the time it is made public. All such persons are subject to a Code of Ethics that requires that portfolio holdings information be kept confidential and that they not trade securities on the basis of such information.

The fund may also provide certain information (other than complete portfolio holdings) as set forth in paragraphs 1 and 2 below that is related to the fund’s portfolio holdings or derived from the fund’s portfolio holdings to individual and institutional shareholders, prospective shareholders, intermediaries working on behalf of these persons (including consultants and fiduciaries of 401(k) plans), and the media even if the information has not been made publicly available on the Legg Mason Funds’ website or in other published form, so long as the Chief Legal Officer determines that the fund has a legitimate business purpose for disclosing the information and the dissemination cannot reasonably be seen to give the recipient an advantage in trading fund shares or in any other way harm the fund or its shareholders.

1.

A small number of portfolio holdings (including information that the fund no longer holds a particular security). However, information about a security may not be released if it could reasonably be seen to interfere with the current or future purchase or sale activities of the fund or is contrary to applicable law. In this respect, information about intended or ongoing transactions may not be released. However, such disclosure may not be made pursuant to ongoing arrangements with third parties to make such information available.

2.

General information about the portfolio holdings that cannot be used to determine the fund’s portfolio holdings or any portion thereof. This would include such characteristics of the fund as portfolio volatility, median capitalization, percentages of international and domestic securities, sector allocations, yields, performance attribution, types of bonds, term structure exposure, bond maturities and duration.

The Chief Legal Officer may authorize another person to make the determinations required under this policy. If consistent with the best interests of the fund and its shareholders, such determinations

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(whether made by the Chief Legal Officer or his/her designee) do not necessarily need to be made each time the information is disclosed. For example, such determinations may be made with respect to general categories or information or a particular type of information disclosed to a particular third party or category of third party.

TAX-DEFERRED QUALIFIED PLANS –CLASS A AND CLASS C SHARES

Investors may invest in Class A and Class C shares of the fund through IRAs, simplified employee pension plans (“SEPs”), savings incentive match plans for employees (“SIMPLES”), other qualified retirement plans and Coverdell ESAs (collectively, “qualified plans”). In general, income earned through the investment of assets of qualified plans is not taxed to their beneficiaries until the income is distributed to those beneficiaries (or, in the case of Roth IRAs and Coverdell ESAs, not at all if certain conditions are satisfied). Investors who are considering establishing a qualified plan should consult their attorneys or other tax advisers with respect to individual tax questions. Please consult your financial adviser for further information with respect to these plans.

Individual Retirement Account – IRA

TRADITIONAL IRA. Certain Class A and Class C shareholders who receive compensation, including earnings from self-employment, may establish and make contributions to an IRA. Your IRA contributions can be tax-deductible if neither you nor your spouse is an active participant in a qualified employer or government retirement plan. If you or your spouse is an active participant in such a plan, your IRA contribution may be deductible, in whole or in part, depending on the amount of your and your spouse’s combined adjusted gross income. In addition, all earnings grow tax-deferred until withdrawn, at which point distributions are taxed as ordinary income to you, usually after age 59½, when you may be in a lower tax bracket. Withdrawals made before age 59½ are generally subject to a 10% penalty.

ROTH IRA. Unlike a traditional IRA, a Roth IRA is only available to individuals who meet certain “modified adjusted gross income” (MAGI) limitations. Under certain circumstances, a traditional IRA may be converted to a Roth IRA; these conversions are, however, subject to federal income tax.

Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or, in the case of earnings attributable to a conversion of a traditional IRA, the conversion occurred more than five years before the withdrawal) and the account holder has reached age 59½ (or certain other conditions apply).

Simplified Employee Pension Plan – SEP

LMIS makes available to corporate and other employers a SEP for investment in Class A and Class C shares of the fund.

Savings Incentive Match Plan for Employees – SIMPLE

An employer with no more than 100 employees that does not maintain another qualified retirement plan may establish a SIMPLE, either as a plan using separate IRAs or as part of a Code section 401(k) plan. A SIMPLE, which is not subject to the complicated nondiscrimination rules that generally apply to other qualified retirement plans, allows certain employees to make elective contributions of up to certain amounts each year and requires the employer to make matching contributions of up to 3% of each such employee’s salary or a 2% non-elective contribution.

Coverdell Education Savings Account – Coverdell ESA

A Coverdell ESA provides a vehicle for saving for a child's education. A Coverdell ESA may be established for the benefit of any minor, and any person whose MAGI does not exceed certain levels may contribute to a Coverdell ESA, subject to certain annual limits on contributions. Contributions are not deductible and may not be made after the beneficiary reaches age 18; however, earnings accumulate

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tax-free, and withdrawals are not subject to tax if used to pay the qualified education expenses of the beneficiary (or a qualified family member).

For further information regarding any of the above qualified plans, including MAGI limitations, contact your financial adviser or Legg Mason Funds Investor Services at 1-800-822-5544.

Withholding

Withholding at the rate of 20% is required for federal income tax purposes on certain distributions (excluding, for example, certain periodic payments) from qualified retirement plans (except IRAs and SEPs), unless the recipient transfers the distribution directly to an “eligible retirement plan” (including an IRA or other qualified retirement plan) that accepts those distributions. Other distributions generally are subject to regular wage withholding or to withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. Investors should consult their plan administrator or tax adviser for further information.

Management of the Fund

Under applicable law, the Board is responsible for management of the Trust and provides broad oversight over its affairs. The Trust’s officers manage the day-to-day operations of the Trust under the general direction of the Board.

The standing committees of the Board include an Audit Committee, a Nominating Committee and an Independent Trustees Committee. All trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are members of all three committees.

The Audit Committee meets at least twice a year with the Trust’s independent registered public accounting firm and officers to consider issues relating to the accounting principles used by the Trust, the auditor’s assessment of the adequacy of internal controls, the qualifications and fees of the independent registered public accounting firm, the scope of the audit services and any permissible non-audit services for which they are retained, the results of the audit and other matters. The Nominating Committee meets as necessary to review and nominate candidates for positions as trustees, to fill vacancies on the Board, and to evaluate the performance of trustees. The selection and nomination of candidates to serve as Independent Trustees is committed to the discretion of the Independent Trustees. The Independent Trustees Committee considers matters related to fund operations and oversees issues related to the Independent Trustees.

The tables below provide information about the Trust’s trustees and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. (“Legg Mason”) and its affiliates. The mailing address of each trustee and officer is 100 International Drive, Baltimore, Maryland 21202, Attn: Fund Secretary. The Nominating Committee will accept recommendations for nominations from any source it deems appropriate. Shareholders may forward recommendations to the Fund Secretary at the above address.

INDEPENDENT TRUSTEES:

Name, (Year of Birth) and Position with Trust	Term of Office and Length of Time Served (1)	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee	Principal Occupation(s) During the Past Five Years

Hearn, Ruby P. (1940) Trustee	Since inception	15	None	Senior Vice President Emerita of The Robert Wood Johnson Foundation (non-profit) since 2001; formerly, Senior Vice President of The Robert Wood Johnson Foundation (1996 to 2001).

Lehman, Arnold L. (1944) Lead Independent Trustee	Since inception	15	None	Director of the Brooklyn Museum since 1997; Trustee of American Federation of Arts since 1998; formerly, Director of The Baltimore Museum of Art (1979 to 1997).

Masters, Robin J.W. (1955) Trustee	Since inception	15

Director of Cheyne Capital International Limited (investment advisory firm). Director/Trustee of Legg Mason Asian Funds plc, Legg Mason Institutional Funds plc, Western Asset Fixed Income Funds plc, and Western Asset Debt Securities plc.

				Retired; formerly, Chief Investment Officer of ACE Limited (insurance) (1986 to 2000).

McGovern, Jill E. (1944) Trustee	Since inception	15	None

Senior Consultant, American Institute for Contemporary German Studies (AICGS) since 2007; formerly, Chief Executive Officer of The Marrow Foundation (non-profit) (1993 to 2007); Executive Director of the Baltimore International Festival (1991 to 1993); Senior Assistant to the President of The Johns Hopkins University (1986 to 1990).

Mehlman, Arthur S. (1942 Trustee	Since inception	Director/ Trustee of all Legg Mason Funds consisting of 15 portfolios; Director/ Trustee of the Royce Family of Funds consisting of 28 portfolios.	Director of Municipal Mortgage & Equity, LLC.	Retired. Formerly: Partner, KPMG LLP (international accounting firm) (1972 to 2002).

O’Brien, G. Peter (1945) Trustee	Since inception	Director/ Trustee of all Legg Mason Funds consisting of 15 portfolios; Director/ Trustee of the Royce Family of Funds consisting of 28 portfolios.	Director of Technology Investment Capital Corp.

Retired. Trustee Emeritus of Colgate University; Board Member, Hill House, Inc. (residential home care); Board Member, Bridges School (pre-school); formerly, Managing Director, Equity Capital Markets Group of Merrill Lynch & Co. (1971 to 1999).

Rowan, S. Ford (1943) Trustee	Since inception	15	None

Chairman, National Center for Critical Incident Analysis, National Defense University, since 2004; Professional Lecturer in Organizational Sciences, The George Washington University since 2008; formerly, Consultant, Rowan & Blewitt Inc. (management consulting) (1984 to 2007).

Tarola, Robert M. (1950) Trustee	Since inception	15	Director of TeleTech Holdings, Inc.

President of Right Advisory LLC (corporate finance and governance consulting) since 2008; formerly, Senior Vice President and Chief Financial Officer of W.R. Grace & Co. (specialty chemicals) (1999 to 2008) and MedStar Health, Inc. (healthcare) (1996 to 1999); Partner, Price Waterhouse, LLP (accounting and auditing) (1984 to 1996).

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INTERESTED TRUSTEES:

Name, (Year of Birth) and Position with Trust	Term of Office and Length of Time Served (1)	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee	Principal Occupation(s) During the Past Five Years

Fetting, Mark R. (1954) Chairman and Trustee	Since inception	Chairman and Director/Trustee of all Legg Mason Funds consisting of 15 portfolios; Director/Trustee of the Royce Family of Funds consisting of 28 portfolios.	None

President, CEO, Chairman and Director of Legg Mason, Inc. and Chairman of Legg Mason Funds since 2008; formerly, President of all Legg Mason Funds (2001 to 2008); Senior Executive Vice President of Legg Mason, Inc., Director and/or officer of various Legg Mason, Inc. affiliates (2000 to 2008); Division President and Senior Officer of Prudential Financial Group, Inc. and related companies, including fund boards and consulting services to subsidiary companies (1991 to 2000).

Odenath, David (1957) President and Trustee	Since inception	15	None

Senior Executive Vice President of Legg Mason, Inc. and President of Legg Mason Funds since 2008; formerly, President of Prudential Annuities (2002 to 2008); Executive Vice President (2003 to 2008) of American Skandia Investment Services, Inc; Chief Executive Officer and Director (2003 to 2008) of American Skandia Life Assurance Corporation, American Skandia Information Services and Technology Corporation and Skandia U.S. Inc.; President, Chief Executive Officer and Director (2003 to 2008)

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of American Skandia Marketing, Inc.; President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (1999 to 2003) of Prudential Investments; Senior Vice President (1999 to 2008) of Prudential Financial, Inc.; Senior Vice President (1993 to 1999) of PaineWebber Group, Inc. (investment banking).

EXECUTIVE OFFICERS:

Name, (Year of Birth) and Position with Trust	Term of Office and Length of Time Served (1)	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee	Principal Occupation(s) During the Past Five Years

Becker, Ted P. (1951) Vice President and Chief Compliance Officer	Since inception	N/A	N/A

Director of Global Compliance at Legg Mason (2006 to present); Managing Director of Compliance at Legg Mason & Co. (2005 to present); Chief Compliance Officer with certain mutual funds associated with Legg Mason & Co. (since 2006); Chief Compliance Officer of Legg Mason Partners Fund Advisor, LLC and certain affiliates; Managing Director of Compliance at Citigroup Asset Management (2002 to 2005). Prior to 2002, Managing Director-Internal Audit & Risk Review at Citigroup Inc.

Gerken, R. Jay (1951) Vice President	Since inception	N/A	N/A

Managing Director of Legg Mason & Co., LLC, Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason & Co., LLC or its affiliates (2005 to present); President of Legg Mason Partners Fund Advisor, LLC ("LMPFA") (2006 to present); formerly, Chairman of Smith Barney Fund Management LLC and Citi Fund Management Inc. (“CFM”) (2002 to 2005); Chairman, President and Chief Executive Officer of Travelers Investment Adviser, Inc. (2002 to 2005).

Frenkel, Robert I. (1954) Secretary	Since inception	N/A	N/A

Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (2005 to present); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. (2003 to present); formerly, Managing Director and General Counsel of Global Mutual Funds for Citigroup Asset Management (“CAM”) (2000 to 2005); Secretary of CFM (2001 to 2004).

Ozsolak, Kaprel (1965) Treasurer and Chief Financial Officer	Since inception	N/A	N/A

Director of Legg Mason & Co. (since 2005); Chief Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. (since 2005); formerly, Vice President at CAM (1996 to 2005); Chief Financial Officer and Treasurer of certain mutual funds associated with CAM (2004 to 2005); Controller of certain mutual funds

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(Year of Birth) and Position with Trust	Term of Office and Length of Time Served (1)	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee	Principal Occupation(s) During the Past Five Years

associated with CAM (2002 to 2004).

(1)

Officers of the Trust are elected to serve until their successors are elected and qualified. Trustees of the Trust serve a term of indefinite length until their retirement, resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act.

Mr. Fetting and Mr. Odenath are considered to be interested persons, as defined in the 1940 Act, of the Trust on the basis of their employment with the fund’s adviser or its affiliated entities (including the fund’s principal underwriter) and Legg Mason, the parent holding company of those entities, as well as their ownership of Legg Mason stock

The following table shows each trustee’s ownership of shares of the fund and of all the Legg Mason Funds served by the trustee as of December 31, 2008.

Name of Trustee	Dollar Range of Equity Securities in Legg Mason International Opportunities Bond Fund	Aggregate Dollar Range of Shares in the Legg Mason Funds Owned by Trustee ($)
INDEPENDENT TRUSTEES:
Hearn, Ruby P.	None	50,001 - 100,000
Lehman, Arnold L.	None	Over 100,000
Masters, Robin J.W.	None	50,001 - 100,000
McGovern, Jill E.	None	Over 100,000
Mehlman, Arthur S.	None	50,001 - 100,000
O’Brien, G. Peter	None	Over 100,000
Rowan, S. Ford	None	Over 100,000
Tarola, Robert M.	None	Over 100,000
INTERESTED TRUSTEES:
Fetting, Mark R.	None	Over 100,000
Odenath, David R.	None	None

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The following table provides certain information relating to the compensation of the Trust’s trustees.

None of the Legg Mason Funds has any retirement plan for its trustees. However, each trustee may participate in a deferred compensation plan as discussed below.

Name of Person and Position	Aggregate Compensation from Fund*	Total Compensation from Legg Mason Funds** ($)	Total Compensation from Fund Complex*** ($)
INDEPENDENT TRUSTEES:
Hearn, Ruby P. – Trustee	N/A	115,000	115,000
Lehman, Arnold L. – Trustee	N/A	134,250	134,250
Masters, Robin J.W. – Trustee	N/A	116,250	116,250
McGovern, Jill E. – Trustee	N/A	116,250	116,250
Mehlman, Arthur S. – Trustee	N/A	126,250	242,250
O’Brien, G. Peter – Trustee	N/A	118,750	234,750
Rowan, S. Ford – Trustee	N/A	116,250	116,250
Tarola, Robert M. – Trustee	N/A	118,750	116,250
INTERESTED TRUSTEES:
Fetting, Mark R. – Chairman of the Board and Trustee	None	None	None
Odenath, David R. – Trustee	None	None	None

*	The fund has not yet commenced operations as of the date of this SAI and therefore has not yet paid any compensation to the trustees of the Trust.

**

Represents aggregate compensation paid to each trustee during the calendar year ended December 31, 2008 from the Legg Mason Funds. During that period, there were 10 open-end investment companies in the Legg Mason Funds, consisting of 15 portfolios.

***

Represents aggregate compensation paid to each trustee during the calendar year ended December 31, 2008 from the Fund Complex. The Fund Complex includes the Legg Mason Funds and the 28 portfolios of The Royce Funds.

Officers and trustees who are interested persons of the Trust, as defined in the 1940 Act, receive no salary or fees from the Trust. For serving as a trustee of all of the Legg Mason mutual funds, each Independent Trustee receives an annual retainer of $75,000 and a fee of $7,500 for each regularly scheduled meeting he or she attends. Individual trustees may elect to defer all or a portion of their fees through deferred compensation plans. The Lead Independent Trustee receives additional compensation of $18,000 annually. The Chair of the Audit Committee receives additional compensation of $10,000 annually. The Co-Chairs of the Nominating Committee receive additional compensation of $5,000 in any year where the Committee is active. Independent Trustees will also receive a fee of $3,750 or $1,250 for any special Board meeting they attend in person or by telephone, respectively. The Independent Trustees review the level of trustee compensation periodically in order to determine if adjustments are appropriate. This review is conducted in consultation with the fund’s counsel, independent trustee counsel and

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independent consultants, as appropriate. Changes in compensation will depend on, among other things, the number, type and size of funds in the complex, market changes in mutual fund trustee compensation, changes in the operational and regulatory environment, and changes in the oversight role played by the Independent Trustees.

As the fund was not operational prior to the date of this SAI, the trustees and officers of the fund owned beneficially or of record, in the aggregate, less than 1% of the outstanding shares of any class of the fund as of the date of this SAI. In addition, as of the date of this SAI, no shareholders owned of record or beneficially 5% or more of a class of the outstanding shares of the fund.

The Fund’s Investment Adviser and Manager

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is a wholly owned subsidiary of Legg Mason, which also is the parent of LMIS. LMPFA serves as manager to the fund under a Management Agreement (“Management Agreement”). Brandywine Global Investment Management, LLC ("Brandywine Global"), also a wholly owned subsidiary of Legg Mason, provides certain investment advisory services to the fund under an Investment Advisory Agreement (“Investment Advisory Agreement”) with LMPFA.

The address of LMPFA is 620 Eighth Avenue, New York, New York 10018. The address of Brandywine Global is 2929 Arch Street, Philadelphia, Pennsylvania 19104.

Under the Management Agreement, LMPFA, subject to the supervision of the Board, regularly provides the fund with investment research, advice, management and supervision, furnishes a continuous investment program for the fund’s portfolio of securities and other investments consistent with the fund’s investment objective, policies and restrictions, determines from time to time what securities and other investments will be purchased, retained or sold by the fund and implements those decisions subject to the provisions of the fund’s governing documents, the 1940 Act, the applicable rules and regulations of the SEC and other applicable federal and state law, as well as any specific policies adopted by the Board and disclosed to LMPFA. The Management Agreement further provides that LMPFA provides advice and recommendations with respect to any other aspects of the business and affairs of the fund, and exercises voting rights, rights to consent to corporate action and any other rights pertaining to the fund’s portfolio securities subject to such direction as the Board may provide, and performs such other functions of investment management and supervision as may be directed by the Board. LMPFA and its affiliates pay all compensation of trustees and officers of the fund who are officers, trustees or employees of LMPFA. The fund pays all of its expenses which are not expressly assumed by LMPFA. These expenses include, among others, interest expense, taxes, brokerage fees and commissions, expenses of preparing and printing summary prospectuses, prospectuses, statements of additional information, proxy statements and reports to shareholders and of distributing them to existing shareholders, custodian charges, transfer agency fees, distribution fees to LMIS, the fund's distributor, compensation of the independent trustees, legal and audit expenses, insurance expenses, shareholder meetings, proxy solicitations, expenses of registering and qualifying fund shares for sale under federal and state law, governmental fees and a portion of expenses incurred in connection with membership in investment company organizations. The fund also is liable for such nonrecurring expenses as may arise, including litigation to which the fund may be a party. The fund may also have an obligation to indemnify its trustees and officers with respect to litigation.

LMPFA receives for its services to the fund a management fee, calculated daily and payable monthly, at an annual rate of 0.50% of the average daily net assets of the fund.  Management fees are allocated between each class based on their pro rata share of fund assets.

LMPFA has contractually agreed to waive its fees or reimburse other expenses for the fund to the extent necessary to limit operating expenses related to Class A, Class C, Class FI, Class I and Class IS shares (exclusive of interest, brokerage, dividend expense on short sales, taxes and extraordinary expenses) to an annual rate of 1.00%, 1.45%, 1.00%, 0.75% and 0.65%, respectively, of average net assets attributable to these classes of shares until December 31, 2011.  The fund has agreed to pay LMPFA for waived fees and reimbursed expenses provided that payment does not cause the fund’s Class A, Class C, Class FI, Class I and Class IS annual operating expenses to exceed the aforementioned rates and the payments are made within three years after the year in which LMPFA earned the fee or incurred the expense.

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As the fund was not operational prior to the date of this SAI, the fund has not yet paid any management fees.

Under the Investment Advisory Agreement, Brandywine Global regularly provides investment research, advice, management and supervision; otherwise assists in determining from time to time what securities will be purchased, retained or sold by the fund; and implements decisions to purchase, retain or sell securities made on behalf of the fund, all subject to the supervision of LMPFA and the general supervision of the Board. Brandywine Global also places orders for the fund either directly with the issuer or with any broker or dealer; provides advice and recommendations with respect to other aspects of the business and affairs of the fund; and performs such other functions of management and supervision as may be directed by the Board and LMPFA.

As the fund was not operational prior to the date of this SAI, Brandywine Global has not yet received any advisory fees for services provided to the fund.

Under its Management Agreement, the fund has the non-exclusive right to use the name “Legg Mason” until that Agreement is terminated or until the right is withdrawn in writing by LMPFA.

Under the Management Agreement and Investment Advisory Agreement, LMPFA and Brandywine Global will not be liable for any error of judgment or mistake of law or for any loss suffered by the fund in connection with the performance of the Management Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or losses resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Management Agreement and the Investment Advisory Agreement each terminates automatically upon assignment and is terminable at any time without penalty by vote of the Board, by vote of a majority of the outstanding voting securities of the fund or by LMPFA, on not less than 60 days’ written notice to the other party, and may be terminated immediately upon the mutual written consent of LMPFA and the fund.

Portfolio Managers

Stephen S. Smith, David F. Hoffman, CFA and John P. McIntyre, CFA serve as portfolio managers to the fund. The tables below provide information regarding other accounts for which Messrs. Smith, Hoffman and McIntyre have day-to-day management responsibility.

Steven S. Smith

As of September 30, 2009:

Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed for which Advisory Fee is Performance -Based	Assets Managed for which Advisory Fee is Performance -Based ($ millions)
Registered Investment Companies	2	529	0	-
Other pooled investment vehicle	24	4,821	0	-
Other accounts	112	15,609	13	2,829

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David F. Hoffman and John P. McIntyre

As of September 30, 2009:

Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed for which Advisory Fee is Performance -Based	Assets Managed for which Advisory Fee is Performance- Based ($ millions)
Registered Investment Companies	1	252	0	-
Other pooled investment vehicle	24	4,821	0	-
Other accounts	108	15,574	13	2,829

Brandywine Global believes that there are no material conflicts of interest that arise in connection with its simultaneous management of its various portfolios. All portfolios within a given investment style are treated in a similar fashion for all investment decisions, unless a client provides specific investment restrictions. All trade executions of a given investment decision are allocated in an unbiased manner to avoid any conflict over allocation of investment opportunities.

The fund’s portfolio managers’ compensation includes a fixed base salary coupled with a bonus which is based on 1) the manager’s portfolio pre-tax performance versus the global fixed income peer universe constructed by the Frank Russell Company, 2) the overall profitability of all portfolios managed by the portfolio managers, and 3) Brandywine Global’s overall profitability. The global fixed income peer universe includes discretionary separate accounts, commingled funds and mutual funds (gross of fees) managed for US dollar-oriented investors. Portfolios are measured against a global unhedged performance benchmark (measured in US dollars) and have no significant currency or bond market restrictions. The comparison to the global fixed income peer universe includes one quarter, one year, three year and five year time periods. The bonus calculation treats every account under the portfolio manager’s direction in the same manner, including the fund.

As the fund was not operational prior to the date of this SAI, Messrs. Hoffman, Smith and McIntyre did not own shares of the fund as of the date of this SAI.

Proxy Voting

If the fund holds equity securities in its portfolio, it will have the right to vote by proxy on items of business with respect to the issuers whose securities it owns. The Legg Mason Funds have developed proxy voting procedures whereby, subject to Board oversight, the advisers and/or subadvisers that actually manage the assets of each fund are delegated the responsibility for assessing and voting the fund’s proxies in accordance with their own proxy voting policies and procedures. These policies and procedures include specific provisions to determine when a conflict exists between the fund and its adviser and of the adviser’s affiliates. Copies of the proxy voting policies and procedures are attached to this SAI as Appendix B.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge by calling 1-877-515-3863 (toll free), or through the SEC’s Internet site at www.sec.gov.

Code of Ethics

The fund, LMPFA and Brandywine Global each has adopted a code of ethics under Rule 17j-1 of the 1940 Act, which permits personnel covered by the code to invest in securities that may be purchased or held by the fund, but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing. With respect to transactions in Legg Mason Funds, personnel covered by the code: must submit proposed transactions in Legg Mason Funds for pre-clearance; must hold fund shares purchased for at least sixty days; and are prohibited from using their knowledge of the portfolio of a Legg Mason Fund to engage in any trade or short-term trading strategy involving that fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. Short-term securities are excluded from the calculation. Variations in the fund’s portfolio turnover rate from year to year may be due to a fluctuating volume of shareholder purchase and redemption orders or market conditions.

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Under the Advisory Agreement, Brandywine Global is responsible for the execution of portfolio transactions. Corporate and government debt securities are generally traded on the OTC market on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. Prices paid to a dealer in debt securities will generally include a “spread,” which is the difference between the price at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer’s normal profit. Some portfolio transactions may be executed through brokers acting as agent. In selecting brokers or dealers, the adviser must seek the most favorable price (including the applicable dealer spread or brokerage commission) and execution for such transactions, subject to the possible payment, as described below, of higher brokerage commissions or spreads to broker/dealers who provide research and analysis. The fund may not always pay the lowest commission or spread available. Rather, in placing orders on behalf of the fund, the adviser also takes into account other factors bearing on the overall quality of execution, such as size of the order, difficulty of execution, efficiency of the executing broker’s facilities (including the services described below), and any risk assumed by the executing broker.

Consistent with the policy of most favorable price and execution, the adviser may give consideration to research, statistical and other services furnished by brokers/dealers to the adviser for its use, may place orders with brokers/dealers who provide supplemental investment and market research and securities and economic analysis, and may pay to these brokers/dealers a higher brokerage commission than may be charged by other brokers/dealers, or a higher transaction fee on so-called “riskless principal” trades in certain Nasdaq securities. Such services include, without limitation, advice as to the value of securities; the advisability of investing in, purchasing or selling securities; advice as to the availability of securities or of purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Such research and analysis may be useful to the adviser in connection with services to clients other than the fund whose brokerage generated the service. On the other hand, research and analysis received by the adviser from brokers executing orders for clients other than the fund may be used for the fund’s benefit. The adviser’s fee is not reduced by reason of its receiving such brokerage and research services.

The fund may use brokerage firms affiliated with the fund’s investment adviser (“affiliated broker”) as its broker for agency transactions in listed and OTC securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to affiliated brokers will not exceed “usual and customary brokerage commissions.” Rule 17e-1 under the 1940 Act defines “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” In the OTC market, the fund generally deals with responsible primary market makers unless a more favorable execution can otherwise be obtained.

The fund has not commenced operations as of the date of this SAI. Accordingly, it has no brokerage data to report.

Except as permitted by SEC rules or orders, the fund may not buy securities from, or sell securities to, LMIS or its affiliated persons as principal, including so-called “riskless principal” trades. The Board has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund may purchase securities that are offered in certain underwritings in which LMIS or any of its affiliated persons is a participant. These procedures, among other things, limit the fund's investment in the amount of securities of any class of securities offered in an underwriting in which LMIS or any of its affiliated persons is a participant so that the fund, together with all other registered investment companies having the same adviser and all private accounts controlled by the same adviser, may not purchase more than 25% of the principal amount of the offering of such class. In addition, the fund may not purchase securities during the existence of an underwriting if LMIS is the sole underwriter of those securities. In no case in which the fund purchases securities in an underwriting in which LMIS or any affiliated person is a participant can the fund purchase the securities from LMIS or the affiliated person.

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Section 11(a) of the Securities Exchange Act of 1934, as amended, prohibits LMIS from receiving compensation for executing transactions on an exchange for its affiliates, such as the fund, unless the affiliate expressly consents by written contract. The Advisory Agreement expressly provides such consent.

Investment decisions for the fund are made independently from those of other funds and accounts advised by LMPFA and Brandywine Global. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account’s ability to participate in large-volume transactions may produce better executions and prices.

The Fund’s Distributor

LMIS acts as distributor of the fund’s shares pursuant to a Distribution Agreement with the fund. Except as noted in the Prospectus, the fund’s shares are distributed in a continuous offering. The Distribution Agreement obligates LMIS to promote the sale of fund shares and to pay certain expenses in connection with its distribution efforts, including expenses for the printing and distribution of summary prospectuses, prospectuses and periodic reports used in connection with the offering to prospective investors (after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at the fund’s expense) and for supplementary sales literature and advertising costs. The Distribution Agreement is terminable with respect to the fund without penalty, at any time, by the Board, by a vote of the holders of a majority of the shares of the fund, or by LMIS upon 60 days’ notice to the other party.

The fund has adopted a Distribution Plan for each class of the fund (the “Plan”) which, among other things, permits the fund to pay LMIS fees for its services related to sales and distribution of Class A shares, Class C shares and Class FI shares and the provision of ongoing services to the shareholders of each class. Payments with respect to a class are made only from assets attributable to that class. With respect to Class A, the aggregate fees may not exceed an annual rate of 0.25% of the fund's average daily net assets attributable to Class A shares. With respect to Class C, the aggregate fees may not exceed an annual rate of 0.70% of the fund’s average daily net assets attributable to Class C shares. With respect to  Class FI, the aggregate fees may not exceed an annual rate of 0.25% of the fund’s average daily net assets attributable to Class FI shares. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect to the respective class of shares only. LMIS may pay all or a portion of the fees to Financial Advisers.

Amounts payable by the fund under the Plan need not be directly related to the expenses actually incurred by LMIS on behalf of the fund. The Plan does not obligate the fund to reimburse LMIS for the actual expenses LMIS may incur under the Plan. Thus, even if LMIS’ actual expenses exceed the fee payable to LMIS at any given time, the fund will not be obligated to pay more than that fee. If LMIS’ expenses are less than the fee it receives, LMIS will retain the full amount of the fee.

The Plan was adopted, as required by Rule 12b-1 under the 1940 Act, by a vote of the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (“12b-1 Trustees”). In approving the establishment of the Plan, in accordance with the requirements of Rule 12b-1, the trustees determined that there was a reasonable likelihood that the Plan would benefit the fund, the applicable class and its shareholders. The trustees considered, among other things, the extent to which the potential benefits of the Plan to the fund’s Class A, Class C or Class FI shareholders could offset the costs of the Plan; the likelihood that the Plan would succeed in producing such potential benefits; the merits of certain possible alternatives to the Plan; and the extent to which the retention of assets and additional

51

sales of the fund's Class A shares, Class C shares and Class FI shares, as applicable, would be likely to maintain or increase the amount of compensation paid by the fund to LMPFA.

In considering the costs of the Plan, the trustees gave particular attention to the fact that any payments made by the fund to LMIS under the Plan would increase the fund's level of expenses applicable to Class A, Class C and Class FI shares, as applicable, in the amount of such payments. Further, the trustees recognized that LMPFA and Brandywine Global would earn greater management or advisory fees if the fund's assets were increased, because such fees are calculated as a percentage of the fund's assets and thus would increase if net assets increase. The trustees further recognized that there can be no assurance that any of the potential benefits described below would be achieved if the Plan was implemented.

Among the potential benefits of the Plan, the trustees noted that the payment of distribution and service fees to LMIS for payment to securities brokers and their registered representatives could motivate them to improve their sales efforts with respect to the fund's Class A, Class C and Class FI shares and to maintain and enhance the level of services they provide to that class of shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling the fund to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses could serve to offset, at least in part, the additional expenses incurred by the fund in connection with the Plan. Furthermore, the investment management of the fund could be enhanced, as any net inflows of cash from new sales might enable its portfolio managers to take advantage of attractive investment opportunities, and the possible reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

As compensation for its services and expenses, LMIS receives from the fund an annual service fee equivalent to 0.25% of the fund’s average daily net assets attributable to Class A shares in accordance with the Plan. As compensation for its services and expenses, LMIS receives from the fund an annual distribution fee equivalent to 0.45% of its average daily net assets attributable to Class C shares and an annual service fee equivalent to 0.25% of its average daily net assets attributable to Class C shares in accordance with the Plan. As compensation for its services and expenses, LMIS receives from the fund an annual service fee equivalent to 0.25% of its average daily net assets attributable to Class FI shares in accordance with the Plan. All distribution and service fees are calculated daily and paid monthly.

The Plan will continue in effect only so long as it is approved at least annually by the vote of a majority of the Board, including a majority of the 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated with respect to a class of the fund by a vote of a majority of the 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the applicable class of the fund. Any change in the Plan that would materially increase the distribution costs to the fund requires approval by the shareholders of the applicable class of the fund; otherwise, the Plan may be amended by the trustees, including a majority of the 12b-1 Trustees.

In accordance with Rue 12b-1, the Plan provides that LMIS will submit to the Board, and the trustees shall review, at least quarterly, a written report of any amounts expended pursuant to the Plan and the purposes for which the expenditures were made.

The fund has not commenced operations as of the date of this SAI. Accordingly, it has no distribution and service fee information to report.

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The Trust

The certificate of trust to establish the Trust was filed with the State of Maryland on October 7, 2009. The fund is a series of the Trust, a Maryland business trust. The Trust has a total of three separate series. A Maryland business trust is an unincorporated business association that is established under, and governed by, Maryland law. Maryland law provides a statutory framework for the powers, duties, rights and obligations of the Board and shareholders of the Trust, while the more specific powers, duties, rights and obligations of the trustees and the shareholders are determined by the trustees as set forth in the Trust’s declaration of trust (the “Declaration”). Some of the more significant provisions of the Declaration are described below.

Shareholder Voting. The Declaration provides for shareholder voting as required by the 1940 Act or other applicable laws but otherwise permits, consistent with Maryland law, actions by the trustees without seeking the consent of shareholders. The trustees may, without shareholder approval, amend the Declaration or authorize the merger or consolidation of the Trust into another trust or entity, reorganize the Trust, or any series or class into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the Trust or any series or class to another entity, or a series or class of another entity, or terminate the Trust or any series or class.

The fund is not required to hold an annual meeting of shareholders, but the fund will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration. The Declaration provides for “dollar-weighted voting” which means that a shareholder’s voting power is determined, not by the number of shares he or she owns, but by the dollar value of those shares determined on the record date. All shareholders of all series and classes of the Trust vote together, except where required by the 1940 Act to vote separately by series or by class, or when the trustees have determined that a matter affects only the interests of one or more series or classes of shares. Voting rights are not cumulative.

Election and Removal of Trustees. The Declaration provides that the trustees may establish the number of trustees and that vacancies on the board may be filled by the remaining trustees, except when election of trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The Declaration also provides that a mandatory retirement age may be set by action of two-thirds of the trustees and that trustees may be removed, with or without cause, by a vote of shareholders holding two-thirds of the voting power of the Trust, or by a vote of two-thirds of the remaining trustees. The provisions of the Declaration relating to the election and removal of trustees may not be amended without the approval of two-thirds of the trustees.

Amendments to the Declaration. The trustees are authorized to amend the Declaration without the vote of shareholders, but no amendment may be made that impairs the exemption from personal liability granted in the Declaration to persons who are or have been shareholders, trustees, officers or, employees of the Trust or that limit the rights to indemnification or insurance provided in the Declaration with respect to actions or omissions of persons entitled to indemnification under the Declaration prior to the amendment.

Issuance and Redemption of Shares. The fund may issue an unlimited number of shares for such consideration and on such terms as the trustees may determine. All shares in the fund are fully paid and nonassessable. Shareholders are not entitled to any appraisal, preemptive, conversion, exchange or similar rights, except as the trustees may determine. The fund may involuntarily redeem a shareholder’s shares upon certain conditions as may be determined by the trustees, including, for example, if the shareholder fails to provide the fund with identification required by law, or if the fund is unable to verify the information received from the shareholder. Additionally, as discussed below, shares may be redeemed in connection with the closing of small accounts.

Disclosure of Shareholder Holdings. The Declaration specifically requires shareholders, upon demand, to disclose to the fund information with respect to the direct and indirect ownership of shares in

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order to comply with various laws or regulations, and the fund may disclose such ownership if required by law or regulation.

Small Accounts. The Declaration provides that the fund may close out a shareholder’s account by redeeming all of the shares in the account if the account falls below a minimum account size (which may vary by class) that may be set by the trustees from time to time. Alternately, the Declaration permits the fund to assess a fee for small accounts (which may vary by class) and redeem shares in the account to cover such fees, or convert the shares into another share class that is geared to smaller accounts.

Series and Classes. The Declaration provides that the trustees may establish series and classes in addition to those currently established and to determine the rights and preferences, limitations and restrictions, including qualifications for ownership, conversion and exchange features, minimum purchase and account size, expenses and charges, and other features of the series and classes. The trustees may change any of those features, terminate any series or class, combine series with other series in the Trust, combine one or more classes of a series with another class in that series or convert the shares of one class into another class. Each share of the fund, as a series of the Trust, represents an interest in the fund only and not in the assets of any other series of the Trust.

Shareholder, Trustee and Officer Liability. The Declaration provides that shareholders are not personally liable for the obligations of the fund and requires the fund to indemnify a shareholder against any loss or expense arising from any such liability. In addition, the fund will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder. The Declaration further provides that a trustee acting in his or her capacity of trustee is not personally liable to any person other than the Trust or its shareholders, for any act, omission or obligation of the Trust. Further, a trustee is held to the same standard of conduct as a director of a Maryland corporation. This requires that a trustee perform his or her duties in good faith and in a manner he or she reasonably believes to be in the best interests of the Trust or a series thereof, and with the care that an ordinarily prudent person in a like position would use under similar circumstances. The Declaration also permits the limitation of a trustee’s liability to the full extent provided under Maryland law.

Under current Maryland law, a trustee is liable to the Trust or its shareholders for monetary damages only (a) to the extent that it is proved that he or she actually received an improper benefit or profit in money, property or services, or (b) to the extent that a judgment or other final adjudication adverse to the trustee is entered in a proceeding based on a finding in the proceeding that the trustee’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The Declaration requires the Trust to indemnify any persons who are or who have been trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

The Declaration provides that any trustee who serves as chair of the board or of a committee of the board, lead independent trustee or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

Derivative Actions. The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction and other harm that can be caused to the fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by three unrelated shareholders must first be made on the fund’s trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the fund, the trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the fund. The Declaration further provides that shareholders owning shares representing at least 5% of the voting power of the fund must join in bringing the derivative action. If a demand is rejected, the complaining shareholders

54

will be responsible for the costs and expenses (including attorneys’ fees) incurred by the fund in connection with the consideration of the demand, if in the judgment of the independent trustees, the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration, the shareholders bringing the action may be responsible for the fund’s costs, including attorneys’ fees.

The Declaration further provides that the fund shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the fund is obligated to pay shall be calculated using reasonable hourly rates. The Declaration also requires that actions by shareholders against the fund be brought only in federal court in Baltimore, Maryland, or if not permitted to be brought in federal court, then in state court in Baltimore, Maryland, and that the right to jury trial be waived to the full extent permitted by law.

The Trust’s Custodian and
Transfer and Dividend-Disbursing Agent

State Street Bank and Trust Company (“State Street”), P.O. Box 1713, Boston, Massachusetts 02105, serves as custodian of the fund’s assets. BFDS, P.O. Box 953, Boston, Massachusetts 02103, as agent for State Street, serves as transfer and dividend-disbursing agent to the fund and administrator of various shareholder services. Shareholders who request a historical transcript of their account will be charged a fee based upon the number of years researched. The fund reserves the right to institute other charges on shareholders to cover the fund’s administrative costs.

The Trust’s Legal Counsel

K&L Gates LLP, 1601 K Street, N.W., Washington, D.C. 20006-1600, serves as counsel to the Trust.

The Trust’s Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 100 E. Pratt Street, Baltimore, MD 21202, serves as independent registered public accounting firm to the Trust.

Financial Statements

The fund has not yet commenced operations as of the date of this SAI and therefore it does not yet have financial statements.

55

APPENDIX A

Ratings of  Securities

Description of Moody's Investors Service, Inc. ("Moody's") Ratings:

Long-Term Debt Ratings

Aaa - Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa - Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A - Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa - Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba - Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B - Obligations rated B are considered speculative and are subject to high credit risk.

Caa - Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca - Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C - Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Modifiers: Moody's appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Debt Ratings

Prime-1 – Issuers with a Prime-1 (or supporting institutions) have a superior ability for repayment of short-term debt obligations.

Prime-2 – Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term debt obligations.

Prime-3 – Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of short-term obligations.

Not Prime – Issuers (or supporting institutions) rated not prime do not fall within any of the Prime rating categories.

A-1

Description of Standard & Poor's ("S&P") Ratings:

Long-Term Issue Credit Ratings

AAA – An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA – An obligation rated AA differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB – An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B – An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC – An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC – An obligation rated CC is currently highly vulnerable to nonpayment.

C - A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the 'C' rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D -An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A-2

Plus (+) or minus (-) – The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

pr – The letters pr indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR – Not rated.

Commercial Paper

A-1. – A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2. – A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3. – A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

A-3

APPENDIX B

LEGG MASON FUNDS
PROXY VOTING POLICIES
(Revised 8/11/2004)

These policies are designed to address the rights and responsibility of the Legg Mason funds to ensure that proxies held by the funds are voted in the best interests of each respective fund. Some Legg Mason funds, particularly fixed-income funds, will rarely own securities that have corresponding voting rights. Other funds, however, own equity securities and these policies are designed to assure that proxies are voted in the best interests of the funds, to address potential conflicts of interest, and to keep proxy voting records.

1.

Voting Proxies – Proxies solicited for items of business with respect to issuers whose voting securities are owned by a Legg Mason fund, if voted by the fund, must be voted in the best interests of the fund.

2.

Proxy Voting Policies of Advisers to Legg Mason Funds – Each investment adviser and sub-adviser to a Legg Mason fund must have written proxy voting policies and procedures, including policies and procedures to address potential material conflicts between an adviser and its clients (including the fund). Each different adviser may have different proxy voting policies and procedures that are individually tailored to fit its respective businesses and investment styles.

3.

Funds’ Proxy Voting Policies and Procedures - The investment advisers and sub-advisers to the Legg Mason funds are responsible for managing the assets of the fund or funds they manage, including voting proxies. In accordance with the procedures noted below, the Board of Directors/Trustees of the Legg Mason funds will initially and periodically review and approve the use of the advisers’ policies for the voting of the funds’ proxies. The policies and procedures that a fund will utilize with respect to proxy voting shall be the proxy voting policies and procedures of the adviser or sub-adviser that actually manages the assets of the fund. Each adviser or sub-adviser is responsible for maintaining all proxy voting records required to be established and maintained by the Legg Mason funds and shall provide such records to the funds upon request.

4.

Annual Review – An adviser’s proxy voting policies and procedures must be initially reviewed and their use on behalf of a Legg Mason fund approved by the Board of Directors/Trustees. In addition, on an annual basis, each adviser must report any significant problems that arose during the year, any material conflicts, how such conflicts were addressed, and the total number of proxies voted during the previous year. Advisers should also be prepared to discuss any novel or controversial proxy votes during their semi-annual reports to the Board of Directors/Trustees and any votes that were made inconsistent with the adviser’s stated proxy voting policies and procedures.

5.

Changes to Advisers' Policies and Procedures - On an annual basis, any changes to an adviser's proxy voting policies and procedures, as relevant to the funds, must be reported to the Board of Directors/Trustees, which shall review and, in its discretion, approve the use of such amended proxy voting policies and procedures.

B- 1

Legg Mason Partners Fund Advisor, LLC
Proxy Voting Policy

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) delegates to each sub-adviser the responsibility for voting proxies for its funds, as applicable, to each sub-adviser through its contracts with each sub-adviser. Each sub-adviser may use its own proxy voting policies and procedures to vote proxies of the funds if the funds’ Board reviews and approves the use of those policies and procedures. Accordingly, LMPFA does not expect to have proxy-voting responsibility for any of the funds.

Should LMPFA become responsible for voting proxies for any reason, such as the inability of a sub-adviser to provide investment advisory services, LMPFA shall utilize the proxy voting guidelines established by the most recent sub-adviser to vote proxies until a new sub-adviser is retained and the use of its proxy voting policies and procedures is authorized by the Board. In the case of a material conflict between the interests of LMPFA (or its affiliates if such conflict is known to persons responsible for voting at LMPFA) and any fund, the Board of Directors of LMPFA shall consider how to address the conflict and/or how to vote the proxies. LMPFA shall maintain records of all proxy votes in accordance with applicable securities laws and regulations.

LMPFA shall be responsible for gathering relevant documents and records related to proxy voting from each sub-adviser and providing them to the funds as required for the funds to comply with applicable rules under the Investment Company Act of 1940. LMPFA shall also be responsible for coordinating the provision of information to the Board with regard to the proxy voting policies and procedures of each sub-adviser, including the actual proxy voting policies and procedures of each sub-adviser, changes to such policies and procedures, and reports on the administration of such policies and procedures.

Questions regarding this policy should be referred to the Legal and Compliance Department of Legg Mason, Inc.

B-2

BRANDYWINE GLOBAL INVESTMENT MANAGEMENT, LLC

Proxy Voting

Policy:

Brandywine has a responsibility to its clients for voting proxies for portfolio securities consistent with the best economic interests of its clients. Brandywine maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices. The policy and practice includes the fact that the firm has a responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Background:

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

Responsibility:

Compliance has the responsibility for the implementation and monitoring of the firm’s proxy voting policy, practices, disclosures and record keeping, including outlining voting guidelines in the procedures.

Procedures:

Brandywine has implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and the Investment Advisers Act of 1940 (“Advisers Act”). Our authority to vote the proxies of our clients is established through investment management agreements or comparable documents.

In exercising its voting authority, Brandywine will not consult or enter into agreements with officers, directors or employees of its parent, Legg Mason Inc., or any of its affiliates, regarding the voting of any securities owned by its clients.

While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration Brandywine's contractual obligations to our clients and all other relevant facts and circumstances at the time of

B-3

the vote (such that these guidelines may be overridden to the extent Brandywine believes appropriate).

Voting Authority

•

Brandywine shall assume the responsibility and authority with respect to the voting of proxies for all client accounts, unless such responsibility and authority expressly have been delegated to others or reserved to the trustee or other named fiduciary of a client account. In no event will Brandywine's authority to vote proxies obligate it to undertake any shareholder activism on behalf of any client.

•	Brandywine's clients shall be responsible for notifying their custodians of the name and address of the person or entity with voting authority.

•

Brandywine's Compliance Department, on a random basis, reviews the proxy voting process. The gathering and voting of proxies is coordinated through the Administrative Department and Brandywine maintains internal procedures to govern the processing of proxies, including handling client requests and monitoring for potential material conflicts. Research analysts, corporate action specialists and portfolio managers, otherwise referred to as voting persons, and are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.

•

Brandywine will not decline to vote proxies except in extraordinary circumstances, nor will Brandywine accept direction from others with regard to the voting of proxies. Brandywine will take the investment guidelines of an account into consideration in deciding how to vote on a particular issue.

•	Brandywine may vote proxies related to the same security differently for each client.

•

Brandywine  seeks to identify any material conflicts that may arise between the interests of Brandywine and its clients in accordance with the following procedures. Except for extraordinary circumstances, in any such instance, the material conflict will be resolved by either excluding any conflicted person from the voting process or by voting in accordance with the recommendation of Institutional Shareholder Services (ISS), an independent third party.

•

All relevant proxies are reviewed by the Legal and Compliance Department for potential material conflicts of interest. Issues to be reviewed may include whether Brandywine manages assets for the issuer, a shareholder proponent or an employee group of the issuer or otherwise has a current or potential business relationship with the issuer; whether Brandywine, one of its officers or directors or any voting person is a close relative of or has any personal or business relationship with the issuer (excluding normal commercial transactions and investment relationships where there is no special treatment), with an officer, director or other executive person at the issuer, with a candidate for election to the board of the issuer or with a shareholder proponent; whether there is any other material business or personal relationship which may create an interest in the outcome of the matter on the part of a voting person; or whether an affiliate of Brandywine's has a conflict as described above which is known to Brandywine’s voting persons. Conflicts of this nature will be considered material. If the conflict pertains to an individual voting person that person will exclude him- or herself from the vote determination process in order to shield the Brandywine and other voting persons from the conflict, provided the compliance department believes that the other voting persons can determine a vote completely separate from the conflicted voting person. If the conflict cannot be contained, the proxy is voted according to the recommendation of ISS. Any time a material

B-4

conflict is encountered, Brandywine will keep records on the nature of the conflict, the actual vote and the basis for the vote determination.

Voting Guidelines

•	Proxies will not be voted without an analysis of the underlying issues involved.

•	Brandywine’s proxy voting policy at all times shall be directed toward maximizing the value of the assets of managed accounts, for the benefit of the accounts’ ultimate owners/beneficiaries.

•

Any item on a proxy, which would tend to inhibit the realization of maximum value, may receive a negative vote from Brandywine. Examples of such items would be staggered terms for directors, restrictions against cumulative voting, and establishment of different classes of stock, excessive compensation, poor stewardship, or any activity, which could be viewed as a “poison pill” maneuver.

•

On other matters specific to a company, such as the election of directors, the appointment of auditors, granting of options, repricing of options, mergers and other material issues, a decision shall be made in conjunction with the primary analyst responsible for overseeing that company, consistent with the policy of maximizing value.

Voting Records & Client Notification

•

A complete record and file of all votes cast shall be maintained by Brandywine for the period prescribed by the Securities Exchange Commission. Brandywine will similarly maintain copies of policies and procedures, proxy booklets, copies of any documents created by Brandywine that were material to making a decision how to vote proxies and a log of proxy requests and responses.

A proxy log shall be maintained by Brandywine that includes the issuer name, exchange ticker symbol, CUSIP number, shareholder meeting date, brief identification of the matter voted on, whether the matter was proposed by the issuer or by a shareholder of the issuer, whether a vote was cast on the matter, record of how the vote was cast, and whether the vote was cast for or against the recommendation of the issuer’s management team.

•

Clients may obtain information with regard to the manner in which their proxies were voted, as well as detailed policies and procedures by contacting Brandywine, 2929 Arch Street, 8th Floor, Philadelphia, PA  19104, attention: Proxy administrator.

In addition, a description of these Policies shall be provided to new clients prior to the inception of their account, simultaneous with the provision of Brandywine’s Disclosure Brochure whenever possible.

Administration of Proxies

•	At the inception of a new account over which Brandywine has domestic proxy voting authority:
•	New client information is entered onto the appropriate “Proxy System” (ProxyEdge (ADP) for domestic securities and ISS for global securities).
•	Custodians are notified by the Client that proxies should be forwarded to Brandywine.
•	Those proxies that arrive in the Mail Room are sorted and forwarded to a Proxy Administrator.
•	Proxies are placed in date order into pending vote proxy files by a Proxy Administrator.

B-5

•	Proxies are cross-referenced against the Alert List (discussed under Identifying Potential Conflicts).
•	Proxies are then distributed to either the appropriate investment team or, in those instances where a proxy matches an Alert List entry, to the Legal and Compliance Department.
•	In the event that no material conflict exists, the following procedures apply:
•	The voting person’s initials are entered onto the Proxy System’s tickler file in the analyst block.[1]
•	Ballots are voted by a voting person and are returned to a Proxy Administrator for processing on the Proxy System.
•	If a material conflict exists, a Proxy Administrator will obtain a copy of the Institutional Shareholder Services recommendation, which will be attached to the ballot.
•	The voting person will then either (i) complete the Proxy System ballot in accordance with the attached recommendation; or (ii) exclude themselves in writing from voting the proxy.
•	A Proxy Administrator will redirect the proxy to another voting person in instances where an exclusion has occurred.
•	Where applicable, a Proxy Administrator will verify that the ballot was in fact voted in accordance with the ISS recommendation before entering it onto the Proxy System.
•	The proxy booklets and Proxy System ballots are subjected to an approval process by a Proxy Administrator.[1]
•	During the approval process, ballot shares are matched against holdings shares[1].
•	Discrepancies are researched through Brandywine’s internal data warehouse and custodian banks are contacted where necessary to reconcile share amounts.
•

Brandywine personnel act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above could be completed before the applicable deadline for returning proxy votes.

•	Any pending unvoted meetings are reviewed and monitored on a daily basis by Proxy Administrators.
•	All voting records are maintained within the Proxy Systems.
•	Proxy booklets and all additional information (including copies of any documents created by Brandywine that were material to making a decision how to vote proxies) are filed.

Administration of Client Requests

•	All client requests for proxy information (both written and oral), including but not limited to voting records and requests for detailed Policies and Procedures, are referred to a Proxy Administrator.
•

All requests are entered onto a Proxy Request Log maintained by a Proxy Administrator. Information on the log includes the date of the request, the content of the request and the date of the response by Brandywine.

•	The Proxy Administrator works in conjunction with the Client Service Department to respond to all requests in writing.
•	Copies of all written requests and responses thereto, including voting record reports, are maintained in a separate Proxy Request file.

Identifying Potential Conflict of interest

_____________

1 This step applies only to the ADP system for domestic proxies.

B-6

Personal Conflicts

• Each voting person must certify in writing at the beginning of each proxy season that he or she will notify the Legal and Compliance Department of:
	1	any potential personal conflict with regard to a specific proxy; and
	2	any potential conflict of which they become aware relating to another voting person.
•

Potential conflicts should be interpreted broadly in order to capture instances where a conflict of interest could be perceived to exist by a third party. An objective ‘reasonableness’ standard should be applied as opposed to a subjective determination that the individual is not in fact conflicted.

•	The following are examples of potential personal conflicts which are extracted from the SEC’s Final Rule[2]:
•

The adviser may also have business or personal relationships with participants in proxy contests, corporate directors or candidates for directorships. For example, an executive of the adviser may have a spouse or other close relative that serves as a director or executive of a company.

•

Any Board positions held on a publicly traded company by a voting person (as evidenced by their most recent Code of Ethics Certification) will be examined on a case-by-case basis as proxy votes arise in that security.

•	A list of potentially conflicted securities (“Alert List”) will be provided to the Proxy Administrators, who will cross-reference proxy votes as they arise.
•	Any proxies matching securities on the Alert List will be referred to the Legal and Compliance Department for an assessment of the materiality of the conflict.

Professional Conflicts

•

In order to identify instances where a professional association could be perceived as a conflict of interest between Brandywine and a client for purposes of proxy voting, the following procedures will be followed:

•

The names of all clients who are directly connected to a publicly traded security, through a significant ownership interest, which was held by a Brandywine account during the relevant proxy period, will be added to the Alert List.

•

The names of all significant prospects that are directly connected to a publicly traded security, through a significant ownership interest, which was held by a Brandywine account during the relevant proxy period, will be added to the Alert List.

•	The Alert List will be cross-referenced by the Proxy Administrators against proxies on a day-to-day basis.

_____________

2 17 CFR Part 275 [Release No. IA-2106; File No. S7-38-02], RIN 3235-AI65

B-7

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

Legg Mason Manager Select Large Cap Growth Fund
Legg Mason Manager Select Large Cap Value Fund

CLASS I SHARES

Fund	Class	Ticker Symbol
Legg Mason Manager Select Large Cap Growth Fund	I	LSLIX

Legg Mason Manager Select Value Trust	I	LGRIX

STATEMENT OF ADDITIONAL INFORMATION

December 1, 2009

This statement of additional information (“SAI”) is not a prospectus. It should be read in conjunction with the funds’ Prospectus dated December 1, 2009, which has been filed with the U.S. Securities and Exchange Commission (“SEC”). A copy of the Prospectus or the funds’ annual report may be obtained without charge from the funds’ distributor, Legg Mason Investor Services, LLC (“LMIS”), by calling 1-888-425-6432 or by visiting our website at www.leggmason.com/individualinvestors.

Legg Mason Investor Services, LLC

  100 International Drive
P.O. Box 1476
Baltimore, Maryland 21202

1-410-539-0000   1-800-822-5544

Page

Description of the Funds	1

Fund Policies	1

Investment Strategies and Risks	3

Additional Tax Information	24

Additional Purchase and Redemption Information	28

Valuation of Fund Shares	30

Management of the Funds	33

The Funds’ Manager, Adviser and Subadvisers	40

Portfolio Transactions and Brokerage	54

The Funds’ Distributor	56

The Trust	56

The Trust’s Custodian and Transfer and Dividend-Disbursing Agent	58

The Trust’s Legal Counsel	58

The Trust’s Independent Registered Public Accounting Firm	58

Financial Statements	58

Ratings of Securities	A-1

Proxy Voting Policies	B-1

No person has been authorized to give any information or to make any representations not contained in the Prospectus or this SAI in connection with the offerings made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by any fund or its distributor. The Prospectus and this SAI do not constitute offerings by any fund or by the distributor in any jurisdiction in which such offerings may not lawfully be made.

  Description of The Funds

Legg Mason Global Asset Management Trust (the “Trust”) is an open-end management investment company that was established as a Maryland business trust on October 7, 2009. Legg Mason Manager Select Large Cap Growth Fund (“Large Cap Growth”) and Legg Mason Manager Select Large Cap Value Fund (“Large Cap Value”) (each, a “fund”) are separate diversified series of the Trust.

Fund Policies

The following information supplements the information concerning each fund’s investment objective, policies and limitations found in the Prospectus.

Each fund’s investment objective is long-term growth of capital. The investment objective of each fund is non-fundamental and may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval upon 60 days’ prior written notice to shareholders.

Each fund has adopted the following fundamental investment limitations that cannot be changed except by a vote of its shareholders.

1.

Borrowing: Each fund may not borrow money, except (1) in an amount not exceeding 33 1/3% of the fund’s total assets (including the amount borrowed) less liabilities (other than borrowings) or (2) by entering into reverse repurchase agreements or dollar rolls;

2.

Underwriting: Each fund may not engage in the business of underwriting the securities of other issuers, except as permitted by the Investment Company Act of 1940, as amended (“1940 Act”), and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or SEC staff or to the extent that the fund may be permitted to do so by exemptive order or other relief from the SEC or SEC staff (collectively, “1940 Act Laws, Interpretations and Exemptions”). This restriction does not prevent the fund from engaging in transactions involving the acquisition, disposition or resale of portfolio securities, regardless of whether the fund may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”);

3.

Loans: Each fund may not lend money or other assets, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the fund from purchasing debt obligations in pursuit of its investment program, or for defensive or cash management purposes, entering into repurchase agreements, loaning its portfolio securities to financial intermediaries, institutions or institutional investors, or investing in loans, including assignments and participation interests;

4.	Senior Securities: Each fund may not issue senior securities, except as permitted under the 1940 Act Laws, Interpretations and Exemptions;

5.

Real Estate: Each fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from investing in issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein, investing in instruments that are secured by real estate or interests therein, or exercising rights under agreements relating to such securities, including the right to enforce security interests;

6.

Commodities: Each fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from engaging in transactions involving foreign currency, futures contracts and options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other similar financial instruments, or investing in securities or other instruments that are secured by physical commodities;

7.

Concentration: Each fund may not make any investment if, as a result, the fund’s investments will be concentrated (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in a particular industry or group of industries. This restriction does not limit the fund’s investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto, or securities of municipal issuers.

With respect to the fundamental policy relating to issuing senior securities set forth in (4) above, “senior securities” are defined as fund obligations that have a priority over a fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act prohibits a fund from issuing senior securities except that a fund may borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose. Each fund may also borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by a fund can increase the speculative character of the fund’s outstanding shares through leveraging. Leveraging of a fund’s portfolio through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the fund’s net assets remain the same, the total risk to investors is increased to the extent of the fund’s gross assets. The policy in (4) above will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.

Although not a part of each fund’s fundamental investment limitation on concentration, it is the current position of the SEC staff that a fund’s investments are concentrated in an industry when 25% or more of the fund’s net assets are invested in issuers whose principal business is in that industry.

The foregoing fundamental investment limitations may be changed only by “the vote of a majority of the outstanding voting securities” of the fund, a term defined in the 1940 Act to mean the vote (a) of 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present, or (b) of more than 50% of the outstanding voting securities of the fund, whichever is less.

Each fund is diversified under the 1940 Act. Although not a part of each fund’s fundamental investment restrictions, the 1940 Act currently states that a fund is diversified if it invests at least 75% of the value of its total assets in cash and cash items (including receivables), U.S. Government securities, securities of other investment companies and other securities limited in respect of any one issuer to (1) no more than 5% of the value of the fund’s total assets, and (2) no more than 10% of the outstanding voting securities of such issuer. Each fund may only change to non-diversified status with the affirmative vote of the fund’s shareholders.

For purposes of the diversification requirement described above, a fund will treat both the corporate borrower and the financial intermediary as issuers of a loan participation interest. Investments by the fund in collateralized mortgage obligations that are deemed to be investment companies under the 1940 Act will be included in the limitation on investments in other investment companies described below under “Investment Strategies and Risks—Investment Companies.”

Unless otherwise stated, each fund’s investment policies and limitations are non-fundamental and may be changed by the Board without shareholder approval. The following are some of the non-fundamental investment limitations that each fund currently observes:

1.	Borrowing: Each fund will not borrow for investment purposes an amount in excess of 5% of its total assets.

2.	Illiquid Securities: Each fund may invest up to 15% of its net assets in illiquid securities.

3.

Margin Purchases: Each fund may not purchase securities on margin, except that (1) each fund may obtain such short-term credits as are necessary for the clearance of transactions and (2) each fund may make margin payments in connection with foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other financial instruments.

Each fund intends to, under normal circumstances, invest at least 80% of its net assets in equity securities of large-cap companies (or other financial instruments that derive their value from the equity securities of such companies).

Each fund may not change its policy to invest at least 80% of its net assets in the type of securities suggested by its name unless it provides shareholders with at least 60 days’ prior written notice of such change. For purposes of these limitations only, net assets include the amount of any borrowing for investment purposes.

Except as otherwise stated, if a fundamental or non-fundamental percentage limitation set forth in the Prospectus or this SAI is complied with at the time an investment is made, a later increase or decrease in percentage resulting from a change in the relevant parameters will not be considered to be outside the limitation. An investment will be deemed to have been made at the time a fund enters into a binding commitment to complete the investment. Each fund will monitor the level of borrowing in its portfolio and will make necessary adjustments to maintain the required asset coverage. If, due to subsequent fluctuations in value or any other reasons, the value of a fund’s illiquid securities exceeds the percentage limitation applicable at the time of acquisition, the fund will consider what actions, if any, are necessary to maintain adequate liquidity.

The adviser has delegated certain investment advisory responsibilities to subadvisers. References to “adviser” in the “Investment Strategies and Risks” section refers to the adviser and/or subadvisers, as applicable.

Investment Strategies and risks

The following information applies to each fund unless otherwise indicated:

This section supplements the information in the Prospectus concerning the investments the funds may make and the techniques they may use. Each fund, unless otherwise stated, may employ a variety of investment strategies, including:

Exposure to Foreign Markets

Each fund may invest in the securities of foreign issuers, foreign currencies and securities of issuers with substantial foreign operations (collectively, “foreign investments”). Foreign investments present certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic issuers. These risks are intensified when investing in countries with developing economies and securities markets, also known as “emerging markets.” Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers and transactions in securities of foreign issuers may be subject to less efficient settlement practices, including extended clearance and settlement periods. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation, withholding taxes and limitations on the use or removal of funds or other assets.

The costs associated with investment in foreign issuers, including withholding taxes, brokerage commissions and custodial fees, may be higher than those associated with investment in domestic issuers. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a fund are uninvested and no return can be earned thereon. The inability of a fund to make intended securities due to settlement problems could cause a fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result in losses to a fund due to subsequent declines in value of the portfolio security or, if a fund has entered into a contract to sell the security, could result in liability to the purchaser.

Since each fund may invest in securities denominated in currencies other than the U.S. dollar and since each fund may hold foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in the currency exchange rates may influence the value of each fund’s shares, and also may affect the value of dividends and interest earned by that fund and gains and losses realized by that fund. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments, other economic and financial conditions, government intervention, speculation and other factors.

In addition to purchasing foreign securities, each fund may invest in American Depositary Receipts (“ADRs”). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the domestic market. Usually issued by a U.S. bank or trust company, ADRs are receipts that demonstrate ownership of underlying foreign securities. For purposes of each fund’s investment policies and limitations, ADRs are considered to have the same classification as the securities underlying them. ADRs may be sponsored or unsponsored; issuers of securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the United States. Accordingly, there may be less information available about such issuers than there is with respect to domestic companies and issuers of securities underlying sponsored ADRs. Each fund may also invest in Global Depositary Receipts (“GDRs”), which are receipts that are often denominated in U.S. dollars and are issued by either a U.S. or non-U.S. bank evidencing ownership of underlying foreign securities. Even where they are denominated in U.S. dollars, depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency.

Although not a fundamental policy subject to shareholder vote, each fund does not currently intend to invest more than 20% of its net assets in foreign securities.

Each fund may, but does not currently intend to, invest in securities of issuers based in emerging markets (including, but not limited to, countries in Asia, Latin America, the Indian sub-continent, Southern and Eastern Europe, the Middle East and Africa). The risks of foreign investment are greater for investments in emerging markets.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging markets. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by economic conditions, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Over the last quarter of a century, inflation in many emerging market countries has been significantly higher than the world average. While some emerging market countries have sought to develop a number of corrective mechanisms to reduce inflation or mitigate its effects, inflation may continue to have significant effects both on emerging market economies and their securities markets. In addition, many of the currencies of emerging market countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have occurred in certain countries.

Because of the high levels of foreign-denominated debt owed by many emerging market countries, fluctuating exchange rates can significantly affect the debt service obligations of those countries. This could, in turn, affect local interest rates, profit margins and exports, which are a major source of foreign exchange earnings. Although it might be theoretically possible to hedge for anticipated income and gains, the ongoing and indeterminate nature of the foregoing risks (and the costs associated with hedging transactions) makes it virtually impossible to hedge effectively against such risks.

To the extent an emerging market country faces a liquidity crisis with respect to its foreign exchange reserves, it may increase restrictions on the outflow of any foreign exchange. Repatriation is ultimately dependent on the ability of a fund to liquidate its investments and convert the local currency proceeds obtained from such liquidation into U.S. dollars. Where this conversion must be done through official channels (usually the central bank or certain authorized commercial banks), the ability to obtain U.S. dollars is dependent on the availability of such U.S. dollars through those channels, and if available, upon the willingness of those channels to allocate those U.S. dollars to a fund. In such a case, a fund’s ability to obtain U.S. dollars may be adversely affected by any increased restrictions imposed on the outflow of foreign exchange. If a fund is unable to repatriate any amounts due to exchange controls, it may be required to accept an obligation payable at some future date by the central bank or other governmental entity of the jurisdiction involved. If such conversion can legally be done outside official channels, either directly or indirectly, a fund’s ability to obtain U.S. dollars may not be affected as much by any increased restrictions except to the extent of the price which may be required to be paid for the U.S. dollars.

Many emerging market countries have little experience with the corporate form of business organization and may not have well-developed corporation and business laws or concepts of fiduciary duty in the business context.

The securities markets of emerging markets are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets; enforcement of existing regulations has been extremely limited. Investing in the securities of companies in emerging markets may entail special risks relating to the potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a fund could lose its entire investment in any such country.

Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

Some emerging markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a fund to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a fund due to subsequent declines in the value of the portfolio security or, if a fund has entered into a contract to sell the security, in possible liability to the purchaser.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for a fund’s portfolio securities in such markets may not be readily available.

Illiquid Investments and Restricted Securities

Each fund may invest up to 15% of its net assets in illiquid investments. For this purpose, “illiquid investments” are those that cannot be sold or otherwise disposed of within seven days for approximately the price at which the fund values the security. Illiquid investments include repurchase agreements with terms of greater than seven days, mortgage-related securities for which there is no established market (including CMOs and direct investments in mortgages as described below), and restricted securities other than those the adviser to a fund has determined are liquid pursuant to guidelines established by the fund’s Board and securities involved in swap, cap, floor and collar transactions, and over-the-counter (“OTC”) options and their underlying collateral. Due to the absence of an active trading market, a fund may have difficulty valuing or disposing of illiquid investments promptly. Judgment plays a greater role in valuing illiquid investments than those for which a more active market exists.

Restricted securities may be sold only in privately negotiated transactions, pursuant to a registration statement filed under the 1933 Act or pursuant to an exemption from registration, such as Rule 144 or Rule 144A under the 1933 Act. A fund may be required to pay part or all of the costs of such registration, and a considerable period may elapse between the time a decision is made to sell a restricted security and the time the registration statement becomes effective.

SEC regulations permit the sale of certain restricted securities to qualified institutional buyers. The investment adviser to a fund, acting pursuant to guidelines established by the fund’s Board, may determine that certain restricted securities qualified for trading on this market are liquid. If qualified institutional investors become uninterested in this market for a time, restricted securities in a fund’s portfolio may adversely affect the fund’s liquidity.

The assets used as cover for OTC options written by a fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Preferred Stock

Each fund may purchase preferred stock as a substitute for debt securities of the same issuer when, in the opinion of its adviser, the preferred stock is more attractively priced in light of the risks involved. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer’s assets, but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. Under normal circumstances, preferred stock does not carry voting rights.

Convertible Securities

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield of nonconvertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities, but rank senior to common stock in a corporation’s capital structure.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege, and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that nonconvertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be less than the ultimate conversion or exchange value.

Many convertible securities are rated below investment grade or, if unrated, are considered of comparable quality. Moody’s describes securities rated Ba as having “speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.”

When-Issued Securities, Delayed-Delivery and Forward Commitment Transactions

Each fund may purchase securities on a “when-issued” basis, for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield) or on a forward commitment basis. These transactions occur when securities are purchased or sold by a fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the fund at the time of entering into the transaction. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Because of fluctuations in the value of securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis, the prices obtained on such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers. Delivery of the securities in such cases occurs beyond the normal settlement periods, but no payment or delivery is made by a fund prior to the reciprocal delivery or payment by the other party to the transaction. In entering into a when-issued or delayed-delivery transaction, a fund relies on the other party to consummate the transaction and may be disadvantaged if the other party fails to do so.

Each fund will at times maintain segregated cash or appropriate liquid securities in an amount at least equal to the amount of the fund’s when-issued or delayed-delivery commitments. On the settlement date, the fund will meet its obligations from then available cash flow, the sale of segregated securities, the sale of other securities or, although it normally would not expect to do so, from the sale of the when-issued or delayed-delivery securities themselves (which may have a greater or lesser value than the fund’s payment obligations).

A fund may sell the securities underlying a when-issued or delayed delivery commitment, which may result in capital gains or losses.

Indexed Securities

Indexed securities are securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities or other financial indicators. Indexed securities typically are debt securities or deposits whose value at maturity and/or coupon rate is determined by reference to a specific instrument or statistic. Indexed securities do not include mutual funds, exchange-traded funds or other pooled investment vehicles that make investments designed to track the performance of a particular market index or other indicator. The performance of indexed securities fluctuates (either directly or inversely, depending upon the instrument) with the performance of the index, security, currency or other instrument to which they are indexed and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their value may substantially decline if the issuer’s creditworthiness deteriorates. The value of some indexed securities varies according to a multiple of the underlying securities, and so will be more volatile than the underlying investments and may have a leverage like effect on the fund. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies. The U.S. Treasury issues securities whose principal value is indexed to the Consumer Price Index (also known as “Treasury Inflation-Indexed Securities”). A fund will purchase indexed securities only of issuers that its adviser determines present minimal credit risks and will monitor the issuer’s creditworthiness during the time the indexed security is held. The adviser will use its judgment in determining whether indexed securities should be treated as short-term instruments, bonds, stock or as a separate asset class for purposes of each fund’s investment allocations, depending on the individual characteristics of the securities. Indexed securities may fluctuate according to a multiple of changes in the underlying instrument or index and, in that respect, have a leverage-like effect on a fund.

Senior Securities

The 1940 Act prohibits the issuance of senior securities by a registered open-end fund with one exception. Each fund may borrow from banks, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings of the fund. Each fund’s non-bank borrowings for temporary purposes only, in an amount not exceeding 5% of the value of the total assets of that fund at the time the borrowing is made, is not deemed to be an issuance of a senior security.

There are various investment techniques that may give rise to an obligation of a fund to make a future payment about which the SEC has stated it would not raise senior security concerns, provided the fund complies with SEC guidance regarding segregation of assets or cover for these investment techniques. Such investment techniques include, among other things, when-issued securities, forward contracts and repurchase agreements. The funds are permitted to engage in these techniques.

Small and Mid-Sized Company Stocks

The advisers for each fund believe that the comparative lack of attention by investment analysts and institutional investors to small and mid-sized companies may result in opportunities to purchase the securities of such companies at attractive prices compared to historical or market price-earnings ratios, book value, return on equity or long-term prospects. Investing in the securities of smaller companies involves special risks. Among other things, the prices of securities of small and mid-sized companies generally are more volatile than those of larger companies; the securities of smaller companies generally are less liquid; and smaller companies generally are more likely to be adversely affected by poor economic or market conditions.

It is anticipated that some of the portfolio securities of the funds may not be widely traded, and that a fund’s position in such securities may be substantial in relation to the market for such securities. Accordingly, it may be difficult for a fund to dispose of such securities at prevailing market prices in order to meet redemptions. However, as a non-fundamental policy, each fund will not invest more than 15% of their respective net assets in illiquid securities.

Investments in securities of companies with small and mid-sized market capitalizations are generally considered to offer greater opportunity for appreciation but also may involve greater risks than customarily are associated with more established companies. The securities of smaller companies may be subject to more abrupt fluctuations in market price than larger, more established companies. Smaller companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. In addition to exhibiting greater volatility, small and mid-sized company stocks may, to a degree, fluctuate independently of larger company stocks, i.e., small and mid-cap company stocks may decline in price as the prices of large company stocks rise or vice versa.

Short Sales

Each fund may sell securities short. A short sale is effected when it is believed that the price of a particular security will decline, and involves the sale of a security which a fund does not own in the hope of purchasing the same security at a later date at a lower price. There can be no assurance that a fund will be able to close out a short position (i.e., purchase the same security) at any particular time or at an acceptable or advantageous price. To make delivery to the buyer, a fund must borrow the security from a broker/dealer through which the short sale is executed, and the broker/dealer delivers the security, on behalf of the fund, to the buyer. The broker/dealer is entitled to retain the proceeds from the short sale until the fund delivers to such broker-dealer the security sold short. In addition, the fund is required to pay to the broker-dealer the amount of any dividends or interest paid on shares sold short.

A fund must segregate an amount of cash or liquid securities with its custodian equal to the difference between the current market value of the securities sold short and any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale).  To the extent that the liquid securities segregated by its custodian or deposited as collateral with the broker are subject to gains or loss, while the securities sold short are also being subject to the possibility of gain or loss, leverage is created.  The liquid securities utilized by a fund in this respect will normally be primarily composed of equity portfolio securities that are subject to gains or losses and, accordingly, when the fund executes short sales leverage will normally be created.

A fund is said to have a short position in the securities sold until it delivers to the broker/dealer the securities sold, at which time the fund receives the proceeds of the sale. A fund will normally close out a short position by purchasing on the open market and delivering to the broker/dealer an equal amount of the securities sold short.

A fund will realize a gain if the price of a security declines between the date of the short sale and the date on which the fund purchases a security to replace the borrowed security. On the other hand, a fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that a fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that losses from a short sale may be limitless, while the losses from a cash investment in a security cannot exceed the total amount of the investment in the security.

There is also a risk that a borrowed security will need to be returned to the broker/dealer on short notice. If the request for the return of a security occurs at a time when other short sellers of the security are receiving similar requests, a “short squeeze” can occur, meaning that a fund might be compelled, at the most disadvantageous time, to replace the borrowed security with a security purchased on the open market, possibly at prices significantly in excess of the proceeds received earlier.

A fund’s ability to engage in short sales may be impaired by temporary prohibitions on short selling that may be imposed by domestic and/or foreign government regulators.

A fund may also make short sales “against the box,” meaning that at all times when a short position is open the fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. Short sales “against the box” result in a “constructive sale” and require a fund to recognize any gain unless an exception to the constructive sale rule applies.

Short sales may afford a fund an opportunity to earn additional current income to the extent it is able to enter into arrangements with brokers/dealers through which the short sales are executed to receive income with respect to the proceeds of the short sales during the period the fund’s short positions remain open. Each fund believes that some brokers/dealers may be willing to enter into such arrangements, but there is no assurance that it will be able to enter into such arrangements to the desired degree.

Warrants or Rights

Warrants or rights may be acquired by the fund in connection with other securities or separately. They provide the fund with the right to purchase other securities of the issuer at a later date. Since a warrant does not carry with it the right to dividends or voting rights with respect to securities that the warrant holder is entitled to purchase, and because it does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants acquired by the fund in units or attached to securities may be deemed to be without value.

Options, Futures and Other Strategies

GENERAL. Each fund may invest in certain options, futures contracts (sometimes referred to as “futures”), options on futures contracts, forward currency contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments (collectively, “Financial Instruments”) to attempt to enhance its income or yield or to attempt to hedge its investments. The strategies described below may be used in an attempt to manage a fund’s foreign currency exposure (including exposure to the euro) as well as other risks of a fund’s investments that can affect its net asset value (“NAV”). A fund’s adviser may determine not to hedge particular risks, and a fund may be completely unhedged at any point in time. Each fund may utilize futures contracts and options to a limited extent. Specifically, a fund may enter into futures contracts and related options provided that not more than 10% of its net assets are required as a futures contract deposit and/or premium; in addition, a fund may not enter into futures contracts or related options if, as a result, more than 25% of the fund’s total assets would be so invested.

Hedging strategies can be broadly categorized as “short hedges” and “long hedges.” A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a fund’s portfolio. Thus, in a short hedge a fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a fund intends to acquire. Thus, in a long hedge, a fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, a fund does not own a corresponding security and, therefore, the transaction does not relate to a security the fund owns. Rather, it relates to a security that the fund intends to acquire. If the fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the fund’s portfolio is the same as if the transaction were entered into for speculative purposes.

Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a fund owns or intends to acquire. Financial Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which a fund has invested or expects to invest. Financial Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the “CFTC”). In addition, a fund’s ability to use Financial Instruments may be limited by tax considerations. See “Additional Tax Information.”

The funds are operated by persons who have claimed an exclusion, granted to operators of registered investment companies like the funds, from registration as a “commodity pool operator” with respect to the funds under the Commodity Exchange Act, and therefore, are not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

In addition to the instruments, strategies and risks described below, the advisers expect to discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as the advisers develop new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The advisers may utilize these opportunities to the extent that they are consistent with a fund’s investment objective and permitted by its investment limitations and applicable regulatory authorities. A fund might not use any of these strategies, and there can be no assurance that any strategy used will succeed. The funds’ Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

SPECIAL RISKS. The use of Financial Instruments involves special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1)

Successful use of most Financial Instruments depends upon an adviser’s ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to increase return or reduce risk.

(2)

When Financial Instruments are used for hedging purposes, there might be an imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund’s current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the fund’s other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund’s investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from the imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund’s options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

(3)	If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a fund entered into a short hedge because its adviser projected a decline in the price of a security in the fund’s portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either such case, the fund would have been in a better position had it not attempted to hedge at all.

(4)

As described below, a fund might be required to maintain segregated assets as “cover” or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time.

(5)

A fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a fund.

COVER. Transactions using Financial Instruments, other than purchased options, expose a fund to an obligation to another party. A fund will not enter into any such transactions unless it owns either (1) an offsetting (“covering”) position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets held in a segregated account, or designated on the fund’s books as segregated for this purpose, with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, segregate cash or liquid assets in the prescribed amount as determined daily.

Assets used as cover cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a fund’s assets for cover or segregation could impede portfolio management or the fund’s ability to meet redemption requests or other current obligations.

OPTIONS. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable a fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, a fund would suffer a loss.

Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the fund will be obligated to sell the security or currency at less than its market value. If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under “Illiquid and Restricted Investments.”

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the fund will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under “Illiquid and Restricted Investments.”

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

Each fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a fund to realize profits or limit losses on an option position prior to its exercise or expiration.

A type of put that a fund may purchase is an “optional delivery standby commitment,” which is entered into by parties selling debt securities to the fund. An optional delivery standby commitment gives a fund the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

RISKS OF OPTIONS ON SECURITIES. Options offer large amounts of leverage, which will result in a fund’s NAV being more sensitive to changes in the value of the related instrument. Each fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a fund as well as the loss of any expected benefit of the transaction.

Each fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a fund might be unable to close out an OTC option position at any time prior to its expiration.

If a fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing transaction for a covered call option written by a fund could leave the fund unable to prevent material losses because the fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDICES. Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total dollar value for each point of such difference. When a fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the fund’s exercise of the put, to deliver to the fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

RISKS OF OPTIONS ON INDICES. The risks of investment in options on indices may be greater than options on securities. Because index options are settled in cash, when a fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the “timing risk” inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, a fund, as the call writer, will not learn that the fund has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer’s obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This “timing risk” is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, a fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Assets used as cover for OTC options may be considered illiquid as described under “Illiquid Investments and Restricted Securities.”

European-style options are only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

In addition, futures strategies can be used to manage the average duration of a fund’s fixed income portfolio. If an adviser wishes to shorten the average duration of a fund’s fixed income portfolio, the fund may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If an adviser wishes to lengthen the average duration of a fund’s fixed income portfolio, the fund may buy a debt futures contract or a call option thereon, or sell a put option thereon.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking-to-market.” Variation margin does not involve borrowing, but rather represents a daily settlement of a fund’s obligations to or from a futures broker. When a fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain segregated cash or securities.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. Successful use of futures contracts and related options depends upon the ability of the adviser to assess movements in the direction of overall securities and interest rates, which requires different skills and techniques than assessing the value of individual securities. Moreover, futures contracts relate not to the current price level of the underlying instrument, but to the anticipated price level at some point in the future; trading of stock index futures may not reflect the trading of the securities that are used to formulate the index or even actual fluctuations in the index itself. There is, in addition, the risk that movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged. Price distortions in the marketplace, such as resulting from increased participation by speculators in the futures market, may also impair the correlation between movements in the prices of futures contracts and movements in the prices of the hedged securities. If the price of the futures contract moves less than the price of securities that are the subject of the hedge, the hedge will not be fully effective; but if the price of the securities being hedged has moved in an unfavorable direction, a fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage may be partially offset by losses on the futures position.

Options have a limited life and thus can be disposed of only within a specific time period. Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although each fund intends to purchase and sell futures only on exchanges or boards of trade where there appears to be a liquid secondary market, there is no assurance that such a market will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, a fund would continue to be required to make variation margin payments.

Purchasers of options on futures contracts pay a premium in cash at the time of purchase which, in the event of adverse price movements, could be lost. Sellers of options on futures contracts must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. In addition, a fund’s activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The exchanges may impose limits on the amount by which the price of a futures contract or related option is permitted to change in a single day. If the price of a contract moves to the limit for several consecutive days, a fund may be unable during that time to close its position in that contract and may have to continue making payments of variation margin. A fund may also be unable to dispose of securities or other instruments being used as “cover” during such a period.

INDEX FUTURES. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of the hedge increases as the composition of a fund’s portfolio diverges from the securities included in the applicable index. The price of the index futures may move more than or less than the price of the securities being hedged. If the price of the index futures moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, a fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, a fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures, a fund may buy or sell index futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where a fund has sold index futures contracts to hedge against decline in the market, the overall market may advance and the value of the particular securities held in a fund’s portfolio may decline. If this occurred, the fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices on which the futures contracts are based.

Where index futures are purchased to hedge against a possible increase in the price of securities before a fund is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the fund then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

* * * * *

FOREIGN CURRENCY HEDGING STRATEGIES -- SPECIAL CONSIDERATIONS. Each fund may use options and futures contracts on foreign currencies (including the euro), as described above and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which that fund’s securities are denominated or to attempt to enhance income or yield. Currency hedges can protect against price movements in a security that a fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

Each fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the fund’s adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

FORWARD CURRENCY CONTRACTS. Each fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long hedges; for example, a fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the fund intends to acquire. Forward currency contract transactions may also serve as short hedges; for example, a fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security, dividend or interest payment denominated in a foreign currency.

Each fund may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in euros, it could enter into a forward currency contract to sell euros in return for U.S. dollars to hedge against possible declines in the euro’s value. Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The cost to a fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction. Each fund will deal only with banks, brokers/dealers or other financial institutions that the adviser deems to be of high quality and to present minimum credit risk. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities each fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

As is the case with futures contracts, parties to forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, a fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, a fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in an account.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a fund might need to purchase or sell foreign currencies in the spot (i.e., cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Successful use of forward currency contracts depends on an adviser’s skill in analyzing and predicting currency values. Forward currency contracts may substantially change a fund’s exposure to changes in currency exchange rates and could result in losses to the fund if currencies do not perform as the fund’s adviser anticipates. There is no assurance that an adviser’s use of forward currency contracts will be advantageous to the fund or that the adviser will hedge at an appropriate time.

Although each fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Each fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

COMBINED POSITIONS. Each fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of its overall position. For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

TURNOVER. Each fund’s options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by a fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a fund may also cause the sale of related investments, also increasing turnover; although such exercise is within the fund’s control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

SWAPS, CAPS, FLOORS AND COLLARS. Each fund may enter into swaps, caps, floors and collars to attempt to increase the fund’s return, to attempt to preserve a return or a spread on a particular investment or portion of its portfolio, or to protect against any increase in the price of securities the fund anticipates purchasing at a later date. A swap involves the exchange by a fund with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of buying a cap and a floor.

Swap agreements, including caps, floors and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the overall volatility of a fund’s investments and its share price and yield because, and to the extent, these agreements affect the fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage-backed security values, corporate borrowing rates or other factors such as security prices or inflation rates.

Swap agreements will tend to shift a fund’s investment exposure from one type of investment to another. For example, if a fund agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options.

The creditworthiness of firms with which a fund enters into swaps, caps, floors or collars will be monitored by its adviser. If a firm’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. Changing conditions in a particular market area, such as those recently experienced in the subprime mortgage market, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of the counterparty. For example, the counterparty may have experienced losses as a result of its exposure to the subprime market that adversely affect its creditworthiness. If a default occurs by the other party to such transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

The net amount of the excess, if any, of a fund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the fund’s custodian that satisfies the requirements of the 1940 Act. A fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the fund. The advisers and the funds believe that such covered obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a fund’s restrictions on borrowing or senior securities. Each fund understands that the position of the SEC is that assets involved in swap transactions are illiquid and are, therefore, subject to the limitations on investing in illiquid investments. See “Illiquid Investments and Restricted Securities.”

Repurchase Agreements

When cash is temporarily available, or for temporary defensive purposes, each fund may invest without limit in repurchase agreements and money market instruments, including high-quality short-term debt securities. A repurchase agreement is an agreement under which either U.S. Government obligations or other high-quality liquid debt securities are acquired from a securities dealer or bank subject to resale at an agreed-upon price and date. The securities are held for each fund by a custodian bank as collateral until resold and will be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. Each fund bears a risk of loss if the other party to a repurchase agreement defaults on its obligations and the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, which may decline in value in the interim. The funds will enter into repurchase agreements only with financial institutions determined by each fund’s adviser to present minimal risk of default during the term of the agreement.

Repurchase agreements are usually for a term of one week or less but may be for longer periods. Repurchase agreements maturing in more than seven days may be considered illiquid. A fund will not enter into repurchase agreements of more than seven days’ duration if more than 15% of its net assets would be invested in such agreements and other illiquid investments. To the extent that proceeds from any sale of collateral securities upon a default of the obligation to repurchase were less than the repurchase price, a fund might suffer a loss. If bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a fund could be delayed or limited. However, each fund’s adviser monitors the creditworthiness of parties with which the fund may enter into repurchase agreements to minimize the prospect of such parties becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement.

When a fund enters into a repurchase agreement, it will obtain as collateral from the other party securities equal in value to at least the repurchase amount including the interest factor. Such securities will be held for that fund by a custodian bank or an approved securities depository or book-entry system.

In determining its status as a diversified fund, each fund, in accordance with SEC rules and staff positions, considers investment in a fully collateralized repurchase agreement to be equivalent to investment in the collateral.

Reverse Repurchase Agreements

Each fund may enter into reverse repurchase agreements. A reverse repurchase agreement has the characteristics of a secured borrowing by a fund and creates leverage in a fund’s portfolio. In a reverse repurchase transaction, a fund sells a portfolio instrument to another person, such as a financial institution or broker/dealer, in return for cash. At the same time, the fund agrees to repurchase the instrument at an agreed-upon time and at a price that is greater than the amount of cash that the fund received when it sold the instrument, representing the equivalent of an interest payment by the fund for the use of the cash. During the term of the transaction, the fund will continue to receive any principal and interest payments (or the equivalent thereof) on the underlying instruments.

Each fund may engage in reverse repurchase agreements as a means of raising cash to satisfy redemption requests or for other temporary or emergency purposes. Unless otherwise limited in the Prospectus or this SAI, each fund may also engage in reverse repurchase agreements to the extent permitted by its fundamental investment policies in order to raise additional cash to be invested by the fund’s portfolio managers in other securities or instruments in an effort to increase the fund’s investment returns.

During the term of the transaction, a fund will remain at risk for any fluctuations in the market value of the instruments subject to the reverse repurchase agreement as if it had not entered into the transaction. When a fund reinvests the proceeds of a reverse repurchase agreement in other securities, the fund will also be at risk for any fluctuations in the market value of the securities in which the proceeds are invested. Like other leveraging risks, this makes the value of an investment in the fund more volatile and increases the fund’s overall investment exposure. In addition, if a fund’s return on its investment of the proceeds of the reverse repurchase agreement does not equal or exceed the implied interest that it is obligated to pay under the reverse repurchase agreement, engaging in the transaction will lower the fund’s return.

When a fund enters into a reverse repurchase agreement, it is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent or otherwise default on its obligations to the fund. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the fund’s exercising its rights under the agreement, or those rights may be limited by other contractual agreements or obligations or by applicable law.

In addition, a fund may be unable to sell the instruments subject to the reverse repurchase agreement at a time when it would be advantageous to do so, or may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to its obligations under a reverse repurchase agreement. This could adversely affect the portfolio managers’ strategy and result in lower fund returns. At the time a fund enters into a reverse repurchase agreement, the fund is required to set aside cash or other appropriate liquid securities in the amount of the fund’s obligation under the reverse repurchase agreement or take certain other actions in accordance with SEC guidelines, which may affect the fund’s liquidity and ability to manage its assets. Although complying with SEC guidelines would have the effect of limiting the amount of fund assets that may be committed to reverse repurchase agreements and other similar transactions at any time, it does not otherwise mitigate the risks of entering into reverse repurchase agreements.

Neither fund will engage in reverse repurchase agreements if its total borrowings exceed 33-1/3% of its total assets.

Securities Lending

Each fund may lend portfolio securities to brokers or dealers in corporate or government securities, banks or other recognized institutional borrowers of securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the fund’s custodian. During the time the securities are on loan, the borrower will pay the fund an amount equivalent to any dividends or interest paid on such securities, and the fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the fund or the borrower. Each fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. Each fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The risks of securities lending are similar to those of repurchase agreements. Each fund presently does not intend to lend more than 5% of its portfolio securities at any given time.

Securities of Other Investment Companies

The funds may invest in the securities of other investment companies, including open-end mutual funds, closed-end funds, unit investment trusts, private investment companies and offshore investment companies. An investment in an investment company involves risks similar to those of investing directly in the investment company’s portfolio securities, including the risk that the value of the portfolio securities may fluctuate in accordance with changes in the financial condition of their issuers, the value of stocks and other securities generally, and other market factors.

In addition, investing in the securities of other investment companies involves certain other risks, costs and expenses for that fund. If a fund invests in another investment company, the fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company, which are in addition to the advisory fees and other operational expenses incurred by the fund. In addition, a fund could incur a sales charge in connection with purchasing an investment company security or a redemption fee upon the redemption of such security. An investment in the shares of a closed-end investment company may also involve the payment of a substantial premium over, while sales of such shares may be made at a substantial discount from, the NAV of the issuer’s portfolio securities.

The funds may also invest in the securities of private investment companies, including “hedge funds and private equity funds.” As with investments in other investment companies, if a fund invests in a private investment company, the fund will be charged its proportionate share of the advisory fees including incentive compensation and other operating expenses of such company. These fees, which can be substantial, would be in addition to the advisory fees and other operating expenses incurred by the fund. In addition, private investment companies are not registered with the SEC and may not be registered with any other regulatory authority. Accordingly, they are not subject to certain regulatory requirements and oversight to which registered issuers are subject. There may be very little public information available about their investments and performance. Moreover, because sales of shares of private investment companies are generally restricted to certain qualified purchasers, such shares may be illiquid and it could be difficult for a fund to sell its shares at an advantageous price and time. Finally, because shares of private investment companies are not publicly traded, a fair value for a fund’s investment in these companies typically will have to be determined under policies approved by the Board.

The 1940 Act provides that the funds may not purchase or otherwise acquire the securities of other registered investment companies (as defined in the 1940 Act) if, as a result of such purchase or acquisition, it would own: (i) more than 3% of the total outstanding voting stock of the acquired investment company; (ii) securities issued by any one investment company having a value in excess of 5% of the fund’s total assets; or (iii) securities issued by all investment companies having an aggregate value in excess of 10% of the fund’s total assets. Certain exceptions may be available from these limits such as when the fund invests in an exchange-traded fund or a money market fund.

The funds will invest in the securities of other investment companies, including private investment companies, when, in the adviser’s judgment, the potential benefits of the investment justify the expense and risk of investing in such investment companies.

Securities of Exchange-Traded Funds

The funds may invest in the securities of exchange-traded funds (“ETFs”). ETFs are ownership interests in unit investment trusts, depositary receipts and other pooled investment vehicles that are traded on an exchange and that hold a portfolio of securities or other financial instruments (the “Underlying Assets”). The Underlying Assets are typically selected to correspond to the securities that comprise a particular broad based, sector or international index, or to provide exposure to a particular industry sector or asset class. “Short ETFs” seek a return similar to the inverse, or a multiple of the inverse, of a reference index. The Underlying Assets of short ETFs may include a variety of financial instruments, including futures and options on futures, options on securities and securities indexes, swap agreements and forward contracts, and may engage in short sales.

Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are designed to be traded throughout the trading day, bought and sold based on market prices rather than NAV. Shares can trade at either a premium or discount to NAV. The portfolios held by ETFs are publicly disclosed on each trading day and an approximation of actual NAV is disseminated throughout the trading day. Because of this transparency, the trading prices of ETFs tend to closely track the actual NAV of the Underlying Assets and a fund will generally gain or lose value depending on the performance of the Underlying Assets. In the future, as new products become available, the fund may invest in ETFs that do not have this same level of transparency and, therefore, may be more likely to trade at a larger discount or premium to actual NAVs. Gains or losses on a fund’s investment in ETFs will ultimately depend on the purchase and sale price of the ETF. An active trading market for an ETF’s shares may not develop or be maintained and trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

An investment in an ETF involves risks similar to investing directly in the Underlying Assets, including the risk that the value of the Underlying Assets may fluctuate in accordance with changes in the financial condition of their issuers, the value of securities and other financial instruments generally, and other market factors.

The performance of an ETF will be reduced by transaction and other expenses, including fees paid by the ETF to service providers. Investors in ETFs are eligible to receive their portion of income, if any, accumulated on the securities held in the portfolio, less fees and expenses of the ETF.

If an ETF is a registered investment company (as defined in the 1940 Act), the limitations applicable to a fund’s ability to purchase securities issued by other investment companies apply. However, the SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the funds) in excess of these limits. The SEC has issued such exemptive orders to the ETFs in which the funds may invest, which permits investment companies (such as the funds) to invest in such ETFs beyond the limitations in the 1940 Act, subject to certain terms and conditions. Under the orders, a fund generally may acquire up to 25% of the assets of an ETF.

Recent Market Events

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the economy at large. Both domestic and international equity and fixed income markets have been experiencing heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. It is uncertain how long these conditions will continue.

In addition to the recent unprecedented turbulence in financial markets, the reduced liquidity in credit and fixed income markets may also negatively affect many issuers worldwide. Illiquidity in these markets may mean there is less money available to purchase raw materials, goods and services, which may, in turn, bring down the prices of these economic staples. It may also result in issuers having more difficulty obtaining financing and ultimately a decline in their stock prices. These events and the potential for continuing market turbulence may have an adverse effect on a fund.

The U.S. federal government and certain foreign governments have made an effort to calm credit markets and increase confidence in the U.S. and world economies. The U.S. government is injecting liquidity into certain large financial services companies and has established programs to assist in the purchase of money market instruments. The ultimate effect of these efforts is, of course, not yet known.

Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the funds themselves are regulated. Such legislation or regulation could limit or preclude a fund’s ability to achieve its investment objective.

Because the situation in the markets is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration or magnitude of these market events.

Additional Tax Information

The following is a general summary of certain federal tax considerations affecting each fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information regarding any federal, state, local or foreign taxes that may apply to them.

General

For federal tax purposes, each fund is treated as a separate corporation. To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (“Code”), a fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income, the excess of net short-term capital gain over net long-term capital loss, and any net gains and losses from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) (“Distribution Requirement”) and must meet several additional requirements. For each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies (“Income Requirement”); (2) at the close of each quarter of the fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities; and (3) at the close of each quarter of the fund’s taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than Government securities or the securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers the fund controls that are determined to be engaged in the same, similar or related trades or businesses.

By qualifying for treatment as a RIC, a fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If a fund failed to qualify for that treatment for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders, and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (taxable as ordinary income, except that, for individual shareholders, the part of those dividends that is “qualified dividend income,” (as described in the Prospectus) would be taxable as net capital gain, at a maximum federal income tax rate of 15%) to the extent of the fund’s earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

Each fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends and Other Distributions and Redemption of Shares

Dividends and other distributions a fund declares in December of any year that are payable to its shareholders of record on a date in that month will be deemed to have been paid by the fund and received by the shareholders on December 31 if the fund pays the distributions during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

Dividends from a fund’s investment company taxable income, whether received in cash or reinvested in additional fund shares, are generally taxable to its shareholders as ordinary income, to the extent of its earnings and profits. A portion of the dividends from each fund’s investment company taxable income (whether paid in cash or reinvested in additional fund shares) may be eligible for (1) the 15% maximum rate of federal income tax applicable to “qualified dividend income” that individual shareholders receive in taxable years beginning before January 1, 2011, and (2) the dividends-received deduction allowed to corporations. The eligible portion for purposes of the 15% rate for either fund may not exceed the aggregate dividends the fund receives from most domestic corporations and certain foreign corporations, whereas only dividends a fund receives from domestic corporations are eligible for purposes of the dividends-received deduction. In addition, the availability of that 15% rate and deduction is subject to satisfaction by the fund, with respect to the shares on which the dividends it receives are paid, and the shareholders, with respect to its fund shares, of certain holding period and other restrictions. However, dividends a corporate shareholder receives and deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. A fund’s distributions of net capital gain (“capital gain distributions”) do not qualify for the dividends-received deduction.

If fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the investor will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Capital gain distributions a fund makes that are attributable to any net capital gain it recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2011, will be subject to federal income tax at a maximum rate of 15% for individual shareholders. In addition, any capital gain an individual shareholder realizes on a redemption before that date of his or her fund shares held for more than one year will qualify for that maximum rate. Furthermore, if shares of a fund are purchased within 30 days before or after a redemption of shares of the fund at a loss, all or a portion of that loss will not be deductible and will increase the basis in any newly purchased shares.

Foreign Securities

FOREIGN TAXES. Dividends and interest a fund receives, and gains it realizes, from foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

PASSIVE FOREIGN INVESTMENT COMPANIES. Each fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive, or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on disposition of that stock (collectively “PFIC income”), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the 15% maximum federal income tax rate applicable to individuals’ “qualified dividend income.”

If a fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain -- which the fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the QEF did not distribute those earnings and gain to the fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each fund may elect to “mark-to-market” its stock in any PFIC and, in such event, would be required to distribute to its shareholders any resulting gains in accordance with the Distribution Requirement. “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the stock over a fund’s adjusted basis therein as of the end of that year. Pursuant to the election, a fund also may deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the fund included in income for prior taxable years under the election. A fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

FOREIGN CURRENCIES. Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of a debt security denominated in foreign currency that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security, and (3) that are attributable to fluctuations in exchange rates between the time a fund accrues interest, dividends or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a fund’s investment company taxable income to be distributed to its shareholders, as ordinary income, rather than affecting the amount of its net capital gain.

Short Sales

In general, gain or loss on a short sale is recognized when a fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in a fund’s hands. Except with respect to certain situations where the property used by a fund to close a short sale has a long-term holding period on the date of the short sale, special rules generally treat the gains on short sales as short-term capital gains, which is taxed as ordinary income when distributed to shareholders. These rules may also terminate the holding period of “substantially identical property” held by a fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by a fund for more than one year. Dividends received by a fund on borrowed stock will generally not be treated as qualified dividend income. In general, a fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

Options, Futures and Foreign Currency Contracts

The use of Financial Instruments, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations) -- and gains from options, futures and forward currency contracts a fund derives with respect to its business of investing in securities or foreign currencies – will be treated as qualifying income under the Income Requirement.

Some futures, foreign currency contracts and “non-equity” options (i.e., certain listed options, such as those on a “broad-based” securities index) in which a fund may invest will be subject to section 1256 of the Code (“section 1256 contracts”). Any section 1256 contracts a fund holds at the end of its taxable year, other than contracts with respect to which it has made a “mixed straddle” election, must be “marked-to-market” (that is, treated as having been sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on those deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount a fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain a fund recognizes, without in either case increasing the cash available to it. A fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

When a covered call option written (sold) by a fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when it wrote the option. When a covered call option written by a fund is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending upon the holding period of the underlying security and whether the sum of the option price received upon the exercise plus the premium received when it wrote the option is more or less than the basis in the underlying security.

Code section 1092 (dealing with straddles) also may affect the taxation of Financial Instruments in which a fund may invest. That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options, futures and forward currency contracts are positions in personal property. Under section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain “wash sale” rules, which apply to a transaction where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. If a fund makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a fund of straddle transactions are not entirely clear.

Other

If a fund has an “appreciated financial position” -- generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a “constructive sale” of the position, the fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract a fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to a fund’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

Additional Purchase and Redemption Information

If your check to purchase shares is not honored by the institution on which it is drawn, you may be subject to extra charges in order to cover collection costs. These charges may be deducted from your shareholder account.

Moving Between Share Classes

If you wish to “move” your investment between share classes (within the same fund or between different funds), the funds generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. If you desire to move your investment between share classes, please contact the funds at 1-888-425-6432 for more information. An exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-taxable exchange.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan is available to those shareholders who own shares directly with the funds, excluding those shares held in individual retirement accounts (“IRAs”) or Coverdell education savings accounts (“Coverdell ESAs”). You should contact your Financial Adviser to determine if it offers a similar service. (A “Financial Adviser” is a financial intermediary that has entered into an agreement with LMIS to sell shares of a fund.)

Class I Shareholders

Certain shareholders of a fund’s Class I shares with an initial NAV of $1,000,000 or more may be eligible to participate in the Legg Mason Institutional Funds Systematic Withdrawal Plan. Receipt of payment of proceeds of redemptions made through the Systematic Withdrawal Plan will be wired through ACH to your checking or savings account – redemptions of fund shares may occur on any business day of the month and the checking or savings account will be credited with the proceeds in approximately two business days. Requests must be made in writing to Legg Mason Institutional Funds to participate in, change or discontinue the Systematic Withdrawal Plan. You may change the monthly amount to be paid to you or terminate the Systematic Withdrawal Plan at any time, without charge or penalty, by notifying Legg Mason Investor Services – Institutional. Each fund, its transfer agent and Legg Mason Investor Services – Institutional also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

In General

The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified.

Redemptions will be made at the NAV per share, determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) (normally 4:00 p.m. (Eastern time)) on the day corresponding to the redemption option designated by the investor. If the Exchange is not open for business on that day, the shares will be redeemed at the per share NAV determined as of the close of regular trading on the Exchange on the next day the Exchange is open. If the redemption option designated is the last day of the month and the Exchange is not open for business on that day, the shares will be redeemed at the per share NAV determined as of the previous day the Exchange was open.

Withdrawal payments are treated as a sale of shares rather than as a dividend or other distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of your original investment may be correspondingly reduced.

Ordinarily, you should not purchase additional shares of a fund in which you have an account if you maintain a Systematic Withdrawal Plan, because there are tax disadvantages associated with such purchases and withdrawals. The funds will not knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year’s worth of scheduled withdrawals.

Other Information Regarding Redemptions

Each fund reserves the right to modify or terminate telephonic, electronic or other redemption services, as applicable to that fund, described in the funds’ Prospectus and this SAI at any time.

The date of a payment for redemption may not be postponed for more than seven days, and the right of redemption may not be suspended by a fund or its distributor, except (i) for any periods during which the Exchange is closed (other than for customary weekend and holiday closings), (ii) when trading in markets a fund normally utilizes is restricted, or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of that fund’s investments or determination of its NAV not reasonably practicable, or (iii) for such other periods as the SEC by regulation or order may permit for protection of a fund’s shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the NAV next determined after the suspension is lifted.

Foreign securities markets may be open for trading on days when the funds are not open for business. The NAV of fund shares may be significantly affected on days when investors do not have access to their respective fund to purchase and redeem shares.

Clients of certain financial intermediaries that maintain omnibus accounts with the funds’ transfer agent may obtain shares through those financial intermediaries. Such financial intermediaries may receive payments from the funds’ distributor for account servicing, and may receive payments from their clients for other services performed. Investors may be able to purchase shares from LMIS without receiving or paying for such other services.

Redemption In-Kind

Each fund reserves the right, under certain conditions, to honor any request for a redemption by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing that fund’s NAV per share. Because redemption in-kind may be used at times of unusual illiquidity in the markets, these valuation methods may include fair value estimations. If payment is made in securities, a shareholder should expect to incur brokerage expenses in converting those securities into cash and the market price of those securities will be subject to fluctuation until they are sold. Each fund does not redeem “in-kind” under normal circumstances, but would do so where its adviser determines that it would be in the best interests of that fund’s shareholders as a whole. A redemption in-kind may be considered the sale of securities by the fund to the party receiving the securities (except for tax purposes). Redemptions in-kind will not be done with LMIS or other affiliated persons of the fund except as permitted by SEC rules or orders, or other interpretive guidance from regulators.

Shares Purchased and Redeemed Through Another Securities Dealer or Other Financial Intermediary

The funds have authorized one or more financial services institutions to receive on their behalf purchase and redemption orders. Such financial services institutions are authorized to designate plan administrator intermediaries to receive purchase and redemption orders on a fund’s behalf. A fund will be deemed to have received a purchase or redemption order when an authorized financial services institution or, if applicable, a financial services institution’s authorized designee, receives the order. Orders will be priced at that fund’s NAV next computed after they are received by an authorized trust company or the financial services institution’s authorized designee and accepted by that fund.

Transferring Legg Mason Fund Shares to Another Securities Dealer or Other Financial Intermediary

You may transfer fund shares only to an account with another securities dealer or other financial intermediary that has entered into an agreement with LMIS or one of its affiliates with respect to the particular fund. Some dealers and intermediaries may have agreements with LMIS or one of its affiliates with respect to some Legg Mason Funds and not others. Depending on the dealer or intermediary to which you transfer the shares, certain shareholder services may not be available for the transferred shares. After the transfer, you may purchase additional fund shares. All future trading of fund shares, including exchanges, is subject to the rules of the dealer or intermediary and its continued agreement with the distributor that permits such trading.

You should contact your securities dealer, financial intermediary or the fund for further information on transferring fund shares.

Valuation of Fund Shares

Pricing of a fund’s shares will not be done on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The methods used by the pricing service and the quality of the valuations so established are reviewed by the adviser under the general supervision of the Board.

Disclosure of Portfolio Holdings

The Board has adopted the following policy with respect to the disclosure of each fund’s portfolio holdings. The Board believes the policy is in the best interests of the funds and their shareholders and that it strikes an appropriate balance between the desire of investors for information about the funds’ portfolio holdings and the need to protect the funds from potentially harmful disclosures. The extent of these disclosures and when they will be made was reviewed and approved by the Board upon the recommendations of the funds’ manager. The Board will be provided with reports regarding any determinations made by the Chief Legal Officer pursuant to the policy and any other material issues arising under the policy and can exercise oversight over the operation of the policy.

Policy. Except as described below, no portfolio holdings information of a fund shall be provided to any individual, investor or other person or entity unless specifically authorized by the Chief Legal Officer or a person authorized by the Chief Legal Officer.

Public Disclosure of Portfolio Holdings. Each fund distributes complete portfolio holdings information to its shareholders through semi-annual and annual reports first mailed to shareholders within sixty days after period end. Such semi-annual and annual reports are also made available to the public through postings at the same time on the Legg Mason Funds’ website. Additionally, complete portfolio holdings information is filed with the SEC on Form N-Q for the first and third quarters of the funds’ fiscal year. The funds’ reports and their Form N-Q filings are available at the website of the SEC at http://www.sec.gov.

Complete portfolio holdings information may be provided to shareholders and other persons on a quarterly basis no sooner than 25 calendar days following the quarter end, provided that such information has been made available to the public through a posting on the Legg Mason Funds’ website or by the filing of Form N-Q or Form N-CSR in accordance with SEC rules.

Partial information concerning each fund’s portfolio holdings (such as top ten holdings) may be provided to shareholders and other persons in fact sheets and other formats on a monthly or quarterly basis no sooner than 11 business days after quarter or month end, provided that such information has been made available to the public through postings on the Legg Mason Funds’ website at least one day previously.

Complete or partial portfolio holdings information may be included in responses to Requests for Proposal, Pitch Books or similar marketing materials, provided that such information is based only on the latest portfolio holdings information publicly available in accordance with the funds’ policy.

Non-Public Dissemination of Portfolio Holdings Information. From time to time it may be necessary to disclose portfolio holdings that are not publicly available, to certain third parties. Such entities may be provided with information more current than the latest publicly-available portfolio holdings only if the Chief Compliance Officer determines that 1) more current information is necessary in order for the third party to complete its task, 2) the fund has a legitimate need for disclosing the information, and 3) the third party has agreed in writing (or is otherwise required by virtue of a written code of ethics, professional responsibility, governmental or SRO rules, or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s), and not to trade securities on the basis of the information. No consideration may be received by any party for providing non-public portfolio holdings information to any third party, except consideration received by each fund in connection with the services being provided to it by the third party which receives the non-public information. The adviser and its affiliates shall not be deemed to have received consideration solely by the fact that services provided to each fund may result in sales of fund shares.

At the present time, the Trust has ongoing arrangements with the following parties to provide them with non-public portfolio holdings information:

Service Providers:

State Street Bank and Trust Company – Information is provided daily with no time lag.

PricewaterhouseCoopers LLP – Information is provided as needed with no time lag.

K&L Gates LLP - Information is provided with Board materials approximately four to six weeks after quarter-end and may be provided at other times as needed with no time lag.

RiskMetrics Group – Information is provided daily with no time lag.

Vedder Price P.C. – Information is provided with Board of Trustees materials approximately four to six weeks after quarter-end and may be provided at other times as needed with no time lag.

Other Third Parties:

Lipper Analytical Services Corporation – Information is provided quarterly with a time lag of five business days.

FactSet Research Systems, Inc. – Information is provided daily with no time lag.

Macgregor Professional Services – Information is provided as needed with no time lag.

Cabot Research – Information is provided weekly with no time lag.

DSTi – Information is provided monthly with no time lag.

Fidelity – Information is provided quarterly with a time lag of five business days.

In all cases, the party receiving the information has agreed in writing (or is otherwise required by virtue of a written code of ethics, professional responsibility, governmental or SRO rules or fiduciary duty)

to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

Additionally, each fund may occasionally reveal certain of its current portfolio holdings information to brokers/dealers in connection with that broker/dealer executing securities transactions on behalf of the fund. In such a case, a fund does not enter into a formal confidentiality agreement with the broker/dealer but relies on the broker/dealer’s obligations based on statutes, rules, and fiduciary obligations, not to trade based on the information or otherwise use it improperly. The fund would not continue to conduct business with a broker dealer whom the adviser believed was misusing the disclosed information.

The Board, officers, and certain LMIS employees, including the funds’ accounting, legal, compliance, marketing, administrative personnel and members of certain LMIS committees or groups, have access to each fund’s portfolio holdings information prior to the time it is made public. All such persons are subject to a Code of Ethics that requires that portfolio holdings information be kept confidential and that they not trade securities on the basis of such information.

Each fund may also provide certain information (other than complete portfolio holdings) as set forth in paragraphs 1 and 2 below that is related to each fund’s portfolio holdings or derived from each fund’s portfolio holdings to individual and institutional shareholders, prospective shareholders, intermediaries working on behalf of these persons (including consultants and fiduciaries of 401(k) plans), and the media even if the information has not been made publicly available on the Legg Mason Funds’ website or in other published form, so long as the Chief Legal Officer determines that the fund has a legitimate business purpose for disclosing the information and the dissemination cannot reasonably be seen to give the recipient an advantage in trading fund shares or in any other way harm the fund or its shareholders.

1.

A small number of portfolio holdings (including information that a fund no longer holds a particular security). However, information about a security may not be released if it could reasonably be seen to interfere with the current or future purchase or sale activities of the fund or is contrary to applicable law. In this respect, information about intended or ongoing transactions may not be released. However, such disclosure may not be made pursuant to ongoing arrangements with third parties to make such information available.

2.

General information about the portfolio holdings that cannot be used to determine the fund’s portfolio holdings or any portion thereof. This would include such characteristics of the fund as portfolio volatility, median capitalization, percentages of international and domestic securities, sector allocations, yields, performance attribution, types of bonds, term structure exposure, bond maturities and duration.

The Chief Legal Officer may authorize another person to make the determinations required under this policy. If consistent with the best interests of the fund and its shareholders, such determinations (whether made by the Chief Legal Officer or his/her designee) do not necessarily need to be made each time the information is disclosed. For example, such determinations may be made with respect to general categories or information or a particular type of information disclosed to a particular third party or category of third party.

Management of the funds

Under applicable law, the Board is responsible for management of the Trust and provides broad oversight over its affairs. The Trust’s officers manage the day-to-day operations of the Trust under the general direction of the Board.

The standing committees of the Board include an Audit Committee, a Nominating Committee and an Independent Trustees Committee. All trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are members of all three committees.

The Audit Committee meets at least twice a year with the Trust’s independent registered public accounting firm and officers to consider issues relating to the accounting principles used by the Trust, the auditor’s assessment of the adequacy of internal controls, the qualifications and fees of the independent registered public accounting firm, the scope of the audit services and any permissible non-audit services for which they are retained, the results of the audit and other matters. The Nominating Committee meets as necessary to review and nominate candidates for positions as trustees, to fill vacancies on the Board, and to evaluate the performance of trustees. The selection and nomination of candidates to serve as Independent Trustees is committed to the discretion of the Independent Trustees. The Independent Trustees Committee considers matters related to fund operations and oversees issues related to the Independent Trustees.

The tables below provide information about the Trust’s trustees and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. (“Legg Mason”) and its affiliates. The mailing address of each trustee and officer is 100 International Drive, Baltimore, Maryland 21202, Attn: Fund Secretary. The Nominating Committee will accept recommendations for nominations from any source it deems appropriate. Shareholders may forward recommendations to the Fund Secretary at the above address.

INDEPENDENT TRUSTEES:

Name, (Year of Birth) and Position with Trust	Term of Office and Length of Time Served (1)	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee	Principal Occupation(s) During the Past Five Years
Hearn, Ruby P. (1940) Trustee	Since inception	15	None	Senior Vice President Emerita of The Robert Wood Johnson Foundation (non-profit) since 2001; formerly, Senior Vice President of The Robert Wood Johnson Foundation (1996 to 2001).
Lehman, Arnold L. (1944) Lead Independent Trustee	Since inception	15	None	Director of the Brooklyn Museum since 1997; Trustee of American Federation of Arts since 1998; formerly, Director of The Baltimore Museum of Art (1979 to 1997).
Masters, Robin J.W. (1955) Trustee	Since inception	15

Director of Cheyne Capital International Limited (investment advisory firm). Director/Trustee of Legg Mason Asian Funds plc, Legg Mason Institutional Funds plc, Western Asset Fixed Income Funds plc and Western Asset Debt Securities plc.

				Retired; formerly, Chief Investment Officer of ACE Limited (insurance) (1986 to 2000).
McGovern, Jill E. (1944) Trustee	Since inception	15	None

Senior Consultant, American Institute for Contemporary German Studies (AICGS) since 2007; formerly, Chief Executive Officer of The Marrow Foundation (non-profit) (1993 to 2007); Executive Director of the Baltimore International Festival (1991 to 1993); Senior Assistant to the President of The Johns Hopkins University (1986 to 1990).

Mehlman, Arthur S. (1942) Trustee	Since inception	Director/ Trustee of all Legg Mason Funds consisting of 15 portfolios; Director/ Trustee of the Royce Family of Funds consisting of 28 portfolios.	Director of Municipal Mortgage & Equity, LLC.	Retired; formerly, Partner, KPMG LLP (international accounting firm) (1972 to 2002).
O’Brien, G. Peter (1945) Trustee	Since inception	Director/ Trustee of all Legg Mason Funds consisting of 15 portfolios; Director/ Trustee of the Royce Family of Funds consisting of 28 portfolios.	Director of Technology Investment Capital Corp.

Retired. Trustee Emeritus of Colgate University; Board Member, Hill House, Inc. (residential home care); Board Member, Bridges School (pre-school); formerly, Managing Director, Equity Capital Markets Group of Merrill Lynch & Co. (1971 to 1999).

Rowan, S. Ford (1943) Trustee	Since inception	15	None

Chairman, National Center for Critical Incident Analysis, National Defense University, since 2004; Professional Lecturer in Organizational Sciences, The George Washington University since 2008; formerly, Consultant, Rowan & Blewitt Inc. (management consulting) (1984 to 2007).

Tarola, Robert M. (1950) Trustee	Since inception	15	Director of TeleTech Holdings, Inc.

President of Right Advisory LLC (corporate finance and governance consulting) since 2008; formerly, Senior Vice President and Chief Financial Officer of W.R. Grace & Co. (specialty chemicals) (1999 to 2008) and MedStar Health, Inc. (healthcare) (1996 to 1999); Partner, Price Waterhouse, LLP (accounting and auditing) (1984 to 1996).

INTERESTED TRUSTEES:

Name, (Year of Birth) and Position with Trust	Term of Office and Length of Time Served (1)	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee	Principal Occupation(s) During the Past Five Years
Fetting, Mark R. (1954)	Since inception	Chairman and	None	President, CEO, Chairman and Director of Legg Mason, Inc. and

Chairman and Trustee		Director/Trustee of all Legg Mason Funds consisting of 15 portfolios; Director/Trustee of the Royce Family of Funds consisting of 28 portfolios.	None

Chairman of Legg Mason Funds since 2008; formerly, President of all Legg Mason Funds (2001 to 2008); Senior Executive Vice President of Legg Mason, Inc., Director and/or officer of various Legg Mason, Inc. affiliates (2000 to 2008); Division President and Senior Officer of Prudential Financial Group, Inc. and related companies, including fund boards and consulting services to subsidiary companies (1991 to 2000).

Odenath, David (1957) President and Trustee	Since inception	15	None

Senior Executive Vice President of Legg Mason, Inc. and President of Legg Mason Funds since 2008; formerly, President of Prudential Annuities (2002 to 2008); Executive Vice President (2003 to 2008) of American Skandia Investment Services, Inc; Chief Executive Officer and Director (2003 to 2008) of American Skandia Life Assurance Corporation, American Skandia Information Services and Technology Corporation and Skandia U.S. Inc.; President, Chief Executive Officer and Director (2003 to 2008) of American Skandia Marketing, Inc.; President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (1999 to 2003) of Prudential Investments; Senior Vice President (1999 to 2008) of Prudential Financial, Inc.; Senior Vice President (1993 to  1999) of PaineWebber Group, Inc. (investment banking).

EXECUTIVE OFFICERS:

Name, (Year of Birth) and Position with Trust	Term of Office and Length of Time Served (1)	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee	Principal Occupation(s) During the Past Five Years

Becker, Ted P. (1951) Vice President and Chief Compliance Officer	Since inception	N/A	N/A

Director of Global Compliance at Legg Mason (2006 to present); Managing Director of Compliance at Legg Mason & Co. (2005 to present); Chief Compliance Officer with certain mutual funds associated with Legg Mason & Co. (since 2006); Chief Compliance Officer of Legg Mason Partners Fund Advisor, LLC and certain affiliates; Managing Director of Compliance at Citigroup Asset Management (2002 to 2005). Prior to 2002, Managing Director-Internal Audit & Risk Review at Citigroup Inc.

Gerken, R. Jay (1951) Vice President	Since inception	N/A	N/A

Managing Director of Legg Mason & Co., LLC, Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason & Co., LLC or its affiliates (2005 to present); President of Legg Mason Partners Fund Advisor, LLC ("LMPFA") (2006 to present); formerly, Chairman of Smith Barney Fund Management LLC and Citi Fund Management Inc. (“CFM”) (2002 to 2005); Chairman, President and Chief Executive Officer of Travelers Investment Adviser, Inc. (2002 to 2005).

Frenkel, Robert I. (1954) Secretary	Since inception	N/A	N/A

Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (2005 to present); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. (2003 to present); formerly, Managing Director and General Counsel of Global Mutual Funds for Citigroup Asset Management (“CAM”) (2000 to 2005); Secretary of CFM (2001 to 2004).

Ozsolak, Kaprel (1965) Treasurer and Chief Financial Officer	Since inception	N/A	N/A

Director of Legg Mason & Co. (since 2005); Chief Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. (since 2005); formerly, Vice President at CAM (1996 to 2005); Chief Financial Officer and Treasurer of certain mutual funds associated with CAM (2004 to 2005); Controller of certain mutual funds associated with CAM (2002 to 2004).

(1)

Officers of the Trust are elected to serve until their successors are elected and qualified. Trustees of the Trust serve a term of indefinite length until their retirement, resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act.

Mr. Fetting and Mr. Odenath are considered to be interested persons, as defined in the 1940 Act, of the Trust on the basis of their employment with each fund’s manager or its affiliated entities (including each fund’s principal underwriter) and Legg Mason, the parent holding company of those entities, as well as their ownership of Legg Mason stock.

The following table shows each trustee’s ownership of shares of the funds and of all the Legg Mason Funds served by the trustee as of December 31, 2008:

Name of Trustee	Dollar Range of Equity Securities in:		Aggregate Dollar Range of Shares in the Legg Mason Funds Owned by Trustee ($)
INDEPENDENT TRUSTEES:
Hearn, Ruby P.	Large Cap Growth Large Cap Value	None None	50,001 - 100,000
Lehman, Arnold L.	Large Cap Growth Large Cap Value	None None	Over 100,000
Masters, Robin J.W.	Large Cap Growth Large Cap Value	None None	50,001 - 100,000
McGovern, Jill E.	Large Cap Growth Large Cap Value	None None	Over 100,000
Mehlman, Arthur S.	Large Cap Growth Large Cap Value	None None	50,001 - 100,000
O’Brien, G. Peter	Large Cap Growth Large Cap Value	None None	Over 100,000
Rowan, S. Ford	Large Cap Growth Large Cap Value	None None	Over 100,000
Tarola, Robert M.	Large Cap Growth Large Cap Value	None None	Over 100,000
INTERESTED TRUSTEES:
Fetting, Mark R.	Large Cap Growth Large Cap Value	None None	Over 100,000
Odenath, David R.	Large Cap Growth Large Cap Value	None None	None

The following table provides certain information relating to the compensation of the Trust’s trustees. None of the Legg Mason Funds has any retirement plan for its trustees. However, each trustee may participate in a deferred compensation plan as discussed below.

Name of Person and Position	Aggregate Compensation From the Trust*	Total Compensation from Legg Mason Funds**($)	Total Compensation From Fund Complex*** ($)
INDEPENDENT TRUSTEES:
Hearn, Ruby P. – Trustee	N/A	115,000	115,000
Lehman, Arnold L. – Trustee	N/A	134,250	134,250
Masters, Robin J.W. – Trustee	N/A	116,250	116,250
McGovern, Jill E. – Trustee	N/A	116,250	116,250
Mehlman, Arthur S. – Trustee	N/A	126,250	242,250
O’Brien, G. Peter – Trustee	N/A	118,750	234,750
Rowan, S. Ford – Trustee	N/A	116,250	116,250
Tarola, Robert M. – Trustee	N/A	118,750	116,250
INTERESTED TRUSTEES:
Fetting, Mark R. – Chairman of the Board and Trustee	N/A	None	None
Odenath, David R. –Trustee	N/A	None	None

*	The funds have not yet commenced operations as of the date of this SAI and therefore have not yet paid any compensation to the trustees of the Trust.

**

Represents aggregate compensation paid to each trustee during the calendar year ended December 31, 2008 from the Legg Mason Funds. During that period there were 10 open-end investment companies in the Legg Mason Funds, consisting of 15 portfolios.

***

Represents aggregate compensation paid to each trustee during the calendar year ended December 31, 2008 from the Fund Complex. The Fund Complex includes the Legg Mason Funds and the 28 portfolios of The Royce Funds.

Officers and trustees who are interested persons of the Trust, as defined in the 1940 Act, receive no salary or fees from the Trust. For serving as a trustee of all of the Legg Mason mutual funds, each Independent Trustee receives an annual retainer of $75,000 and a fee of $7,500 for each regularly scheduled meeting he or she attends. Individual trustees may elect to defer all or a portion of their fees through deferred compensation plans. The Lead Independent Trustee receives additional compensation of $18,000 annually. The Chair of the Audit Committee receives additional compensation of $10,000 annually. The Co-Chairs of the Nominating Committee receive additional compensation of $5,000 in any year where the Committee is active. Independent Trustees will also receive a fee of $3,750 or $1,250 for any special Board meeting they attend in person or by telephone, respectively. The Independent Trustees review the level of trustee compensation periodically in order to determine if adjustments are appropriate. This review is conducted in consultation with the fund’s counsel, independent trustee counsel and independent consultants, as appropriate. Changes in compensation will depend on, among other things, the number, type and size of funds in the complex, market changes in mutual fund trustee compensation, changes in the operational and regulatory environment, and changes in the oversight role played by the Independent Trustees.

As the funds were not operational prior to the date of this SAI, the trustees and officers of the Trust owned beneficially or of record, in the aggregate, less than 1% of the outstanding shares of any class of a fund as of the date of this SAI. In addition, as of the date of this SAI, no shareholders owned of record or beneficially 5% or more of a class of the outstanding shares of a fund.

The Funds’ Manager, Adviser and subadvisers

Manager

Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the "manager"), 620 Eighth Avenue, New York, New York 10018, is a wholly owned subsidiary of Legg Mason, which also is the parent of LMIS. LMPFA serves as manager to the funds under a Management Agreement (“Management Agreement”).

Under the Management Agreement, LMPFA, subject to the supervision of the Board, regularly provides each fund with investment research, advice, management and supervision, furnishes a continuous investment program for each fund’s portfolio of securities and other investments consistent with the fund’s investment objective, policies and restrictions, determines from time to time what securities and other investments will be purchased, retained or sold by each fund and implements those decisions subject to the provisions of the fund’s governing documents, the 1940 Act, the applicable rules and regulations of the SEC and other applicable federal and state law, as well as any specific policies adopted by the Board and disclosed to LMPFA. The Management Agreement further provides that LMPFA provides advice and recommendations with respect to any other aspects of the business and affairs of each fund, and exercises voting rights, rights to consent to corporate action and any other rights pertaining to each fund’s portfolio securities subject to such direction as the Board may provide, and performs such other functions of investment management and supervision as may be directed by the Board. LMPFA and its affiliates pay all compensation of trustees and officers of each fund who are officers, trustees or employees of LMPFA. Each fund pays all of its expenses which are not expressly assumed by LMPFA. These expenses include, among others, interest expense, taxes, brokerage fees and commissions, expenses of preparing and printing summary prospectuses, prospectuses, statements of additional information, proxy statements and reports to shareholders and of distributing them to existing shareholders, custodian charges, transfer agency fees, distribution fees to LMIS, each fund's distributor, compensation of the independent trustees, legal and audit expenses, insurance expenses, shareholder meetings, proxy solicitations, expenses of registering and qualifying fund shares for sale under federal and state law, governmental fees and a portion of expenses incurred in connection with membership in investment company organizations. A fund also is liable for such nonrecurring expenses as may arise, including litigation to which the fund may be a party. A fund may also have an obligation to indemnify its trustees and officers with respect to litigation.

Under the Management Agreement, each fund has the non-exclusive right to use the name “Legg Mason” until that Agreement is terminated, or until the right is withdrawn in writing by LMPFA, as appropriate.

LMPFA receives for its services to each fund a management fee, calculated daily and payable monthly, at an annual rate of 0.75% on average daily net assets up to the first $1 billion; 0.725% on average daily net assets between $1 billion and $2 billion; 0.70% on average daily net assets between $2 billion and $5 billion; 0.675% on average daily net assets between $5 billion and $10 billion; and 0.65% of average daily net assets exceeding $10 billion.

LMPFA has contractually agreed to waive its fees or reimburse other expenses for each fund to the extent necessary to limit operating expenses related to Class I shares (exclusive of interest, brokerage, dividend expense on short sales, taxes and extraordinary expenses) to an annual rate of 0.90% of average net assets attributable to Class I shares until December 31, 2011. Each fund has agreed to pay LMPFA for waived fees and reimbursed expenses provided that payment does not cause the fund’s Class I annual operating expenses to exceed the aforementioned rate and the payments are made within three years after the year in which LMPFA earned the fee or incurred the expense.

As the fund was not operational prior to the date of this SAI, the fund has not yet paid any management fees.

Adviser

Legg Mason Global Asset Allocation, LLC (“LMGAA” or the “adviser”), 620 Eighth Avenue, New York, New York 10018, also a wholly owned subsidiary of Legg Mason, provides certain investment advisory services to the funds under an Investment Advisory Agreement (“Investment Advisory Agreement”) with LMPFA.

Under the Investment Advisory Agreement, LMGAA serves as the “manager of managers” for the funds and has responsibility for monitoring and coordinating the overall management of the funds, including rebalancing each fund’s target asset allocations among subadvisers, monitoring the subadvisers for the funds and ensuring that asset allocations are consistent with the guidelines that have been approved by the Board. LMGAA also provides portfolio management for the completion portfolio of each fund which includes regularly providing investment research, advice, management and supervision; otherwise assisting in determining from time to time what securities will be purchased, retained or sold by a fund; and implementing decisions to purchase, retain or sell securities made on behalf of a fund, all subject to the supervision of LMPFA and the general supervision of the Board. LMGAA also places orders for each fund either directly with the issuer or with any broker or dealer; provides advice and recommendations with respect to other aspects of the business and affairs of each fund; and performs such other functions of management and supervision as may be directed by the Board and LMPFA.

Subadvisers

Pursuant to separate subadvisory agreements (each, a “Subadvisory Agreement”), the following subadvisers (each, a “subadviser”) independently select the majority of the funds’ investments. Each subadviser is a wholly owned subsidiary of Legg Mason.

Barrett Associates, Inc. (“Barrett Associates”), 90 Park Avenue, 34th Floor, New York, New York 10016, serves as a subadviser to Large Cap Growth.

Batterymarch Financial Management, Inc. (“Batterymarch”), John Hancock Tower, 200 Clarendon Street, Boston, Massachusetts 02116, serves as subadviser to each fund.

Brandywine Global Investment Management, LLC (“Brandywine Global”), 2929 Arch Street, Philadelphia, Pennsylvania 19104, serves as a subadviser to Large Cap Value.

ClearBridge Advisors, LLC (“ClearBridge”), 620 Eighth Avenue, New York, New York 10018, serves as a subadviser to each fund.

Legg Mason Capital Management, Inc. (“LMCM”), 100 International Drive, Baltimore, Maryland 21202, serves as a subadviser to each fund. LMCM does not currently manage any portion of either fund’s portfolio.

Pursuant to the Subadvisory Agreements, each subadviser provides day-to-day portfolio management of a portion of a fund’s assets which includes regularly providing investment research, advice, management and supervision; otherwise assisting in determining from time to time what securities will be purchased, retained or sold by a fund; and implementing decisions to purchase, retain or sell securities made on behalf of a fund, all subject to the supervision of LMPFA and LMGAA and the general supervision of the Board. Each subadviser also places orders for each fund either directly with the issuer or with any broker or dealer; provides advice and recommendations with respect to other aspects of the business and affairs of each fund; and performs such other functions of management and supervision as may be directed by the Board, LMPFA and LMGAA.

Additional Information About the Management Agreement, Investment Advisory Agreement and Subadvisory Agreements

Under each Management Agreement, Investment Advisory Agreement and Subadvisory Agreement, LMPFA/LMGAA/Barrett Associates/Batterymarch/Brandywine Global/ClearBridge/LMCM, as applicable, will not be liable for any error of judgment or mistake of law or for any loss by a fund in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties under the respective Agreement.

For each fund, each Management Agreement, Investment Advisory Agreement and each Subadvisory Agreement terminates automatically upon assignment and is terminable at any time without penalty by vote of the Board, by vote of a majority of the applicable fund’s outstanding voting securities, or by LMPFA/LMGAA/Barrett Associates/Batterymarch/Brandywine Global/ClearBridge/LMCM, as applicable, on not less than 60 days’ notice to the other party to the Agreement, and may be terminated immediately upon the mutual written consent of all parties to the Agreement. The Investment Advisory Agreement and Subadvisory Agreements terminate immediately upon termination of the associated Management Agreement.

Portfolio Managers: Other Accounts

Large Cap Growth. The following people serve as portfolio managers to Large Cap Growth:

LMGAA: Steven D. Bleiberg, Y. Wayne Lin and Andrew D. Purdy;

Barrett Associates: E. Wells Beck and Robert J. Milnamow; and

ClearBridge: Scott Glasser, Peter Bourbeau, Richard Freeman and Evan Bauman.

The tables below provide information regarding other accounts for which the portfolio managers have day-to-day management responsibility as of September 30, 2009.

Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance-Based ($ millions)

LMGAA
Steven D. Bleiberg
Registered Investment Companies	18	1,692	0	-
Other Pooled Investment Vehicles	40	2,585	0	-
Other Accounts	1	158	0	-
Y. Wayne Lin
Registered Investment Companies	0	-	0	-
Other Pooled Investment Vehicles	0	-	0	-
Other Accounts	0	-	0	-
Andrew D. Purdy

Registered Investment Companies	18	1,692	0	-
Other Pooled Investment Vehicles	27	435	0	-
Other Accounts	1	158	0	-
Barrett Associates
E. Wells Beck
Registered Investment Companies*	1	14	0	-
Other Pooled Investment Vehicles	0	-	0	-
Other Accounts**	14	16	0	-
Robert J. Milnamow
Registered Investment Companies	2	85	0	-
Other Pooled Investment Vehicles	0	-	0	-
Other Accounts	54	128	0	-
ClearBridge
Evan Bauman
Registered Investment Companies	7	7,020	0	-
Other Pooled Investment Vehicles	2	120	0	-
Other Accounts	32,215	6,790	0	-
Peter Bourbeau
Registered Investment Companies	3	2,160	0	-
Other Pooled Investment Vehicles	5	80	0	-
Other Accounts	32,041	6,420	0	-
Richard Freeman
Registered Investment Companies	6	6,920	0	-
Other Pooled Investment Vehicles	2	120	0	-
Other Accounts	32,041	6,310	0	-
Scott Glasser

Registered Investment Companies	5	6,890	0	-
Other Pooled Investment Vehicles	6	150	0	-
Other Accounts	37,042	6,910	0	-

Large Cap Value.The following people serve as portfolio managers to Large Cap Value:

LMGAA: Steven D. Bleiberg, Y. Wayne Lin and Andrew D. Purdy;

Brandywine Global: James J. Clarke, Michael J. Fleisher, Earl J. Gaskins, Patrick S. Kaser, Paul R. Lesutis, Henry F. Otto and Steven M. Tonkovich; and

ClearBridge: Dmitry Khaykin and Robert Feitler, Jr.

The tables below provide information regarding other accounts for which the portfolio managers have day-to-day management responsibility as of September 30, 2009.

Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance-Based ($ millions)
LMGAA
Steven D. Bleiberg
Registered Investment Companies	18	1,692	0	-
Other Pooled Investment Vehicles	40	2,585	0	-
Other Accounts	1	158	0	-
Y. Wayne Lin
Registered Investment Companies	0	-	0	-
Other Pooled Investment Vehicles	0	-	0	-
Other Accounts	0	-	0	-
Andrew D. Purdy
Registered Investment Companies	18	1,692	0	-
Other Pooled Investment Vehicles	27	435	0	-
Other Accounts	1	158	0	-
Brandywine Global

James J. Clarke
Registered Investment Companies	0	-	0	-
Other Pooled Investment Vehicles	0	-	0	-
Other Accounts	0	-	0	-
Michael J. Fleisher
Registered Investment Companies*	0	-	0	-
Other Pooled Investment Vehicles	3	5	0	-
Other Accounts**	0	-	0	-
Earl J. Gaskins
Registered Investment Companies	3	2,239	0	-
Other Pooled Investment Vehicles	0	-	0	-
Other Accounts	17	236	0	-
Patrick S. Kaser
Registered Investment Companies	0	-	0	-
Other Pooled Investment Vehicles	1	1	0	-
Other Accounts	8	69	0	-
Paul R. Lesutis
Registered Investment Companies	3	2,239	0	-
Other Pooled Investment Vehicles	2	45	0	-
Other Accounts	34	1,259	3	383
Henry F. Otto
Registered Investment Companies	2	786	0	-
Other Pooled Investment Vehicles	7	139	0	-
Other Accounts	18	1,329	5	515
Steven M. Tonkovich
Registered Investment Companies	2	786	0	-

Other Pooled Investment Vehicles	7	139	0	-
Other Accounts	18	1,329	5	515
ClearBridge
Robert Feitler, Jr.
Registered Investment Companies	4	4,280	1	710
Other Pooled Investment Vehicles	1	20	0	-
Other Accounts	1,877	1,060	0	-
Dmitry Khaykin
Registered Investment Companies	4	4,280	1	710
Other Pooled Investment Vehicles	1	20	0	-
Other Accounts	1,877	1,060	0	-

Portfolio Managers: Ownership of Securities

As the funds were not operational prior to the date of this SAI, the Portfolio Managers did not own shares of the funds as of the date of this SAI.

Portfolio Managers: Compensation and Conflict of Interest Policies

Barrett Associates. E. Wells Beck and Robert J. Milnamow serve as Portfolio Managers for Large Cap Growth and are employed by Barrett Associates.

Portfolio Manager Compensation

Barrett Associates compensates all portfolio managers with a base salary and a bonus. The bonus is determined at year-end by the compensation committee, which takes into consideration first and foremost the overall performance of the firm and then the individual contribution of each portfolio manager. In determining a portfolio manager’s bonus, the compensation committee considers the following criteria with respect to the portfolio manager: assets under management, growth in assets, investment performance (including mutual fund results), research effort and general contribution to the firm. Barrett Associates uses a team-oriented approach to foster a spirit of cooperation and collegiality throughout the professional ranks of the firm so that overall performance of the firm is a reflection of a combined initiative and enterprise.

Potential Conflicts of Interest

Potential conflicts of interest may arise when a portfolio manager of the fund has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the fund’s portfolio managers.

Barrett Associates has adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for Barrett Associates and the individuals that it employs. For example, Barrett Associates seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. Barrett Associates has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by Barrett Associates will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.

The management of multiple funds and accounts may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons and fees, as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. A portfolio manager may execute transactions for a fund or account that may adversely impact the value of securities held by another fund or account. Securities selected for funds or accounts may outperform the securities selected for other funds or accounts.

When an investment is appropriate or suitable for more than one fund or account, the following considerations apply:

•	The investment opportunity is allocated among mutual funds and individual client accounts on a pro rata basis according to their asset size

•	An investment opportunity will generally not be placed in a fund or account if not in round lot shares of at least 100

•	The investment opportunity will be spread over Barrett Associates’ accounts and funds base to the fullest extent possible, within standards of appropriateness and suitability

•	Initial public offerings receive the same considerations as any other investment opportunity, subject to certain investment limitations of some funds and client accounts

•	Investment opportunities limited in amount are not allocated to Barrett Associates’ proprietary accounts, employees or affiliated persons’ accounts

•	Barrett Associates may not allocate any initial public offerings to any accounts in which a restricted person has a beneficial interest, subject to certain exemptions

A portfolio manager’s management of her personal account may give rise to potential conflicts of interest. The fund and Barrett Associates have adopted codes of ethics that they believe contain provisions reasonably necessary to prevent such conflicts.

In certain instances there may be securities that are suitable as an investment for the fund as well as for one or more of Barrett Associates' other clients. Investment decisions for Barrett Associates' other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could adversely affect the price of or the size of the position obtainable in a security for the fund. When purchases or sales of the same security for the fund and for other funds managed by Barrett Associates occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large volume purchases or sales.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Broker/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the manager, adviser and/or subadviser determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the manager’s management fee (and the percentage paid to the subadviser) and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which Barrett Associates and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Related Business Opportunities. Barrett Associates or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to Barrett Associates and its affiliates.

Brandywine Global. James J. Clarke, Michael J. Fleisher, Earl J. Gaskins, Patrick S. Kaser, Paul R. Lesutis, Henry F. Otto and Steven M. Tonkovich serve as Portfolio Managers for Large Cap Value and are employed by Brandywine Global.

Compensation

All Portfolio Managers receive a competitive base salary. In addition, from the firm’s profits, a bonus is paid quarterly and based on the performance of their investment strategies relative to a relevant peer-group universe over one-quarter, one-, three- and five-year time periods. After this performance-based incentive compensation is allocated, profits associated with individual product groups are allocated as follows: a majority is retained within the product group and the remainder is allocated to a pool shared by all product groups. More subjective measurements of an individual’s contributions to the success of their product group and to the overall success of the firm are considered as part of the individual allocation decision. Finally, all investment professionals are eligible for options on Legg Mason stock, awarded annually and vested over a five-year period. Brandywine Global believes this system achieves the goal of retaining top-quality investment professionals, as it provides extremely competitive compensation with entrepreneurial potential, and of fostering excellent performance, growth and teamwork.

Conflicts of Interest

Brandywine Global believes that there are no material conflicts of interest that arise in connection with its simultaneous management of its various portfolios. All portfolios within a given investment style are treated in a similar fashion for all investment decisions, unless a client provides specific investment restrictions. All trade executions of a given investment decision are allocated in an unbiased manner to avoid any conflict over allocation of investment opportunities.

ClearBridge. Scott Glasser, Peter Bourbeau, Richard Freeman and Evan Bauman. serve as Portfolio Managers for Large Cap Growth and are employed by ClearBridge. Robert Feitler, Jr. and Dmitry Khaykin serve as Portfolio Managers for Large Cap Value and are employed by ClearBridge.

Investment Professional Compensation

Portfolio Manager Compensation

ClearBridge investment professionals receive base salary, other employee benefits and are eligible to receive incentive compensation. Base salary is fixed and typically determined based on market factors and the skill and experience of individual investment personnel.

ClearBridge has incentive and deferred compensation plans (the “Plans”) for its investment professionals, including the fund’s portfolio manager(s) and research analysts. The Plans are designed to align the objectives of ClearBridge investment professionals with those of fund shareholders and other ClearBridge clients. Additionally, the deferred plans are designed to retain its investment professionals and reward long-term performance.

Incentive Compensation

Investment performance is the key component in determining the final incentive award for all of ClearBridge’s investment professionals. A portfolio manager’s initial incentive award is based on the investment professional’s ongoing contribution to ClearBridge’s investment and business results and externally measured competitive pay practices for the portfolio manager’s position/experience within the firm. This award is then adjusted upward or downward based on investment performance during the most recent year over a rolling 1, 3 and 5 year time period. Product performance is ranked among a “peer group” of non-ClearBridge investment managers and the applicable product benchmark (e.g., a securities index and, with respect to a fund, the benchmark set forth in the fund’s prospectus to which the fund’s average annual total returns are compared).

The peer group of non-ClearBridge investment managers is defined by product style/type, vehicle type and geography and selected by independent vendors that track and provide (for a fee paid by ClearBridge) relevant peer group performance and ranking data (e.g., primarily Lipper or Callan).

The 1, 3 and 5 year performance versus benchmark and peer group approximate effective weightings are 35% for trailing 1 year performance, 50% for trailing 3 year performance, and 15% for trailing 5 year performance.

Lastly, the incentive award for an investment professional may also be adjusted by ClearBridge’s Chief Investment Officer and Chief Operating Officer based on other qualitative factors such as contribution to the firm and the development of investment staff.

Deferred Award

Up to 20% of an investment professional’s annual incentive compensation is subject to deferral. For portfolio managers, one-quarter of this deferral is invested in their primary managed product, one-quarter in a composite portfolio of the firm’s new products and one-quarter in up to 14 elected proprietary ClearBridge managed funds. Consequently, portfolio managers potentially could have 50% of their deferred award amount tracking the performance of their primary managed product. The final one-quarter of the deferral is received in the form of Legg Mason restricted stock shares.

For centralized research analysts, one-half of their deferral is invested in up to 14 elected proprietary funds, while one-quarter is invested in the new product composite and the remaining one-quarter is received in the form of Legg Mason restricted stock shares.

Legg Mason then makes a company investment in the proprietary ClearBridge-managed funds equal to the deferral amounts by fund. This investment is a company asset held on the Legg Mason balance sheet and paid out to the employees in shares upon vesting over a four year deferral period.

Potential Conflicts of Interest

Potential conflicts of interest may arise when a portfolio manager of the fund has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the fund’s portfolio managers.

ClearBridge has adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for ClearBridge and the individuals it employs. For example, ClearBridge seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. ClearBridge has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by ClearBridge will be able to detect and/or prevent every situation in which an actual or potential conflict may appear. These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Broker/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the manager, adviser and/or subadviser determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts managed. For this reason, the subadviser has formed a brokerage committee that reviews, among other things, the allocation of brokerage to broker/dealers, best execution and soft dollar usage.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the manager’s management fee (and the percentage paid to the subadviser) and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which ClearBridge and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Related Business Opportunities. ClearBridge or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to ClearBridge and its affiliates.

LMGAA. Steven D. Bleiberg, Y. Wayne Lin and Andrew D. Purdy serve as Portfolio Managers for the funds and are employed by LMGAA.

Portfolio Manager Compensation

LMGAA investment professionals receive base salary, other employee benefits and are eligible to receive incentive compensation. Base salary is fixed and typically determined based on market factors and the skill and experience of individual investment personnel.

The level of incentive compensation is determined by the senior management of Legg Mason and is awarded on a discretionary basis. A formula-based scheme directly linking compensation to investment performance as measured against a benchmark is not currently in place nor is one planned.

Up to 20% of an investment professional’s annual incentive compensation is subject to deferral. Of that principal deferred award amount, 50% will accrue a return based on the hypothetical returns of the investment fund or product that is the primary focus of the investment professional’s business activities with the Firm and 50% may be received in the form of Legg Mason restricted stock shares.

Potential Conflicts of Interest

Potential conflicts of interest may arise when a portfolio manager of the fund has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the funds’ portfolio managers.

LMGAA has adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for LMGAA and the individuals it employs. For example, LMGAA seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. LMGAA has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by LMGAA will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

These potential conflicts include:

Allocation of Limited Time and Attention.  A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities.  If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies.  At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Broker/Dealers.  Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the manager, adviser and/or subadviser determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the  fund, a decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts managed.

Variation in Compensation.  A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the manager's management fee (and the percentage paid to the subadviser) and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which LMGAA and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Related Business Opportunities.  LMGAA may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to LMGAA and its affiliates.

Code of Ethics

The funds, LMPFA, LMGAA, Barrett Associates, Batterymarch, Brandywine Global, ClearBridge, LMCM and LMIS each has adopted a code of ethics under Rule 17j-1 of the 1940 Act, which permits personnel covered by the code to invest in securities that may be purchased or held by a fund, but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing. With respect to transactions in the funds distributed by LMIS, personnel covered by the code: must hold fund shares purchased for at least sixty days, unless a specific waiver is granted by the person’s employer; and are prohibited from using their knowledge of the portfolio of a Legg Mason Fund to engage in any trade or short-term trading strategy involving that fund.

Proxy Voting

As each fund may hold various equity securities in its portfolio, it often has the right to vote by proxy on items of business with respect to the issuers whose securities it owns. The Legg Mason Funds have developed proxy voting procedures whereby, subject to Board oversight, the advisers and/or subadvisers that actually manage the assets of the funds are delegated the responsibility for assessing and voting each fund’s proxies in accordance with their own proxy voting policies and procedures. These policies and procedures include specific provisions to determine when a conflict exists between a fund and its adviser or the adviser’s affiliates. Copies of the proxy voting policies and procedures are attached to this SAI as Appendix B.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge by calling 1-888-425-6432 (toll-free), or through the SEC’s Internet site at http://www.sec.gov.

Portfolio Transactions and Brokerage

The portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. Short-term securities are excluded from the calculation.     Variations in a fund’s portfolio turnover rate from year to year may be due to a fluctuating volume of shareholder purchase and redemption orders or market conditions.

Under each Investment Advisory Agreement and Subadvisory Agreement, each fund’s adviser and subadvisers are responsible for the execution of the fund’s portfolio transactions. Corporate and government debt securities are generally traded on the OTC market on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. Prices paid to a dealer in debt securities will generally include a “spread,” which is the difference between the price at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer’s normal profit. Some portfolio transactions may be executed through brokers acting as agent. In selecting brokers or dealers, the adviser and subadvisers must seek the most favorable price (including the applicable dealer spread or brokerage commission) and execution for such transactions, subject to the possible payment as described below of higher brokerage commissions or spreads to broker/dealers who provide research and analysis. A fund may not always pay the lowest commission or spread available. Rather, in placing orders on behalf of a fund, the adviser and subadvisers also take into account other factors bearing on the overall quality of execution, such as size of the order, difficulty of execution, efficiency of the executing broker’s facilities (including the services described below), any risk assumed by the executing broker and, if applicable, arrangements for payment of fund expenses.

Consistent with the policy of most favorable price and execution, each adviser may give consideration to research, statistical and other services furnished by brokers or dealers to that adviser for its use, may place orders with brokers or dealers who provide supplemental investment and market research and securities and economic analysis, and may pay to these brokers or dealers a higher brokerage commission than may be charged by other brokers or dealers, or a higher transaction fee on so-called “riskless principal” trades in certain Nasdaq securities. Such services include, without limitation, advice as to the value of securities; the advisability of investing in, purchasing or selling securities; advice as to the availability of securities or of purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Such research and analysis may be useful to each adviser in connection with services to clients other than the funds whose brokerage generated the service. On the other hand, research and analysis received by the adviser from brokers executing orders for clients other than the funds may be used for the funds’ benefit. The adviser’s and subadvisers' fees are not reduced by reason of its receiving such brokerage and research services.

Each fund may use brokerage firms affiliated with a fund’s investment adviser (“affiliated broker”) as its broker for agency transactions in listed and OTC securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to affiliated brokers will not exceed “usual and customary brokerage commissions.” Rule 17e-1 under the 1940 Act defines “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” In the OTC market, a fund generally deals with responsible primary market makers unless a more favorable execution can otherwise be obtained.

The fund has not commenced operations as of the date of this SAI. Accordingly, it has no brokerage data to report.

Except as permitted by SEC rules or orders, each fund may not buy securities from, or sell securities to, LMIS or its affiliated persons as principal, including so-called “riskless principal” trades. The Board has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the funds may purchase securities that are offered in certain underwritings in which LMIS or any of its affiliated persons is a participant. These procedures, among other things, limit each fund’s investment in the amount of securities of any class of securities offered in an underwriting in which LMIS or any of its affiliated persons is a participant so that each fund, together with all other registered investment companies having the same adviser and all private accounts controlled by the same adviser, may not purchase more than 25% of the principal amount of the offering of such class. In addition, a fund may not purchase securities during the existence of an underwriting if LMIS is the sole underwriter of those securities. In no case in which a fund purchases securities in an underwriting in which LMIS or any affiliated person is a participant can the fund purchase the securities from LMIS or the affiliated person.

Section 11(a) of the Securities Exchange Act of 1934, as amended, prohibits LMIS from receiving compensation for executing transactions on an exchange for its affiliates, such as the funds, unless the affiliate expressly consents by written contract. Each Investment Advisory Agreement and Subadvisory Agreement expressly provides such consent.

Investment decisions for each fund are made independently from those of other funds and accounts advised by the manager, adviser and subadvisers. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account’s ability to participate in large-volume transactions may produce better executions and prices.

The Funds’ Distributor

LMIS acts as distributor of the funds’ shares pursuant to a Distribution Agreement with the funds. Except as noted in the Prospectus, each fund’s shares are distributed in a continuous offering. The Distribution Agreement obligates LMIS to promote the sale of fund shares and to pay certain expenses in connection with its distribution efforts, including expenses for the printing and distribution of summary prospectuses, prospectuses and periodic reports used in connection with the offering to prospective investors (after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at each fund’s expense) and for supplementary sales literature and advertising costs. The Distribution Agreement is terminable with respect to each fund without penalty, at any time, by the Board of Trustees, by a vote of the holders of a majority of the shares of that fund, or by LMIS upon 60 days’ notice to the other party.

The Trust

The certificate of trust to establish the Trust was filed with the State of Maryland on October 7, 2009. Each fund is a series of the Trust, a Maryland business trust. The Trust has a total of three separate series. A Maryland business trust is an unincorporated business association that is established under, and governed by, Maryland law. Maryland law provides a statutory framework for the powers, duties, rights and obligations of the Board and shareholders of the Trust, while the more specific powers, duties, rights and obligations of the trustees and the shareholders are determined by the trustees as set forth in the Trust’s declaration of trust (the “Declaration”). Some of the more significant provisions of the Declaration are described below.

Shareholder Voting. The Declaration provides for shareholder voting as required by the 1940 Act or other applicable laws but otherwise permits, consistent with Maryland law, actions by the trustees without seeking the consent of shareholders. The trustees may, without shareholder approval, amend the Declaration or authorize the merger or consolidation of the Trust into another trust or entity, reorganize the Trust, or any series or class into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the Trust or any series or class to another entity, or a series or class of another entity, or terminate the Trust or any series or class.

The funds are not required to hold an annual meeting of shareholders, but a fund will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration. The Declaration provides for “dollar-weighted voting” which means that a shareholder’s voting power is determined, not by the number of shares he or she owns, but by the dollar value of those shares determined on the record date. All shareholders of all series and classes of the Trust vote together, except where required by the 1940 Act to vote separately by series or by class, or when the trustees have determined that a matter affects only the interests of one or more series or classes of shares. Voting rights are not cumulative.

Election and Removal of Trustees. The Declaration provides that the trustees may establish the number of trustees and that vacancies on the board may be filled by the remaining trustees, except when election of trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The Declaration also provides that a mandatory retirement age may be set by action of two-thirds of the trustees and that trustees may be removed, with or without cause, by a vote of shareholders holding two-thirds of the voting power of the Trust, or by a vote of two-thirds of the remaining trustees. The provisions of the

Declaration relating to the election and removal of trustees may not be amended without the approval of two-thirds of the trustees.

Amendments to the Declaration. The trustees are authorized to amend the Declaration without the vote of shareholders, but no amendment may be made that impairs the exemption from personal liability granted in the Declaration to persons who are or have been shareholders, trustees, officers or, employees of the Trust or that limit the rights to indemnification or insurance provided in the Declaration with respect to actions or omissions of persons entitled to indemnification under the Declaration prior to the amendment.

Issuance and Redemption of Shares. Each fund may issue an unlimited number of shares for such consideration and on such terms as the trustees may determine. All shares in a fund are fully paid and nonassessable. Shareholders are not entitled to any appraisal, preemptive, conversion, exchange or similar rights, except as the trustees may determine. Each fund may involuntarily redeem a shareholder’s shares upon certain conditions as may be determined by the trustees, including, for example, if the shareholder fails to provide the fund with identification required by law, or if the fund is unable to verify the information received from the shareholder. Additionally, as discussed below, shares may be redeemed in connection with the closing of small accounts.

Disclosure of Shareholder Holdings. The Declaration specifically requires shareholders, upon demand, to disclose to the applicable fund information with respect to the direct and indirect ownership of shares in order to comply with various laws or regulations, and the fund may disclose such ownership if required by law or regulation.

Small Accounts. The Declaration provides that each fund may close out a shareholder’s account by redeeming all of the shares in the account if the account falls below a minimum account size (which may vary by class) that may be set by the trustees from time to time. Alternately, the Declaration permits each fund to assess a fee for small accounts (which may vary by class) and redeem shares in the account to cover such fees, or convert the shares into another share class that is geared to smaller accounts.

Series and Classes. The Declaration provides that the trustees may establish series and classes in addition to those currently established and to determine the rights and preferences, limitations and restrictions, including qualifications for ownership, conversion and exchange features, minimum purchase and account size, expenses and charges, and other features of the series and classes. The trustees may change any of those features, terminate any series or class, combine series with other series in the Trust, combine one or more classes of a series with another class in that series or convert the shares of one class into another class. Each share of a fund, as a series of the Trust, represents an interest in the fund only and not in the assets of any other series of the Trust.

Shareholder, Trustee and Officer Liability. The Declaration provides that shareholders are not personally liable for the obligations of the funds and requires each fund to indemnify a shareholder against any loss or expense arising from any such liability. In addition, each fund will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder. The Declaration further provides that a trustee acting in his or her capacity of trustee is not personally liable to any person other than the Trust or its shareholders, for any act, omission or obligation of the Trust. Further, a trustee is held to the same standard of conduct as a director of a Maryland corporation. This requires that a trustee perform his or her duties in good faith and in a manner he or she reasonably believes to be in the best interests of the Trust or a series thereof, and with the care that an ordinarily prudent person in a like position would use under similar circumstances. The Declaration also permits the limitation of a trustee’s liability to the full extent provided under Maryland law.

Under current Maryland law, a trustee is liable to the Trust or its shareholders for monetary damages only (a) to the extent that it is proved that he or she actually received an improper benefit or profit in money, property or services, or (b) to the extent that a judgment or other final adjudication adverse to the trustee is entered in a proceeding based on a finding in the proceeding that the trustee’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The Declaration requires the Trust to indemnify any persons who are or who have been trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

The Declaration provides that any trustee who serves as chair of the board or of a committee of the board, lead independent trustee or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

Derivative Actions. The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by three unrelated shareholders must first be made on a fund’s trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the fund, the trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the fund. The Declaration further provides that shareholders owning shares representing at least 5% of the voting power of the fund must join in bringing the derivative action. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys’ fees) incurred by the fund in connection with the consideration of the demand, if in the judgment of the independent trustees, the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration, the shareholders bringing the action may be responsible for the fund’s costs, including attorneys’ fees.

The Declaration further provides that a fund shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the fund is obligated to pay shall be calculated using reasonable hourly rates. The Declaration also requires that actions by shareholders against a fund be brought only in federal court in Baltimore, Maryland, or if not permitted to be brought in federal court, then in state court in Baltimore, Maryland, and that the right to jury trial be waived to the full extent permitted by law.

The Trust’s Custodian And Transfer and Dividend-Disbursing Agent

State Street Bank and Trust Company (“State Street”), P.O. Box 1713, Boston, Massachusetts 02105, serves as custodian of each fund’s assets. Boston Financial Data Services, P.O. Box 953, Boston, Massachusetts 02103, as agent for State Street, serves as transfer and dividend-disbursing agent to the funds and administrator of various shareholder services. Shareholders who request a historical transcript of their account will be charged a fee based upon the number of years researched. Each fund reserves the right to institute other charges on shareholders to cover the fund’s administrative costs.

The Trust’s Legal Counsel

K&L Gates LLP, 1601 K Street, N.W., Washington, D.C. 20006-1600, serves as counsel to the Trust.

The Trust’s Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 100 E. Pratt Street, Baltimore, MD 21202, serves as independent registered public accounting firm to the Trust.

Financial Statements

The following seed capital financial statements of Large Cap Value for the one-day period ended November 13, 2009, have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm to Large Cap Value.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Legg Mason Manager Select Large Cap Value Fund:

In our opinion, the accompanying statement of assets and liabilities (in organization) and the related statement of operations (in organization) present fairly, in all material respects, the financial position of Legg Mason Manager Select Large Cap Value Fund (the “Fund”) at November 13, 2009, and the results of its operations for the day then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland
November 20, 2009

	Legg Mason Manager Select Large Cap Value Fund
	Statement of Assets and Liabilities (in Organization)
	November 13, 2009

Assets

	Cash	$ 100,000
	Receivable from advisor	33,000
	Deferred offering costs	76,500
	Total assets	209,500
	Liabilities
	Accrued organization costs	33,000
	Payable to advisor	76,500
	Total liabilities	109,500

Net Assets	Offering and redemption price of $12.00 per share with 8,333 Class I shares outstanding (unlimited shares par value of $0.00001 per authorized share)	$ 100,000

See Accompanying Notes to Financial Statements

Legg Mason Manager Select Large Cap Value Fund
Statement of Operations (in Organization)
For the day ended November 13, 2009

Investment Income

Investment Income	$ -

Expenses

Organizational expenses	33,000

Total expense	33,000

Less: Fee waivers and expense reimbursements	(33,000)

Net expenses	-

Net investment income	-

Increase (Decrease) in Net Assets from Start-up Operations	$ -

See Accompanying Notes to Financial Statements

Legg Mason Manager Select Large Cap Value Fund
Notes to Financial Statements
November 13, 2009

Note 1 – Organization

Legg Mason Manager Select Large Cap Value Fund (the “Fund”) is a separate, newly organized, diversified, investment series of the Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland business trust, was incorporated as a Maryland business trust on October 7, 2009 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Through November 13, 2009 the Fund had no operations other than those matters related to organization and registration as an investment company, the registration of shares for sale under the Securities Act of 1933, and the sale of 8,333 Class I shares of the Fund at $12.00 per share on November 13, 2009.

Note 2 – Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

Organization Costs

Organizational costs are expensed by the Fund as incurred. Offering Costs will be paid by Legg Mason Partners Fund Adviser (“LMPFA” or “Manager”) on behalf of the Fund. This amount will be repaid to LMPFA and recorded as a prepaid expense to be amortized over a period of 1 year.

Federal Income Taxes

It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year.

Note 3 – Management Agreement and Transactions with Affiliates

Legg Mason Partners Fund Adviser (“LMPFA”) serves as the Fund’s investment manager. LMPFA will provide investment advisory, management and administrative services to the Fund. LMPFA receives for its services a management fee, calculated daily and payable monthly, at an annual rate of 0.75% on average daily net assets up to the first $1 billion; 0.725% on average daily net assets between $1 billion and $2 billion; 0.70% on average daily net assets between $2 billion and $5 billion; 0.675% on average daily net assets between $5 billion and $10 billion; and 0.65% on average daily net assets exceeding $10 billion. Legg Mason Global Asset Allocation, LLC (“LMGAA”) will be the Fund’s adviser (the “adviser”). Under the Investment Advisory Agreement, LMGAA serves as the “manager of managers” for the Fund and has responsibility for monitoring and coordinating the overall management of the Fund, including rebalancing the fund’s target asset allocations among subadvisers, monitoring the subadvisers for the Fund and ensuring that asset allocations are consistent with the guidelines that have been approved by the Board of Trustees. LMGAA also provides services for the “completion portfolio” of the Fund. Brandywine Global Investment Management, LLC and ClearBridge Advisors, LLC serve as the Fund’s subadvisers (the “subadvisers”). LMPFA, not the Fund, will pay the adviser and subadvisers 70% of the net management fee it receives from the Fund. This fee is allocated between the adviser and subadvisers based on the assets allocated to the adviser and each subadviser, from time to time.

LMPFA has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, dividend expense on short sales, taxes and extraordinary expenses), subject to recapture as described below. As a result, net total annual operating expenses are not expected to exceed 0.90% after waiver of fees and/or expense reimbursement (subject to recapture) for Class I. This arrangement is expected to continue until December 31, 2011, may be terminated prior to that date by agreement of the manager and the Board of Trustees, and may be terminated at any time after that date by the manager. The arrangement, however, may be modified by the manager to decrease total annual operating expenses at any time. The manager is also permitted to recapture amounts waived or reimbursed to the class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding this limit or any other limit then in effect.

LMPFA, LMGAA, Brandywine Global Investment Management LLC and ClearBridge Advisors, LLC and are wholly owned subsidiaries of Legg Mason, Inc., an affiliate of the Fund.

Appendix A

Ratings of Securities

Description of Moody’s Investors Service, Inc. (“Moody’s”) Ratings:

Long-Term Debt Ratings

Aaa - Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa - Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A - Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa - Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba - Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B - Obligations rated B are considered speculative and are subject to high credit risk.

Caa - Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca - Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C - Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Modifiers: Moody’s appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.Withdrawal payments are treated as a sale of shares rather than as a dividend or other distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of your original investment may be correspondingly reduced.

Short-Term Debt Ratings

Prime-1 - Issuers with a Prime-1 (or supporting institutions) have a superior ability for repayment of short-term debt obligations.

Prime-2 – Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term debt obligations.

Prime-3 – Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of short-term obligations.

Not Prime – Issuers (or supporting institutions) rated not prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s (“S&P”) Ratings:

Long-Term Issue Credit Ratings

AAA - An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA - An obligation rated AA differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A - An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB - An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB - An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated CC is currently highly vulnerable to nonpayment.

C - A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms.

D - An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-)-The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

pr - The letters pr indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR Not rated.

Commercial Paper

A-1. - A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2. - A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory

A-3. - A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

APPENDIX B

Legg Mason Funds
Proxy Voting Policies

(Revised 8/11/2004)

These policies are designed to address the rights and responsibility of the Legg Mason funds to ensure that proxies held by the funds are voted in the best interests of each respective fund. Some Legg Mason funds, particularly fixed-income funds, will rarely own securities that have corresponding voting rights. Other funds, however, own equity securities and these policies are designed to assure that proxies are voted in the best interests of the funds, to address potential conflicts of interest, and to keep proxy voting records.

1.

Voting Proxies – Proxies solicited for items of business with respect to issuers whose voting securities are owned by a Legg Mason fund, if voted by the fund, must be voted in the best interests of the fund.

2.

Proxy Voting Policies of Advisers to Legg Mason Funds – Each investment adviser and sub-adviser to a Legg Mason fund must have written proxy voting policies and procedures, including policies and procedures to address potential material conflicts between an adviser and its clients (including the fund). Each different adviser may have different proxy voting policies and procedures that are individually tailored to fit its respective businesses and investment styles.

3.

Funds’ Proxy Voting Policies and Procedures - The investment advisers and sub-advisers to the Legg Mason funds are responsible for managing the assets of the fund or funds they manage, including voting proxies. In accordance with the procedures noted below, the Board of Directors/Trustees of the Legg Mason funds will initially and periodically review and approve the use of the advisers’ policies for the voting of the funds’ proxies. The policies and procedures that a fund will utilize with respect to proxy voting shall be the proxy voting policies and procedures of the adviser or sub-adviser that actually manages the assets of the fund. Each adviser or sub-adviser is responsible for maintaining all proxy voting records required to be established and maintained by the Legg Mason funds and shall provide such records to the funds upon request.

4.

Annual Review – An adviser’s proxy voting policies and procedures must be initially reviewed and their use on behalf of a Legg Mason fund approved by the Board of Directors/Trustees. In addition, on an annual basis, each adviser must report any significant problems that arose during the year, any material conflicts, how such conflicts were addressed, and the total number of proxies voted during the previous year. Advisers should also be prepared to discuss any novel or controversial proxy votes during their semi-annual reports to the Board of Directors/Trustees and any votes that were made inconsistent with the adviser’s stated proxy voting policies and procedures.

5.

Changes to Advisers’ Policies and Procedures - On an annual basis, any changes to an adviser’s proxy voting policies and procedures, as relevant to the funds, must be reported to the Board of Directors/Trustees, which shall review and, in its discretion, approve the use of such amended proxy voting policies and procedures.

Legg Mason Partners Fund Advisor, LLC
Proxy Voting Policy

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) delegates to each sub-adviser the responsibility for voting proxies for its funds, as applicable, to each sub-adviser through its contracts with each sub-adviser. Each sub-adviser may use its own proxy voting policies and procedures to vote proxies of the funds if the funds’ Board reviews and approves the use of those policies and procedures. Accordingly, LMPFA does not expect to have proxy-voting responsibility for any of the funds.

Should LMPFA become responsible for voting proxies for any reason, such as the inability of a sub-adviser to provide investment advisory services, LMPFA shall utilize the proxy voting guidelines established by the most recent sub-adviser to vote proxies until a new sub-adviser is retained and the use of its proxy voting policies and procedures is authorized by the Board. In the case of a material conflict between the interests of LMPFA (or its affiliates if such conflict is known to persons responsible for voting at LMPFA) and any fund, the Board of Directors of LMPFA shall consider how to address the conflict and/or how to vote the proxies. LMPFA shall maintain records of all proxy votes in accordance with applicable securities laws and regulations.

LMPFA shall be responsible for gathering relevant documents and records related to proxy voting from each sub-adviser and providing them to the funds as required for the funds to comply with applicable rules under the Investment Company Act of 1940. LMPFA shall also be responsible for coordinating the provision of information to the Board with regard to the proxy voting policies and procedures of each sub-adviser, including the actual proxy voting policies and procedures of each sub-adviser, changes to such policies and procedures, and reports on the administration of such policies and procedures.

Questions regarding this policy should be referred to the Legal and Compliance Department of Legg Mason, Inc.

Legg Mason Global Asset Allocation, LLC

Proxy Voting Policy

I.	TYPES OF ACCOUNTS FOR WHICH LMGAA VOTES PROXIES

II.	GENERAL GUIDELINES

III.	HOW LMGAA VOTES

IV.	PROXY VOTING FOR FUNDS OF FUNDS

V.	PROXY VOTING WITH RESPECT TO EXCHANGE-TRADED FUND SHARES

VI.	CONFLICTS OF INTEREST PROCEDURES

VII.	OTHER CONSIDERATIONS

VIII.	DISCLOSURE OF PROXY VOTING

IX.	RECORDKEEPING AND OVERSIGHT

LEGG MASON GLOBAL ASSET ALLOCATION, LLC
Proxy Voting Policy and Procedures

I.	TYPES OF ACCOUNTS FOR WHICH LMGAA VOTES PROXIES

Legg Mason Global Asset Allocation, LLC (“LMGAA” or “we”) provides investment advisory services consisting primarily of asset allocation and manager or fund selection advisory services to clients as an adviser to a “Fund of Funds,” as an adviser to a Section 529 college savings plan (“529 Plan”) or as a “Manager of Managers.”

“Fund of Funds” clients include U.S. registered investment companies advised by LMGAA that invest in shares of U.S. registered investment companies (“Underlying Funds”). 529 Plans advised by LMGAA also invest in shares of Underlying Funds. Any proxy voting with respect to shares of Underlying Funds held by a Fund of Funds or a 529 Plan, for which LMGAA acts as an adviser or sub-adviser with the power to vote proxies, is subject to this Proxy Voting Policy and Procedure.

LMGAA advises other clients through manager of manager arrangements in which the various segments of each client’s multi-style investment portfolio are individually managed by a number of investment advisers (“Underlying Advisers”). As a manager of managers, LMGAA determines asset allocations to each Underlying Adviser, and LMGAA generally does not advise the client or otherwise make recommendations with respect to the purchase, holding or disposition of shares of individual securities. With respect to such manager of manager arrangements, LMGAA generally does not exercise any proxy voting authority with respect to the securities of individual corporate issuers held in the client’s portfolio. Such authority is reserved or delegated to the Underlying Advisers which have investment authority over such securities. For any employee benefit plan client subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), such proxy voting authority is reserved or delegated to the Underlying Advisers unless the plan document or investment advisory agreement specifically reserves the responsibility to vote proxies to the plan trustees or other named fiduciary.

In the case of certain manager of manager client accounts, LMGAA may provide investment advisory services with respect to securities of individual corporate issuers as the manager of a portfolio sleeve (“LMGAA Managed Portfolio Sleeve”). If LMGAA has proxy voting authority with respect to such individual securities, its exercise of such authority will be subject to this Proxy Voting Policy and Procedure.

In connection with a transition from one Underlying Fund or Underlying Adviser to another, a client may temporarily hold a basket of securities (e.g., due to an Underlying Fund’s satisfaction of a redemption out of such fund on an in-kind basis) during the transition period. In such event, LMGAA will seek to liquidate the securities received as soon as practicable unless the successor Underlying Fund or the successor Underlying Adviser indicates that it is willing to accept such securities. LMGAA does not seek to vote proxies with respect to such securities (should one or more proxy record dates happen to fall within a transition period) because of the transitory nature of LMGAA’s holdings of such securities and the scope of LMGAA’s responsibilities with respect to such securities.

These policies and procedures are intended to fulfill applicable requirements imposed on LMGAA by the Investment Advisers Act of 1940, as amended, the Investment Company Act of 1940, as amended, and ERISA, and the rules and regulations adopted under these laws.

II.	GENERAL GUIDELINES

In voting proxies, we are guided by general fiduciary principles. Our goal is to act prudently, solely in the best interest of the beneficial owners of the accounts we manage, and, in the case of ERISA accounts, for the exclusive purpose of providing economic benefits to such persons. We will vote proxies in the manner that we believe will be consistent with efforts to maximize shareholder values.

III.	HOW LMGAA VOTES

A.	Underlying Funds

LMGAA has determined that proxy voting with respect to shares of Underlying Funds present diverse and complex policy issues that make the establishment of standard proxy voting guidelines impractical. To the extent that LMGAA has proxy voting authority with respect to shares of Underlying Funds, LMGAA shall vote such shares in the best interest of client accounts and subject to the general fiduciary principles set forth in Section II.

LMGAA’s proxy voting authority on behalf of a Fund of Funds with respect to shares of Underlying Funds advised by LMGAA’s affiliates is subject to the provisions of Section IV. LMGAA’s proxy voting authority on behalf of client accounts with respect to shares of exchange-traded funds (“ETFs”) is subject to the provisions of Section V.

B.	Individual Securities

In voting proxies with respect to individual securities held in a LMGAA Managed Portfolio Sleeve, LMGAA’s policy is generally to vote in accordance with the recommendations of Risk Metrics Group’s ISS Governance Services unit (“ISS”), a recognized authority on proxy voting and corporate governance. In instances where ISS has not made any recommendations with respect to a proxy issue, LMGAA will generally vote in accordance with ISS’s proxy voting guidelines. Attached is a concise summary of ISS’s standard proxy voting guidelines relating to domestic proxies.

LMGAA is not required to follow ISS’s recommendations, and retains full responsibility for voting proxies in accordance with the general principles described in Section II. An individual portfolio manager or investment team may vote contrary to ISS’s recommendation on a proxy issue or contrary to ISS’s general proxy voting guidelines if they believe such a contrary vote to be in clients’ best interests. Different portfolio managers and investment teams may vote differently on the same issue, depending upon their respective assessments of clients’ best interests.

IV.	PROXY VOTING FOR FUNDS OF FUNDS

With respect to proxy voting for any Fund of Funds investing in Underlying Funds advised by LMGAA’s affiliates, proxies for the shares of any such Underlying Fund generally will be voted in accordance with an echo voting procedure under which such proxies are voted in the same proportion as the votes from other shareholders of such Underlying Fund. LMGAA may vote such proxies in accordance with other voting procedures approved by the Proxy Voting Committee (see Appendix C), provided such procedures comply with applicable law and/or regulatory requirements.

V.	PROXY VOTING WITH RESPECT TO EXCHANGE-TRADED FUND SHARES

With respect to proxy voting of shares of an Underlying Fund that is an ETF advised by an adviser which is unaffiliated with LMGAA, LMGAA will vote such proxies in accordance with the general fiduciary principles set forth in Section II; provided that LMGAA will vote such proxies in accordance with an echo voting procedure to the extent required by LMGAA’s Section 12(d)(1) Procedures. Voting procedures are intended to be in the best interest of client accounts and subject to the general fiduciary principles set forth in Section II, and such procedures are subject to review by the Proxy Voting Committee.

VI.	CONFLICTS OF INTEREST PROCEDURES

In furtherance of LMGAA’s goal to vote proxies in the best interests of its clients, LMGAA follows procedures designed to identify and address material conflicts that may arise between LMGAA’s interests and those of its clients before voting proxies relating to shares of Underlying Funds or individual securities. The conflicts of interest procedures set forth in this Section VI do not apply to proxy voting for a Fund of Funds with respect to shares of an Underlying Fund advised by LMGAA or one of its affiliates given the voting protocol for Funds of Funds set forth in Section IV. The conflicts of interest procedures set forth in this Section VI do apply to Section 529 Plans.

A.	Procedures for Identifying Conflicts of Interest

LMGAA relies on the following to seek to identify conflicts of interest with respect to proxy voting:

1.

The policy memorandum attached hereto as Appendix A shall be distributed periodically to LMGAA employees by LMGAA’s Chief Compliance Officer (“CCO”). The policy memorandum alerts LMGAA employees that they are under an obligation (i) to be aware of the potential for conflicts of interest on the part of LMGAA with respect to voting proxies relating to investment companies and individual securities on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of LMGAA’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of LMGAA’s CCO.

2.

LMGAA shall bring all proxies relating to investment companies for which LMGAA or an affiliate serves as the sponsor, manager, adviser or sub-adviser (“Affiliated Funds”) to the attention of the Proxy Voting Committee (see Appendix B) for a conflicts of interest review.

3.

LMGAA shall maintain an up to date list of all client relationships that have historically accounted for or are projected to account for greater than 1% of LMGAA’s annual revenues. LMGAA shall bring all proxies relating to securities issued by such a client to the attention of the Proxy Voting Committee (see Appendix B) for a conflicts of interest review.

4.

As a general matter, LMGAA takes the position that relationships between a non-LMGAA Legg Mason unit and an issuer (e.g., investment management relationship between an issuer and a non-LMGAA Legg Mason affiliate) do not present a conflict of interest for LMGAA in voting proxies with respect to such issuer because LMGAA operates as an independent business unit from other Legg Mason business units and because of the existence of informational barriers between LMGAA and certain other Legg Mason business units. As noted above, LMGAA employees are under an obligation to bring conflicts of interest, including conflicts of interest which may arise because of an attempt by another Legg Mason business unit or non-LMGAA Legg Mason officer or employee to influence proxy voting by LMGAA, to the attention of LMGAA’s CCO.

5.

On the basis of information gathered pursuant to paragraphs A.1-A.3 above, LMGAA’s CCO shall maintain an up to date list of Underlying Funds and individual securities with respect to which LMGAA has a potential conflict of interest in voting proxies on behalf of client accounts. LMGAA shall not vote proxies on behalf of clients relating to investment companies or individual securities where a potential conflict of interest has been identified until it has been determined that the conflict of interest is not material or a method for resolving such conflict of interest has been agreed upon and implemented, as described in this Section VI.B & C below.

B.	Procedures for Assessing Materiality of Conflicts of Interest

1.

LMGAA shall maintain a Proxy Voting Committee to review and address conflicts of interest brought to its attention. The Proxy Voting Committee shall be comprised of such LMGAA personnel as are designated from time to time. The current members of the Proxy Voting Committee are set forth on Appendix B hereto.

2.

All conflicts of interest identified pursuant to the procedures outlined in Section VI.A. must be brought to the attention of the Proxy Voting Committee by LMGAA’s CCO for resolution. A proxy issue relating to an individual security that will be voted in accordance with ISS’s recommendation or in accordance with ISS’s general proxy voting guidelines generally does not need to be brought to the attention of the Proxy Voting Committee for a conflict of interest review because LMGAA’s position is that any conflict of interest issues are resolved by voting in accordance with a pre-determined policy or in accordance with ISS’ recommendation or general proxy voting guidelines.

3.

The Proxy Voting Committee shall determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, LMGAA’s decision-making in voting the proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. LMGAA’s CCO shall maintain a written record of all materiality determinations made by the Proxy Voting Committee.

4.	If it is determined by the Proxy Voting Committee that a conflict of interest is not material, LMGAA may vote proxies on behalf of the client account notwithstanding the existence of the conflict.

C.	Procedures for Addressing Material Conflicts of Interest

1.

If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee shall determine an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted on behalf of a client account. Such determination shall be based on the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc. Such methods may include:

	(a)	disclosing the conflict to clients and obtaining their instruction as to how to vote;

	(b)	voting shares in proportion to how other shareholders have voted (also known as “mirror” or “echo” voting);

	(c)	voting in accordance with the recommendation of an independent third party;

	(d)	suggesting to clients that they engage another party to vote the proxy on their behalf;

	(e)	in the case of a conflict of interest resulting from a particular employee’s personal relationships, removing such employee from the decision-making process with respect to such proxy vote; or

	(f)	such other method as is deemed appropriate given the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc.*

2.	LMGAA’s CCO shall maintain a written record of the conflict and the method used to resolve the material conflict of interest.

D.	Third Party Proxy Voting Firm – Conflicts of Interest

To the extent that LMGAA utilizes a third party proxy voting firm such as ISS to assist LMGAA in voting proxies, the Proxy Voting Committee will periodically review and assess such firm’s policies, procedures and practices with respect to the disclosure and handling of conflicts of interest.

VII.	OTHER CONSIDERATIONS

In certain situations, LMGAA may determine not to vote proxies on behalf of a client because LMGAA believes that the expected benefit to the client of voting shares is outweighed by countervailing considerations. Examples of situations in which LMGAA may determine not to vote proxies on behalf of a client include:

_________________________________
* Especially in the case of an apparent, as opposed to actual, conflict of interest, the Proxy Voting Committee may resolve such conflict of interest by satisfying itself that LMGAA’s proposed vote on a proxy issue is in the best interest of client accounts and is not being influenced by the conflict of interest.

(1)	Share Blocking

Proxy voting in certain countries requires “share blocking.” This means that shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (e.g. one week) with a designated depositary. During the blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to client accounts by the designated depositary. In deciding whether to vote shares subject to share blocking, LMGAA will consider and weigh, based on the particular facts and circumstances, the expected benefit to clients of voting in relation to the detriment to clients of not being able to sell such shares during the applicable period.

(2)	Securities on Loan

Certain clients of LMGAA, such as an institutional client or a mutual fund for which LMGAA acts as a sub-adviser, may engage in securities lending with respect to the securities in their accounts. LMGAA typically does not direct or oversee such securities lending activities. To the extent feasible and practical under the circumstances, LMGAA will request that the client recall shares that are on loan so that such shares can be voted if LMGAA believes that the expected benefit to the client of voting such shares outweighs the detriment to the client of recalling such shares (e.g., foregone income). The ability to timely recall shares for proxy voting purposes typically is not entirely within the control of LMGAA and requires the cooperation of the client and its other service providers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

VIII.	DISCLOSURE OF PROXY VOTING

LMGAA employees may not disclose to others outside of LMGAA (including employees of other Legg Mason business units) how LGMAA intends to vote a proxy absent prior approval from the Compliance Department.

If a LMGAA employee receives a request to disclose LMGAA’s proxy voting intentions to, or is otherwise contacted by, another person outside of LMGAA (including an employee of another Legg Mason business unit) in connection with an upcoming proxy voting matter, he/she should immediately notify LMGAA’s CCO.

IX.	RECORDKEEPING AND OVERSIGHT

LMGAA shall maintain the following records relating to proxy voting:

•	a copy of these policies and procedures;

•	a copy of each proxy form (as voted);

•	a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;

•	documentation relating to the identification and resolution of conflicts of interest;

•	any documents created by LMGAA that were material to a proxy voting decision or that memorialized the basis for that decision; and

•

a copy of each written client request for information on how LMGAA voted proxies on behalf of the client, and a copy of any written response by LMGAA to any (written or oral) client request for information on how LMGAA voted proxies on behalf of the requesting client.

Such records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of LMGAA.

With respect to each Fund of Funds and LMGAA Managed Portfolio Sleeve for which LMGAA votes proxies, LMGAA shall maintain such records as are necessary to allow such client to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.

In lieu of keeping copies of proxy statements, LMGAA may rely on proxy statements filed on the EDGAR system as well as on third party records of proxy statements and votes cast if the third party provides an undertaking to provide the documents promptly upon request.

Appendix A

Memorandum

To:	All Legg Mason Global Asset Allocation, LLC (LMGAA) Employees

From:	LMGAA Chief Compliance Officer

Date:	_________ , 2009

Re:	LMGAA Proxy Voting Policy and Procedures-Conflicts of Interest with respect to Proxy Voting

Legg Mason Global Asset Allocation, LLC (LMGAA) currently has in place a proxy voting policy and procedures designed to ensure that LMGAA votes investment company proxies in the best interest of its clients. Accompanying this memorandum is a copy of LMGAA’s Proxy Voting Policy and Procedures (____________ 2009). The Proxy Voting Policy and Procedures are designed to comply with the SEC rule under the Investment Advisers Act that addresses an investment adviser’s fiduciary obligation to its clients when voting proxies. AS DISCUSSED IN MORE DETAIL BELOW, LMGAA EMPLOYEES ARE UNDER AN OBLIGATION (i) TO BE AWARE OF THE POTENTIAL FOR CONFLICTS OF INTEREST ON THE PART OF LMGAA IN VOTING PROXIES ON BEHALF OF CLIENT ACCOUNTS BOTH AS A RESULT OF AN EMPLOYEE’S PERSONAL RELATIONSHIPS AND DUE TO SPECIAL CIRCUMSTANCES THAT MAY ARISE DURING THE CONDUCT OF LMGAA’S BUSINESS, AND (ii) TO BRING CONFLICTS OF INTEREST OF WHICH THEY BECOME AWARE TO THE ATTENTION OF THE COMPLIANCE DEPARTMENT.

All LMGAA employees must play an important role in helping our organization identify potential conflicts of interest that could impact LMGAA’s proxy voting. LMGAA employees need to (i) be aware of the potential for conflicts of interest on the part of LMGAA in voting proxies on behalf of client accounts both as a result of an employee’s personal relationships and due to special circumstances that may arise during the conduct of LMGAA’s business, and (ii) bring conflicts of interest of which they become aware to the attention of the Compliance Department.

A conflict of interest arises when the existence of a personal or business relationship on the part of LMGAA or one of its employees or special circumstances that arise during the conduct of LMGAA’s business might influence, or appear to influence, the manner in which LMGAA decides to vote a proxy. An example of a personal relationship that creates a potential conflict of interest would be a situation in which a LMGAA employee has a spouse or other close relative who serves as a director or senior executive of an issuer. Another example would be a situation in which there was contact between LMGAA and non-LMGAA personnel in which the non-LMGAA Legg Mason personnel, on their own initiative or at the prompting of a client of a non-LMGAA unit of Legg Mason, tried to exert pressure to influence LMGAA’s proxy vote. Of course, the foregoing examples are not exhaustive, and a variety of situations may arise that raise conflict of interest questions for LMGAA. You are encouraged to raise and discuss with the Compliance Department particular facts and circumstances that you believe may raise conflict of interest issues for LMGAA.

As described in the Proxy Policy and Procedures, LMGAA has established a Proxy Voting Committee to assess the materiality of conflicts of interest brought to its attention by the Compliance Department as well as to agree upon appropriate methods to resolve material conflicts of interest before proxies affected by the conflicts of interest are voted. As described in the Proxy Policies and Procedures, there are a variety of methods and approaches that the Proxy Voting Committee may utilize to resolve material conflicts of interest. Please note that LMGAA employees should report all conflicts of interest of which they become aware to the Compliance Department. It is up to the Proxy Voting Committee to assess the materiality of conflicts of interest brought to its attention and to agree upon an appropriate resolution with respect to conflicts of interest determined to be material.

The obligation of LMGAA employees to be sensitive to the issue of conflicts of interest and to bring conflicts of interest to the attention of the Compliance Department is a serious one. Failure to do so can lead to negative legal, regulatory, and reputational consequences for the firm as well as to negative regulatory and disciplinary consequences for the LMGAA employee. Please consult the Compliance Department if you have any questions concerning your obligations with respect to conflicts of interest under the updated proxy voting policies and procedures.

Appendix B

Proxy Voting Committee Members

Investment Representatives

Steven Bleiberg
Wayne Lin

Legal Representatives

Leonard Larrabee
Thomas Mandia
Michael Scanlon

Compliance Representatives

Fred Jensen
Kwame Moses

At least one representative from each of Investment Management, Legal and Compliance must participate in any deliberations and decisions of the Proxy Voting Committee.

RiskMetrics Group
U.S. Proxy Voting Guidelines Concise Summary

(Digest of Selected Key Guidelines)

January 15, 2009

1. Operational Items:

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees exceed audit fees + audit-related fees + tax compliance/preparation fees

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of Audit Committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

2. Board of Directors:

Voting on Director1 Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis.

______________________________

1 RiskMetrics’ classification of directors can be found in U.S. Proxy Voting Guidelines Summary.

Vote AGAINST or WITHHOLD2 from individual directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:

-	Degree to which absences were due to an unavoidable conflict;

-	Pattern of absenteeism; and

-	Other extraordinary circumstances underlying the director’s absence;

•	Sit on more than six public company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own-- withhold only at their outside boards.

Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

•

The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;

•

The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•

The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•

The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

•

The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election- any or all appropriate nominees (except new) may be held accountable;

______________________________

[2] In general, companies with a plurality vote standard use “Withhold” as the valid opposition vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid opposition vote for the particular company.

•

The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:

•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

•	The full board is less than majority independent.

Vote AGAINST or WITHHOLD from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive;

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•

There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-by-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are indentified, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee if:

•	There is a negative correlation between the chief executive’s pay and company performance (see discussion under Equity Compensation Plans);

•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	The company has backdated options (see “Options Backdating” policy);

The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:

The company maintains the following counterbalancing features:

•

Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

-	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

-	serves as liaison between the chairman and the independent directors;

-	approves information sent to the board;

-	approves meeting agendas for the board;

-	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

-	has the authority to call meetings of the independent directors;

-	if requested by major shareholders, ensures that he is available for consultation and direct communication;

•	Two-thirds independent board;

•	All independent key committees;

•	Established governance guidelines;

•

A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group within the Russell 3000 only), unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:

-	Egregious compensation practices;

-	Multiple related-party transactions or other issues putting director independence at risk;

-	Corporate and/or management scandals;

-	Excessive problematic corporate governance provisions; or

-	Flagrant board or management actions with potential or realized negative impact on shareholders.

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that provides guidelines so that the company will promptly address the situation of a holdover director.

Performance/Governance Evaluation for Directors

Vote WITHHOLD/AGAINST on all director nominees if the board lacks accountability and oversight, coupled with sustained poor performance relative to peers, measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Evaluate board accountability and oversight at companies that demonstrate sustained poor performance. Problematic provisions include but are not limited to:

•	a classified board structure;

•	a supermajority vote requirement;

•	majority vote standard for director elections with no carve out for contested elections;

•	the inability of shareholders to call special meetings;

•	the inability of shareholders to act by written consent;

•	a dual-class structure; and/or

•	a non-shareholder approved poison pill.

If a company exhibits sustained poor performance coupled with a lack of board accountability and oversight, also take into consideration the company’s five-year total shareholder return and five-year operational metrics in the evaluation.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

•	The election of fewer than 50% of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

4. Antitakeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations

Vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposal.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•

The board, in exercising its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this “fiduciary out” will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors should be considered:

•	the trigger (NOL pills generally have a trigger slightly below 5%);

•	the value of the NOLs;

•	the term;

•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and

•	other factors that may be applicable.

In addition, vote WITHHOLD/AGAINST the entire board of directors, (except new nominees, who should be considered on a CASE-by-CASE basis) if the board adopts or renews a poison pill without shareholder approval, does not commit to putting it to a shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.

5. Mergers and Corporate Restructurings

Overall Approach

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The change-in-control figure presented in the "RMG Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

6. State of Incorporation

Reincorporation Proposals

Evaluate management or shareholder proposals to change a company's state of incorporation on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the following:

•	Reasons for reincorporation;

•	Comparison of company's governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

•	Specific reasons/ rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.

Vote FOR proposals to approve increases beyond the allowable cap when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Preferred Stock

Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

•	Specific reasons/ rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval;

•

The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;

•	The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group;

•

The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for poor pay practices.

Poor Pay Practices

Vote AGAINST or WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.

The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withhold vote recommendations:

•	Egregious employment contracts - Contracts containing multi-year guarantees for salary increases, bonuses and equity compensation;

•	Excessive perks/tax reimbursements:

-	Overly generous perquisites, which may include, but are not limited to the following: personal use of corporate aircraft, personal security system maintenance and/or installation, car allowances;

-	Reimbursement of income taxes on executive perquisites or other payments;

-	Perquisites for former executives, such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

Abnormally large bonus payouts without justifiable performance linkage or proper disclosure - Performance metrics that are changed, canceled or replaced during the performance period without adequate explanation of the action and the link to performance;

•	Egregious pension/SERP (supplemental executive retirement plan) payouts:

-	Inclusion of additional years of service not worked that result in significant payouts;

-	Inclusion of performance-based equity awards in the pension calculation;

•	New CEO with overly generous new hire package:

	-	Excessive “make whole” provisions;
	-	Any of the poor pay practices listed in this policy;

•	Excessive severance and/or change in control provisions:

-	Inclusion of excessive change in control or severance payments, especially those with a multiple in excess of 3X cash pay;

-	Payments upon an executive's termination in connection with performance failure;

-	Change in control payouts without loss of job or substantial diminution of job duties (single-triggered);

-

New or materially amended employment or severance agreements that provide for modified single triggers, under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package;

-	Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring;

-	New or materially amended employment or severance agreements that provide for an excise tax gross-up. Modified gross-ups would be treated in the same manner as full gross-ups;

-	Perquisites for former executives such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

•	Dividends or dividend equivalents paid on unvested performance shares or units;

•	Poor disclosure practices:

	-	Unclear explanation of how the CEO is involved in the pay setting process;

	-	Retrospective performance targets and methodology not discussed;

	-	Methodology for benchmarking practices and/or peer group not disclosed and explained;

•	Internal Pay Disparity:

	-	Excessive differential between CEO total pay and that of next highest paid named executive officer (NEO);

•	Options backdating (covered in a separate policy);

•	Other excessive compensation payouts or poor pay practices at the company.

Other Compensation Proposals and Policies

Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals

Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. Vote AGAINST these resolutions in cases where boards have failed to demonstrate good stewardship of investors’ interests regarding executive compensation practices.

For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices:

Relative Considerations:

•	Assessment of performance metrics relative to business strategy, as discussed and explained in the CD&A;

•	Evaluation of peer groups used to set target pay or award opportunities;

•	Alignment of company performance and executive pay trends over time (e.g., performance down: pay down);

•	Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).

Design Considerations:

•	Balance of fixed versus performance-driven pay;

•	Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.

Communication Considerations:

•

Evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

•	Assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).

Employee Stock Purchase Plans -- Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:

•	Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing--was the stock price decline beyond management's control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting--does the new option vest immediately or is there a black-out period?

•	Term of the option--the term should remain the same as that of the replaced option;

•	Exercise price--should be set at fair market or a premium to market;

•	Participants--executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Other Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling on companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

Share Buyback Holding Periods

Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of  its stock. Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Stock Ownership or Holding Period Guidelines

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While RMG favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

-	Rigorous stock ownership guidelines, or

-	A holding period requirement coupled with a significant long-term ownership requirement, or

-	A meaningful retention ratio,

•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

Tax Gross-Up Proposals

Generally vote FOR proposals asking companies to adopt a policy of not providing tax gross-up payments to executives, except where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

9. Corporate Social Responsibility (CSR) Issues

Overall Approach

When evaluating social and environmental shareholder proposals, RMG considers the following factors:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company's business as measured by sales, assets, and earnings;

•	The degree to which the company's stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company's analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Genetically Modified Ingredients

Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

•	The company's business and the proportion of it affected by the resolution;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs.

Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.

Generally vote AGAINST proposals to completely phase out GE ingredients from the company's products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.

Pharmaceutical Pricing, Access to Medicines, and Product Reimportation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote CASE-BY-CASE on proposals requesting that the company report on their product pricing policies or their access to medicine policies, considering:

•	The nature of the company’s business and the potential for reputational and market risk exposure;

•	The existing disclosure of relevant policies;

•	Deviation from established industry norms;

•	The company’s existing, relevant initiatives to provide research and/or products to disadvantaged consumers;

•	Whether the proposal focuses on specific products or geographic regions; and

•	The potential cost and scope of the requested report.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

Gender Identity, Sexual Orientation, and Domestic Partner Benefits

Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.

Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.

Climate Change

Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments considering whether:

•

The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Lobbying Expenditures/Initiatives

Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:

•	Significant controversies, fines, or litigation surrounding a company’s public policy activities,

•	The company’s current level of disclosure on lobbying strategy, and

•	The impact that the policy issue may have on the company’s business operations.

Political Contributions and Trade Association Spending

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote AGAINST proposals to publish in newspapers and public media the company's political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions and trade association spending, considering:

•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•

The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.

Sustainability Reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

•

The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

BARRETT ASSOCIATES
PROXY VOTING

Background

As outlined in the Investment Management Agreement, Barrett Associates shall assume no responsibility for, and Barrett shall be expressly precluded from, voting proxies for securities held in client accounts. Barrett will instruct client custodians to mail proxy material directly to clients. Notwithstanding the foregoing, clients may instruct Barrett to vote proxies by executing a Proxy Voting Form, an attachment to the Investment Management Agreement.

Barrett has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”). If authority to vote proxies is established by the client by executing the Proxy Voting Form- Exhibit C of the Investment Management Agreement, our proxy voting guidelines have been tailored to reflect this specific contractual obligation. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the Investment Manager.

In exercising its voting authority, Barrett Associates will not consult or enter into agreements with officers, directors or employees of Legg Mason Inc. or any of its affiliates (other than Barrett Associates Inc.) regarding the voting of any securities owned by its clients.

Policy

Barrett Associates’ proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are handled in the best interest of clients for whom we have voting authority. While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration Barrett Associates’ contractual obligations to our clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent Barrett Associates deems appropriate).

Procedures

Responsibility and Oversight

The Barrett Associates proxy voting committee (the “Proxy Committee”) is responsible for administering and overseeing the proxy voting process. Barrett’s proxy coordinators (the Proxy Coordinators”) coordinate the gathering of proxies. For their respective accounts, the portfolio managers are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.

Client Authority

If the client has executed a Proxy Voting Form or if the account represents assets of an ERISA plan and Barrett has not received written instruction from the client that precludes the firm from voting proxies, Barrett will assume responsibility for proxy voting.

Proxy Gathering

Registered owners of record, client custodians, client banks and trustees (“Proxy Recipients”) that receive proxy materials on behalf of clients should forward them to the Proxy Coordinator. Proxy Recipients of existing clients will be reminded of the appropriate routing to the Proxy Coordinator for proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. Proxy Recipients for new clients (or, if Barrett Associates becomes aware that the applicable Proxy Recipient for an existing client has changed) are notified at start-up of appropriate routing to a Proxy Coordinator of proxy materials received and also reminded of their responsibility to forward all proxy materials on a timely basis. If Barrett Associates personnel other than a Proxy Coordinator receive proxy materials, they should promptly forward the materials to a Proxy Coordinator.

Proxy Voting

Once proxy materials are received, a Proxy Coordinator will initiate the following actions:

Proxies are reviewed to determine accounts impacted.

If the proxy coordinator and/or portfolio manager is uncertain about any material conflicts of interest, Chairman of the Proxy Committee and/or Chief Compliance Officer will review the proxy issues and make a final determination. (See conflicts of interest section of these procedures for further information on determining material conflicts of interest.)

If a material conflict of interest exists, (i) to the extent reasonably practicable and permitted by applicable law, the client is promptly notified, the conflict is disclosed and Barrett Associates obtains the client’s proxy voting instructions, and (ii) to the extent that it is not reasonably practicable or permitted by applicable law to notify the client and obtain such instructions (e.g., the client is a mutual fund or other commingled vehicle or is an ERISA plan client), Barrett Associates seeks voting instructions from an independent third party.

Votes are determined on a case-by-case basis taking into account the voting guidelines contained in these procedures

The Proxy Coordinators vote the proxies pursuant to the instructions received from the appropriate manager.

Timing

Barrett Associates personnel act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above can be completed before the applicable deadline for returning proxy votes.

Recordkeeping

Barrett Associates maintains records of proxies voted pursuant to Section 204-2 of the Advisers Act and ERISA DOL Bulletin 94-2. These records include:

A copy of Barrett Associates’ policies and procedures.

Copies of proxy statements received regarding client securities.

A copy of any document created by Barrett Associates that was material to making a decision how to vote proxies.

Each written client request for proxy voting records and Barrett Associates’ written response to both verbal and written client requests.

A proxy log including:

1.	Issuer name
2.	Exchange ticker symbol of the issuer’s shares to be voted
3.	Council on Uniform Securities Identification Procedures (“CUSIP”) number for the shares to be voted
4.	A brief identification of the matter voted on
5.	Whether the matter was proposed by the issuer or by a shareholder of the issuer
6.	Whether a vote was cast on the matter
7.	A record of how the vote was cast
8.	Whether the vote was cast for or against the recommendation of the issuer’s management team

Records are maintained for 5 years in an easily accessible place at the offices of Barrett Associates.

Disclosure

Barrett Associates’ proxy policy is outlined in the firm’s Part II of Form ADV. These policies and procedures are designed to ensure that Barrett Associates carries out its obligation to vote proxies in the best interest of clients, consistent with its fiduciary obligation. A copy of our policy is available upon request. New clients who direct Barrett to vote will be provided a copy of these policies and procedures within 10 business days of contract execution. In addition, upon request, clients may receive reports on how their proxies have been voted.

Conflicts of Interest

Issues to be considered include, but are not limited to:

Whether Barrett (or, to the extent required to be considered by applicable law, its affiliates) manages assets for the company or an employee group of the company or otherwise has an interest in the company;

Barrett, or an officer or director of Barrett, or a member of the Proxy Committee – those responsible for recommending the proxy vote (together, “Voting Persons”) is a close relative of or has a personal or business relationship with an executive, director or person who is a candidate for director of the company or is a participant in a proxy contest; and

Whether there is any other business or personal relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.

Voting Guidelines
Barrett's substantive voting decisions turn on the particular facts and circumstances of each proxy vote and are evaluated by the account's Portfolio Manager.  The examples outlined below are meant as guidelines to aid in the decision making process.

Guidelines are grouped according to the types of proposals generally presented to shareholders.  Part I deals with proposals which have been approved and are recommended by a company's board of directors. Part II deals with proposals submitted by shareholders for inclusion in proxy statements. Part III addresses issues relating to voting shares of investment companies. Part IV addresses unique considerations pertaining to foreign issuers.

I.     Board Approved Proposals

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself that have been approved and recommended by its board of directors. Barrett Associates generally votes in support of decisions reached by independent boards of directors.

Votes are cast on a case-by-case basis in contested elections of directors.

1)     Matters relating to Compensation

Barrett Associates generally favors compensation programs that relate executive compensation to a company’s long-term performance.

Barrett Associates generally votes against stock option plans or proposals that permit replacing or re-pricing of underwater options.

Barrett Associates generally votes against stock option plans that permit issuance of options with an exercise price below the stocks’ current market price.

Votes are cast on a case-by-case basis on board-approved proposals relating to compensation.

2)     Matters relating to Capitalization

The management of a company’s capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company. As a result, Barrett Associates votes on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization

3)     Matters relating to Acquisitions, Mergers, Reorganizations and Other Transactions

Barrett Associates generally votes against highly dilutive acquisitions, although these issues are examined on a case-by-case basis.

4)     Matters relating to Anti-Takeover Measures

Barrett Associates votes against board-approved proposals to adopt anti-takeover measures except as follows:

Barrett Associates votes on a case-by-case basis on proposals to ratify or approve shareholder rights plans.

Barrett Associates votes on a case-by-case basis on proposals to adopt fair price provisions.

5)     Other Business Matters

Barrett Associates votes for board-approved proposals approving such routine business matters such as changing the company’s name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting.

Barrett Associates votes on a case-by-case basis on proposals to amend a company’s charter or bylaws.

Barrett Associates generally votes against authorizing management to vote for unidentified substantive business at and against giving management the authority to adjourn meetings without compelling reasons.

II.     Shareholder Proposals

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of a company’s corporate governance structure or to change some aspect of its business operations. Barrett Associates votes in accordance with the recommendation of the company’s board of directors generally.

III.     Voting Shares of Investment Companies

Barrett Associates may utilize shares of open or closed-end investment companies to implement its investment strategies. Shareholder votes for investment companies that fall within the categories listed above are voted in accordance with those guidelines.

Barrett Associates votes on a case-by-case basis on proposals relating to changes in the investment objectives of an investment company taking into account the original intent of the fund and the role the fund plays in the clients’ portfolios.

Barrett Associates votes on a case-by-case basis all proposals that would result in increases in expenses (e.g., proposals to adopt 12b-1 plans, alter investment advisory arrangements or approve fund mergers) taking into account comparable expenses for similar funds and the services to be provided.

IV.     Voting Shares of Foreign Issuers

In the event Barrett Associates is required to vote on securities held in foreign issuers – i.e. issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock market, the following guidelines are used, which are premised on the existence of a sound corporate governance and disclosure framework. These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.

Barrett Associates votes on a case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company’s outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company’s outstanding common stock where shareholders have preemptive rights.

Voting Procedures When Barrett Associates Utilizes a Third Party Proxy Service

If Barrett is utilizing a third party proxy service in connection with certain client accounts, a Proxy Coordinator will ensure that the proxy service receives updated holdings for the affected accounts. A Proxy Coordinator will also ensure that the proxy service delivers its recommendations on a timely basis and that such information is provided to the appropriate manager. A Proxy Coordinator will maintain records of the proxy service recommendations and voting reports.

Corporate Actions

Notice of any corporate actions should be communicated to a Proxy Coordinator or Compliance Officer who shall coordinate with the portfolio managers to determine the firm’s desired course of action and communicate the firm’s instructions to the custodian. The appropriate Proxy Coordinator will also keep accurate records of each corporate action and the steps that were taken by the firm.

BARRETT ASSOCIATES
PROXY VOTING

Background

As outlined in the Investment Management Agreement, Barrett Associates shall assume no responsibility for, and Barrett shall be expressly precluded from, voting proxies for securities held in client accounts. Barrett will instruct client custodians to mail proxy material directly to clients. Notwithstanding the foregoing, clients may instruct Barrett to vote proxies by executing a Proxy Voting Form, an attachment to the Investment Management Agreement.

Barrett has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”). If authority to vote proxies is established by the client by executing the Proxy Voting Form- Exhibit C of the Investment Management Agreement, our proxy voting guidelines have been tailored to reflect this specific contractual obligation. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the Investment Manager.

In exercising its voting authority, Barrett Associates will not consult or enter into agreements with officers, directors or employees of Legg Mason Inc. or any of its affiliates (other than Barrett Associates Inc.) regarding the voting of any securities owned by its clients.

Policy

Barrett Associates’ proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are handled in the best interest of clients for whom we have voting authority. While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration Barrett Associates’ contractual obligations to our clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent Barrett Associates deems appropriate).

Procedures

Responsibility and Oversight

The Barrett Associates proxy voting committee (the “Proxy Committee”) is responsible for administering and overseeing the proxy voting process. Barrett’s proxy coordinators (the Proxy Coordinators”) coordinate the gathering of proxies. For their respective accounts, the portfolio managers are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.

Client Authority

If the client has executed a Proxy Voting Form or if the account represents assets of an ERISA plan and Barrett has not received written instruction from the client that precludes the firm from voting proxies, Barrett will assume responsibility for proxy voting.

Proxy Gathering

Registered owners of record, client custodians, client banks and trustees (“Proxy Recipients”) that receive proxy materials on behalf of clients should forward them to the Proxy Coordinator. Proxy Recipients of existing clients will be reminded of the appropriate routing to the Proxy Coordinator for proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. Proxy Recipients for new clients (or, if Barrett Associates becomes aware that the applicable Proxy Recipient for an existing client has changed) are notified at start-up of appropriate routing to a Proxy Coordinator of proxy materials received and also reminded of their responsibility to forward all proxy materials on a timely basis. If Barrett Associates personnel other than a Proxy Coordinator receive proxy materials, they should promptly forward the materials to a Proxy Coordinator.

Proxy Voting

Once proxy materials are received, a Proxy Coordinator will initiate the following actions:

Proxies are reviewed to determine accounts impacted.

If the proxy coordinator and/or portfolio manager is uncertain about any material conflicts of interest, Chairman of the Proxy Committee and/or Chief Compliance Officer will review the proxy issues and make a final determination. (See conflicts of interest section of these procedures for further information on determining material conflicts of interest.)

If a material conflict of interest exists, (i) to the extent reasonably practicable and permitted by applicable law, the client is promptly notified, the conflict is disclosed and Barrett Associates obtains the client’s proxy voting instructions, and (ii) to the extent that it is not reasonably practicable or permitted by applicable law to notify the client and obtain such instructions (e.g., the client is a mutual fund or other commingled vehicle or is an ERISA plan client), Barrett Associates seeks voting instructions from an independent third party.

Votes are determined on a case-by-case basis taking into account the voting guidelines contained in these procedures

The Proxy Coordinators vote the proxies pursuant to the instructions received from the appropriate manager.

Timing

Barrett Associates personnel act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above can be completed before the applicable deadline for returning proxy votes.

Recordkeeping

Barrett Associates maintains records of proxies voted pursuant to Section 204-2 of the Advisers Act and ERISA DOL Bulletin 94-2. These records include:

A copy of Barrett Associates’ policies and procedures.

Copies of proxy statements received regarding client securities.

A copy of any document created by Barrett Associates that was material to making a decision how to vote proxies.

Each written client request for proxy voting records and Barrett Associates’ written response to both verbal and written client requests.

A proxy log including:

1.	Issuer name
2.	Exchange ticker symbol of the issuer’s shares to be voted
3.	Council on Uniform Securities Identification Procedures (“CUSIP”) number for the shares to be voted
4.	A brief identification of the matter voted on
5.	Whether the matter was proposed by the issuer or by a shareholder of the issuer
6.	Whether a vote was cast on the matter
7.	A record of how the vote was cast
8.	Whether the vote was cast for or against the recommendation of the issuer’s management team

Records are maintained for 5 years in an easily accessible place at the offices of Barrett Associates.

Disclosure

Barrett Associates’ proxy policy is outlined in the firm’s Part II of Form ADV. These policies and procedures are designed to ensure that Barrett Associates carries out its obligation to vote proxies in the best interest of clients, consistent with its fiduciary obligation. A copy of our policy is available upon request. New clients who direct Barrett to vote will be provided a copy of these policies and procedures within 10 business days of contract execution. In addition, upon request, clients may receive reports on how their proxies have been voted.

Conflicts of Interest

Issues to be considered include, but are not limited to:

Whether Barrett (or, to the extent required to be considered by applicable law, its affiliates) manages assets for the company or an employee group of the company or otherwise has an interest in the company;

Barrett, or an officer or director of Barrett, or a member of the Proxy Committee – those responsible for recommending the proxy vote (together, “Voting Persons”) is a close relative of or has a personal or business relationship with an executive, director or person who is a candidate for director of the company or is a participant in a proxy contest; and

Whether there is any other business or personal relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.

Voting Guidelines
Barrett’s substantive voting decisions turn on the particular facts and circumstances of each proxy vote and are evaluated by the account’s Portfolio Manager.  The examples outlined below are meant as guidelines to aid in the decision making process.

Guidelines are grouped according to the types of proposals generally presented to shareholders.  Part I deals with proposals which have been approved and are recommended by a company’s board of directors. Part II deals with proposals submitted by shareholders for inclusion in proxy statements. Part III addresses issues relating to voting shares of investment companies. Part IV addresses unique considerations pertaining to foreign issuers.

I.     Board Approved Proposals

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself that have been approved and recommended by its board of directors. Barrett Associates generally votes in support of decisions reached by independent boards of directors.

Votes are cast on a case-by-case basis in contested elections of directors.

1)     Matters relating to Compensation

Barrett Associates generally favors compensation programs that relate executive compensation to a company’s long-term performance.

Barrett Associates generally votes against stock option plans or proposals that permit replacing or re-pricing of underwater options.

Barrett Associates generally votes against stock option plans that permit issuance of options with an exercise price below the stocks’ current market price.

Votes are cast on a case-by-case basis on board-approved proposals relating to compensation.

2)     Matters relating to Capitalization

The management of a company’s capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company. As a result, Barrett Associates votes on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization

3)     Matters relating to Acquisitions, Mergers, Reorganizations and Other Transactions

Barrett Associates generally votes against highly dilutive acquisitions, although these issues are examined on a case-by-case basis.

4)     Matters relating to Anti-Takeover Measures

Barrett Associates votes against board-approved proposals to adopt anti-takeover measures except as follows:

Barrett Associates votes on a case-by-case basis on proposals to ratify or approve shareholder rights plans.

Barrett Associates votes on a case-by-case basis on proposals to adopt fair price provisions.

5)     Other Business Matters

Barrett Associates votes for board-approved proposals approving such routine business matters such as changing the company’s name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting.

Barrett Associates votes on a case-by-case basis on proposals to amend a company’s charter or bylaws.

Barrett Associates generally votes against authorizing management to vote for unidentified substantive business at and against giving management the authority to adjourn meetings without compelling reasons.

II.     Shareholder Proposals

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of a company’s corporate governance structure or to change some aspect of its business operations. Barrett Associates votes in accordance with the recommendation of the company’s board of directors generally.

III.     Voting Shares of Investment Companies

Barrett Associates may utilize shares of open or closed-end investment companies to implement its investment strategies. Shareholder votes for investment companies that fall within the categories listed above are voted in accordance with those guidelines.

Barrett Associates votes on a case-by-case basis on proposals relating to changes in the investment objectives of an investment company taking into account the original intent of the fund and the role the fund plays in the clients’ portfolios.

Barrett Associates votes on a case-by-case basis all proposals that would result in increases in expenses (e.g., proposals to adopt 12b-1 plans, alter investment advisory arrangements or approve fund mergers) taking into account comparable expenses for similar funds and the services to be provided.

IV.     Voting Shares of Foreign Issuers

In the event Barrett Associates is required to vote on securities held in foreign issuers – i.e. issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock market, the following guidelines are used, which are premised on the existence of a sound corporate governance and disclosure framework. These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.

Barrett Associates votes on a case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company’s outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company’s outstanding common stock where shareholders have preemptive rights.

Voting Procedures When Barrett Associates Utilizes a Third Party Proxy Service

If Barrett is utilizing a third party proxy service in connection with certain client accounts, a Proxy Coordinator will ensure that the proxy service receives updated holdings for the affected accounts. A Proxy Coordinator will also ensure that the proxy service delivers its recommendations on a timely basis and that such information is provided to the appropriate manager. A Proxy Coordinator will maintain records of the proxy service recommendations and voting reports.

Corporate Actions

Notice of any corporate actions should be communicated to a Proxy Coordinator or Compliance Officer who shall coordinate with the portfolio managers to determine the firm’s desired course of action and communicate the firm’s instructions to the custodian. The appropriate Proxy Coordinator will also keep accurate records of each corporate action and the steps that were taken by the firm.

BATTERYMARCH FINANCIAL MANAGEMENT, INC.

PROXY VOTING POLICIES AND PROCEDURES

INTRODUCTION

Batterymarch’s primary focus and responsibility is to preserve and enhance its clients’ investment returns. An integral part of this responsibility is encouraging good corporate governance practices by the companies we invest in through conscientiously exercising shareholder rights. We believe this will result in increased value for shareholders. Batterymarch has adopted and implemented the following policies and procedures, which we believe are reasonably designed to ensure that Batterymarch’s votes are cast in a consistent manner that place our clients’ interests first.

Batterymarch’s Proxy Voting Philosophy and Guidelines are an integral part of this document.

VOTING AND MONITORING RESPONSIBILITY

Batterymarch’s Compliance Department is responsible for managing and monitoring proxy voting operations. Batterymarch has retained RiskMetrics Group’s ISS Governance Services unit (“ISS”), a recognized authority on proxy voting and corporate governance, to provide dayto-day proxy voting services, including, but not limited to, obtaining proxy ballots, providing vote recommendations, voting, recordkeeping and reporting. (RiskMetrics Group’s ISS Governance Services unit was formerly known as Institutional Shareholder Services.) Batterymarch’s compliance personnel are responsible for managing the relationship with ISS and ensuring that
Batterymarch’s fiduciary obligations are met.

VOTING AUTHORITY

Batterymarch assumes voting authority for all client accounts unless a client’s Investment Management Agreement explicitly states otherwise.

HOW PROXIES ARE VOTED

Batterymarch’s policy is generally to vote in accordance with the recommendations of ISS. Voting will normally be conducted in accordance with ISS’s standard guidelines. However, a client may direct Batterymarch to vote in accordance with the guidelines of Taft-Hartley Advisory Services, an independent research team of ISS which focuses on the specific concerns of Taft-Hartley plans and which conform to the AFL-CIO Proxy Voting Guidelines. In instances where ISS has not made any recommendations with respect to a proxy, Batterymarch will generally vote in accordance with ISS’s proxy voting guidelines.

Under certain circumstances, Batterymarch may believe that it will be in the best interests of clients to vote against ISS’s recommendations or, in cases where ISS has not provided Batterymarch with any recommendations with respect to a proxy, to vote in contradiction with ISS’s general proxy voting guidelines. In such cases, provided that Batterymarch’s Compliance

Department does not identify a material conflict of interest in overriding an ISS vote recommendation or voting against ISS’s proxy voting guidelines, Batterymarch will override the voting recommendation of ISS.

Batterymarch will generally cast votes for all shares for which it has voting authority, unless the cost of voting is presumed to outweigh the benefit. Batterymarch’s policy regarding when it may not vote proxies is described below.

CONFLICTS OF INTEREST

Potential conflicts of interest may arise due to a variety of reasons that could affect how Batterymarch votes proxies. Batterymarch manages assets for a wide variety of clients that may have mutually exclusive goals regarding the outcome of a shareholders meeting. Batterymarch may have a conflict of interest when a company that is soliciting a proxy is an advisory client of Batterymarch, or when Batterymarch’s employees have an interest in a proxy voting proposal that is at variance with the interests of Batterymarch’s clients. With the ability to influence the outcome of a corporation’s shareholder meeting comes the responsibility to prevent potential conflicts of interest from affecting the way we cast our votes. Batterymarch attempts to minimize material conflicts of interest by using pre-determined voting guidelines and by obtaining vote recommendations from ISS.

If one or more members of Batterymarch’s investment teams believe that it will be in the best interests of clients to vote in contradiction with ISS’s recommendations or, in cases where ISS has not provided Batterymarch with any recommendations with respect to a proxy, to vote in contradiction with ISS’s general proxy voting guidelines, Batterymarch’s Compliance Department will be responsible for identifying whether any proxy voting proposals present a conflict of interest. If such a proposal is identified, Batterymarch’s compliance personnel will decide whether it presents a material conflict of interest.

If a conflict of interest is identified, proxy proposals that are “routine,” such as uncontested elections of directors, meeting formalities, and approval of financial statements, generally will not result in a material conflict of interest. Material conflicts of interest are more likely to result from non-routine proxy proposals. Non-routine proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock option plans and retirement plans).

If Batterymarch’s Compliance Department determines that a material conflict of interest exists, Batterymarch may vote the proposal in accordance with either the recommendations of (a) ISS, (b) another authorized person of Batterymarch if the material conflict of interest does not relate to such other person or Batterymarch itself, or (c) each client whose portfolio includes the applicable security. If Batterymarch solicits instructions from clients on how to vote a proposal or proxy, Batterymarch may or may not disclose to such clients the nature of the conflict of interest.

WHEN BATTERYMARCH MAY NOT VOTE

Batterymarch generally does not vote proxies when it determines that the cost of voting outweighs the benefit of doing so. Voting in foreign markets typically incurs higher costs than voting in the U.S. Among the various costs associated with voting foreign shares are fees for translating meeting materials, custody fees, and charges for obtaining power of attorney documents. We have identified the most significant potential cost as the loss of liquidity connected with voting where share blocking restrictions apply.

Share blocking restrictions are designed to establish eligibility for voting and require that shares be blocked from trading for a period of time before and/or after a shareholder meeting. During the blocking period, any pending trades in blocked shares will not settle. Depending on the market, this period can last from one day to several weeks, assuming a quorum is achieved. If the first call for a meeting fails to meet quorum, it may be necessary to conduct a second or even third call, thereby extending the blocking period. If a sale of blocked shares must be executed to satisfy a client redemption request or is otherwise deemed desirable by
Batterymarch, it will settle late and potentially be subject to interest charges or other punitive fees or practices such as automatic buy-in procedures.

Because of these inherent risks, we have decided not to vote when share blocking applies unless we determine that a particular proposal or series of proposals is likely to represent a substantial increase or decrease in shareholder value and/or rights. This decision will be based on the determination of Batterymarch’s investment personnel.

ISS sends a periodic report of securities with upcoming meetings where share blocking applies.
This report details the type of meeting, the market and the blocking period. Batterymarch’s
Compliance Department monitors these upcoming meetings, consults with Batterymarch investment team members responsible for investing in each market and arrives at a decision on whether or not to vote.

RECORDKEEPING AND REPORTING

ISS maintains complete records of all votes cast on behalf of each of Batterymarch’s client accounts, including the number of shares held, meeting date, type of meeting, management recommendation, and the rationale for each vote. ISS provides Batterymarch with periodic, customized reports for each client account for which Batterymarch votes proxies.

REQUESTS TO OBTAIN PROXY VOTING INFORMATION

Batterymarch provides proxy voting summary reports to clients for whom we exercise voting responsibility on an annual basis or more frequently, subject to such clients’ reporting requirements. Batterymarch is able to provide such reporting either electronically or in hard copy format. Batterymarch also provides a copy of its proxy voting guidelines to clients upon request. A log of client requests for proxy voting information and details on the fulfillment of those requests is maintained by Batterymarch’s Compliance Department.

Client requests for obtaining information about Batterymarch’s proxy voting guidelines or information about how Batterymarch voted client securities, if applicable, can be obtained by contacting Batterymarch:

By mail

Batterymarch Financial Management, Inc.
Attention: Compliance Department
John Hancock Tower
200 Clarendon Street, 49th Floor
Boston, Massachusetts 02116
USA

By telephone

(617)266-8300

BATTERYMARCH FINANCIAL MANAGEMENT, INC.

PROXY VOTING PHILOSOPHY

Batterymarch recognizes that proxy voting is an integral part of its responsibilities as an investment manager. As a general principle, Batterymarch believes proxies should be voted solely in the best interests of its clients. Batterymarch generally votes proxies with a view to enhancing the value of the securities held in client accounts; Batterymarch will generally vote in favor for any proposal that will maximize shareholder wealth or expand shareholder rights, and vote against any proposal that might decrease shareholder wealth or rights.

When Batterymarch is responsible for voting proxies, Batterymarch’s policy is generally to vote in accordance with the recommendations of RiskMetrics Group’s ISS Governance Services unit (“ISS”), a recognized authority on proxy voting and corporate governance. (RiskMetrics Group’s ISS Governance Services unit was formerly known as Institutional Shareholder Services.) Voting will normally be conducted in accordance with ISS’s standard guidelines. However, a client may direct Batterymarch to vote in accordance with the guidelines of Taft-Hartley Advisory Services, an independent research team of ISS which focuses on the specific concerns of Taft-Hartley plans and which conform to the AFL-CIO Proxy Voting Guidelines. In instances where ISS has not made any recommendations with respect to a proxy, Batterymarch will generally vote in accordance with ISS’s proxy voting guidelines.

PROXY VOTING GUIDELINES

In the absence of any specific direction from clients, proxy voting will normally be conducted in accordance with ISS’s standard guidelines. The following attachments are concise summaries of ISS’s standard proxy voting policy guidelines relating to domestic and global proxies.

ISS Governance Services
Concise Summary of 2008 U.S. Proxy Voting Guidelines

Effective for Meetings on or after Feb. 1, 2008
Updated Dec. 21, 2007

1. Auditors

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:
• An auditor has a financial interest in or association with the company, and is therefore not independent;

• There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;
• Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or
• Fees for non-audit services (“other” fees) are excessive.
Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:
• The tenure of the audit firm;
• The length of rotation specified in the proposal;
• Any significant audit-related issues at the company;
• The number of audit committee meetings held each year;
• The number of financial experts serving on the committee; and
• Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

2. Board of Directors

Voting on Director Nominees in Uncontested Elections

Vote AGAINST or WITHHOLD from individual directors who:
• Attend less than 75 percent of the board and committee meetings without a valid excuse;
• Sit on more than six public company boards;
• Are CEOs of public companies who sit on the boards of more than two public companies besides their own--withhold only at their outside boards.
Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:
• The company’s proxy indicates that not all directors attended 75 percent of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;
• The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;
• The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;
• The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);
• The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);
• The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

• At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;
• The company is a Russell 3000 company that underperformed its industry group (GICS group) under ISS’ “Performance Test for Directors” policy;
• The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election--any or all appropriate nominees (except new) may be held accountable.
Vote AGAINST or WITHHOLD from inside directors and affiliated outside directors when:
• The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
• The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
• The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;
• The full board is less than majority independent.
Vote AGAINST or WITHHOLD from the members of the audit committee if:
• The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);
• Poor accounting practices are identified which rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or
• There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
Vote AGAINST or WITHHOLD from the members of the compensation committee if:
• There is a negative correlation between the chief executive’s pay and company performance;
• The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;
• The company fails to submit one-time transfers of stock options to a shareholder vote;
• The company fails to fulfill the terms of a burn-rate commitment made to shareholders;
• The company has backdated options (see “Options Backdating” policy);
• The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.
Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

Cumulative Voting

Generally vote AGAINST proposals to eliminate cumulative voting. Generally vote FOR proposals to restore or provide for cumulative voting unless:

• The company has proxy access or a similar structure to allow shareholders to nominate directors to the company’s ballot; and
• The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.
Vote FOR proposals for cumulative voting at controlled companies (insider voting power > 50 percent).

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all the following:
• Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:
- presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;
- serves as liaison between the chairman and the independent directors;
- approves information sent to the board;
- approves meeting agendas for the board;
- approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;
- has the authority to call meetings of the independent directors;
- if requested by major shareholders, ensures that he is available for consultation and direct communication;
• The company publicly discloses a comparison of the duties of its independent lead director and its chairman;
• The company publicly discloses a sufficient explanation of why it chooses not to give the position of chairman to the independent lead director, and instead combine the chairman and CEO positions;
• Two-thirds independent board;
• All independent key committees;
• Established governance guidelines;
• The company should not have underperformed both its peers and index on the basis of both one-year and three-year total shareholder returns*, unless there has been a change in the Chairman/CEO position within that time; and
• The company does not have any problematic governance issues.
Vote FOR the proposal if the company does not provide disclosure with respect to any or all of the bullet points above. If disclosure is provided, evaluate on a CASE-BY-CASE basis.

* The industry peer group used for this evaluation is the average of the 12 companies in the same six-digit GICS group that are closest in revenue to the company. To fail, the company must underperform its index and industry group on all four measures (one- and three-year on industry peers and index).

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carveout for a plurality vote standard when there are more nominees than board seats. Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

Open Access

Vote shareholder proposals asking for open or proxy access on a CASE-BY-CASE basis, taking into account:
• The ownership threshold proposed in the resolution;
• The proponent’s rationale for the proposal at the targeted company in terms of board and director conduct.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
• Long-term financial performance of the target company relative to its industry;
• Management’s track record;
• Background to the proxy contest;
• Qualifications of director nominees (both slates);
• Strategic plan of dissident slate and quality of critique against management;
• Likelihood that the proposed goals and objectives can be achieved (both slates);
• Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.
Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:
• The election of fewer than 50 percent of the directors to be elected is contested in the election;
• One or more of the dissident’s candidates is elected;
• Shareholders are not permitted to cumulate their votes for directors; and
• The election occurred, and the expenses were incurred, after the adoption of this bylaw.

4. Takeover Defenses

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
• Shareholders have approved the adoption of the plan; or
• The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.
Vote FOR shareholder proposals calling for poison pills to be put to a vote within a year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.
Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
• No lower than a 20 percent trigger, flip-in or flip-over;
• A term of no more than three years;
• No dead-hand, slow-hand, no-hand, or similar feature that limits the ability of a future board to redeem the pill;
• Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting, or seek a written consent to vote on rescinding the pill.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings. Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

• Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable?
While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.
• Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
• Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable.
Management should also have a favorable track record of successful integration of historical acquisitions.
• Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.
• Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The aggregate CIC figure may be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.
• Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

6. State of Incorporation

Reincorporation Proposals

Vote CASE-BY-CASE on proposals to change a company’s state of incorporation, taking into consideration both financial and corporate governance concerns, including:
• The reasons for reincorporating;
• A comparison of the governance provisions;
• Comparative economic benefits; and
• A comparison of the jurisdictional laws.

7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain. In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company’s performance and whether the company’s ongoing use of shares has shown prudence. Factors should include, at a minimum, the following:
• Rationale;
• Good performance with respect to peers and index on a five-year total shareholder return basis;
• Absence of non-shareholder approved poison pill;
• Reasonable equity compensation burn rate;
• No non-shareholder approved pay plans; and
• Absence of egregious equity compensation practices.

Dual-Class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:
• It is intended for financing purposes with minimal or no dilution to current shareholders;
• It is not designed to preserve the voting power of an insider or significant shareholder.

Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

Preferred Stock

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), and AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense), and FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:
• The total cost of the company’s equity plans is unreasonable;

• The plan expressly permits the repricing of stock options without prior shareholder approval;
• There is a disconnect between CEO pay and the company’s performance;
• The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group; or
• The plan is a vehicle for poor pay practices.

Poor Pay Practices

Vote AGAINST or WITHHOLD from compensation committee members, the CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.
The following practices, while not exhaustive, are examples of poor compensation practices:
• Egregious employment contracts (e.g., multi-year guarantees for salary increases, bonuses, and equity compensation);
• Excessive perks (overly generous cost and/or reimbursement of taxes for personal use of corporate aircraft, personal security systems maintenance and/or installation, car allowances, and/or other excessive arrangements relative to base salary);
• Abnormally large bonus payouts without justifiable performance linkage or proper disclosure (e.g., performance metrics that are changed, canceled, or replaced during the performance period without adequate explanation of the action and the link to performance);
• Egregious pension/SERP (supplemental executive retirement plan) payouts (inclusion of additional years of service not worked that result in significant payouts, or inclusion of performance-based equity awards in the pension calculation;
• New CEO with overly generous new hire package (e.g., excessive “make whole” provisions);
• Excessive severance and/or change-in-control provisions: Inclusion of excessive change-in-control or severance payments, especially those with a multiple in excess of 3X cash pay;
- Severance paid for a “performance termination,” (i.e., due to the executive’s failure to perform job functions at the appropriate level);
- Change-in-control payouts without loss of job or substantial diminution of job duties
(single-triggered);
- Perquisites for former executives such as car allowances, personal use of corporate aircraft, or other inappropriate arrangements;
• Poor disclosure practices, (unclear explanation of how the CEO is involved in the pay setting process, retrospective performance targets and methodology not discussed, or methodology for benchmarking practices and/or peer group not disclosed and explained);
• Internal pay disparity (e.g., excessive differential between CEO total pay and that of next highest-paid named executive officer);
• Other excessive compensation payouts or poor pay practices at the company.

Director Compensation

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap.
On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans will exceed the allowable cap.

Vote for the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:
• Director stock ownership guidelines with a minimum of three times the annual cash retainer.
• Vesting schedule or mandatory holding/deferral period:
- A minimum vesting of three years for stock options or restricted stock; or
- Deferred stock payable at the end of a three-year deferral period.
• Mix between cash and equity:
- A balanced mix of cash and equity, for example 40 percent cash/60 percent equity or 50 percent cash/50 percent equity; or
- If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.
• No retirement/benefits and perquisites provided to non-employee directors; and
• Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

Employee Stock Purchase Plans--Qualified Plans

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:
• Purchase price is at least 85 percent of fair market value;
• Offering period is 27 months or less; and
• The number of shares allocated to the plan is 10 percent or less of the outstanding shares.
Vote AGAINST qualified employee stock purchase plans where any of the following apply:
• Purchase price is less than 85 percent of fair market value; or
• Offering period is greater than 27 months; or
• The number of shares allocated to the plan is more than 10 percent of the outstanding shares.

Employee Stock Purchase Plans--Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:
• Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);
• Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;
• Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;
• No discount on the stock price on the date of purchase since there is a company matching contribution.
Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Options Backdating

In cases where a company has practiced options backdating, vote AGAINST or WITHHOLD on a CASE-BY-CASE basis from the members of the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. Vote AGAINST or WITHHOLD from the compensation committee members who oversaw the questionable options practices or from current compensation committee members who fail to respond to the issue proactively, depending on several factors, including, but not limited to:
• Reason and motive for the options backdating issue (inadvertent vs. deliberate grant date changes);
• Length of time of options backdating;
• Size of restatement due to options backdating;
• Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recoupment of option gains on backdated grants;
• Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.

Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, considering:
• Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;
• Rationale for the re-pricing--was the stock price decline beyond management’s control?
• Is this a value-for-value exchange?
• Are surrendered stock options added back to the plan reserve?
• Option vesting--does the new option vest immediately or is there a black-out period?
• Term of the option--the term should remain the same as that of the replaced option;
• Exercise price--should be set at fair market or a premium to market;
• Participants--executive officers and directors should be excluded.
If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s three-year average burn rate. In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.
Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Stock Plans in Lieu of Cash

Vote CASE-by-CASE on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock, and on plans that do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, ISS will not make any adjustments to carve out the in-lieu-of cash compensation. Vote FOR non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.

Transfer Programs of Stock Options

Vote AGAINST or WITHHOLD from compensation committee members if they fail to submit one-time transfers to shareholders for approval.
Vote CASE-BY-CASE on one-time transfers. Vote FOR if:
• Executive officers and non-employee directors are excluded from participating;
• Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;
• There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.
Additionally, management should provide a clear explanation of why options are being transferred and whether the events leading up to the decline in stock price were beyond management’s control. A review of the company’s historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.
Vote AGAINST equity plan proposals if the details of ongoing Transfer of Stock Options programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:
• Eligibility;
• Vesting;
• Bid-price;
• Term of options;
• Transfer value to third-party financial institution, employees and the company.
Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.

Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the named executive officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

Compensation Consultants--Disclosure of Board or Company’s Utilization

Generally vote FOR shareholder proposals seeking disclosure regarding the company, board, or compensation committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.

Disclosure/Setting Levels or Types of Compensation for Executives and Directors

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. Vote AGAINST shareholder proposals requiring director fees be paid in stock only. Vote CASE-BY-CASE on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

Pay for Superior Performance

Generally vote FOR shareholder proposals based on a case-by-case analysis that requests the board establish a pay-for-superior performance standard in the company’s compensation plan for senior executives. The proposal should have the following principles:
• Sets compensation targets for the plan’s annual and long-term incentive pay components at or below the peer group median;
• Delivers a majority of the plan’s target long-term compensation through performance-vested, not simply time-vested, equity awards;
• Provides the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;
• Establishes performance targets for each plan financial metric relative to the performance of the company’s peer companies;
• Limits payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.
Consider the following factors in evaluating this proposal:
• What aspects of the company’s annual and long-term equity incentive programs are performance driven?
• If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?
• Can shareholders assess the correlation between pay and performance based on the current disclosure?
• What type of industry and stage of business cycle does the company belong to?

Performance-Based Awards

Vote CASE-BY-CASE on shareholder proposal requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:
• First, vote FOR shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a premium of at least 25 percent and higher to be considered performance-based awards.
• Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote FOR the proposal. Furthermore, if target performance results in an above target payout, vote FOR the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote FOR the shareholder proposal regardless of the outcome of the first step to the test.
In general, vote FOR the shareholder proposal if the company does not meet both of these two requirements.

Pre-Arranged Trading Plans (10b5-1 Plans)

Generally vote FOR shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include: • Adoption, amendment, or termination of a 10b5-1 plan must be disclosed within two business days in a Form 8-K;
• Amendment or early termination of a 10b5-1 plan is allowed only under extraordinary circumstances, as determined by the board;
• Ninety days must elapse between adoption or amendment of a 10b5-1 plan and initial trading under the plan;
• Reports on Form 4 must identify transactions made pursuant to a 10b5-1 plan;
• An executive may not trade in company stock outside the 10b5-1 Plan.
• Trades under a 10b5-1 plan must be handled by a broker who does not handle other securities transactions for the executive.

Recoup Bonuses

Vote on a CASE-BY-CASE on proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation, taking into consideration:
• If the company has adopted a formal recoupment bonus policy; or
• If the company has chronic restatement history or material financial problems.

Severance Agreements for Executives/Golden Parachutes

Vote FOR shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:
• The triggering mechanism should be beyond the control of management;
• The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the change of control);
• Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

Supplemental Executive Retirement Plans (SERPs)

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans. Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding of all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.

9. Corporate Social Responsibility (CSR) Issues

Consumer Lending

Vote CASE-BY CASE on requests for reports on the company’s lending guidelines and procedures, including the establishment of a board committee for oversight, taking into account:
• Whether the company has adequately disclosed mechanisms to prevent abusive lending practices;
• Whether the company has adequately disclosed the financial risks of the lending products in question;
• Whether the company has been subject to violations of lending laws or serious lending controversies;
• Peer companies’ policies to prevent abusive lending practices.

Pharmaceutical Pricing

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.
Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:
• The existing level of disclosure on pricing policies;
• Deviation from established industry pricing norms;
• The company’s existing initiatives to provide its products to needy consumers;

• Whether the proposal focuses on specific products or geographic regions.

Product Safety and Toxic Materials

Generally vote FOR proposals requesting the company to report on its policies, initiatives/procedures, and oversight mechanisms related to toxic materials and/or product safety in its supply chain, unless:
• The company already discloses similar information through existing reports or policies such as a supplier code of conduct and/or a sustainability report;
• The company has formally committed to the implementation of a toxic materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; and
• The company has not been recently involved in relevant significant controversies or violations.
Vote CASE-BY-CASE on resolutions requesting that companies develop a feasibility assessment to phaseout of certain toxic chemicals and/or evaluate and disclose the financial and legal risks associated with utilizing certain chemicals, considering:
• Current regulations in the markets in which the company operates;
• Recent significant controversy, litigation, or fines stemming from toxic chemicals or ingredients at the company; and
• The current level of disclosure on this topic.

Climate Change

In general, vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations unless:
• The company already provides current, publicly available information on the perceived impact that climate change may have on the company as well as associated policies and procedures to address such risks and/or opportunities;
• The company’s level of disclosure is comparable to or better than information provided by industry peers; and
• There are no significant fines, penalties, or litigation associated with the company’s environmental performance.

Greenhouse Gas Emissions

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines, or litigation resulting from greenhouse gas emissions.

Political Contributions and Trade Associations Spending

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
• The company is in compliance with laws governing corporate political activities; and
• The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.
Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions as such publications could present significant cost to the company without providing commensurate value to shareholders. Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:
• Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and
• The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures.
Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage. Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Sustainability Reporting

Generally vote FOR proposals requesting the company to report on policies and initiatives related to social, economic, and environmental sustainability, unless:
• The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct; and/or a diversity report; or
• The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

ISS Governance Services
2008 International Proxy Voting Guidelines SummaryConcise

Effective for Meetings on or after Feb. 1, 2008
Updated Dec. 17, 2007

1. Operational Items

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:
• There are concerns about the accounts presented or audit procedures used; or
• The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:
• There are serious concerns about the accounts presented or the audit procedures used;
• The auditors are being changed without explanation; or
• Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.
Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Internal Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:
• There are serious concerns about the statutory reports presented or the audit procedures used;
• Questions exist concerning any of the statutory auditors being appointed; or
• The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:
• The dividend payout ratio has been consistently below 30 percent without adequate explanation; or
• The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.
Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

2. Board of Directors

Director Elections

Vote FOR management nominees in the election of directors, unless:
• Adequate disclosure has not been provided in a timely manner;
• There are clear concerns over questionable finances or restatements;
• There have been questionable transactions with conflicts of interest;
• There are any records of abuses against minority shareholder interests; or
• The board fails to meet minimum corporate governance standards.
Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.
Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.
Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).
Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.
Please see the International Classification of Directors on the following page.

ISS Classification of Directors – International Policy 2008
Executive Director

• Employee or executive of the company;
• Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

• Any director who is attested by the board to be a non-independent NED;
• Any director specifically designated as a representative of a significant shareholder of the company;
• Any director who is also an employee or executive of a significant shareholder of the company;
• Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);
• Government representative;
• Currently provides (or a relative (3) provides) professional services(4) to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;
• Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test(5));
• Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;
• Relative(1) of a current employee of the company or its affiliates;
• Relative(1) of a former executive of the company or its affiliates;
• A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);
• Founder/co-founder/member of founding family but not currently an employee;
• Former executive (5 year cooling off period);
• Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.(6)

Independent NED

• No material(7) connection, either directly or indirectly, to the company other than a board seat.

Employee Representative
__________________________

(3) “Relative” follows the U.S. SEC’s definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

(4) Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

(5) If the company makes or receives annual payments exceeding the greater of $200,000 or five percent of the recipient’s gross revenues (the recipient is the party receiving the financial proceeds from the transaction).

(6) For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

(7) For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

• Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.
Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.
Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.
Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Discharge of Board and Management

Vote FOR discharge of the board and management, unless:
• There are serious questions about actions of the board or management for the year in question; or
• Legal action is being taken against the board by other shareholders.
Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.
Vote AGAINST proposals to indemnify auditors.

Board Structure

Vote FOR proposals to fix board size.
Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.
Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

3. Capital Structure

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.
Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.
Vote FOR specific proposals to increase authorized capital to any amount, unless:
• The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or
• The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.
Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.
Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.
Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS’ guidelines on equity issuance requests.
Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.
Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.
Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS’ guidelines on equity issuance requests.
Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

Vote FOR share repurchase plans, unless:
• Clear evidence of past abuse of the authority is available; or
• The plan contains no safeguards against selective buybacks.

Reissuance of Shares Repurchased

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

4. Other

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:
For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
• Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable?

While the fairness opinion may provide an initial starting point for assessing valuation reasonableness,
ISS places emphasis on the offer premium, market reaction, and strategic rationale.
• Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.
• Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable.
Management should also have a favorable track record of successful integration of historical acquisitions.
• Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.
• Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Antitakeover Mechanisms

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.
Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.
Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

BRANDYWINE GLOBAL INVESTMENT MANAGEMENT, LLC

Proxy Voting

Policy:

Brandywine has a responsibility to its clients for voting proxies for portfolio securities consistent with the best economic interests of its clients. Brandywine maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices. The policy and practice includes the fact that the firm has a responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Background:

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Responsibility:

Compliance has the responsibility for the implementation and monitoring of the firm’s proxy voting policy, practices, disclosures and record keeping, including outlining voting guidelines in the procedures.

Procedures:

Brandywine has implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and the Investment Advisers Act of 1940 (“Advisers Act”). Our authority to vote the proxies of our clients is established through investment management agreements or comparable documents.

In exercising its voting authority, Brandywine will not consult or enter into agreements with officers, directors or employees of its parent, Legg Mason Inc., or any of its affiliates, regarding the voting of any securities owned by its clients.

While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration Brandywine's contractual obligations to our clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent Brandywine believes appropriate).

Voting Authority

•

Brandywine shall assume the responsibility and authority with respect to the voting of proxies for all client accounts, unless such responsibility and authority expressly have been delegated to others or reserved to the trustee or other named fiduciary of a client account. In no event will Brandywine’s authority to vote proxies obligate it to undertake any shareholder activism on behalf of any client.

•	Brandywine’s clients shall be responsible for notifying their custodians of the name and address of the person or entity with voting authority.

•

Brandywine’s Compliance Department, on a random basis, reviews the proxy voting process. The gathering and voting of proxies is coordinated through the Administrative Department and Brandywine maintains internal procedures to govern the processing of proxies, including handling client requests and monitoring for potential material conflicts. Research analysts, corporate action specialists and portfolio managers, otherwise referred to as voting persons, and are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.

•

Brandywine will not decline to vote proxies except in extraordinary circumstances, nor will Brandywine accept direction from others with regard to the voting of proxies. Brandywine will take the investment guidelines of an account into consideration in deciding how to vote on a particular issue.

•	Brandywine may vote proxies related to the same security differently for each client.

•

Brandywine seeks to identify any material conflicts that may arise between the interests of Brandywine and its clients in accordance with the following procedures. Except for extraordinary circumstances, in any such instance, the material conflict will be resolved by either excluding any conflicted person from the voting process or by voting in accordance with the recommendation of Institutional Shareholder Services (ISS), an independent third party.

•

All relevant proxies are reviewed by the Legal and Compliance Department for potential material conflicts of interest. Issues to be reviewed may include whether Brandywine manages assets for the issuer, a shareholder proponent or an employee group of the issuer or otherwise has a current or potential business relationship with the issuer; whether Brandywine, one of its officers or directors or any voting person is a close relative of or has any personal or business relationship with the issuer (excluding normal commercial transactions and investment relationships where there is no special treatment), with an officer, director or other executive person at the issuer, with a candidate for election to the board of the issuer or with a shareholder proponent; whether there is any other material business or personal relationship which may create an interest in the outcome of the matter on the part of a voting person; or whether an affiliate of Brandywine’s has a conflict as described above which is known to Brandywine’s voting persons. Conflicts of this nature will be considered material. If the conflict pertains to an individual voting person that person will exclude him- or herself from the vote determination process in order to shield the Brandywine and other voting persons from the conflict, provided the compliance department believes that the other voting persons can determine a vote completely separate from the conflicted voting person. If the conflict cannot be contained, the proxy is voted according to the recommendation of ISS. Any time a material conflict is encountered, Brandywine will keep records on the nature of the conflict, the actual vote and the basis for the vote determination.

Voting Guidelines

•	Proxies will not be voted without an analysis of the underlying issues involved.

•	Brandywine’s proxy voting policy at all times shall be directed toward maximizing the value of the assets of managed accounts, for the benefit of the accounts’ ultimate owners/beneficiaries.

•

Any item on a proxy, which would tend to inhibit the realization of maximum value, may receive a negative vote from Brandywine. Examples of such items would be staggered terms for directors, restrictions against cumulative voting, and establishment of different classes of stock, excessive compensation, poor stewardship, or any activity, which could be viewed as a “ poison pill” maneuver.

•

On other matters specific to a company, such as the election of directors, the appointment of auditors, granting of options, repricing of options, mergers and other material issues, a decision shall be made in conjunction with the primary analyst responsible for overseeing that company, consistent with the policy of maximizing value.

Voting Records & Client Notification

•

A complete record and file of all votes cast shall be maintained by Brandywine Global for the period prescribed by the Securities Exchange Commission. Brandywine Global will similarly maintain copies of policies and procedures, proxy booklets, copies of any documents created by Brandywine Global that were material to making a decision how to vote proxies and a log of proxy requests and responses.

A proxy log shall be maintained by Brandywine Global that includes the issuer name, exchange ticker symbol, CUSIP number, shareholder meeting date, brief identification of the matter voted on, whether the matter was proposed by the issuer or by a shareholder of the issuer, whether a vote was cast on the matter, record of how the vote was cast, and whether the vote was cast for or against the recommendation of the issuer’s management team.

•

Clients may obtain information with regard to the manner in which their proxies were voted, as well as detailed policies and procedures by contacting Brandywine 2929 Arch Street, 8th Floor, Philadelphia, PA 19104, attention: Proxy administrator.

In addition, a description of these Policies shall be provided to new clients prior to the inception of their account, simultaneous with the provision of Brandywine Global’s Disclosure Brochure whenever possible.

Administration of Proxies

•	At the inception of a new account over which Brandywine Global has domestic proxy voting authority:

•	New client information is entered onto the appropriate “Proxy System” (ProxyEdge (ADP) for domestic securities and ISS for global securities).

•	Custodians are notified by the Client that proxies should be forwarded to Brandywine.

•	Those proxies that arrive in the Mail Room are sorted and forwarded to a Proxy Administrator.

•	Proxies are placed in date order into pending vote proxy files by a Proxy Administrator.

•	Proxies are cross-referenced against the Alert List (discussed under Identifying Potential Conflicts).

•	Proxies are then distributed to either the appropriate investment team or, in those instances where a proxy matches an Alert List entry, to the Legal and Compliance Department.

•	In the event that no material conflict exists, the following procedures apply:
•	The voting person’s initials are entered onto the Proxy System’s tickler file in the analyst block.[8]
•	Ballots are voted by a voting person and are returned to a Proxy Administrator for processing on the Proxy System.
•	If a material conflict exists, a Proxy Administrator will obtain a copy of the Institutional Shareholder Services recommendation, which will be attached to the ballot.
•	The voting person will then either (i) complete the Proxy System ballot in accordance with the attached recommendation; or (ii) exclude themselves in writing from voting the proxy.
•	A Proxy Administrator will redirect the proxy to another voting person in instances where an exclusion has occurred.
•	Where applicable, a Proxy Administrator will verify that the ballot was in fact voted in accordance with the ISS recommendation before entering it onto the Proxy System.
•	The proxy booklets and Proxy System ballots are subjected to an approval process by a Proxy Administrator[1].
•	During the approval process, ballot shares are matched against holdings shares[1].
•	Discrepancies are researched through Brandywine’s internal data warehouse and custodian banks are contacted where necessary to reconcile share amounts.
•

Brandywine personnel act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above could be completed before the applicable deadline for returning proxy votes.

•	Any pending unvoted meetings are reviewed and monitored on a daily basis by Proxy Administrators.
•	All voting records are maintained within the Proxy Systems.
•	Proxy booklets and all additional information (including copies of any documents created by Brandywine that were material to making a decision how to vote proxies) are filed.

Administration of Client Requests

•	All client requests for proxy information (both written and oral), including but not limited to voting records and requests for detailed Policies and Procedures, are referred to a Proxy Administrator.
•

All requests are entered onto a Proxy Request Log maintained by a Proxy Administrator. Information on the log includes the date of the request, the content of the request and the date of the response by Brandywine.

•	The Proxy Administrator works in conjunction with the Client Service Department to respond to all requests in writing.
•	Copies of all written requests and responses thereto, including voting record reports, are maintained in a separate Proxy Request file.

Identifying Potential Conflict of interest

Personal Conflicts

•	Each voting person must certify in writing at the beginning of each proxy season that he or she will notify the Legal and Compliance Department of:
1.	any potential personal conflict with regard to a specific proxy; and
2.	any potential conflict of which they become aware relating to another voting person.
•

Potential conflicts should be interpreted broadly in order to capture instances where a conflict of interest could be perceived to exist by a third party. An objective ‘reasonableness’ standard should be applied as opposed to a subjective determination that the individual is not in fact conflicted.

•	The following are examples of potential personal conflicts which are extracted from the SEC’s Final Rule[9]:

______________________

(8) This step applies only to the ADP system for domestic proxies.

(9) 17 CFR Part 275 [Release No. IA-2106; File No. S7-38-02], RIN 3235-AI65

•

The adviser may also have business or personal relationships with participants in proxy contests, corporate directors or candidates for directorships. For example, an executive of the adviser may have a spouse or other close relative that serves as a director or executive of a company.

•

Any Board positions held on a publicly traded company by a voting person (as evidenced by their most recent Code of Ethics Certification) will be examined on a case-by-case basis as proxy votes arise in that security.

•	A list of potentially conflicted securities (“Alert List”) will be provided to the Proxy Administrators, who will cross-reference proxy votes as they arise.
•	Any proxies matching securities on the Alert List will be referred to the Legal and Compliance Department for an assessment of the materiality of the conflict.

Professional Conflicts

•

In order to identify instances where a professional association could be perceived as a conflict of interest between Brandywine Global and a client for purposes of proxy voting, the following procedures will be followed:

•

The names of all clients who are directly connected to a publicly traded security, through a significant ownership interest, which was held by a Brandywine account during the relevant proxy period, will be added to the Alert List.

•

The names of all significant prospects that are directly connected to a publicly traded security, through a significant ownership interest, which was held by a Brandywine account during the relevant proxy period, will be added to the Alert List.

•	The Alert List will be cross-referenced by the Proxy Administrators against proxies on a day-to-day basis.

ClearBridge Advisors Proxy Voting Policies and Procedures Summary

as of March, 2009

ClearBridge is subject to the Proxy Voting Policies and Procedures that it has adopted to seek to ensure that it votes proxies relating to equity securities in the best interest of client accounts. The following is a brief overview of the policies.

ClearBridge votes proxies for each client account with respect to which it has been authorized or is required by law to vote proxies. In voting proxies, ClearBridge is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of the beneficial owners of the accounts it manages. ClearBridge attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. ClearBridge may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve ClearBridge of its responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the policies, ClearBridge generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the policies that ClearBridge considers in voting on such issue, ClearBridge considers those factors and votes on a case-by-case basis in accordance with the general principles set forth above. In the case of a proxy issue for which there is no stated position or list of factors that ClearBridge considers in voting on such issue, ClearBridge votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the policies or for which there is a list of factors set forth in the policies that ClearBridge considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructuring, and social and environmental issues. The stated position on an issue set forth in the policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. There may be occasions when different investment teams vote differently on the same issue. An investment team (e.g., ClearBridge SAI investment team) may adopt proxy voting policies that supplement ClearBridge’s Proxy Voting Policies and Procedures. In addition, in the case of Taft-Hartley clients, ClearBridge will comply with a client direction to vote proxies in accordance with Institutional Shareholder Services’ (ISS) PVS Voting guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.

In furtherance of ClearBridge’s goal to vote proxies in the best interest of clients, ClearBridge follows procedures designed to identify and address material conflicts that may arise between ClearBridge’s interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, ClearBridge periodically notifies ClearBridge employees in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest on the part of ClearBridge with respect to voting proxies on behalf of client accounts both as a result of their personal relationships or ClearBridge’s business relationships or the personal or business relationships of other Legg Mason units’ employees, and (ii) to bring conflicts of interest of which they become aware to the attention of ClearBridge’s General Counsel/Chief Compliance Officer. ClearBridge also maintains and considers a list of significant ClearBridge relationships that could present a conflict of interest for ClearBridge in voting proxies.

ClearBridge generally takes the position that non-ClearBridge relationships between a Legg Mason affiliate and an issuer do not present a conflict of interest for ClearBridge in voting proxies with respect to such issuer. Such position is based on the fact that ClearBridge is operated as an independent business unit from other Legg Mason business units as well as on the existence of information barriers between ClearBridge and certain other Legg Mason business units.

ClearBridge’s Proxy Committee reviews and addresses conflicts of interest. A proxy issue that will be voted in accordance with a stated ClearBridge position on such issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Committee for a conflict of interest review because ClearBridge’s position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, ClearBridge’s decision-making in voting proxies. If it is determined by the Proxy Committee that a conflict of interest is not material, ClearBridge may vote proxies notwithstanding the existence of the conflict.

If it is determined by the Proxy Committee that a conflict of interest is material, the Proxy Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest.

Legg Mason Capital Management, Inc.

Proxy Principles and Procedures

OVERVIEW

Legg Mason Capital Management, Inc. (LMCM) has implemented the following principles and procedures for voting proxies on behalf of advisory clients. These principles and procedures are reasonably designed to ensure LMCM exercises its voting responsibilities to serve the best interests of its clients and in compliance with applicable laws and regulations. LMCM assumes responsibility and authority for voting proxies for all clients, unless such responsibility and authority has been expressly retained by the client or delegated by the client to others. For each proxy vote LMCM takes into consideration its duty to its clients and all other relevant facts available to LMCM at the time of the vote. Therefore, while these guidelines provide a framework for voting, votes are ultimately cast on a case-by-case basis. LMCM employs the same proxy principles and procedures for all funds for which it has voting responsibility.

PRINCIPLES

Proxy voting is a valuable right of company shareholders. Through the voting mechanism, shareholders are able to protect and promote their interests by communicating views directly to the company’s Board of Directors (Board), as well as exercising their right to grant or withhold approval for actions proposed by the Board or company management. LMCM believes the interests of shareholders are best served by the following principles when considering proxy proposals:

Preserve and expand the power of shareholders in areas of corporate governance – Equity shareholders are owners of the business – company boards and management teams are ultimately accountable to them. LMCM supports policies, plans and structures that promote accountability of the Board and management to owners, and align the interests of the Board and management with owners. Examples include: annual election of all Board members, cumulative voting, and incentive plans that are contingent on delivering value to shareholders. LMCM opposes proposals that reduce accountability or misalign interests, including but not limited to classified boards, poison pills, and incentives that are not linked to owner returns.

Allow responsible management teams to run the business – LMCM supports policies, plans and structures that give management teams appropriate latitude to run the business in the way that is most likely to maximize value for owners. Conversely, LMCM opposes proposals that limit management’s ability to do this. LMCM generally opposes proposals that seek to place restrictions on management in order to promote political, religious or social agendas.

Please see LMCM’s proxy voting guidelines, which are attached as Schedule A, for more details.

PROCEDURES

Oversight

LMCM’s Chief Investment Officer (CIO) has full authority to determine LMCM’s proxy voting principles and vote proxies on behalf of LMCM’s clients. The Chief Investment Officer has delegated oversight and implementation of the proxy voting process, including the principles and procedures that govern it, to one or more Proxy Officers and Compliance Officers. No less than annually, LMCM will review existing principles and procedures in light of LMCM’s duties as well as applicable laws and regulations to determine if any changes are necessary.

Limitations
LMCM recognizes proxy voting as a valuable right of company shareholders. Generally speaking, LMCM will vote all proxies it receives. However, LMCM may refrain from voting in certain circumstances. For instance, LMCM generally intends to refrain from voting a proxy if the company’s shares are no longer held by LMCM’s clients at the time of the meeting. Additionally, LMCM may refrain from voting a proxy if LMCM concludes the potential impact on shareholders’ interests is insignificant while the cost associated with analyzing and voting the proxy may be significant.

Proxy Administration
LMCM instructs each client custodian to forward proxy materials to LMCM’s Proxy Administrator. New client custodians are notified at account inception of their responsibility to deliver proxy materials to LMCM. LMCM uses Institutional Shareholder Services (ISS) to electronically receive and vote proxies, as well as to maintain proxy voting receipts and records.

Upon receipt of proxy materials:

Compliance Review
A Compliance Officer reviews the proxy issues and identifies any potential conflicts of interests between LMCM, or its employees, and LMCM’s clients. LMCM recognizes that it has a duty to vote proxies in the best interests of its clients, even if such votes may result in a loss of business or economic benefit to LMCM or its affiliates.

1. Identifying Potential Conflicts. In identifying potential conflicts of interest the Compliance Officer will review the following issues:

(a) Whether there are any business or personal relationships between LMCM, or an employee of LMCM, and the officers, directors or shareholder proposal proponents of a company whose securities are held in client accounts that may create an incentive for LMCM to vote in a manner that is not consistent with the best interests of its clients;

(b) Whether LMCM has any other economic incentive to vote in a manner that is not consistent with the best interests of its clients; and

(c) Whether the Proxy Officer voting the shares is aware of any business or personal relationship, or other economic incentive, that has the potential to influence the manner in which the Proxy Officer votes the shares.

2. Assessing Materiality. A potential conflict will be deemed to be material if the Compliance Officer determines in the exercise of reasonable judgment that the conflict is likely to have an impact on the manner in which the subject shares are voted.

If the Compliance Officer determines that the potential conflict is not material, the proxy issue will be forwarded to the Proxy Officer for voting.

If the Compliance Officer determines that the potential conflict may be material, the following steps will be taken:

(a) The Compliance Officer will consult with representatives of LMCM’s senior management to make a final determination of materiality. The Compliance Officer will maintain a record of this determination.

(b) After the determination is made, the following procedures will apply:

(i) If the final determination is that the potential conflict is not material, the proxy issue will be forwarded to the Proxy Officer for voting.

(ii) If the final determination is that the potential conflict is material, LMCM will adhere to the following procedures:

A. If LMCM’s Proxy Voting Guidelines (Guidelines), a copy of which is included as Schedule A, definitively address the issues presented for vote, LMCM will vote according to the Guidelines.

B. If the issues presented for vote are not definitively addressed in the Guidelines, LMCM will either (x) follow the vote recommendation of an independent voting delegate, or (y) disclose the conflict to clients and obtain their consent to vote.

Proxy Officer Duties

The Proxy Officer reviews proxies and evaluates matters for vote in light of LMCM’s principles and procedures and the Guidelines. The Proxy Officer may seek additional information from LMCM’s investment personnel, company management, independent research services, or other sources to determine the best interests of shareholders. Additionally, the Proxy Officer may consult with LMCM’s Chief Investment Officer for guidance on proxy issues. LMCM will maintain all documents that have a material impact on the basis for the vote. The Proxy Officer will return all signed, voted forms to the Proxy Administrator.

Proxy Administrator Duties

The Proxy Administrator:

1. Provides custodians with instructions to forward proxies to LMCM for all clients for whom LMCM is responsible for voting proxies;

2. Reconciles the number of shares indicated on the proxy ballot with LMCM’s internal data on shares held as of the record date and notifies the custodian of any discrepancies or missed proxies;

3. Will use best efforts to obtain missing proxies from custodians;

4. Informs the Compliance Officer and Proxy Officer if the company’s shares are no longer held by Firm clients as of the meeting date;

5. Ensures that the Compliance Officer and Proxy Officer are aware of the timeline to vote a proxy and uses best efforts to ensure that votes are cast in a timely manner;

6. Follows instructions from the Proxy Officer or Compliance Officer as to how to vote proxy issues, and casts such votes via ISS software, online or via facsimile; and

7. Obtains evidence of receipt and maintains records of all proxies voted.

Record Keeping
The following documents are maintained onsite for two years and in an easily accessible place for another three years:

1. A copy of all policies and procedures maintained by LMCM during the applicable period relating to proxy voting;

2. A copy of each proxy statement received regarding client securities (LMCM intends to rely on the availability of such documents through the Securities and Exchange Commission’s EDGAR database);

3. A record of each vote cast by LMCM on behalf of a client (LMCM has an agreement with ISS whereby ISS has agreed to maintain these records and make them available to LMCM promptly upon request);

4. A copy of each document created by LMCM that was material to making a decision how to vote proxies or that memorializes the basis for such decision.

5. A copy of each written client request for information on how LMCM voted proxies on behalf of such client, and a copy of any written response provided by LMCM to any (written or oral) request for information on how LMCM voted proxies on behalf of such client.

Schedule A
Proxy Voting Guidelines

LMCM maintains these proxy-voting guidelines, which set forth the manner in which LMCM generally votes on issues that are routinely presented. Please note that for each proxy vote LMCM takes into consideration its duty to its clients, the specific circumstances of the vote and all other relevant facts available at the time of the vote. While these guidelines provide the framework for voting proxies, ultimately proxy votes are cast on a case-by-case basis. Therefore actual votes for any particular proxy issue may differ from the guidelines shown below.

Four principal areas of interest to shareholders:

1) Obligations of the Board of Directors

2) Compensation of management and the Board of Directors

3) Take-over protections

4) Shareholders' rights

Proxy Issue	LMCM Guideline
BOARD OF DIRECTORS
Independence of Boards of Directors: majority of unrelated directors, independent of management	For
Nominating Process: independent nominating committee seeking qualified candidates, continually assessing directors and proposing new nominees	For
Size and Effectiveness of Boards of Directors: Boards must be no larger than 15 members	For
Cumulative Voting for Directors	For
Staggered Boards	Against
Separation of Board and Management Roles (CEO/Chairman)	Case-by-Case
Compensation Review Process: compensation committee comprised of outside, unrelated directors to ensure shareholder value while rewarding good performance	For
Director Liability & Indemnification: support limitation of liability and provide indemnification	For
Audit Process	For
Board Committee Structure: audit, compensation, and nominating and/or governance committee consisting entirely of independent directors	For
Monetary Arrangements for Directors: outside of normal board activities amts should be approved by a board of independent directors and reported in proxy	For
Fixed Retirement Policy for Directors	Case-by-Case
Ownership Requirement: all Directors have direct and material cash investment in common shares of Company	For
Proposals on Board Structure: (lead director, shareholder advisory committees, requirement that candidates be nominated by shareholders, attendance at meetings)	For
Annual Review of Board/CEO by Board	For
Periodic Executive Sessions Without Mgmt (including CEO)	For
Votes for Specific Directors	Case-by-Case

- Continued –

Proxy Issue	LMCM Guideline
MANAGEMENT AND DIRECTOR COMPENSATION
Stock Option and Incentive Compensation Plans:	Case-by-Case
Form of Vehicle: grants of stock options, stock appreciation rights, phantom shares and restricted stock	Case-by-Case
Price	Against plans whose underlying securities are to be issued at less than 100% of the current market value
Re-pricing: plans that allow the Board of Directors to lower the exercise price of options already granted if the stock price falls or under-performs the market	Against
Expiry: plan whose options have a life of more than ten years	Case-by-Case
Expiry: “evergreen” stock option plans	Against
Dilution:	Case-by-Case - taking into account value creation, commitment to shareholder-friendly policies, etc.
Vesting: stock option plans that are 100% vested when granted	Against
Performance Vesting: link granting of options, or vesting of options previously granted, to specific performance targets	For
Concentration: authorization to allocate 20% or more of the available options to any one individual in any one year	Against
Director Eligibility: stock option plans for directors if terms and conditions are clearly defined and reasonable	Case-by-Case
Change in Control: stock option plans with change in control provisions that allow option holders to receive more for their options than shareholders would receive for their shares	Against
Change in Control: change in control arrangements developed during a take-over fight specifically to entrench or benefit management	Against
Change in Control: granting options or bonuses to outside directors in event of a change in control	Against
Board Discretion: plans to give Board broad discretion in setting terms and conditions of programs	Against
Employee Loans: Proposals authorizing loans to employees to pay for stock or options	Against
Director Compensation: % of directors’ compensation in form of common shares	For
Golden Parachutes	Case-by-Case
Expense Stock Options	For
Severance Packages: must receive shareholder approval	For
Lack of Disclosure about Provisions of Stock-based Plans	Against
Reload Options	Against
Plan Limited to a Small Number of Senior Employees	Against

Employee Stock Purchase Plans	Case-by-Case

- Continued –

Proxy Issue	LMCM Guideline

TAKEOVER PROTECTIONS
Shareholder Rights Plans: plans that go beyond ensuring the equal treatment of shareholders in the event of a bid and allowing the corp. enough time to consider alternatives to a bid	Against
Going Private Transaction, Leveraged Buyouts and Other Purchase Transactions	Case-by-Case
Lock-up Arrangements: “hard” lock-up arrangements that serve to prevent competing bids in a takeover situation	Against
Crown Jewel Defenses	Against
Payment of Greenmail	Against
“Continuing Director” or “Deferred Redemption” Provisions: provisions that seek to limit the discretion of a future board to redeem the plan	Against
Change Corporation’s Domicile: if reason for re-incorporation is to take advantage of protective statutes (anti-takeover)	Against
Poison Pills: receive shareholder ratification	For
Redemption/Ratification of Poison Pill	For

SHAREHOLDERS’ RIGHTS
Confidential Voting by Shareholders	For
Dual-Class Share Structures	Against
Linked Proposals: with the objective of making one element of a proposal more acceptable	Against
Blank Check Preferred Shares: authorization of, or an increase in, blank check preferred shares	Against
Supermajority Approval of Business Transactions: management seeks to increase the number of votes required on an issue above two-thirds of the outstanding shares	Against
Increase in Authorized Shares: provided the amount requested is necessary for sound business reasons	For
Shareholder Proposals	Case-by-Case
Stakeholder Proposals	Case-by-Case
Issuance of Previously Authorized Shares with Voting Rights to be Determined by the Board without Prior Specific Shareholder Approval	Against
“Fair Price” Provisions: Measures to limit ability to buy back shares from particular shareholder at higher-than-market prices	For
Preemptive Rights	For
Actions altering Board/Shareholder Relationship Require Prior Shareholder Approval (including “anti-takeover” measures)	For
Allow Shareholder action by written consent	For
Allow Shareholders to call Special Meetings	For

Social and Environmental Issues	As recommended by Company Management
Reimbursing Proxy Solicitation Expenses	Case-by-Case

Legg Mason Global Asset Management Trust

Legg Mason Global Asset Management Trust

Part C.          Other Information

Item 28.        Exhibits

(a)	(i)	Certificate of Trust (11)
	(ii)	Amended and Restated Declaration of Trust – filed herewith

(b)	Bylaws, as amended and restated – filed herewith

(c)

Instruments defining rights of security holders with respect to Legg Mason Global Asset Management Trust are contained in the Declaration of Trust and in the Bylaws which are incorporated by reference to Exhibits (a) and (b) filed herewith.

(d)	(i)	Management Agreement – Legg Mason International Opportunities Bond Fund – filed herewith
	(ii)	Subadvisory Agreement – Legg Mason International Opportunities Bond Fund – filed herewith
	(iii)	Management Agreement – Legg Mason Manager Select Large Cap Growth Fund and Legg Mason Manager Select Large Cap Value Fund – filed herewith
	(iv)	Advisory Agreement – Legg Mason Manager Select Large Cap Growth Fund and Legg Mason Manager Select Large Cap Value Fund – filed herewith
	(v)	Subadvisory Agreement – Legg Mason Manager Select Large Cap Growth Fund – filed herewith
	(vi)	Schedule of Subadvisory Agreements Omitted From Registration Statement - Legg Mason Manager Select Large Cap Growth Fund and Legg Mason Manager Select Large Cap Value Fund – filed herewith

(e)	(i)	Distribution Agreement – filed herewith
	(ii)	Anti-Money Laundering Delegation Agreement – filed herewith

	(iii)	Form of Dealer Agreement (4)

(f)	Bonus, profit sharing or pension plans -- none

(g)	Custodian Agreement – filed herewith

(h)	(i)	Transfer Agency and Services Agreement (8)
	(ii)	Amended Schedule A to Transfer Agency and Services Agreement

(i)	Opinion of counsel – filed herewith

(j)	Consent of Independent Registered Public Accounting Firm – filed herewith

(k)	Financial statements omitted from Item 22 – not applicable

(l)	Agreement for providing initial capital – filed herewith

(m)	Shareholder Services and Distribution Plan – filed herewith

(n)	Multiple Class Plan pursuant to Rule 18f-3 – filed herewith

(o)	Reserved.

(p)	Code of Ethics for the funds, their investment advisers, and their principal underwriter

(i)	Legg Mason & Co., LLC (11)
(ii)	Barrett Associates, Inc. (7)
(iii)	Batterymarch Financial Management, Inc. (5)
(iv)	Brandywine Global Investment Management, LLC (3)
(v)	ClearBridge Advisors, LLC (10)
(vi)	Legg Mason Capital Management, Inc. (6)

-------------------------------------------------------

(1)     Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 2 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed June 2, 1999.

(2)     Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 8 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed July 23, 2002.

(3)     Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 16 to the Registration Statement of Legg Mason Light Street Trust, Inc., SEC File No. 333-61525, filed February 28, 2006.

(4)      Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 22 to the Registration Statement of Legg Mason Growth Trust, Inc., SEC File No. 33-89090, filed April 27, 2006.

(5)     Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 17 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed July 27, 2007.

(6)     Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 42 to the Registration Statement of Legg Mason Value Trust, Inc., SEC File No. 2-75766, filed July 27, 2007.

(7)     Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 37 to the Registration Statement of Barrett Opportunity Fund, Inc., SEC File No. 2-63023, filed December 15, 2008.

(8)     Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 38 to the Registration Statement of Western Asset Funds, Inc., SEC File No. 33-34929, filed April 27, 2009.

(9)     Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 24 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed June 26, 2009.

(10)     Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 148 to the Registration Statement of Legg Mason Partners Equity Trust, SEC File No. 33-43446, filed August 26, 2009.

(11)     Incorporated herein by reference to the corresponding exhibit of the initial Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed October 13, 2009.

Item 29.	Persons Controlled by or under Common Control with Registrant - None

Item 30.	Indemnification

Reference is made to Article 9 of Registrant’s Declaration of Trust, which provides, in summary, that to the extent permitted by law, officers and trustees shall be indemnified by Registrant against liabilities and expense incurred by such persons in connection with claims, actions, suits, or proceedings arising out of their offices or duties of employment.

In Section 10 of the Distribution Agreement relating to the securities offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (“Securities Act”), against certain types of civil liabilities arising in connection with the Registration Statement or the Prospectuses and Statement of Additional Information.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser

(a)     Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMPFA have been engaged as director, officer, employee, partner, or trustee.

Ted P. Becker	CCO, LMPFA
Vice President, Legg Mason, Inc.

Charles J. Daley, Jr.	Manager, LMPFA
Director, Batterymarch
Manager and Treasurer, Brandywine
Treasurer and Director, LMCM
Director, LMGAA
Manager, Vice President and Treasurer, LMIC
Delegation of Authority, LMM
Director and President, NS
Director, President, and Treasurer, The Baltimore Co
Director, Barrett
President, Treasurer and Director, BMML
Manager, Clear Adv
Manager, Clear Asset
Director, Vice President and Treasurer, FG
Manager, GCIM
Manager, Vice President and Treasurer, GS
Executive Vice President, CFO, and Treasurer, Legg Mason, Inc.
Manager, President, Treasurer, LeggCo
President and Director, LM Canada Hldg
Vice President and Treasurer, LMCF
President, Treasurer, and Director, LMCRES
Director and President, LMFC
Director, LM & Co (UK) Ltd
President and Manager, LMIH
President and Manager, LMIH II
President and Manager, LMIH Chile

Manager, Vice President and Treasurer, LM Marketing
Vice Chairman and Treasurer, LMPAC
Manager, LMPPG
President, Director, and Treasurer, LM Properties
Treasurer, LMREC
Treasurer, LMREC II
President and Treasurer, LMRESA
Vice President and Treasurer, LMRC
Vice President and Treasurer, LMRG
Vice President and Treasurer, LMRP
Treasurer, LMTS
Treasurer, LM Tower
Director, Vice President and Treasurer, LMBAM
Manager, President and Treasurer, LMCC
Manager, President and Treasurer, LMCS I
Manager, President and Treasurer, LMCS II
Manager, President and Treasurer, LMCS III
Manager, President and Treasurer, LMCS IV
Manager, President and Treasurer, LMCS V
Director, President and Treasurer, LMRC II
Director, Vice President and Treasurer, LMRC Properties
Director, LMRES Hldgs
Director, PCM I
Director, PCM II
Manager, Royce
Manager, SBFM

David R. Odenath	Manager, LMPFA
Director, Batterymarch
Manager, Brandywine
Director, LMCM
Director, LMGAA
Director, BGIM
Director, Brandywine Singapore
Manager, Clear Adv
Manager, Clear Asset
Manager, GCIM
Senior Executive Vice President, Legg Mason, Inc.
Manager, LMPPG
Director, WAM
Director, WAMCL
Director, WAM Tokyo
Director, WAM Australia
Director, WAM Singapore

R. Jay Gerken	Chairman, President and CEO, LMPFA
Director, Chairman, President and CEO, Citi Funds
President and CEO, SBFM

Thomas C. Mandia	Secretary, LMPFA
Secretary, Citi Funds
Secretary, SBFM

Thomas C. Merchant	Vice President and Assistant Secretary, LMPFA
Secretary, Brandywine
Secretary, LMCM
Secretary, LMIC
Vice President and Secretary, NS
Vice President and Secretary, Legg Mason, Inc.

Secretary, LeggCo
Secretary, The Baltimore Co.
Secretary, Barrett
Assistant Secretary, Bartlett
Secretary, BMML
Secretary, FG
Secretary, GCIM
Secretary, LM Canada Hldg
Secretary, LMCF
Secretary, LMCRES
Secretary, LMIH
Secretary, LMIH II
Secretary, LMIH Chile
Secretary, LM Properties
Secretary, LMPAC
Secretary, LMREC
Secretary, LMREC II
Secretary, LMRESA
Secretary, LMRC
Secretary, LMRG
Secretary, LMRP
Secretary, LMTS
Secretary, LM Tower
Secretary, LMCC
Secretary, LMCS I
Secretary, LMCS II
Secretary, LMCS III
Secretary, LMCS IV
Secretary, LMCS V
Secretary, LMRC II
Secretary, LMRC Properties
Assistant Secretary, LMRES Hldgs

Robert B. Shepler	Senior Vice President, LMPFA
Director and Senior Vice President, Citi Funds
Senior Vice President, SBFM

(b)     Legg Mason Global Asset Allocation, LLC (“LMGAA”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMGAA have been engaged as director, officer, employee, partner, or trustee.

Charles J. Daley, Jr.	Director, LMGAA
Manager, LMPFA
Director, Batterymarch
Manager and Treasurer, Brandywine
Treasurer and Director, LMCM
Manager, Vice President and Treasurer, LMIC
Delegation of Authority, LMM
Director and President, NS
Director, President, and Treasurer, The Baltimore Co
Director, Barrett
President, Treasurer and Director, BMML
Manager, Clear Adv
Manager, Clear Asset
Director, Vice President and Treasurer, FG
Manager, GCIM

Manager, Vice President and Treasurer, GS
Executive Vice President, CFO, and Treasurer, Legg Mason, Inc.
Manager, President, Treasurer, LeggCo
President and Director, LM Canada Hldg
Vice President and Treasurer, LMCF
President, Treasurer, and Director, LMCRES
Director and President, LMFC
Director, LM & Co (UK) Ltd
President and Manager, LMIH
President and Manager, LMIH II
President and Manager, LMIH Chile
Manager, Vice President and Treasurer, LM Marketing
Vice Chairman and Treasurer, LMPAC
Manager, LMPPG
President, Director, and Treasurer, LM Properties
Treasurer, LMREC
Treasurer, LMREC II
President and Treasurer, LMRESA
Vice President and Treasurer, LMRC
Vice President and Treasurer, LMRG
Vice President and Treasurer, LMRP
Treasurer, LMTS
Treasurer, LM Tower
Director, Vice President and Treasurer, LMBAM
Manager, President and Treasurer, LMCC
Manager, President and Treasurer, LMCS I
Manager, President and Treasurer, LMCS II
Manager, President and Treasurer, LMCS III
Manager, President and Treasurer, LMCS IV
Manager, President and Treasurer, LMCS V
Director, President and Treasurer, LMRC II
Director, Vice President and Treasurer, LMRC Properties
Director, LMRES Hldgs
Director, PCM I
Director, PCM II
Manager, Royce
Manager, SBFM

David R. Odenath	Director, LMGAA
Manager, LMPFA
Director, Batterymarch
Manager, Brandywine
Director, LMCM
Director, BGIM
Director, Brandywine Singapore
Manager, Clear Adv
Manager, Clear Asset
Manager, GCIM
Senior Executive Vice President, Legg Mason, Inc.
Manager, LMPPG
Director, WAM
Director, WAMCL
Director, WAM Tokyo
Director, WAM Australia
Director, WAM Singapore

(c)     Barrett Associates, Inc. (“Barrett”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of Barrett have been engaged as director, officer, employee, partner, or trustee.

Charles J. Daley, Jr.	Director, Barrett
Director, LMGAA
Manager, LMPFA
Director, Batterymarch
Manager and Treasurer, Brandywine
Treasurer and Director, LMCM
Manager, Vice President and Treasurer, LMIC
Delegation of Authority, LMM
Director and President, NS
Director, President, and Treasurer, The Baltimore Co
President, Treasurer and Director, BMML
Manager, Clear Adv
Manager, Clear Asset
Director, Vice President and Treasurer, FG
Manager, GCIM
Manager, Vice President and Treasurer, GS
Executive Vice President, CFO, and Treasurer, Legg Mason, Inc.
Manager, President, Treasurer, LeggCo
President and Director, LM Canada Hldg
Vice President and Treasurer, LMCF
President, Treasurer, and Director, LMCRES
Director and President, LMFC
Director, LM & Co (UK) Ltd
President and Manager, LMIH
President and Manager, LMIH II
President and Manager, LMIH Chile
Manager, Vice President and Treasurer, LM Marketing
Vice Chairman and Treasurer, LMPAC
Manager, LMPPG
President, Director, and Treasurer, LM Properties
Treasurer, LMREC
Treasurer, LMREC II
President and Treasurer, LMRESA
Vice President and Treasurer, LMRC
Vice President and Treasurer, LMRG
Vice President and Treasurer, LMRP
Treasurer, LMTS
Treasurer, LM Tower
Director, Vice President and Treasurer, LMBAM
Manager, President and Treasurer, LMCC
Manager, President and Treasurer, LMCS I
Manager, President and Treasurer, LMCS II
Manager, President and Treasurer, LMCS III
Manager, President and Treasurer, LMCS IV
Manager, President and Treasurer, LMCS V
Director, President and Treasurer, LMRC II
Director, Vice President and Treasurer, LMRC Properties
Director, LMRES Hldgs
Director, PCM I
Director, PCM II
Manager, Royce
Manager, SBFM

Jeffrey A. Nattans	Director, Barrett
Director, LMCM
Manager, LMIC

Director, NS
Director, Bartlett
Manager, Clear Adv
Manager, Clear Asset
Manager, GCIM
Executive Vice President, Legg Mason, Inc.
Vice President and Manager, LMIH
Director, LMREC
Director, LMREC II
Director, PCM I
Director, PCM II
Manager, Royce
Director, WAM
Director, WAMCL
Director, WAM Tokyo
Director, WAM Australia
Director, WAM Singapore

Harry O’Mealia	Director, Barrett
Director, Bartlett
Manager, President and CEO, LMIC

(d)     Batterymarch Financial Management, Inc. (“Batterymarch”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of Batterymarch have been engaged as director, officer, employee, partner, or trustee.

William L. Elcock	CEO and Director, Batterymarch
Director, Batterymarch GP, LLC
Investment Officer, SBFM
Investment Officer, CFM

Charles J. Daley, Jr.	Director, Batterymarch
Director, Barrett
Director, LMGAA
Manager, LMPFA
Manager and Treasurer, Brandywine
Treasurer and Director, LMCM
Manager, Vice President and Treasurer, LMIC
Delegation of Authority, LMM
Director and President, NS
Director, President, and Treasurer, The Baltimore Co
President, Treasurer and Director, BMML
Manager, Clear Adv
Manager, Clear Asset
Director, Vice President and Treasurer, FG
Manager, GCIM
Manager, Vice President and Treasurer, GS
Executive Vice President, CFO, and Treasurer, Legg Mason, Inc.
Manager, President, Treasurer, LeggCo
President and Director, LM Canada Hldg
Vice President and Treasurer, LMCF
President, Treasurer, and Director, LMCRES
Director and President, LMFC
Director, LM & Co (UK) Ltd
President and Manager, LMIH
President and Manager, LMIH II
President and Manager, LMIH Chile
Manager, Vice President and Treasurer, LM Marketing

Vice Chairman and Treasurer, LMPAC
Manager, LMPPG
President, Director, and Treasurer, LM Properties
Treasurer, LMREC
Treasurer, LMREC II
President and Treasurer, LMRESA
Vice President and Treasurer, LMRC
Vice President and Treasurer, LMRG
Vice President and Treasurer, LMRP
Treasurer, LMTS
Treasurer, LM Tower
Director, Vice President and Treasurer, LMBAM
Manager, President and Treasurer, LMCC
Manager, President and Treasurer, LMCS I
Manager, President and Treasurer, LMCS II
Manager, President and Treasurer, LMCS III
Manager, President and Treasurer, LMCS IV
Manager, President and Treasurer, LMCS V
Director, President and Treasurer, LMRC II
Director, Vice President and Treasurer, LMRC Properties
Director, LMRES Hldgs
Director, PCM I
Director, PCM II
Manager, Royce
Manager, SBFM

David R. Odenath	Director, Batterymarch
Director, LMGAA
Manager, LMPFA
Manager, Brandywine
Director, LMCM
Director, BGIM
Director, Brandywine Singapore
Manager, Clear Adv
Manager, Clear Asset
Manager, GCIM
Senior Executive Vice President, Legg Mason, Inc.
Manager, LMPPG
Director, WAM
Director, WAMCL
Director, WAM Tokyo
Director, WAM Australia
Director, WAM Singapore

Francis X. Tracy	President, Treasurer, Secretary and CFO, Batterymarch
Director, President, Treasurer, and Secretary, Batterymarch GP, LLC

(e)     Brandywine Global Investment Management, LLC (“Brandywine”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of Brandywine have been engaged as director, officer, employee, partner, or trustee.

Charles J. Daley, Jr.	Manager and Treasurer, Brandywine
Manager, LMPFA
Director, Batterymarch
Treasurer and Director, LMCM
Director, LMGAA

Manager, Vice President and Treasurer, LMIC
Delegation of Authority, LMM
Director and President, NS
Director, President, and Treasurer, The Baltimore Co
Director, Barrett
President, Treasurer and Director, BMML
Manager, Clear Adv
Manager, Clear Asset
Director, Vice President and Treasurer, FG
Manager, GCIM
Manager, Vice President and Treasurer, GS
Executive Vice President, CFO, and Treasurer, Legg Mason, Inc.
Manager, President, Treasurer, LeggCo
President and Director, LM Canada Hldg
Vice President and Treasurer, LMCF
President, Treasurer, and Director, LMCRES
Director and President, LMFC
Director, LM & Co (UK) Ltd
President and Manager, LMIH
President and Manager, LMIH II
President and Manager, LMIH Chile
Manager, Vice President and Treasurer, LM Marketing
Vice Chairman and Treasurer, LMPAC
Manager, LMPPG
President, Director, and Treasurer, LM Properties
Treasurer, LMREC
Treasurer, LMREC II
President and Treasurer, LMRESA
Vice President and Treasurer, LMRC
Vice President and Treasurer, LMRG
Vice President and Treasurer, LMRP
Treasurer, LMTS
Treasurer, LM Tower
Director, Vice President and Treasurer, LMBAM
Manager, President and Treasurer, LMCC
Manager, President and Treasurer, LMCS I
Manager, President and Treasurer, LMCS II
Manager, President and Treasurer, LMCS III
Manager, President and Treasurer, LMCS IV
Manager, President and Treasurer, LMCS V
Director, President and Treasurer, LMRC II
Director, Vice President and Treasurer, LMRC Properties
Director, LMRES Hldgs
Director, PCM I
Director, PCM II
Manager, Royce
Manager, SBFM

Thomas C. Merchant	Secretary, Brandywine
Vice President and Assistant Secretary, LMPFA
Secretary, LMCM
Secretary, LMIC
Vice President and Secretary, NS
Vice President and Secretary, Legg Mason, Inc.
Secretary, LeggCo
Secretary, The Baltimore Co.
Secretary, Barrett
Assistant Secretary, Bartlett
Secretary, BMML

Secretary, FG
Secretary, GCIM
Secretary, LM Canada Hldg
Secretary, LMCF
Secretary, LMCRES
Secretary, LMIH
Secretary, LMIH II
Secretary, LMIH Chile
Secretary, LM Properties
Secretary, LMPAC
Secretary, LMREC
Secretary, LMREC II
Secretary, LMRESA
Secretary, LMRC
Secretary, LMRG
Secretary, LMRP
Secretary, LMTS
Secretary, LM Tower
Secretary, LMCC
Secretary, LMCS I
Secretary, LMCS II
Secretary, LMCS III
Secretary, LMCS IV
Secretary, LMCS V
Secretary, LMRC II
Secretary, LMRC Properties
Assistant Secretary, LMRES Hldgs

David R. Odenath	Manager, Brandywine
Director, LMFA
Director, Batterymarch
Director, GCIM
Director, LMCM
Manager, Clear Adv
Manager, Clear Asset
Senior Executive Vice President, Legg Mason, Inc.
Manager, LMGAA
Director, WAM
Director, WAMCL
Director, WAM Tokyo
Director, WAM Australia
Director, WAM Singapore

(f)     ClearBridge Advisors, LLC (“Clear Adv”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of Clear Adv have been engaged as director, officer, employee, partner, or trustee.

Charles J. Daley, Jr.	Manager, Clear Adv
Manager and Treasurer, Brandywine
Manager, LMPFA
Director, Batterymarch
Treasurer and Director, LMCM
Director, LMGAA
Manager, Vice President and Treasurer, LMIC
Delegation of Authority, LMM
Director and President, NS
Director, President, and Treasurer, The Baltimore Co
Director, Barrett

President, Treasurer and Director, BMML
Manager, Clear Asset
Director, Vice President and Treasurer, FG
Manager, GCIM
Manager, Vice President and Treasurer, GS
Executive Vice President, CFO, and Treasurer, Legg Mason, Inc.
Manager, President, Treasurer, LeggCo
President and Director, LM Canada Hldg
Vice President and Treasurer, LMCF
President, Treasurer, and Director, LMCRES
Director and President, LMFC
Director, LM & Co (UK) Ltd
President and Manager, LMIH
President and Manager, LMIH II
President and Manager, LMIH Chile
Manager, Vice President and Treasurer, LM Marketing
Vice Chairman and Treasurer, LMPAC
Manager, LMPPG
President, Director, and Treasurer, LM Properties
Treasurer, LMREC
Treasurer, LMREC II
President and Treasurer, LMRESA
Vice President and Treasurer, LMRC
Vice President and Treasurer, LMRG
Vice President and Treasurer, LMRP
Treasurer, LMTS
Treasurer, LM Tower
Director, Vice President and Treasurer, LMBAM
Manager, President and Treasurer, LMCC
Manager, President and Treasurer, LMCS I
Manager, President and Treasurer, LMCS II
Manager, President and Treasurer, LMCS III
Manager, President and Treasurer, LMCS IV
Manager, President and Treasurer, LMCS V
Director, President and Treasurer, LMRC II
Director, Vice President and Treasurer, LMRC Properties
Director, LMRES Hldgs
Director, PCM I
Director, PCM II
Manager, Royce
Manager, SBFM

Jeffrey A. Nattans	Manager, Clear Adv
Director, Barrett
Director, LMCM
Manager, LMIC
Director, NS
Director, Bartlett
Manager, Clear Asset
Manager, GCIM
Executive Vice President, Legg Mason, Inc.
Vice President and Manager, LMIH
Director, LMREC
Director, LMREC II
Director, PCM I
Director, PCM II
Manager, Royce
Director, WAM
Director, WAMCL

Director, WAM Tokyo
Director, WAM Australia
Director, WAM Singapore

David R. Odenath	Manager, Clear Adv
Manager, Brandywine
Director, LMFA
Director, Batterymarch
Director, GCIM
Director, LMCM
Manager, Clear Asset
Senior Executive Vice President, Legg Mason, Inc.
Manager, LMGAA
Director, WAM
Director, WAMCL
Director, WAM Tokyo
Director, WAM Australia
Director, WAM Singapore

Peter E. Sundman	Manager, President and CEO, Clear Adv
Manager, President and CEO, Clear Asset

(g)     Legg Mason Capital Management, Inc. (“LMCM”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMCM have been engaged as director, officer, employee, partner, or trustee.

Charles J. Daley, Jr.	Treasurer and Director, LMCM
Manager, Clear Adv
Manager and Treasurer, Brandywine
Manager, LMPFA
Director, Batterymarch
Director, LMGAA
Manager, Vice President and Treasurer, LMIC
Delegation of Authority, LMM
Director and President, NS
Director, President, and Treasurer, The Baltimore Co
Director, Barrett
President, Treasurer and Director, BMML
Manager, Clear Asset
Director, Vice President and Treasurer, FG
Manager, GCIM
Manager, Vice President and Treasurer, GS
Executive Vice President, CFO, and Treasurer, Legg Mason, Inc.
Manager, President, Treasurer, LeggCo
President and Director, LM Canada Hldg
Vice President and Treasurer, LMCF
President, Treasurer, and Director, LMCRES
Director and President, LMFC
Director, LM & Co (UK) Ltd
President and Manager, LMIH
President and Manager, LMIH II
President and Manager, LMIH Chile
Manager, Vice President and Treasurer, LM Marketing
Vice Chairman and Treasurer, LMPAC
Manager, LMPPG
President, Director, and Treasurer, LM Properties
Treasurer, LMREC

Treasurer, LMREC II
President and Treasurer, LMRESA
Vice President and Treasurer, LMRC
Vice President and Treasurer, LMRG
Vice President and Treasurer, LMRP
Treasurer, LMTS
Treasurer, LM Tower
Director, Vice President and Treasurer, LMBAM
Manager, President and Treasurer, LMCC
Manager, President and Treasurer, LMCS I
Manager, President and Treasurer, LMCS II
Manager, President and Treasurer, LMCS III
Manager, President and Treasurer, LMCS IV
Manager, President and Treasurer, LMCS V
Director, President and Treasurer, LMRC II
Director, Vice President and Treasurer, LMRC Properties
Director, LMRES Hldgs
Director, PCM I
Director, PCM II
Manager, Royce
Manager, SBFM

Thomas C. Merchant	Secretary, LMCM
Secretary, Brandywine
Vice President and Assistant Secretary, LMPFA
Secretary, LMIC
Vice President and Secretary, NS
Vice President and Secretary, Legg Mason, Inc.
Secretary, LeggCo
Secretary, The Baltimore Co.
Secretary, Barrett
Assistant Secretary, Bartlett
Secretary, BMML
Secretary, FG
Secretary, GCIM
Secretary, LM Canada Hldg
Secretary, LMCF
Secretary, LMCRES
Secretary, LMIH
Secretary, LMIH II
Secretary, LMIH Chile
Secretary, LM Properties
Secretary, LMPAC
Secretary, LMREC
Secretary, LMREC II
Secretary, LMRESA
Secretary, LMRC
Secretary, LMRG
Secretary, LMRP
Secretary, LMTS
Secretary, LM Tower
Secretary, LMCC
Secretary, LMCS I
Secretary, LMCS II
Secretary, LMCS III
Secretary, LMCS IV
Secretary, LMCS V

Secretary, LMRC II
Secretary, LMRC Properties
Assistant Secretary, LMRES Hldgs

William H. Miller III	Chairman, CIO and Director, LMCM
Managing Member, LMM

Jennifer W. Murphy	Director, President, CEO and CFO, LMCM
COO, LMM

Jeffrey A. Nattans	Director, LMCM
Manager, Clear Adv
Director, Barrett
Manager, LMIC
Director, NS
Director, Bartlett
Manager, Clear Asset
Manager, GCIM
Executive Vice President, Legg Mason, Inc.
Vice President and Manager, LMIH
Director, LMREC
Director, LMREC II
Director, PCM I
Director, PCM II
Manager, Royce
Director, WAM
Director, WAMCL
Director, WAM Tokyo
Director, WAM Australia
Director, WAM Singapore

David R. Odenath	Manager, Clear Adv
Manager, Brandywine
Director, LMFA
Director, Batterymarch
Director, GCIM
Director, LMCM
Manager, Clear Asset
Senior Executive Vice President, Legg Mason, Inc.
Manager, LMGAA
Director, WAM
Director, WAMCL
Director, WAM Tokyo
Director, WAM Australia
Director, WAM Singapore

Addresses for Item 31:

3040692 Nova Scotia Company (“NS”)
44 Chipman Hill, 10th Floor
St. John, New Brunswick E2L 4S6
Canada

The Baltimore Company (“The Baltimore Co”)
100 International Drive
Baltimore, MD 21202

Barrett Associates, Inc. (“Barrett”)
565 Fifth Avenue
New York, NY 10017

Bartlett & Co. (“Bartlett”)
36 East Fourth Street
Cincinnati, OH 45202

Batterymarch Financial Management, Inc. (“Batterymarch”)
200 Clarendon Street
Boston, MA 02116

Batterymarch GP, LLC
200 Clarendon Street
Boston, MA 02116

BMML, Inc. (“BMML”)
100 International Drive
Baltimore, MD 21202

Brandywine Global Investment Management, LLC (“Brandywine”)
2929 Arch Street, 8th Floor
Philadelphia, PA 19104

Brandywine Global Investment Management (“BGIM”)
Level 9, Leaf B, Tower 42
25 Old Broad Street
London, England EC2N 1HQ

Brandywine Global Investment Management (Asia) Pte Ltd. (“Brandywine Singapore”)
36 Robinson House, #18
City House
Singapore

BRE Group, Inc. (“BRE”)
36 East Fourth Street
Cincinnati, OH 45202

Citi Fund Management Inc. (“Citi Funds”)
100 First Stamford Place
Stamford, CT 06902-6729

Clearbridge Advisors, LLC (“Clear Adv”)
620 Eight Avenue
New York, NY 10018

Clearbridge Asset Management, Inc. (“Clear Asset”)
620 Eight Avenue
New York, NY 10018

Fairfield Group, Inc. (“FG”)

200 Gibraltor Road

Horsham, PA 19044

Gray Seifert & Co (“GS”)
100 International Drive
Baltimore, MD 21202

Global Currents Investment Management, LLC (“GCIM”)
100 International Drive
Baltimore, MD 21202

Legg Mason Capital Management, Inc. (“LMCM”)
100 International Drive
Baltimore, MD 21202

Legg Mason Canada Holdings Ltd. (“LM Canada Hldg”)
44 Chipman Hill, 10th Floor
St. John, New Brunswick E2L 4S6
Canada

Legg Mason Charitable Foundation, Inc. (“LMCF”)
100 International Drive
Baltimore, MD 21202

Legg Mason Fund Adviser, Inc. (“LMFA”)
100 International Drive
Baltimore, MD 21202

Legg Mason Funding, Corp. (“LMFC”)
100 International Drive
Baltimore, MD 21202

Legg Mason Global Asset Allocation, LLC (“LMGAA”)
620 8th Ave.
New York, NY 10018

Legg Mason, Inc.
100 International Drive
Baltimore, MD 21202

Legg Mason & Co. LLC (“LeggCo”)
100 International Drive
Baltimore, MD 21202

Legg Mason International Holdings, LLC (“LMIH”)
100 International Drive
Baltimore, MD 21202

Legg Mason International Holdings II, LLC (“LMIH II”)
100 International Drive
Baltimore, MD 21202

Legg Mason International Holdings (Chile), LLC (“LMIH Chile”)

El Regidor No 66
Piso 10
Las Condes, Santiago

Chile

Legg Mason Investment Counsel, LLC (“LMIC”)
100 International Drive
Baltimore, MD 21202

Legg Mason Investor Services, LLC “(LMIS”)
100 International Drive
Baltimore, MD 21202

Legg Mason Marketing Co, LLC (“LM Marketing”)
100 International Drive
Baltimore, MD 21202

Legg Mason Partners Fund Advisor, LLC (“LMPFA”)
399 Park Ave.
New York, NY 10022

Legg Mason Political Action Committee (“LMPAC”)
100 International Drive
Baltimore, MD 21202

Legg Mason Properties, Inc. (“LM Properties”)
5955 Carnegie Boulevard
Suite 200
Charlotte, NC 28209

Legg Mason Real Estate Capital, Inc. (“LMREC”)
10880 Wilshire Blvd., Suite 1750
Los Angeles, CA 90024

Legg Mason Real Estate Capital, Inc. II (“LMREC II”)
10880 Wilshire Blvd., Suite 1750
Los Angeles, CA 90024

Legg Mason Real Estate Investors, Inc. (“LMREI”)
100 International Drive
Baltimore, MD 21202

Legg Mason Commercial Real Estate Services, Inc. (“LMCRES”)
100 International Drive
Baltimore, MD 21203

Legg Mason Real Estate Securities Advisors, Inc. (“LMRESA”)
100 International Drive
Baltimore, MD 21202

Legg Mason Realty Capital, Inc. (“LMRC”)
100 International Drive
Baltimore, MD 21202

Legg Mason Realty Group, Inc. (“LMRG”)
100 International Drive
Baltimore, MD 21202

Legg Mason Realty Partners, Inc. (“LMRP”)
100 International Drive
Baltimore, MD 21202

Legg Mason Technology Services, Inc. (“LMTS”)
100 International Drive
Baltimore, MD 21202

Legg Mason Tower, Inc. (“LM Tower”)
100 International Drive
Baltimore, MD 21202

Legg Mason Investment Counsel & Trust Company, N.A. (“LMIC”)
100 International Drive
Baltimore, MD 21202

LM BAM, Inc. (“LM BAM”)

46 Public Square, Suite 700
Wilkes Barre, PA 18701

LM Capital Company (“LMCC”)
100 International Drive
Baltimore, MD 21202

LM Capital Support I (“LMCS I”)
100 International Drive
Baltimore, MD 21202

LM Capital Support II (“LMCS II”)
100 International Drive
Baltimore, MD 21202

LM Capital Support III (“LMCS III”)
100 International Drive
Baltimore, MD 21202

LM Capital Support IV (“LMCS IV”)
100 International Drive
Baltimore, MD 21202

LM Capital Support V (“LMCS V”)
100 International Drive
Baltimore, MD 21202

LM Holdings, Limited (“LM Holdings”)
155 Bishopsgate
London EC2M 3TY
England

LMRC II, Inc. (“LMRC II”)
100 International Drive
Baltimore, MD 21202

LMRC Properties, Inc. (“LMRC Properties”)
100 International Drive
Baltimore, MD 21202

LMM LLC (“LMM”)
100 International Drive
Baltimore, MD 21202

LMRES Holdings (“LMRES Hldgs”)
100 International Drive
Baltimore, MD 21202

PCM Holdings I, Inc. (“PCM I”)
8889 Pelican Bay Boulevard, Suite 500
Naples, FL 34108-7512

PCM Holdings II, LLC (“PCM II”)
8889 Pelican Bay Boulevard, Suite 500
Naples, FL 34108-7512

Permal Asset Management, Inc. (“Permal”)
900 Third Ave. 28th Floor
New York, NY 10022

Royce & Associates, LLC (“Royce”)
1414 Avenue of the Americas
New York, NY 10019

Smith Barney Fund Management (“SBFM”)
300 First Stamford Place
Stamford, CT 06902

Western Asset Management Company (“WAM”)

385 East Colorado Boulevard
Pasadena, CA 91101

Western Asset Management Company Limited (“WAMCL”)
10 Exchange Square
Primrose Street
London EC2A 2EN
England

Western Asset Management Company Ltd (“WAM Tokyo”)
Ote Center Building
1-1-3 Otemachi Chiyoda-ku
Tokyo 100-0004

Japan

Western Asset Management Company Pty Ltd (“WAM Australia”)
Level 13
120 Collins Street
GPO Box 507
Melbourne Victoria 3000
Australia

Western Asset Management (UK) Holdings Limited (“WAMCO Hldgs Ltd”)
10 Exchange Square
Primrose Street
London EC2A 2EN
England

Western Asset Management Company Pte, Ltd (“WAM Singapore”)
1 George Street, #23-01
Singapore 049145

Item 32.	Principal Underwriters

(a)     Legg Mason Investor Services, LLC (“LMIS”), the Registrant’s principal underwriter, also serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: Legg Mason Charles Street Trust, Inc. Legg Mason Income Trust, Inc.; Legg Mason Investors Trust, Inc.; Legg Mason Light Street Trust, Inc.; Legg Mason Special Investment Trust, Inc.; Legg Mason Global Trust, Inc.; Legg Mason Value Trust, Inc.; Legg Mason Tax-Free Income Fund; Legg Mason Investment Trust, Inc.; Legg Mason Growth Trust, Inc.; Western Asset Funds, Inc.; Legg

Mason Partners Premium Money Market Trust; Legg Mason Partners Institutional Trust; Legg Mason Partners Money Market Trust; Legg Mason Partners Equity Trust; Legg Mason Partners Variable Equity Trust; Barrett Opportunity Fund, Inc.; Legg Mason Partners Variable Income Trust; Legg Mason Partners Income Trust.

(b)     The following table sets forth information concerning each director and officer of LMIS.

Name and Principal	Position and Offices	Positions and Offices
Business Address*	with Underwriter – LMIS	with Registrant

Kimberly Mustin	Co-Managing Director	None
100 First Stamford Pl.
Stamford, CT 06902-6732

Matthew Schiffman	Co-Managing Director	None
100 First Stamford Pl.
Stamford, CT 06902-6732

George Betzios	Vice President	None
55 Water Street, 31st Floor
New York, NY 10041

W. Talbot Daley	Vice President	None

David J. Eikenburg	Vice President	None

Mark E. Freemyer	Vice President	None
300 First Stamford Pl.
Stamford, CT 06902-6732

Thomas J. Hirschmann	Vice President	None

Joseph P. LaRocque	Vice President	None

Michael P. McAllister	Vice President	None

Theresa P. McGuire	Vice President	None

Jeremy O’Shea	Vice President	None
100 First Stamford Pl.
Stamford, CT 06902-6732

Joel R. Sauber	Vice President	None
300 First Stamford Pl.
Stamford, CT 06902-6732

Robert Shepler	Vice President	None
55 Water Street, 32nd Floor
New York, NY 10041

Jason Bennett	Chief Financial Officer, Treasurer and Financial Reporting Officer	None

Kenneth D. Cieprisz	Chief Compliance Officer	None
399 Park Avenue, 4th Floor
New York, NY 10022

Joseph M. Furey	General Counsel and Secretary	None

Erin L. Clark	Assistant Secretary	None

Vicki Schmelzer	Assistant Secretary	None

Ronald Holinsky	Deputy General Counsel	None

Stephen A. Scarpino	AML Compliance Officer	None
100 First Stamford Pl.
Stamford, CT 06902

* All addresses are 100 International Drive, Baltimore, Maryland 21202, unless otherwise indicated.

Item 33.	Location of Accounts and Records

The books, accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained in the physical possession of:

State Street Bank and Trust Company		Legg Mason Partners Fund Advisor, LLC
P. O. Box 1713	and	100 International Drive
Boston, Massachusetts 02105		Baltimore, Maryland 21202

Item 34.	Management Services - None

Item 35.	Undertakings - None

SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Global Asset Management Trust, has duly caused this Pre-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and State of Maryland, on the 24th day of November, 2009.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

By:	/s/ David R. Odenath
David R. Odenath
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Mark R. Fetting*	Chairman and Trustee	November 24, 2009
Mark R. Fetting

/s/ David R. Odenath	President (Principal Executive	November 24, 2009
David R. Odenath	Officer) and Trustee

/s/ Ruby P. Hearn*	Trustee	November 24, 2009
Ruby P. Hearn

/s/ Arnold L. Lehman*	Trustee	November 24, 2009
Arnold L. Lehman

/s/ Robin J.W. Masters*	Trustee	November 24, 2009
Robin J.W. Masters

/s/ Jill E. McGovern*	Trustee	November 24, 2009
Jill E. McGovern

/s/ Arthur S. Mehlman*	Trustee	November 24, 2009
Arthur S. Mehlman

/s/ G. Peter O’Brien*	Trustee	November 24, 2009
G. Peter O’Brien

/s/ S. Ford Rowan*	Trustee	November 24, 2009
S. Ford Rowan

/s/ Robert M. Tarola*	Trustee	November 24, 2009
Robert M. Tarola

/s/ Kaprel Ozsolak	Chief Financial Officer and	November 19, 2009
Kaprel Ozsolak	Treasurer (Principal Financial and Accounting Officer)

* By:	/s/ Richard M. Wachterman
Richard M. Wachterman

Attorney in Fact, pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

I, the undersigned Director/Trustee of one or more of the following investment companies:

LEGG MASON CAPITAL MANAGEMENT GROWTH TRUST, INC.

LEGG MASON CAPITAL MANAGEMENT VALUE TRUST, INC.

LEGG MASON CAPITAL MANAGEMENT SPECIAL INVESTMENT TRUST, INC.

LEGG MASON CHARLES STREET TRUST, INC.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON GLOBAL TRUST, INC.

LEGG MASON INVESTORS TRUST, INC.

LEGG MASON INVESTMENT TRUST, INC.

LEGG MASON LIGHT STREET TRUST, INC.

LEGG MASON TAX-FREE INCOME FUND

plus any other investment company for which Legg Mason Partners Fund Advisor, LLC or an affiliate thereof acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of MARK R. FETTING, DAVID R. ODENATH, R. JAY GERKEN, KAPREL OZSOLAK, ROBERT I. FRENKEL, RICHARD M. WACHTERMAN, THOMAS C. MANDIA, MARC A. DE OLIVEIRA, MICHAEL KOCUR, ARTHUR C. DELIBERT and NDENISARYA M. BREGASI my true and lawful attorney-in-fact, with full power of substitution, and each with full power to sign for me and in my name in the appropriate capacity and only for those companies described above for which I serve as Director/Trustee, any Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

Any subsequently executed power of attorney that grants powers unrelated to the powers granted herein will not revoke nor supersede this power of attorney unless such subsequent power of attorney expressly states otherwise.

WITNESS my hand on the date set forth below at Baltimore, Maryland.

SIGNATURE	DATE

/s/ Mark R. Fetting	November 5, 2009
Mark R. Fetting

/s/ David R. Odenath	November 5, 2009
David R. Odenath

/s/ Ruby P. Hearn	November 5, 2009
Ruby P. Hearn

/s/ Arnold L. Lehman	November 5, 2009
Arnold L. Lehman

/s/ Robin J.W. Masters	November 5, 2009
Robin J.W. Masters

/s/ Jill E. McGovern	November 5, 2009
Jill E. McGovern

/s/ Arthur S. Mehlman	November 5, 2009
Arthur S. Mehlman

/s/ Jennifer W. Murphy	November 5, 2009
Jennifer W. Murphy

/s/ G. Peter O’Brien	November 5, 2009
G. Peter O’Brien

/s/ S. Ford Rowan	November 5, 2009
S. Ford Rowan

/s/ Robert M. Tarola	November 5, 2009
Robert M. Tarola

Legg Mason Global Asset Management Trust

Exhibits

(a)(ii)	Amended and Restated Declaration of Trust

(b)	Bylaws

(d)(i)	Management Agreement – Legg Mason International Opportunities Bond Fund

(d)(ii)	Subadvisory Agreement – Legg Mason International Opportunities Bond Fund

(d)(iii)	Management Agreement – Legg Mason Manager Select Large Cap Growth Fund and Legg Mason Manager Select Large Cap Value Fund

(d)(iv)	Advisory Agreement – Legg Mason Manager Select Large Cap Growth Fund and Legg Mason Manager Select Large Cap Value Fund

(d)(v)	Subadvisory Agreement – Legg Mason Manager Select Large Cap Growth Fund

(d)(vi)	Schedule of Subadvisory Agreements Omitted From Registration Statement - Legg Mason Manager Select Large Cap Growth Fund and Legg Mason Manager Select Large Cap Value Fund

(e)(i)	Distribution Agreement

(e)(ii)	Anti-Money Laundering Delegation Agreement

(g)	Custodian Agreement

(h)(ii)	Amended Schedule A to Transfer Agency and Services Agreement

(i)	Opinion of counsel

(j)	Consent of Independent Registered Public Accounting Firm

(l)	Agreement for providing initial capital

(m)	Shareholder Services and Distribution Plan

(n)	Multiple Class Plan pursuant to Rule 18f-3